UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number            811-21864

                                  WisdomTree Trust

(Exact name of registrant as specified in charter)

380 Madison Avenue, 21st Floor

                                      New York, NY 10017

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street

                               Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (866) 909-9473

Date of fiscal year end:  March 31

Date of reporting period:  March 31, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached herewith.

WisdomTree Trust

Domestic Dividend Funds

Annual Report

March 31, 2013

WisdomTree Total Dividend Fund (DTD)

WisdomTree Equity Income Fund (DHS)

WisdomTree LargeCap Dividend Fund (DLN)

WisdomTree Dividend ex-Financials Fund (DTN)

WisdomTree MidCap Dividend Fund (DON)

WisdomTree SmallCap Dividend Fund (DES)

“WisdomTree” is a registered mark of WisdomTree Investments, Inc. and is licensed for use by the WisdomTree Trust.

Management’s Discussion of Funds’ Performance (unaudited)

Market Environment Overview

The U.S. equity market, as measured by the S&P 500 Index, returned 13.96% for the 12-month period ended March 31, 2013 (the “period”). After bottoming in March of 2009, the S&P 500 recorded its fourth straight year of gains. Measured from March 31, 2009 through March 31, 2013, the four year cumulative total return on the S&P 500 Index was 114.24%. This represents a substantial recovery in the equity markets as earnings and dividend levels reached and surpassed previous levels. In fact, this was also enough for the S&P 500 Index to surpass its prior October 2007 peak value.

While the overall return for the period was positive, it was marked by several bouts of volatility. One of the major events during the period that created an uncertainty overhang was the U.S. presidential election. Following the re-election of President Barack Obama, there was concern the U.S. government would not be able to solve a series of tax hikes and spending decreases often referred to as the “Fiscal Cliff.” Many feared that the 2003 Bush tax cuts for dividend taxes and capital gains taxes were expiring on January 1st. However, in the final hours of 2012, a deal came together that excited the market: the 2003 Bush tax cuts with respect to dividends were made permanent for the majority of tax payers. As a result, the first quarter of 2013 had a good tailwind supporting the markets.

WisdomTree Funds’ Performance Overview

With the resolution of the dividend-tax issue, as well as continued monthly asset purchases from the U.S. Federal Reserve Bank, the path was cleared for the S&P 500 Index to reach its highest levels in history during the first quarter of 2013.

The following table reflects the WisdomTree Funds’ performance versus their capitalization-weighted benchmark indexes:

Ticker	WisdomTree Fund	1-Year NAV Return	Performance Benchmark	1-Year Return	Difference
DTD	WisdomTree Total Dividend Fund	15.39%	Russell 3000® Index	14.56%	0.83%
DHS	WisdomTree Equity Income Fund	18.83%	Russell 1000® Value Index	18.77%	0.06%
DLN	WisdomTree LargeCap Dividend Fund	14.69%	S&P 500® Index	13.96%	0.73%
DTN	WisdomTree Dividend ex-Financials Fund	18.18%	Dow Jones U.S. Select Dividend IndexSM	17.93%	0.25%
DON	WisdomTree MidCap Dividend Fund	19.96%	S&P MidCap 400® Index	17.83%	2.13%
DES	WisdomTree SmallCap Dividend Fund	21.06%	Russell 2000® Index	16.30%	4.76%

Interestingly, the top-performing performance benchmark within the aforementioned chart was the Russell 1000 Value Index, indicating that value stocks — specifically large cap value stocks — delivered strong performance. All of the performance benchmarks delivered double-digit returns; the S&P 500 Index was actually the lowest with a return of 13.96%.

WisdomTree’s dividend-weighted Funds are designed to track indexes based on the dividend stream generated by the companies included in the underlying WisdomTree Index. The dividend stream is defined as the sum of the dollar value of dividends indicated to be paid by each company. There are two primary factors that drove performance differentials of the WisdomTree Funds and Indexes versus their performance benchmarks. The first is aggregate exposure to one or more sectors. The second is stock selection within each sector. Both of these are determined as part of WisdomTree’s rules-based index methodology. These exposures are not subjectively determined. Rather, they are objectively determined at the Index rebalancing dates based on the dividend stream.

Nine of ten sectors represented within the S&P 500 Index experienced positive performance over the period. The best-performing sector over the period was the

WisdomTree Domestic Dividend Funds	1

Management’s Discussion of Funds’ Performance (unaudited) (concluded)

Telecommunication Services sector, with Health Care and Consumer Staples close behind. Each of these sectors delivered a return greater than 20% over the period. The single negatively performing sector over the period was Information Technology. Similar to how Apple drove strong performance for this sector from March 31, 2011 to March 31, 2012, the significant weight to this company, combined with negative performance from March 31, 2012 to March 31, 2013, drove this ultimate result. Materials was also a relative laggard, the only positively performing sector to deliver a single-digit return over the period. With little question, the strongest performance came from the more defensively oriented sectors.

The performance of each WisdomTree Fund compared to its performance benchmark was favorable over the period. This ultimately makes sense, in that WisdomTree’s dividend-focused approaches have tended to historically tilt toward dividend-paying firms, and there have historically been larger numbers of these firms within the defensively oriented sectors — like Telecommunication Services, Health Care, and Consumer Staples.

The strongest relative performance advantage measured versus the requisite performance benchmarks came with respect to the WisdomTree MidCap Dividend Fund (DON) and the WisdomTree SmallCap Dividend Fund (DES). These were the only WisdomTree Domestic Dividend Funds to generate performances of greater than 1% in excess of their performance benchmarks. For DON, this was largely due to being underweight the Information Technology sector relative to the S&P MidCap 400 Index over the period. For DES, this was largely due to being overweight the Financials sector relative to the Russell 2000 Index over the period.

Fund returns are shown at NAV. Please see Performance Summaries on the subsequent pages for more complete performance information. Please see page 9 for the list of index descriptions.

Fund performance assumes reinvestment of dividends and capital gain distributions. An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Funds’ performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. Past performance is no guarantee of future results. For the most recent month-end performance information visit www.wisdomtree.com.

2	WisdomTree Domestic Dividend Funds

Performance Summary (unaudited)

WisdomTree Total Dividend Fund (DTD)

Sector Breakdown† as of 3/31/13

Sector	% of Net Assets
Financials	17.0%
Consumer Staples	14.0%
Information Technology	12.6%
Industrials	10.7%
Health Care	10.3%
Energy	9.5%
Consumer Discretionary	8.7%
Utilities	6.9%
Telecommunication Services	5.7%
Materials	4.2%
Investment Companies	0.2%
Other Assets less Liabilities††	0.2%
TOTAL	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

††	Other assets include investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 3/31/13

Description	% of Net Assets
AT&T, Inc.	3.1%
Exxon Mobil Corp.	2.9%
Apple, Inc.	2.3%
Microsoft Corp.	2.3%
General Electric Co.	2.2%
Johnson & Johnson	2.2%
Chevron Corp.	2.1%
Pfizer, Inc.	2.0%
Procter & Gamble Co. (The)	1.9%
Verizon Communications, Inc.	1.9%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree Total Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Dividend Index.

The Fund returned 15.39% at net asset value (“NAV”) for the fiscal year ending March 31, 2013 (for more complete performance information please see the chart below). The Fund’s performance benefited most from its position in the Consumer Staples sector. The Fund’s position in the Information Technology sector created the greatest drag on performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. As of the Fund’s current prospectus dated July 30, 2012, as last revised March 25, 2013, the Fund’s annual expense ratio was 0.28%.

Performance as of 3/31/13

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree Dividend Index	Russell 3000® Index
One Year	15.39%	15.28%	15.84%	14.56%
Three Year	14.83%	15.08%	15.43%	12.97%
Five Year	6.04%	6.05%	6.60%	6.32%
Since Inception[1]	5.57%	5.55%	6.06%	5.90%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Domestic Dividend Funds	3

Performance Summary (unaudited)

WisdomTree Equity Income Fund (DHS)

Sector Breakdown† as of 3/31/13

Sector	% of Net Assets
Health Care	15.4%
Consumer Staples	15.2%
Utilities	13.4%
Telecommunication Services	11.9%
Financials	11.8%
Information Technology	11.2%
Energy	8.7%
Industrials	4.2%
Consumer Discretionary	4.2%
Materials	3.5%
Investment Companies	0.3%
Other Assets less Liabilities††	0.2%
TOTAL	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

††Other	assets include investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 3/31/13

Description	% of Net Assets
AT&T, Inc.	6.5%
Microsoft Corp.	4.8%
Johnson & Johnson	4.6%
Chevron Corp.	4.5%
Pfizer, Inc.	4.3%
Procter & Gamble Co. (The)	4.0%
Verizon Communications, Inc.	3.9%
Philip Morris International, Inc.	3.7%
Merck & Co., Inc.	3.1%
Intel Corp.	2.7%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree Equity Income Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Equity Income Index.

The Fund returned 18.83% at net asset value (“NAV”) for the fiscal year ending March 31, 2013 (for more complete performance information please see the chart below). The Fund’s performance benefited most from its position in the Health Care sector. The Fund’s position in the Information Technology sector created the greatest drag on performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. As of the Fund’s current prospectus dated July 30, 2012, as last revised March 25, 2013, the Fund’s annual expense ratio was 0.38%.

Performance as of 3/31/13

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree Equity Income Index	Russell 1000® Value Index
One Year	18.83%	18.82%	19.29%	18.77%
Three Year	17.89%	18.33%	18.38%	12.74%
Five Year	5.75%	5.76%	6.17%	4.85%
Since Inception[1]	4.42%	4.44%	4.75%	4.57%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

4	WisdomTree Domestic Dividend Funds

Performance Summary (unaudited)

WisdomTree LargeCap Dividend Fund (DLN)

Sector Breakdown† as of 3/31/13

Sector	% of Net Assets
Consumer Staples	15.9%
Information Technology	13.9%
Financials	12.8%
Health Care	11.8%
Energy	10.8%
Industrials	10.5%
Consumer Discretionary	7.9%
Telecommunication Services	6.3%
Utilities	6.1%
Materials	3.7%
Investment Companies	0.1%
Other Assets less Liabilities††	0.2%
TOTAL	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

††Other	assets include investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 3/31/13

Description	% of Net Assets
AT&T, Inc.	3.7%
Exxon Mobil Corp.	3.5%
Apple, Inc.	2.8%
Microsoft Corp.	2.6%
General Electric Co.	2.6%
Johnson & Johnson	2.6%
Chevron Corp.	2.5%
Pfizer, Inc.	2.4%
Procter & Gamble Co. (The)	2.2%
Verizon Communications, Inc.	2.2%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree LargeCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree LargeCap Dividend Index.

The Fund returned 14.69% at net asset value (“NAV”) for the fiscal year ending March 31, 2013 (for more complete performance information please see the chart below). The Fund’s performance benefited most from its position in the Consumer Staples sector. The Fund’s position in the Information Technology sector created the greatest drag on performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. As of the Fund’s current prospectus dated July 30, 2012, as last revised March 25, 2013, the Fund’s annual expense ratio was 0.28%.

Performance as of 3/31/13

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree LargeCap Dividend Index	S&P 500® Index
One Year	14.69%	14.69%	15.02%	13.96%
Three Year	14.77%	14.99%	15.10%	12.67%
Five Year	5.41%	5.42%	5.94%	5.81%
Since Inception[1]	5.31%	5.28%	5.69%	5.63%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Domestic Dividend Funds	5

Performance Summary (unaudited)

WisdomTree Dividend ex-Financials Fund (DTN)

Sector Breakdown† as of 3/31/13

Sector	% of Net Assets
Utilities	15.9%
Information Technology	13.2%
Consumer Staples	12.9%
Industrials	11.1%
Energy	11.1%
Materials	10.3%
Health Care	10.1%
Consumer Discretionary	9.9%
Telecommunication Services	5.0%
Investment Companies	0.2%
Other Assets less Liabilities††	0.3%
TOTAL	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

††Other	assets include investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 3/31/13

Description	% of Net Assets
Exelon Corp.	2.3%
Hewlett-Packard Co.	1.9%
CenturyLink, Inc.	1.9%
Ameren Corp.	1.8%
AT&T, Inc.	1.6%
Reynolds American, Inc.	1.6%
Altria Group, Inc.	1.6%
Duke Energy Corp.	1.6%
Public Service Enterprise Group, Inc.	1.5%
PPL Corp.	1.5%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree Dividend ex-Financials Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Dividend ex-Financials Index.

The Fund returned 18.18% at net asset value (“NAV”) for the fiscal year ending March 31, 2013 (for more complete performance information please see the chart below). The Fund’s performance benefited most from its position in the Health Care sector. The Fund’s position in the Telecommunication Services sector created the greatest drag on performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. As of the Fund’s current prospectus dated July 30, 2012, as last revised March 25, 2013, the Fund’s annual expense ratio was 0.38%.

Performance as of 3/31/13

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree Dividend Top 100/ Dividend ex-Financials Spliced Index[1]	Dow Jones U.S. Select Dividend IndexSM
One Year	18.18%	18.11%	18.53%	17.93%
Three Year	17.56%	17.84%	18.02%	15.87%
Five Year	8.25%	8.28%	8.74%	6.70%
Since Inception[2]	7.15%	7.14%	7.54%	4.86%
[1]	WisdomTree Dividend Top 100 Index through May 7, 2009; WisdomTree Dividend ex-Financials Index thereafter.

[2]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

6	WisdomTree Domestic Dividend Funds

Performance Summary (unaudited)

WisdomTree MidCap Dividend Fund (DON)

Sector Breakdown† as of 3/31/13

Sector	% of Net Assets
Financials	24.7%
Consumer Discretionary	17.1%
Utilities	16.8%
Industrials	12.9%
Materials	9.3%
Information Technology	6.9%
Consumer Staples	4.4%
Energy	2.8%
Telecommunication Services	2.8%
Health Care	1.9%
Investment Companies	0.2%
Other Assets less Liabilities††	0.2%
TOTAL	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

††Other	assets include investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 3/31/13

Description	% of Net Assets
Windstream Corp.	1.6%
Ameren Corp.	1.4%
Best Buy Co., Inc.	1.3%
Pitney Bowes, Inc.	1.2%
Frontier Communications Corp.	1.1%
NiSource, Inc.	1.1%
H&R Block, Inc.	1.0%
Western Union Co. (The)	1.0%
Microchip Technology, Inc.	0.9%
CMS Energy Corp.	0.9%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree MidCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree MidCap Dividend Index.

The Fund returned 19.96% at net asset value (“NAV”) for the fiscal year ending March 31, 2013 (for more complete performance information please see the chart below). The Fund’s performance benefited most from its position in the Financials sector. The Fund’s position in the Telecommunication Services sector created the greatest drag on performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. As of the Fund’s current prospectus dated July 30, 2012, as last revised March 25, 2013, the Fund’s annual expense ratio was 0.38%.

Performance as of 3/31/13

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree MidCap Dividend Index	S&P MidCap 400® Index
One Year	19.96%	19.98%	20.24%	17.83%
Three Year	15.67%	15.95%	16.13%	15.12%
Five Year	9.89%	9.91%	10.20%	9.85%
Since Inception[1]	7.30%	7.38%	7.22%	8.34%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Domestic Dividend Funds	7

Performance Summary (unaudited)

WisdomTree SmallCap Dividend Fund (DES)

Sector Breakdown† as of 3/31/13

Sector	% of Net Assets
Financials	24.7%
Industrials	19.3%
Consumer Discretionary	12.6%
Utilities	11.2%
Information Technology	9.4%
Materials	8.2%
Consumer Staples	5.5%
Health Care	4.4%
Energy	2.1%
Telecommunication Services	1.9%
Investment Companies	0.4%
Other Assets less Liabilities††	0.3%
TOTAL	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

††	Other assets include investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 3/31/13

Description	% of Net Assets
R.R. Donnelley & Sons Co.	2.4%
Vector Group Ltd.	1.5%
TAL International Group, Inc.	1.0%
UIL Holdings Corp.	0.9%
Lexmark International, Inc. Class A	0.9%
ALLETE, Inc.	0.9%
PDL BioPharma, Inc.	0.8%
UNS Energy Corp.	0.8%
Black Hills Corp.	0.8%
Avista Corp.	0.8%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree SmallCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree SmallCap Dividend Index.

The Fund returned 21.06% at net asset value (“NAV”) for the fiscal year ending March 31, 2013 (for more complete performance information please see the chart below). The Fund’s performance benefited most from its position in the Financials sector. The Fund’s position in the Telecommunication Services sector created the greatest drag on performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. As of the Fund’s current prospectus dated July 30, 2012, as last revised March 25, 2013, the Fund’s annual expense ratio was 0.38%.

Performance as of 3/31/13

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree SmallCap Dividend Index	Russell 2000® Index
One Year	21.06%	20.93%	21.37%	16.30%
Three Year	14.60%	14.88%	14.85%	13.45%
Five Year	8.58%	8.60%	9.15%	8.24%
Since Inception[1]	5.98%	5.99%	6.09%	6.24%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

8	WisdomTree Domestic Dividend Funds

Description of Indexes (unaudited)

Below are descriptions of each Index referenced in this Report:

The WisdomTree Dividend Index defines the dividend-paying portion of the U.S. stock market.

The WisdomTree LargeCap Dividend Index is comprised of the large-capitalization segment of the U.S. dividend-paying market, selected from the WisdomTree Dividend Index.

The WisdomTree MidCap Dividend Index is comprised of the mid-capitalization segment of the U.S. dividend-paying market, selected from the WisdomTree Dividend Index.

The WisdomTree SmallCap Dividend Index is comprised of the small-capitalization segment of the U.S. dividend-paying market, selected from the WisdomTree Dividend Index.

The WisdomTree Equity Income Index is comprised of companies with high dividend yields, selected from the WisdomTree Dividend Index.

The WisdomTree Dividend ex-Financials Index is comprised of high dividend-yielding stocks outside the financial sector.

The WisdomTree Dividend Top 100 Index is comprised of the 100 highest dividend-yielding companies in the WisdomTree LargeCap Dividend Index.

The S&P 500® Index is a capitalization-weighted index of 500 stocks selected by Standard & Poor’s Index Committee, designed to represent the performance of the leading industries in the United States economy.

The S&P MidCap 400® Index is a capitalization-weighted index that is comprised of the mid-capitalization range of the U.S. stock market, with stocks selected by the Standard & Poor’s Index Committee.

The Russell 2000® Index is a capitalization-weighted index that is comprised of the smallest 2,000 securities in the Russell 3000 Index, based on total market capitalization.

The Russell 3000® Index is a capitalization-weighted index that is comprised of the 3,000 largest U.S. companies, based on total market capitalization.

The Russell 1000® Value Index is a capitalization-weighted index that is comprised of the large-capitalization value segment of the U.S. equity universe, selecting from the Russell 1000 Index.

The Dow Jones U.S. Select Dividend IndexSM is comprised of 100 U.S. dividend-paying companies.

Index performance information assumes the reinvestment of net dividends and excludes management fees, transaction costs and expenses. You cannot directly invest in an index.

The Dow Jones U.S. Select Dividend Index is calculated, distributed and marketed by Dow Jones Indexes, a licensed trademark of CME Group Index Services LLC, and has been licensed for use.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s (“S&P”), a division of The McGraw-Hill Companies, Inc., and is licensed for use by WisdomTree Investments, Inc. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Neither MSCI nor any other party involved in or related to compiling, computing or creating the MSCI data makes any express or implied warranties or representations with respect to such data (or

WisdomTree Domestic Dividend Funds	9

Description of Indexes (unaudited) (concluded)

the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such data. Without limiting any of the foregoing, in no event shall MSCI, any of its affiliates or any third party involved in or related to compiling, computing or creating the data have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages. No further distribution or dissemination of the MSCI data is permitted without MSCI’s express written consent.

10	WisdomTree Domestic Dividend Funds

Shareholder Expense Examples (unaudited)

As a shareholder of a WisdomTree Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of your Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2012 to March 31, 2013.

Actual expenses

The first line under each Fund in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During the Period 10/01/12 to 3/31/13” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line under each Fund in the table on the next page provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

WisdomTree Domestic Dividend Funds	11

Shareholder Expense Examples (unaudited) (concluded)

	Beginning Account Value 10/01/12	Ending Account Value 3/31/13	Annualized Expense Ratio Based on the Period 10/01/12 to 3/31/13	Expenses Paid During the Period† 10/01/12 to 3/31/13
WisdomTree Total Dividend Fund
Actual	$1,000.00	$1,105.80	0.28%	$1.47
Hypothetical (5% return before expenses)	$1,000.00	$1,023.54	0.28%	$1.41
WisdomTree Equity Income Fund
Actual	$1,000.00	$1,104.00	0.38%	$1.99
Hypothetical (5% return before expenses)	$1,000.00	$1,023.04	0.38%	$1.92
WisdomTree LargeCap Dividend Fund
Actual	$1,000.00	$1,096.20	0.28%	$1.46
Hypothetical (5% return before expenses)	$1,000.00	$1,023.54	0.28%	$1.41
WisdomTree Dividend ex-Financials Fund
Actual	$1,000.00	$1,126.00	0.38%	$2.01
Hypothetical (5% return before expenses)	$1,000.00	$1,023.04	0.38%	$1.92
WisdomTree MidCap Dividend Fund
Actual	$1,000.00	$1,168.70	0.38%	$2.05
Hypothetical (5% return before expenses)	$1,000.00	$1,023.04	0.38%	$1.92
WisdomTree SmallCap Dividend Fund
Actual	$1,000.00	$1,154.80	0.38%	$2.04
Hypothetical (5% return before expenses)	$1,000.00	$1,023.04	0.38%	$1.92
†	Expenses are calculated using each Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 182/365 (to reflect the one-half year period).

12	WisdomTree Domestic Dividend Funds

Schedule of Investments

WisdomTree Total Dividend Fund (DTD)

March 31, 2013

Investments	Shares	Value

UNITED STATES – 101.3%
COMMON STOCKS – 99.6%
Advertising – 0.1%
Harte-Hanks, Inc.	2,695	$20,994
Interpublic Group of Cos., Inc. (The)	7,741	100,865
Omnicom Group, Inc.	5,171	304,572

Total Advertising		426,431
Aerospace/Defense – 2.2%
Alliant Techsystems, Inc.	545	39,474
Boeing Co. (The)	14,476	1,242,765
Curtiss-Wright Corp.	528	18,322
Exelis, Inc.	5,698	62,051
General Dynamics Corp.	8,524	601,027
Kaman Corp.	631	22,382
L-3 Communications Holdings, Inc.	2,047	165,643
Lockheed Martin Corp.	13,233	1,277,249
Northrop Grumman Corp.	7,236	507,605
Raytheon Co.	9,391	552,097
Rockwell Collins, Inc.	2,281	143,977
United Technologies Corp.	19,980	1,866,731

Total Aerospace/Defense		6,499,323
Agriculture – 3.6%
Altria Group, Inc.	91,039	3,130,831
Archer-Daniels-Midland Co.	13,936	470,061
Lorillard, Inc.	16,749	675,822
Philip Morris International, Inc.	56,213	5,211,507
Reynolds American, Inc.	25,876	1,151,223
Universal Corp.	1,088	60,972
Vector Group Ltd.	6,295	101,476

Total Agriculture		10,801,892
Apparel – 0.5%
Cherokee, Inc.	1,224	16,769
Coach, Inc.	4,882	244,051
Columbia Sportswear Co.(a)	595	34,439
Jones Group, Inc. (The)	1,684	21,420
NIKE, Inc. Class B	10,384	612,760
Ralph Lauren Corp.	500	84,655
VF Corp.	2,084	349,591
Wolverine World Wide, Inc.	831	36,871

Total Apparel		1,400,556
Auto Manufacturers – 0.3%
Ford Motor Co.	48,230	634,225
PACCAR, Inc.	5,222	264,024

Total Auto Manufacturers		898,249
Auto Parts & Equipment – 0.2%
Allison Transmission Holdings, Inc.(a)	1,777	42,666
Cooper Tire & Rubber Co.	1,246	31,972
Dana Holding Corp.	1,637	29,188
Douglas Dynamics, Inc.	1,032	14,262
Johnson Controls, Inc.	13,795	483,791
Lear Corp.	1,361	74,678

Superior Industries International, Inc.	1,461	$27,291

Total Auto Parts & Equipment		703,848
Banks – 6.0%
1st Source Corp.	1,299	30,786
Arrow Financial Corp.(a)	1,087	26,784
Associated Banc-Corp.	3,367	51,145
BancFirst Corp.	589	24,561
BancorpSouth, Inc.(a)	1,185	19,315
Bank of America Corp.	34,039	414,595
Bank of Hawaii Corp.(a)	1,511	76,774
Bank of New York Mellon Corp. (The)	20,118	563,103
Bank of the Ozarks, Inc.	597	26,477
BB&T Corp.	15,820	496,590
BOK Financial Corp.	1,546	96,316
Capital One Financial Corp.	1,958	107,592
Cathay General Bancorp	833	16,760
Chemical Financial Corp.	1,317	34,742
Citigroup, Inc.	2,890	127,854
City Holding Co.(a)	811	32,270
City National Corp.	811	47,776
Comerica, Inc.	2,951	106,088
Commerce Bancshares, Inc.	1,961	80,068
Community Bank System, Inc.	1,499	44,415
Community Trust Bancorp, Inc.	992	33,758
Cullen/Frost Bankers, Inc.(a)	1,834	114,680
CVB Financial Corp.	3,969	44,731
East West Bancorp, Inc.	1,332	34,192
Fifth Third Bancorp	19,816	323,199
First Busey Corp.	2,996	13,692
First Commonwealth Financial Corp.	2,192	16,352
First Financial Bancorp	3,503	56,223
First Financial Bankshares, Inc.(a)	886	43,060
First Financial Corp.	633	19,933
First Republic Bank	1,262	48,738
FirstMerit Corp.(a)	4,422	73,096
FNB Corp.	6,261	75,758
Fulton Financial Corp.	4,106	48,040
Glacier Bancorp, Inc.	3,423	64,969
Goldman Sachs Group, Inc. (The)	6,665	980,755
Hancock Holding Co.	2,206	68,209
Hudson Valley Holding Corp.	878	13,091
Huntington Bancshares, Inc.	17,886	132,178
Iberiabank Corp.	773	38,665
Independent Bank Corp.	712	23,204
International Bancshares Corp.	1,826	37,981
JPMorgan Chase & Co.	87,645	4,159,632
KeyCorp	17,693	176,222
M&T Bank Corp.	3,033	312,884
MB Financial, Inc.	884	21,366
Morgan Stanley	20,355	447,403
National Penn Bancshares, Inc.	5,847	62,504
NBT Bancorp, Inc.	1,489	32,981
Northern Trust Corp.	4,851	264,671

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	13

Schedule of Investments (continued)

WisdomTree Total Dividend Fund (DTD)

March 31, 2013

Investments	Shares	Value

Old National Bancorp	2,995	$41,181
PacWest Bancorp	1,426	41,511
Park National Corp.(a)	1,018	71,046
Penns Woods Bancorp, Inc.	469	19,215
PNC Financial Services Group, Inc.	12,033	800,194
Prosperity Bancshares, Inc.	876	41,514
Regions Financial Corp.	7,493	61,368
Renasant Corp.	1,311	29,340
S&T Bancorp, Inc.	913	16,927
S.Y. Bancorp, Inc.	1,095	24,637
State Street Corp.	9,384	554,501
SunTrust Banks, Inc.	3,392	97,724
Susquehanna Bancshares, Inc.	4,673	58,085
Synovus Financial Corp.	14,458	40,049
TCF Financial Corp.	3,284	49,129
Tompkins Financial Corp.	466	19,702
TrustCo Bank Corp.	7,292	40,689
Trustmark Corp.	2,005	50,145
U.S. Bancorp	36,877	1,251,237
UMB Financial Corp.	859	42,151
Umpqua Holdings Corp.	2,691	35,683
United Bankshares, Inc.	2,182	58,063
Univest Corp. of Pennsylvania	1,311	22,838
Valley National Bancorp(a)	11,703	119,839
Washington Trust Bancorp, Inc.	611	16,729
Webster Financial Corp.	375	9,097
Wells Fargo & Co.	108,442	4,011,270
WesBanco, Inc.	1,186	28,405
Westamerica Bancorp.(a)	706	32,003

Total Banks		17,890,450
Beverages – 2.8%
Beam, Inc.	1,886	119,836
Brown-Forman Corp. Class A	1,329	97,814
Brown-Forman Corp. Class B	1,731	123,593
Coca-Cola Co. (The)	102,611	4,149,589
Coca-Cola Enterprises, Inc.	4,805	177,401
Dr. Pepper Snapple Group, Inc.	5,289	248,319
Molson Coors Brewing Co. Class B	3,983	194,888
PepsiCo, Inc.	40,124	3,174,210

Total Beverages		8,285,650
Biotechnology – 0.4%
Amgen, Inc.	10,556	1,082,096
PDL BioPharma, Inc.	11,550	84,430

Total Biotechnology		1,166,526
Building Materials – 0.1%
Eagle Materials, Inc.	359	23,920
Lennox International, Inc.	686	43,554
Martin Marietta Materials, Inc.(a)	650	66,313
Masco Corp.	5,821	117,876
Simpson Manufacturing Co., Inc.	697	21,335

Total Building Materials		272,998

Chemicals – 2.4%
A. Schulman, Inc.	79	$2,493
Air Products & Chemicals, Inc.	5,309	462,520
Airgas, Inc.	1,092	108,283
Albemarle Corp.	1,088	68,022
Ashland, Inc.	757	56,245
Cabot Corp.	868	29,686
Celanese Corp. Series A	623	27,443
CF Industries Holdings, Inc.	420	79,955
Cytec Industries, Inc.	472	34,966
Dow Chemical Co. (The)	38,536	1,226,986
E.I. du Pont de Nemours & Co.	29,729	1,461,478
Eastman Chemical Co.	2,096	146,447
Ecolab, Inc.	2,534	203,176
FMC Corp.	860	49,046
H.B. Fuller Co.	810	31,655
Huntsman Corp.	5,445	101,223
Innophos Holdings, Inc.	680	37,101
International Flavors & Fragrances, Inc.	1,433	109,868
Kronos Worldwide, Inc.	3,429	53,664
Monsanto Co.	7,261	766,979
Mosaic Co. (The)	4,377	260,913
NewMarket Corp.(a)	124	32,285
Olin Corp.	3,212	81,007
PolyOne Corp.	1,665	40,643
PPG Industries, Inc.	2,529	338,734
Praxair, Inc.	4,910	547,661
Rockwood Holdings, Inc.	1,737	113,669
RPM International, Inc.	3,605	113,846
Sensient Technologies Corp.	376	14,698
Sherwin-Williams Co. (The)	937	158,250
Sigma-Aldrich Corp.	1,077	83,661
Valhi, Inc.	4,491	72,081
Valspar Corp.	1,026	63,868
Westlake Chemical Corp.	546	51,051

Total Chemicals		7,029,603
Coal – 0.1%
Arch Coal, Inc.(a)	4,112	22,328
Consol Energy, Inc.	2,471	83,149
Peabody Energy Corp.	2,519	53,277
Walter Energy, Inc.(a)	832	23,712

Total Coal		182,466
Commercial Services – 1.5%
ABM Industries, Inc.	1,384	30,780
Automatic Data Processing, Inc.	12,307	800,201
Booz Allen Hamilton Holding Corp.(a)	3,047	40,952
Brink’s Co. (The)	731	20,658
Corporate Executive Board Co. (The)	583	33,907
Corrections Corp. of America	1,776	69,388
Deluxe Corp.	1,635	67,689
DeVry, Inc.	41	1,302
Electro Rent Corp.	1,282	23,768
Equifax, Inc.	1,358	78,207

See Notes to Financial Statements.

14	WisdomTree Domestic Dividend Funds

Schedule of Investments (continued)

WisdomTree Total Dividend Fund (DTD)

March 31, 2013

Investments	Shares	Value

Geo Group, Inc. (The)	1,562	$58,762
H&R Block, Inc.	9,414	276,960
Healthcare Services Group, Inc.	1,997	51,183
Insperity, Inc.	734	20,824
Intersections, Inc.(a)	1,530	14,397
Iron Mountain, Inc.	4,541	164,884
Landauer, Inc.	478	26,950
Lender Processing Services, Inc.	1,448	36,866
Manpower, Inc.	1,218	69,085
Mastercard, Inc. Class A	235	127,166
McGrath Rentcorp	1,098	34,148
Moody’s Corp.	2,352	125,409
Paychex, Inc.	12,045	422,418
Quad Graphics, Inc.	1,863	44,600
R.R. Donnelley & Sons Co.(a)	16,750	201,838
Rent-A-Center, Inc.	878	32,433
Robert Half International, Inc.	2,628	98,629
Rollins, Inc.	2,206	54,157
SAIC, Inc.	10,840	146,882
SEI Investments Co.	2,871	82,828
Service Corp. International	3,184	53,268
Sotheby’s	667	24,953
Total System Services, Inc.	3,090	76,570
Towers Watson & Co. Class A	307	21,281
Visa, Inc. Class A	3,897	661,867
Weight Watchers International, Inc.	789	33,225
Western Union Co. (The)	17,203	258,733

Total Commercial Services		4,387,168
Computers – 4.4%
Apple, Inc.	15,691	6,945,307
Computer Sciences Corp.	2,665	131,198
Dell, Inc.	39,962	572,656
Diebold, Inc.	2,235	67,765
DST Systems, Inc.	469	33,426
Hewlett-Packard Co.	56,932	1,357,259
International Business Machines Corp.	16,308	3,478,496
j2 Global, Inc.(a)	1,367	53,600
Jack Henry & Associates, Inc.	916	42,328
Lexmark International, Inc. Class A	2,905	76,692
MTS Systems Corp.	470	27,331
Western Digital Corp.	5,115	257,182

Total Computers		13,043,240
Cosmetics/Personal Care – 2.4%
Avon Products, Inc.	6,983	144,758
Colgate-Palmolive Co.	9,213	1,087,410
Estee Lauder Cos., Inc. (The) Class A	2,036	130,365
Procter & Gamble Co. (The)	73,552	5,667,917

Total Cosmetics/Personal Care		7,030,450
Distribution/Wholesale – 0.3%
Fastenal Co.	4,508	231,486
Genuine Parts Co.	4,105	320,190
Owens & Minor, Inc.(a)	1,985	64,631

Pool Corp.	837	$40,176
United Stationers, Inc.	768	29,683
W.W. Grainger, Inc.	895	201,357
Watsco, Inc.	926	77,951

Total Distribution/Wholesale		965,474
Diversified Financial Services – 2.3%
American Express Co.	13,157	887,571
Ameriprise Financial, Inc.	5,419	399,109
Arlington Asset Investment Corp. Class A	2,122	54,769
BGC Partners, Inc. Class A	15,908	66,177
BlackRock, Inc.	4,422	1,135,923
Calamos Asset Management, Inc. Class A	1,521	17,902
California First National Bancorp	1,554	26,869
CBOE Holdings, Inc.	2,157	79,680
Charles Schwab Corp. (The)	22,374	395,796
CME Group, Inc.	10,801	663,073
Cohen & Steers, Inc.(a)	1,207	43,536
Discover Financial Services	4,204	188,507
Duff & Phelps Corp. Class A	1,133	17,573
Eaton Vance Corp.	3,267	136,659
Evercore Partners, Inc. Class A	872	36,275
Federated Investors, Inc. Class B(a)	5,245	124,149
Franklin Resources, Inc.	2,055	309,915
FXCM, Inc. Class A	1,250	17,100
GFI Group, Inc.	6,076	20,294
Greenhill & Co., Inc.	1,640	87,543
Horizon Technology Finance Corp.	1,026	14,990
Interactive Brokers Group, Inc. Class A	1,370	20,427
Janus Capital Group, Inc.(a)	5,796	54,482
Legg Mason, Inc.	4,564	146,733
LPL Financial Holdings, Inc.	1,490	48,038
MarketAxess Holdings, Inc.	579	21,597
Medley Capital Corp.	2,312	36,645
NASDAQ OMX Group, Inc. (The)	3,314	107,042
Nelnet, Inc. Class A	705	23,829
NYSE Euronext	10,118	390,960
Raymond James Financial, Inc.	2,306	106,307
SLM Corp.	11,462	234,742
T. Rowe Price Group, Inc.	5,498	411,635
TD Ameritrade Holding Corp.	13,774	284,020
Waddell & Reed Financial, Inc. Class A	2,931	128,319

Total Diversified Financial Services		6,738,186
Electric – 6.0%
AES Corp. (The)	8,240	103,577
ALLETE, Inc.	1,589	77,893
Alliant Energy Corp.	3,827	192,039
Ameren Corp.	10,239	358,570
American Electric Power Co., Inc.	17,417	846,989
Avista Corp.	2,215	60,691
Black Hills Corp.	1,076	47,387
CH Energy Group, Inc.	627	41,000
Cleco Corp.	1,575	74,072
CMS Energy Corp.	8,655	241,821

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	15

Schedule of Investments (continued)

WisdomTree Total Dividend Fund (DTD)

March 31, 2013

Investments	Shares	Value

Consolidated Edison, Inc.	10,413	$635,505
Dominion Resources, Inc.	19,948	1,160,575
DTE Energy Co.	5,814	397,329
Duke Energy Corp.	27,348	1,985,191
Edison International	7,766	390,785
El Paso Electric Co.	1,134	38,159
Empire District Electric Co. (The)	1,920	43,008
Entergy Corp.	7,502	474,426
Exelon Corp.	47,470	1,636,766
FirstEnergy Corp.	18,137	765,381
Great Plains Energy, Inc.	4,792	111,126
Hawaiian Electric Industries, Inc.	4,012	111,173
IDACORP, Inc.	1,308	63,137
Integrys Energy Group, Inc.	3,329	193,615
ITC Holdings Corp.	893	79,709
MDU Resources Group, Inc.	5,005	125,075
MGE Energy, Inc.	834	46,237
National Fuel Gas Co.	1,886	115,706
NextEra Energy, Inc.	11,994	931,694
Northeast Utilities	8,864	385,229
NorthWestern Corp.	1,530	60,986
NRG Energy, Inc.	2,719	72,026
NV Energy, Inc.	6,974	139,689
OGE Energy Corp.	2,381	166,622
Otter Tail Corp.	1,497	46,617
Pepco Holdings, Inc.	10,649	227,889
PG&E Corp.	15,531	691,595
Pinnacle West Capital Corp.	3,824	221,371
PNM Resources, Inc.	2,207	51,401
Portland General Electric Co.	3,061	92,840
PPL Corp.	23,450	734,220
Public Service Enterprise Group, Inc.	18,579	638,003
SCANA Corp.	4,771	244,084
Southern Co. (The)	32,915	1,544,372
TECO Energy, Inc.	8,615	153,519
UIL Holdings Corp.	2,373	93,947
Unitil Corp.	737	20,732
UNS Energy Corp.	1,315	64,356
Westar Energy, Inc.	4,767	158,169
Wisconsin Energy Corp.	5,882	252,279
Xcel Energy, Inc.	15,854	470,864

Total Electric		17,879,446
Electrical Components & Equipment – 0.5%
Acuity Brands, Inc.	333	23,093
AMETEK, Inc.	1,530	66,341
Emerson Electric Co.	18,487	1,032,869
Energizer Holdings, Inc.	930	92,749
Hubbell, Inc. Class B	910	88,370
Littelfuse, Inc.	432	29,311
Molex, Inc.	2,192	64,182
Molex, Inc. Class A	3,099	74,748

Total Electrical Components & Equipment		1,471,663

Electronics – 0.7%
Agilent Technologies, Inc.	2,575	$108,073
American Science & Engineering, Inc.	290	17,687
Amphenol Corp. Class A	889	66,364
AVX Corp.	4,473	53,229
Brady Corp. Class A	1,215	40,739
FLIR Systems, Inc.	1,118	29,079
Gentex Corp.	3,325	66,533
Honeywell International, Inc.	17,493	1,318,098
Jabil Circuit, Inc.	2,986	55,181
National Instruments Corp.	2,077	68,022
PerkinElmer, Inc.	986	33,169
Thermo Fisher Scientific, Inc.	2,521	192,831
Woodward, Inc.	430	17,097

Total Electronics		2,066,102
Energy-Alternate Sources – 0.0%
FutureFuel Corp.	1,489	18,091
Engineering & Construction – 0.1%
Fluor Corp.	1,482	98,301
Granite Construction, Inc.	618	19,677
KBR, Inc.	834	26,755
URS Corp.	1,226	58,125

Total Engineering & Construction		202,858
Entertainment – 0.2%
Cinemark Holdings, Inc.	3,307	97,358
International Game Technology	3,772	62,238
National CineMedia, Inc.	3,781	59,664
Regal Entertainment Group Class A(a)	7,471	124,541
Six Flags Entertainment Corp.	2,452	177,721
Speedway Motorsports, Inc.	1,433	25,780
Vail Resorts, Inc.	525	32,718

Total Entertainment		580,020
Environmental Control – 0.4%
Covanta Holding Corp.	2,771	55,836
Mine Safety Appliances Co.	1,207	59,891
Republic Services, Inc.	9,461	312,213
U.S. Ecology, Inc.	809	21,479
Waste Connections, Inc.	860	30,943
Waste Management, Inc.	16,296	638,966

Total Environmental Control		1,119,328
Food – 2.2%
B&G Foods, Inc.	1,988	60,614
Campbell Soup Co.	8,471	384,245
ConAgra Foods, Inc.	11,354	406,587
Flowers Foods, Inc.	3,235	106,561
General Mills, Inc.	16,497	813,467
H.J. Heinz Co.	9,275	670,304
Harris Teeter Supermarkets, Inc.	877	37,457
Hershey Co. (The)	3,064	268,192
Hillshire Brands Co.	1,926	67,699
Hormel Foods Corp.	4,635	191,518
Ingredion, Inc.	1,008	72,899

See Notes to Financial Statements.

16	WisdomTree Domestic Dividend Funds

Schedule of Investments (continued)

WisdomTree Total Dividend Fund (DTD)

March 31, 2013

Investments	Shares	Value

J.M. Smucker Co. (The)	2,193	$217,458
Kellogg Co.	9,354	602,678
Kroger Co. (The)	9,951	329,776
Lancaster Colony Corp.	597	45,969
McCormick & Co., Inc.	2,120	155,926
Mondelez International, Inc. Class A	30,284	926,993
Safeway, Inc.	8,321	219,258
Sanderson Farms, Inc.	342	18,680
Snyder’s-Lance, Inc.	1,920	48,499
Sysco Corp.	17,011	598,277
Tyson Foods, Inc. Class A	2,086	51,775
Weis Markets, Inc.	925	37,647
Whole Foods Market, Inc.	1,208	104,794

Total Food		6,437,273
Forest Products & Paper – 0.2%
International Paper Co.	11,449	533,294
MeadWestvaco Corp.	4,601	167,016
PH Glatfelter Co.	1,194	27,916

Total Forest Products & Paper		728,226
Gas – 0.7%
AGL Resources, Inc.	4,317	181,098
Atmos Energy Corp.	2,853	121,795
CenterPoint Energy, Inc.	14,474	346,797
Chesapeake Utilities Corp.	178	8,731
Laclede Group, Inc. (The)	987	42,145
New Jersey Resources Corp.	862	38,661
NiSource, Inc.	9,340	274,036
Northwest Natural Gas Co.	509	22,304
Piedmont Natural Gas Co., Inc.	2,298	75,558
Questar Corp.	4,980	121,163
Sempra Energy	6,675	533,600
South Jersey Industries, Inc.	599	33,298
Southwest Gas Corp.	630	29,900
UGI Corp.	3,165	121,504
Vectren Corp.	3,468	122,837
WGL Holdings, Inc.	1,702	75,058

Total Gas		2,148,485
Hand/Machine Tools – 0.2%
Kennametal, Inc.	1,121	43,764
Lincoln Electric Holdings, Inc.	1,066	57,756
Regal-Beloit Corp.	423	34,500
Snap-On, Inc.	961	79,474
Stanley Black & Decker, Inc.	3,664	296,674

Total Hand/Machine Tools		512,168
Healthcare-Products – 1.2%
Baxter International, Inc.	12,308	894,053
Becton Dickinson and Co.	4,112	393,148
C.R. Bard, Inc.	563	56,739
CONMED Corp.	738	25,136
DENTSPLY International, Inc.	816	34,615
Hill-Rom Holdings, Inc.	872	30,712
Medtronic, Inc.	20,838	978,552

Meridian Bioscience, Inc.(a)	1,878	$42,856
Patterson Cos., Inc.	1,321	50,251
ResMed, Inc.(a)	1,745	80,898
St. Jude Medical, Inc.	6,633	268,239
STERIS Corp.	801	33,330
Stryker Corp.	4,826	314,848
Techne Corp.	584	39,624
Teleflex, Inc.	707	59,749
West Pharmaceutical Services, Inc.	501	32,535
Zimmer Holdings, Inc.	1,383	104,029

Total Healthcare-Products		3,439,314
Healthcare-Services – 0.5%
Aetna, Inc.	4,220	215,726
Coventry Health Care, Inc.	1,144	53,802
Humana, Inc.	1,953	134,972
National Healthcare Corp.	459	20,986
Quest Diagnostics, Inc.	2,500	141,125
UnitedHealth Group, Inc.	13,003	743,902
WellPoint, Inc.	4,745	314,261

Total Healthcare-Services		1,624,774
Holding Companies-Diversified – 0.0%
Leucadia National Corp.	4,463	122,420
Home Builders – 0.1%
D.R. Horton, Inc.	2,197	53,387
KB Home(a)	1,106	24,078
Lennar Corp. Class A(a)	637	26,423
MDC Holdings, Inc.	1,445	52,959
Ryland Group, Inc. (The)	388	16,148
Thor Industries, Inc.	1,096	40,322

Total Home Builders		213,317
Home Furnishings – 0.1%
Harman International Industries, Inc.	510	22,761
Whirlpool Corp.	1,376	163,001

Total Home Furnishings		185,762
Household Products/Wares – 0.7%
American Greetings Corp. Class A	586	9,435
Avery Dennison Corp.	2,676	115,255
Church & Dwight Co., Inc.	1,694	109,483
Clorox Co. (The)	3,670	324,905
Ennis, Inc.	1,387	20,902
Kimberly-Clark Corp.	11,462	1,123,047
Scotts Miracle-Gro Co. (The) Class A(a)	1,398	60,450
Spectrum Brands Holdings, Inc.	956	54,100
Tupperware Brands Corp.	1,116	91,222
WD-40 Co.	525	28,754

Total Household Products/Wares		1,937,553
Housewares – 0.1%
Newell Rubbermaid, Inc.	6,432	167,875
Toro Co. (The)	609	28,039

Total Housewares		195,914

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	17

Schedule of Investments (continued)

WisdomTree Total Dividend Fund (DTD)

March 31, 2013

Investments	Shares	Value

Insurance – 2.5%
Aflac, Inc.	10,374	$539,655
Allstate Corp. (The)	8,954	439,373
American Financial Group, Inc.	1,705	80,783
American National Insurance Co.	1,118	97,121
AmTrust Financial Services, Inc.	1,129	39,120
Arthur J. Gallagher & Co.	3,911	161,563
Assurant, Inc.	1,499	67,470
Baldwin & Lyons, Inc. Class B	816	19,413
Brown & Brown, Inc.	2,005	64,240
Chubb Corp. (The)	4,747	415,505
Cincinnati Financial Corp.	5,619	265,161
CNA Financial Corp.	4,578	149,655
Donegal Group, Inc. Class A	1,114	17,011
Erie Indemnity Co. Class A	1,130	85,349
Fidelity National Financial, Inc. Class A	5,228	131,902
First American Financial Corp.	2,166	55,385
Hanover Insurance Group, Inc. (The)	1,456	72,334
Hartford Financial Services Group, Inc.	6,561	169,274
HCC Insurance Holdings, Inc.	1,622	68,173
Horace Mann Educators Corp.	1,484	30,941
Kemper Corp.	1,882	61,372
Lincoln National Corp.	4,093	133,473
Loews Corp.	2,233	98,408
Marsh & McLennan Cos., Inc.	11,928	452,906
Mercury General Corp.	2,515	95,394
MetLife, Inc.	20,116	764,810
Old Republic International Corp.	14,501	184,308
Principal Financial Group, Inc.	7,315	248,929
ProAssurance Corp.	632	29,912
Progressive Corp. (The)	9,558	241,531
Protective Life Corp.	1,763	63,115
Prudential Financial, Inc.	12,191	719,147
Reinsurance Group of America, Inc.	901	53,763
RLI Corp.	529	38,009
Safety Insurance Group, Inc.	809	39,762
Selective Insurance Group, Inc.	1,707	40,985
StanCorp Financial Group, Inc.	1,208	51,654
State Auto Financial Corp.	2,072	36,094
Symetra Financial Corp.	3,200	42,912
Torchmark Corp.	993	59,381
Travelers Cos., Inc. (The)	8,068	679,245
United Fire Group, Inc.	915	23,305
Universal Insurance Holdings, Inc.	3,253	15,777
Unum Group	4,891	138,171
W.R. Berkley Corp.	1,135	50,360

Total Insurance		7,332,151
Internet – 0.1%
Earthlink, Inc.	4,266	23,122
Expedia, Inc.	885	53,109
IAC/InterActiveCorp	1,379	61,614
Nutrisystem, Inc.	1,786	15,145
United Online, Inc.	4,811	29,010

Total Internet		182,000

Iron/Steel – 0.3%
Allegheny Technologies, Inc.	1,729	$54,827
Carpenter Technology Corp.	304	14,984
Cliffs Natural Resources, Inc.(a)	8,048	152,992
Commercial Metals Co.	3,175	50,324
Nucor Corp.	8,889	410,227
Reliance Steel & Aluminum Co.	972	69,177
Steel Dynamics, Inc.	5,850	92,840
United States Steel Corp.(a)	1,182	23,049

Total Iron/Steel		868,420
Leisure Time – 0.1%
Callaway Golf Co.	2,687	17,788
Harley-Davidson, Inc.	2,403	128,080
Polaris Industries, Inc.	936	86,570

Total Leisure Time		232,438
Lodging – 0.5%
Ameristar Casinos, Inc.	972	25,496
Choice Hotels International, Inc.	1,372	58,049
Las Vegas Sands Corp.	13,699	771,939
Marriott International, Inc. Class A	3,670	154,984
Starwood Hotels & Resorts Worldwide, Inc.	3,668	233,762
Wyndham Worldwide Corp.	2,061	132,893
Wynn Resorts Ltd.	1,501	187,865

Total Lodging		1,564,988
Machinery-Construction & Mining – 0.4%
Caterpillar, Inc.	13,273	1,154,353
Joy Global, Inc.	887	52,794

Total Machinery-Construction & Mining		1,207,147
Machinery-Diversified – 0.6%
Albany International Corp. Class A	734	21,213
Applied Industrial Technologies, Inc.	934	42,030
Babcock & Wilcox Co. (The)	1,209	34,348
Briggs & Stratton Corp.	194	4,811
Cognex Corp.	709	29,884
Cummins, Inc.	2,927	338,976
Deere & Co.	7,562	650,181
Flowserve Corp.	426	71,444
Graco, Inc.	929	53,910
IDEX Corp.	1,392	74,361
NACCO Industries, Inc. Class A	210	11,206
Nordson Corp.	572	37,723
Rockwell Automation, Inc.	2,695	232,713
Roper Industries, Inc.	436	55,507
Sauer-Danfoss, Inc.	1,039	60,709
Xylem, Inc.	2,061	56,801

Total Machinery-Diversified		1,775,817
Media – 2.2%
Belo Corp. Class A	3,651	35,889
Cablevision Systems Corp. Class A	7,754	116,000
CBS Corp. Class A	732	33,914
CBS Corp. Class B	6,546	305,633
Comcast Corp. Class A	30,126	1,265,593

See Notes to Financial Statements.

18	WisdomTree Domestic Dividend Funds

Schedule of Investments (continued)

WisdomTree Total Dividend Fund (DTD)

March 31, 2013

Investments	Shares	Value

Comcast Corp. Special Class A	7,925	$313,988
Courier Corp.	1,430	20,606
Factset Research Systems, Inc.(a)	511	47,319
Gannett Co., Inc.	7,956	173,998
John Wiley & Sons, Inc. Class A	1,237	48,194
McGraw-Hill Cos., Inc. (The)	4,419	230,141
Meredith Corp.	1,653	63,244
News Corp. Class A	9,210	281,089
News Corp. Class B	4,565	140,419
Scripps Networks Interactive, Inc. Class A	907	58,356
Sinclair Broadcast Group, Inc. Class A	2,411	48,799
Time Warner Cable, Inc.	6,023	578,569
Time Warner, Inc.	17,535	1,010,367
Viacom, Inc. Class A	905	57,069
Viacom, Inc. Class B	7,831	482,155
Walt Disney Co. (The)	22,190	1,260,392
Washington Post Co. (The) Class B(a)	145	64,815
World Wrestling Entertainment, Inc. Class A	3,111	27,439

Total Media		6,663,988
Metal Fabricate/Hardware – 0.1%
Kaydon Corp.	188	4,809
Mueller Industries, Inc.	485	25,846
Timken Co. (The)	1,521	86,058
Worthington Industries, Inc.	1,605	49,723

Total Metal Fabricate/Hardware		166,436
Mining – 1.0%
Alcoa, Inc.	12,336	105,103
AMCOL International Corp.	802	24,212
Compass Minerals International, Inc.	613	48,366
Freeport-McMoRan Copper & Gold, Inc.	28,494	943,151
Globe Specialty Metals, Inc.	1,336	18,597
Gold Resource Corp.	1,394	18,164
Hecla Mining Co.	4,012	15,847
Kaiser Aluminum Corp.	199	12,865
Newmont Mining Corp.	12,920	541,219
Royal Gold, Inc.	514	36,510
Southern Copper Corp.	30,830	1,158,283
Vulcan Materials Co.	287	14,838

Total Mining		2,937,155
Miscellaneous Manufacturing – 3.4%
3M Co.	14,641	1,556,485
A.O. Smith Corp.	318	23,395
Aptargroup, Inc.	890	51,041
Barnes Group, Inc.	1,287	37,233
Carlisle Cos., Inc.	792	53,690
CLARCOR, Inc.	697	36,509
Crane Co.	1,206	67,367
Danaher Corp.	1,081	67,184
Donaldson Co., Inc.	1,162	42,053
Dover Corp.	3,194	232,779
General Electric Co.	279,891	6,471,080
Harsco Corp.	3,002	74,359

Hillenbrand, Inc.	2,317	$58,574
Illinois Tool Works, Inc.	11,318	689,719
ITT Corp.	1,605	45,630
Koppers Holdings, Inc.	705	31,006
Leggett & Platt, Inc.	5,130	173,291
NL Industries, Inc.	2,962	36,818
Pall Corp.	1,215	83,070
Parker Hannifin Corp.	2,342	214,480
SPX Corp.	813	64,194
Sturm Ruger & Co., Inc.	678	34,395
Textron, Inc.	828	24,683
Trinity Industries, Inc.	916	41,522

Total Miscellaneous Manufacturing		10,210,557
Office Furnishings – 0.0%
HNI Corp.	1,283	45,534
Knoll, Inc.	1,491	27,032
Steelcase, Inc. Class A	3,277	48,270

Total Office Furnishings		120,836
Office/Business Equipment – 0.2%
Pitney Bowes, Inc.(a)	22,064	327,871
Xerox Corp.	33,304	286,414

Total Office/Business Equipment		614,285
Oil & Gas – 8.1%
Anadarko Petroleum Corp.	2,004	175,250
Apache Corp.	2,877	221,989
Berry Petroleum Co. Class A	520	24,071
Chesapeake Energy Corp.	10,884	222,143
Chevron Corp.	53,455	6,351,523
Cimarex Energy Co.	380	28,667
ConocoPhillips	45,153	2,713,695
Delek US Holdings, Inc.	964	38,040
Devon Energy Corp.	5,111	288,363
Diamond Offshore Drilling, Inc.(a)	5,347	371,937
Energen Corp.	398	20,700
EOG Resources, Inc.	1,271	162,777
EQT Corp.	2,331	157,925
EXCO Resources, Inc.(a)	1,162	8,285
Exxon Mobil Corp.	96,952	8,736,345
Helmerich & Payne, Inc.	382	23,187
Hess Corp.	2,136	152,959
HollyFrontier Corp.	2,923	150,388
Marathon Oil Corp.	12,668	427,165
Marathon Petroleum Corp.	6,722	602,291
Murphy Oil Corp.	3,374	215,025
Noble Energy, Inc.	1,449	167,591
Occidental Petroleum Corp.	19,012	1,489,971
Patterson-UTI Energy, Inc.	1,973	47,036
Phillips 66	9,251	647,293
Pioneer Natural Resources Co.	2	249
Range Resources Corp.	380	30,795
Tesoro Corp.	1,448	84,780
Valero Energy Corp.	9,744	443,255

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	19

Schedule of Investments (continued)

WisdomTree Total Dividend Fund (DTD)

March 31, 2013

Investments	Shares	Value

W&T Offshore, Inc.(a)	1,435	$20,377
Western Refining, Inc.(a)	830	29,390

Total Oil & Gas		24,053,462
Oil & Gas Services – 0.3%
Baker Hughes, Inc.	5,547	257,436
CARBO Ceramics, Inc.(a)	140	12,750
Halliburton Co.	8,027	324,371
Lufkin Industries, Inc.	353	23,436
National Oilwell Varco, Inc.	2,675	189,256
Oceaneering International, Inc.	1,116	74,114
RPC, Inc.(a)	4,365	66,217
Targa Resources Corp.	1,198	81,416

Total Oil & Gas Services		1,028,996
Packaging & Containers – 0.2%
Ball Corp.	1,284	61,093
Bemis Co., Inc.	2,498	100,819
Greif, Inc. Class A	921	49,384
Greif, Inc. Class B	1,072	60,139
Packaging Corp. of America	2,269	101,810
Rock-Tenn Co. Class A	804	74,603
Sealed Air Corp.	4,857	117,102
Silgan Holdings, Inc.	778	36,761
Sonoco Products Co.	3,109	108,784

Total Packaging & Containers		710,495
Pharmaceuticals – 8.1%
Abbott Laboratories	40,925	1,445,471
Allergan, Inc.	627	69,992
AmerisourceBergen Corp.	3,675	189,079
Bristol-Myers Squibb Co.	56,493	2,326,947
Cardinal Health, Inc.	7,216	300,330
Eli Lilly & Co.	38,718	2,198,795
Johnson & Johnson	79,344	6,468,916
McKesson Corp.	1,650	178,134
Mead Johnson Nutrition Co.	2,998	232,195
Merck & Co., Inc.	98,932	4,375,762
Omnicare, Inc.	1,362	55,461
Perrigo Co.	287	34,075
Pfizer, Inc.	210,872	6,085,766
Questcor Pharmaceuticals, Inc.(a)	1,450	47,183

Total Pharmaceuticals		24,008,106
Pipelines – 1.0%
Crosstex Energy, Inc.	1,641	31,606
Kinder Morgan, Inc.	33,978	1,314,269
ONEOK, Inc.	4,812	229,388
Spectra Energy Corp.	23,452	721,149
Williams Cos., Inc. (The)	20,222	757,516

Total Pipelines		3,053,928
Private Equity – 0.0%
Gladstone Investment Corp.	2,673	19,540
Hercules Technology Growth Capital, Inc.	5,184	63,504

Total Private Equity		83,044

Real Estate – 0.1%
Sovran Self Storage, Inc.	888	$57,267
WP Carey, Inc.	2,792	188,181

Total Real Estate		245,448
Real Estate Investment Trusts (REITs) – 5.5%
Acadia Realty Trust	1,551	43,071
Agree Realty Corp.	837	25,194
Alexander’s, Inc.	163	53,739
Alexandria Real Estate Equities, Inc.	1,473	104,554
American Assets Trust, Inc.	1,560	49,936
American Campus Communities, Inc.	2,105	95,441
American Tower Corp.	3,608	277,527
Apartment Investment & Management Co. Class A	3,625	111,142
Ashford Hospitality Trust, Inc.	3,431	42,407
Associated Estates Realty Corp.	486	9,059
AvalonBay Communities, Inc.	2,644	334,915
BioMed Realty Trust, Inc.	5,852	126,403
Boston Properties, Inc.	3,031	306,313
Brandywine Realty Trust	6,794	100,891
BRE Properties, Inc.	1,992	96,971
Camden Property Trust	2,074	142,442
Campus Crest Communities, Inc.	2,104	29,246
CapLease, Inc.	2,379	15,154
CBL & Associates Properties, Inc.	5,735	135,346
Cedar Realty Trust, Inc.	4,050	24,745
Chesapeake Lodging Trust	2,082	47,761
Colonial Properties Trust	2,842	64,258
CommonWealth REIT	5,127	115,050
Corporate Office Properties Trust	3,407	90,899
Cousins Properties, Inc.	2,624	28,051
CubeSmart	3,243	51,239
DCT Industrial Trust, Inc.	12,552	92,885
DDR Corp.	7,704	134,204
DiamondRock Hospitality Co.	3,936	36,644
Digital Realty Trust, Inc.(a)	4,310	288,382
Douglas Emmett, Inc.	3,006	74,940
Duke Realty Corp.	11,502	195,304
DuPont Fabros Technology, Inc.	2,003	48,613
EastGroup Properties, Inc.	935	54,417
Education Realty Trust, Inc.	1,766	18,596
EPR Properties	2,693	140,171
Equity Lifestyle Properties, Inc.	712	54,682
Equity One, Inc.	4,581	109,807
Equity Residential	6,132	337,628
Essex Property Trust, Inc.	899	135,371
Excel Trust, Inc.	1,759	24,010
Extra Space Storage, Inc.	2,456	96,447
Federal Realty Investment Trust	1,501	162,168
First Potomac Realty Trust	2,583	38,306
Franklin Street Properties Corp.	5,133	75,044
General Growth Properties, Inc.	17,689	351,657
Getty Realty Corp.	1,139	23,019
Gladstone Commercial Corp.(a)	1,236	24,065

See Notes to Financial Statements.

20	WisdomTree Domestic Dividend Funds

Schedule of Investments (continued)

WisdomTree Total Dividend Fund (DTD)

March 31, 2013

Investments	Shares	Value

Glimcher Realty Trust	5,253	$60,935
Government Properties Income Trust	3,211	82,619
HCP, Inc.	16,702	832,762
Health Care REIT, Inc.	11,114	754,752
Healthcare Realty Trust, Inc.	4,055	115,121
Healthcare Trust of America, Inc. Class A	2,607	30,632
Hersha Hospitality Trust	3,858	22,531
Highwoods Properties, Inc.(a)	3,331	131,808
Home Properties, Inc.	1,887	119,674
Hospitality Properties Trust	8,132	223,142
Host Hotels & Resorts, Inc.	13,166	230,273
Hudson Pacific Properties, Inc.	1,416	30,798
Inland Real Estate Corp.	6,176	62,316
Investors Real Estate Trust	5,251	51,827
Kilroy Realty Corp.	1,995	104,538
Kimco Realty Corp.	14,732	329,997
Kite Realty Group Trust	4,197	28,288
LaSalle Hotel Properties	2,256	57,257
Lexington Realty Trust	8,357	98,613
Liberty Property Trust	5,365	213,259
LTC Properties, Inc.	1,304	53,112
Macerich Co. (The)	4,553	293,122
Mack-Cali Realty Corp.	5,164	147,742
Medical Properties Trust, Inc.	5,646	90,562
Mid-America Apartment Communities, Inc.	1,280	88,397
Monmouth Real Estate Investment Corp. Class A	2,927	32,636
National Health Investors, Inc.	1,258	82,336
National Retail Properties, Inc.(a)	4,910	177,595
Omega Healthcare Investors, Inc.	7,417	225,180
One Liberty Properties, Inc.	802	17,419
Parkway Properties, Inc.	1,405	26,063
Pebblebrook Hotel Trust	1,355	34,945
Pennsylvania Real Estate Investment Trust	2,200	42,658
Piedmont Office Realty Trust, Inc. Class A	6,730	131,841
Plum Creek Timber Co., Inc.	5,193	271,075
Post Properties, Inc.	1,006	47,383
Potlatch Corp.	1,349	61,865
Prologis, Inc.	12,236	489,195
PS Business Parks, Inc.	506	39,933
Public Storage	4,304	655,585
Ramco-Gershenson Properties Trust	513	8,618
Rayonier, Inc.	3,559	212,366
Realty Income Corp.	7,251	328,833
Regency Centers Corp.	3,089	163,439
Retail Opportunity Investments Corp.	1,879	26,325
Retail Properties of America, Inc. Class A	6,146	90,961
RLJ Lodging Trust	3,328	75,745
Sabra Health Care REIT, Inc.	2,369	68,725
Saul Centers, Inc.	773	33,811
Select Income REIT	1,931	51,075
Senior Housing Properties Trust	9,496	254,778
Simon Property Group, Inc.	7,164	1,135,924
SL Green Realty Corp.	1,211	104,279
STAG Industrial, Inc.	1,660	35,308

Sun Communities, Inc.	1,716	$84,650
Tanger Factory Outlet Centers, Inc.	2,192	79,307
Taubman Centers, Inc.	1,229	95,444
UDR, Inc.	7,691	186,045
Universal Health Realty Income Trust	171	9,868
Urstadt Biddle Properties, Inc. Class A	33	718
Ventas, Inc.	9,580	701,256
Vornado Realty Trust	5,365	448,729
Washington Real Estate Investment Trust	2,835	78,926
Weingarten Realty Investors	4,457	140,618
Weyerhaeuser Co.	11,372	356,853
Winthrop Realty Trust	2,454	30,871

Total Real Estate Investment Trusts (REITs)		16,431,372
Retail – 6.2%
Abercrombie & Fitch Co. Class A	1,261	58,258
Advance Auto Parts, Inc.	235	19,423
American Eagle Outfitters, Inc.	3,622	67,731
Best Buy Co., Inc.	15,379	340,645
Bob Evans Farms, Inc.	897	38,230
Brinker International, Inc.	1,941	73,079
Buckle, Inc. (The)	1,161	54,161
Burger King Worldwide, Inc.(a)	2,482	47,406
Casey’s General Stores, Inc.	58	3,381
Cato Corp. (The) Class A	1,309	31,599
CEC Entertainment, Inc.	573	18,766
Cheesecake Factory, Inc. (The)	800	30,888
Chico’s FAS, Inc.	1,771	29,753
Costco Wholesale Corp.	4,132	438,447
Cracker Barrel Old Country Store, Inc.	360	29,106
CVS Caremark Corp.	13,763	756,827
Darden Restaurants, Inc.	4,273	220,829
Dick’s Sporting Goods, Inc.	1,085	51,320
DSW, Inc. Class A	469	29,922
Dunkin’ Brands Group, Inc.	1,525	56,242
Family Dollar Stores, Inc.	1,265	74,698
Foot Locker, Inc.	2,786	95,393
GameStop Corp. Class A(a)	3,404	95,210
Gap, Inc. (The)	6,531	231,197
GNC Holdings, Inc. Class A	1,028	40,380
Guess?, Inc.	2,206	54,775
Home Depot, Inc. (The)	23,487	1,638,923
Hot Topic, Inc.	2,083	28,912
HSN, Inc.	694	38,073
Kohl’s Corp.	5,747	265,109
L Brands, Inc.	4,920	219,727
Lowe’s Cos., Inc.	17,425	660,756
Macy’s, Inc.	6,642	277,901
McDonald’s Corp.	28,175	2,808,766
Men’s Wearhouse, Inc. (The)	898	30,011
MSC Industrial Direct Co. Class A	696	59,703
Nordstrom, Inc.	3,719	205,400
Nu Skin Enterprises, Inc. Class A(a)	913	40,355
Penske Automotive Group, Inc.	1,579	52,675

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	21

Schedule of Investments (continued)

WisdomTree Total Dividend Fund (DTD)

March 31, 2013

Investments	Shares	Value

PetSmart, Inc.	846	$52,537
Pier 1 Imports, Inc.	982	22,586
Regis Corp.	1,022	18,590
Ross Stores, Inc.	1,966	119,179
Staples, Inc.	19,751	265,256
Starbucks Corp.	9,546	543,740
Target Corp.	12,531	857,747
Texas Roadhouse, Inc.	1,624	32,789
Tiffany & Co.	2,222	154,518
TJX Cos., Inc. (The)	6,505	304,109
Tractor Supply Co.	369	38,424
Walgreen Co.	22,654	1,080,143
Wal-Mart Stores, Inc.	64,425	4,820,923
Wendy’s Co. (The)	11,835	67,104
Williams-Sonoma, Inc.	1,596	82,226
Yum! Brands, Inc.	7,425	534,154

Total Retail		18,308,002
Savings & Loans – 0.4%
Astoria Financial Corp.	2,361	23,279
BankUnited, Inc.	2,760	70,711
Berkshire Hills Bancorp, Inc.	820	20,943
Brookline Bancorp, Inc.	2,704	24,715
Capitol Federal Financial, Inc.	4,493	54,231
Dime Community Bancshares, Inc.	1,888	27,112
First Niagara Financial Group, Inc.	12,531	111,025
Flushing Financial Corp.	1,477	25,020
Hudson City Bancorp, Inc.	17,857	154,284
New York Community Bancorp, Inc.(a)	27,570	395,629
Northwest Bancshares, Inc.	3,881	49,250
OceanFirst Financial Corp.	1,195	17,232
Oritani Financial Corp.	2,698	41,792
People’s United Financial, Inc.	15,188	204,127
Provident Financial Services, Inc.	2,385	36,419
Washington Federal, Inc.	1,775	31,062

Total Savings & Loans		1,286,831
Semiconductors – 2.9%
Altera Corp.	2,985	105,878
Analog Devices, Inc.	7,589	352,813
Applied Materials, Inc.	32,354	436,132
Brooks Automation, Inc.	4,411	44,904
Intel Corp.	172,562	3,770,480
Intersil Corp. Class A	6,835	59,533
KLA-Tencor Corp.	4,528	238,807
Linear Technology Corp.	5,601	214,910
Maxim Integrated Products, Inc.	7,727	252,286
Microchip Technology, Inc.	6,870	252,541
MKS Instruments, Inc.	1,156	31,443
NVIDIA Corp.	11,191	143,469
QUALCOMM, Inc.	22,472	1,504,500
Texas Instruments, Inc.	24,608	873,092
Xilinx, Inc.	5,311	202,721

Total Semiconductors		8,483,509

Software – 3.0%
Activision Blizzard, Inc.	13,784	$200,833
American Software, Inc. Class A	2,907	24,186
Blackbaud, Inc.	1,291	38,252
Broadridge Financial Solutions, Inc.	3,117	77,426
CA, Inc.	15,730	395,924
Computer Programs & Systems, Inc.	583	31,546
Dun & Bradstreet Corp. (The)(a)	684	57,217
Fidelity National Information Services, Inc.	5,235	207,411
Intuit, Inc.	3,362	220,715
ManTech International Corp. Class A(a)	673	18,084
Microsoft Corp.	231,712	6,629,280
Oracle Corp.	28,396	918,327
Quality Systems, Inc.	2,204	40,289
Solera Holdings, Inc.	521	30,390

Total Software		8,889,880
Telecommunications – 6.9%
ADTRAN, Inc.(a)	900	17,685
AT&T, Inc.	248,298	9,110,054
Atlantic Tele-Network, Inc.	433	21,005
CenturyLink, Inc.	37,878	1,330,654
Cisco Systems, Inc.	119,482	2,498,369
Comtech Telecommunications Corp.	703	17,069
Consolidated Communications Holdings, Inc.	2,084	36,574
Corning, Inc.	33,909	452,007
Frontier Communications Corp.(a)	78,288	311,586
Harris Corp.	2,783	128,964
InterDigital, Inc.	498	23,819
Motorola Solutions, Inc.	5,154	330,011
NTELOS Holdings Corp.	1,589	20,355
Plantronics, Inc.	556	24,570
Telephone & Data Systems, Inc.	1,952	41,129
Tellabs, Inc.	7,683	16,057
USA Mobility, Inc.	1,652	21,922
Verizon Communications, Inc.	111,877	5,498,754
Virgin Media, Inc.	1,074	52,594
Windstream Corp.	52,884	420,428

Total Telecommunications		20,373,606
Textiles – 0.0%
Cintas Corp.	1,598	70,520
Toys/Games/Hobbies – 0.2%
Hasbro, Inc.(a)	3,688	162,051
Mattel, Inc.	9,399	411,582

Total Toys/Games/Hobbies		573,633
Transportation – 1.6%
Bristow Group, Inc.	510	33,629
C.H. Robinson Worldwide, Inc.	2,924	173,861
Con-way, Inc.	722	25,422
CSX Corp.	23,446	577,475
Expeditors International of Washington, Inc.	2,124	75,848
FedEx Corp.	1,562	153,388
International Shipholding Corp.	1,120	20,384

See Notes to Financial Statements.

22	WisdomTree Domestic Dividend Funds

Schedule of Investments (concluded)

WisdomTree Total Dividend Fund (DTD)

March 31, 2013

Investments	Shares	Value

JB Hunt Transport Services, Inc.	957	$71,277
Kansas City Southern	793	87,944
Knight Transportation, Inc.	617	9,934
Matson, Inc.	1,575	38,745
Norfolk Southern Corp.	8,233	634,600
Ryder System, Inc.	1,278	76,361
Tidewater, Inc.(a)	611	30,856
Union Pacific Corp.	8,596	1,224,156
United Parcel Service, Inc. Class B	18,397	1,580,302
Werner Enterprises, Inc.	760	18,346

Total Transportation		4,832,528
Trucking & Leasing – 0.1%
GATX Corp.	1,410	73,278
TAL International Group, Inc.	2,364	107,113

Total Trucking & Leasing		180,391
Water – 0.1%
American States Water Co.	723	41,623
American Water Works Co., Inc.	3,946	163,522
Aqua America, Inc.	3,305	103,909
California Water Service Group	379	7,542
Connecticut Water Service, Inc.	541	15,814
Middlesex Water Co.	1,515	29,573
SJW Corp.	802	21,253

Total Water		383,236
TOTAL COMMON STOCKS (Cost: $231,528,307)		295,478,429
EXCHANGE-TRADED FUND – 0.2%
WisdomTree Total Earnings Fund(b) (Cost: $525,888)	9,917	555,273
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.5%
Dreyfus Institutional Preferred Money Market Fund, 0.09%(c) (Cost: $4,476,887)(d)	4,476,887	4,476,887
TOTAL INVESTMENTS IN SECURITIES – 101.3% (Cost: $236,531,082)		300,510,589
Liabilities in Excess of Other Assets – (1.3)%		(3,872,966)

NET ASSETS – 100.0%		$296,637,623

(a)	Security, or portion thereof, was on loan at March 31, 2013 (See Note 2).

(b)	Affiliated company (See Note 7).

(c)	Rate shown represents annualized 7-day yield as of March 31, 2013.

(d)	At March 31, 2013, the total market value of the Fund’s securities on loan was $4,389,272 and the total market value of the collateral held by the Fund was $4,476,887.

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	23

Schedule of Investments

WisdomTree Equity Income Fund (DHS)

March 31, 2013

Investments	Shares	Value

UNITED STATES – 102.4%
COMMON STOCKS – 99.5%
Advertising – 0.0%
Harte-Hanks, Inc.	13,730	$106,957
Aerospace/Defense – 1.7%
Exelis, Inc.	23,788	259,051
Lockheed Martin Corp.	60,437	5,833,379
Northrop Grumman Corp.	29,938	2,100,151
Raytheon Co.	42,622	2,505,748

Total Aerospace/Defense		10,698,329
Agriculture – 7.3%
Altria Group, Inc.	413,705	14,227,315
Lorillard, Inc.	76,848	3,100,817
Philip Morris International, Inc.	254,338	23,579,676
Reynolds American, Inc.	118,288	5,262,633
Universal Corp.	3,545	198,662
Vector Group Ltd.	34,265	552,352

Total Agriculture		46,921,455
Auto Parts & Equipment – 0.0%
Douglas Dynamics, Inc.	4,718	65,203
Superior Industries International, Inc.	4,301	80,342

Total Auto Parts & Equipment		145,545
Banks – 0.9%
Arrow Financial Corp.(a)	1,964	48,393
Bank of Hawaii Corp.(a)	6,787	344,847
Chemical Financial Corp.	3,752	98,978
City Holding Co.(a)	2,242	89,209
Community Bank System, Inc.	5,718	169,424
Community Trust Bancorp, Inc.	2,514	85,551
Cullen/Frost Bankers, Inc.(a)	8,045	503,054
CVB Financial Corp.	13,165	148,370
Financial Institutions, Inc.	1,686	33,653
First Busey Corp.	10,078	46,056
First Financial Bancorp	17,111	274,632
First Financial Corp.	1,445	45,503
First Interstate BancSystem, Inc.	2,061	38,767
FirstMerit Corp.(a)	19,017	314,351
FNB Corp.	22,028	266,539
Fulton Financial Corp.	23,109	270,375
Glacier Bancorp, Inc.	10,298	195,456
Hudson Valley Holding Corp.	2,770	41,301
National Bankshares, Inc.(a)	944	32,974
National Penn Bancshares, Inc.	22,576	241,337
NBT Bancorp, Inc.	5,467	121,094
PacWest Bancorp	5,467	159,144
Park National Corp.(a)	3,395	236,937
Renasant Corp.	3,480	77,882
Republic Bancorp, Inc. Class A	2,098	47,499
S&T Bancorp, Inc.	3,397	62,980
S.Y. Bancorp, Inc.	1,811	40,747
Simmons First National Corp. Class A	1,883	47,678
Southside Bancshares, Inc.(a)	1,792	37,650
Sterling Bancorp	5,198	52,812

Investments	Shares	Value

Tompkins Financial Corp.	2,009	$84,940
TrustCo Bank Corp.	18,127	101,149
Trustmark Corp.	10,370	259,354
United Bankshares, Inc.(a)	8,765	233,237
Univest Corp. of Pennsylvania	3,280	57,138
Valley National Bancorp(a)	50,290	514,970
Washington Banking Co.	2,389	33,303
Washington Trust Bancorp, Inc.	2,474	67,738
WesBanco, Inc.	3,337	79,921
Westamerica Bancorp.(a)	3,382	153,306

Total Banks		5,758,249
Biotechnology – 0.1%
PDL BioPharma, Inc.(a)	43,604	318,745
Chemicals – 2.0%
Dow Chemical Co. (The)	177,923	5,665,069
E.I. du Pont de Nemours & Co.	134,375	6,605,875
Kronos Worldwide, Inc.	14,748	230,806
Olin Corp.	11,478	289,475

Total Chemicals		12,791,225
Commercial Services – 1.1%
Deluxe Corp.	6,207	256,970
Electro Rent Corp.	4,263	79,036
H&R Block, Inc.	43,015	1,265,501
Heidrick & Struggles International, Inc.	2,206	32,980
Landauer, Inc.	1,573	88,686
McGrath Rentcorp	3,037	94,451
Paychex, Inc.	54,990	1,928,499
Quad Graphics, Inc.	6,068	145,268
R.R. Donnelley & Sons Co.(a)	73,831	889,663
SAIC, Inc.	55,798	756,063
Universal Technical Institute, Inc.	3,522	44,483
Western Union Co. (The)	83,117	1,250,080

Total Commercial Services		6,831,680
Computers – 1.6%
Dell, Inc.	199,900	2,864,567
Diebold, Inc.	8,881	269,272
Hewlett-Packard Co.	271,630	6,475,659
Lexmark International, Inc. Class A	11,523	304,207

Total Computers		9,913,705
Cosmetics/Personal Care – 4.0%
Procter & Gamble Co. (The)	332,300	25,607,038
Distribution/Wholesale – 0.1%
Watsco, Inc.	3,735	314,412
Diversified Financial Services – 1.4%
BGC Partners, Inc. Class A	62,679	260,745
CME Group, Inc.	49,668	3,049,118
Federated Investors, Inc. Class B(a)	36,233	857,635
GFI Group, Inc.	30,534	101,983
Greenhill & Co., Inc.	11,044	589,529
Medley Capital Corp.	38,289	606,881
NYSE Euronext	56,949	2,200,509
Waddell & Reed Financial, Inc. Class A	20,346	890,748

See Notes to Financial Statements.

24	WisdomTree Domestic Dividend Funds

Schedule of Investments (continued)

WisdomTree Equity Income Fund (DHS)

March 31, 2013

Investments	Shares	Value

Westwood Holdings Group, Inc.	10,844	$481,799

Total Diversified Financial Services		9,038,947
Electric – 11.8%
ALLETE, Inc.	6,740	330,395
Alliant Energy Corp.	16,815	843,777
Ameren Corp.	48,431	1,696,054
American Electric Power Co., Inc.	79,340	3,858,304
Avista Corp.	10,518	288,193
Black Hills Corp.	7,238	318,762
CH Energy Group, Inc.	1,978	129,341
Cleco Corp.	7,567	355,876
CMS Energy Corp.	39,025	1,090,359
Consolidated Edison, Inc.	47,123	2,875,917
Dominion Resources, Inc.	88,020	5,121,004
DTE Energy Co.	26,551	1,814,495
Duke Energy Corp.	125,164	9,085,655
Empire District Electric Co. (The)	7,325	164,080
Entergy Corp.	34,360	2,172,926
Exelon Corp.	222,491	7,671,490
FirstEnergy Corp.	83,108	3,507,158
Great Plains Energy, Inc.	24,186	560,873
Hawaiian Electric Industries, Inc.	18,209	504,571
IDACORP, Inc.	6,146	296,667
Integrys Energy Group, Inc.	15,003	872,575
MDU Resources Group, Inc.	23,974	599,110
NextEra Energy, Inc.	54,428	4,227,967
Northeast Utilities	40,228	1,748,309
NorthWestern Corp.	5,942	236,848
NV Energy, Inc.	31,653	634,010
Otter Tail Corp.	6,531	203,375
Pepco Holdings, Inc.	47,292	1,012,049
PG&E Corp.	70,988	3,161,096
Pinnacle West Capital Corp.	17,454	1,010,412
Portland General Electric Co.	11,258	341,455
PPL Corp.	108,057	3,383,265
Public Service Enterprise Group, Inc.	88,069	3,024,289
SCANA Corp.	21,251	1,087,201
Southern Co. (The)	148,195	6,953,309
TECO Energy, Inc.	42,217	752,307
UIL Holdings Corp.	9,177	363,317
Unitil Corp.	2,781	78,230
UNS Energy Corp.	6,578	321,927
Westar Energy, Inc.	21,396	709,919
Xcel Energy, Inc.	72,437	2,151,379

Total Electric		75,558,246
Electrical Components & Equipment – 0.8%
Emerson Electric Co.	83,888	4,686,822
Molex, Inc. Class A	12,049	290,622

Total Electrical Components & Equipment		4,977,444
Energy-Alternate Sources – 0.0%
FutureFuel Corp.	5,405	65,671
Entertainment – 0.3%
National CineMedia, Inc.	13,052	205,961
Regal Entertainment Group Class A(a)	30,114	502,000

Six Flags Entertainment Corp.	12,282	$890,199
Speedway Motorsports, Inc.	4,903	88,205

Total Entertainment		1,686,365
Environmental Control – 0.7%
Republic Services, Inc.	43,581	1,438,173
U.S. Ecology, Inc.	2,272	60,322
Waste Management, Inc.	73,420	2,878,798

Total Environmental Control		4,377,293
Food – 2.0%
B&G Foods, Inc.	7,744	236,115
ConAgra Foods, Inc.	51,698	1,851,305
General Mills, Inc.	77,840	3,838,290
H.J. Heinz Co.	42,265	3,054,492
Ingles Markets, Inc. Class A	1,761	37,826
Nash Finch Co.	1,445	28,293
Safeway, Inc.	36,193	953,686
Sysco Corp.	77,765	2,734,995

Total Food		12,735,002
Forest Products & Paper – 0.1%
MeadWestvaco Corp.	21,268	772,028
Gas – 1.5%
AGL Resources, Inc.	19,939	836,441
Atmos Energy Corp.	13,266	566,325
CenterPoint Energy, Inc.	66,161	1,585,218
Laclede Group, Inc. (The)	3,761	160,595
New Jersey Resources Corp.	5,903	264,749
NiSource, Inc.	45,296	1,328,985
Northwest Natural Gas Co.	4,232	185,446
Piedmont Natural Gas Co., Inc.	10,535	346,391
Questar Corp.	22,713	552,607
Sempra Energy	30,422	2,431,935
South Jersey Industries, Inc.	3,882	215,800
UGI Corp.	14,059	539,725
Vectren Corp.	14,672	519,682
WGL Holdings, Inc.	7,766	342,481

Total Gas		9,876,380
Healthcare-Products – 0.0%
Female Health Co. (The)	3,426	24,804
Meridian Bioscience, Inc.(a)	6,530	149,015

Total Healthcare-Products		173,819
Household Products/Wares – 1.1%
American Greetings Corp. Class A	3,858	62,114
Clorox Co. (The)	16,743	1,482,258
Ennis, Inc.	4,475	67,438
Kimberly-Clark Corp.	51,940	5,089,081

Total Household Products/Wares		6,700,891
Insurance – 0.8%
American National Insurance Co.	4,544	394,737
Arthur J. Gallagher & Co.	18,011	744,034
Baldwin & Lyons, Inc. Class B	2,007	47,747
Cincinnati Financial Corp.	25,518	1,204,195

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	25

Schedule of Investments (continued)

WisdomTree Equity Income Fund (DHS)

March 31, 2013

Investments	Shares	Value

Donegal Group, Inc. Class A	2,523	$38,526
EMC Insurance Group, Inc.	1,978	52,081
Erie Indemnity Co. Class A	5,773	436,035
Hanover Insurance Group, Inc. (The)	5,294	263,006
Homeowners Choice, Inc.(a)	1,496	40,766
Kemper Corp.	7,201	234,825
Mercury General Corp.	12,155	461,039
Old Republic International Corp.	65,051	826,798
Safety Insurance Group, Inc.	2,782	136,735

Total Insurance		4,880,524
Internet – 0.0%
Nutrisystem, Inc.	9,023	76,515
United Online, Inc.	26,888	162,135

Total Internet		238,650
Investment Companies – 0.1%
Arlington Asset Investment Corp. Class A	25,055	646,670
Iron/Steel – 0.4%
Cliffs Natural Resources, Inc.(a)	36,473	693,352
Commercial Metals Co.	15,159	240,270
Nucor Corp.	40,455	1,866,998

Total Iron/Steel		2,800,620
Media – 0.3%
Belo Corp. Class A	14,771	145,199
Cablevision Systems Corp. Class A	31,965	478,196
Gannett Co., Inc.	38,646	845,188
Meredith Corp.	6,016	230,172
Sinclair Broadcast Group, Inc. Class A	9,152	185,237
World Wrestling Entertainment, Inc. Class A	5,999	52,911

Total Media		1,936,903
Metal Fabricate/Hardware – 0.0%
Kaydon Corp.	3,841	98,253
Mining – 0.8%
Gold Resource Corp.	8,738	113,856
Southern Copper Corp.	138,423	5,200,552

Total Mining		5,314,408
Miscellaneous Manufacturing – 0.2%
Harsco Corp.	10,983	272,049
Hillenbrand, Inc.	8,029	202,973
Leggett & Platt, Inc.	22,894	773,359

Total Miscellaneous Manufacturing		1,248,381
Office Furnishings – 0.0%
Knoll, Inc.	5,444	98,700
Office/Business Equipment – 0.4%
Pitney Bowes, Inc.(a)	104,531	1,553,331
Xerox Corp.	151,439	1,302,375

Total Office/Business Equipment		2,855,706
Oil & Gas – 6.7%
Chevron Corp.	240,234	28,544,604
ConocoPhillips	202,972	12,198,617

Diamond Offshore Drilling, Inc.(a)	25,822	$1,796,178

Total Oil & Gas		42,539,399
Oil & Gas Services – 0.1%
Targa Resources Corp.	5,218	354,615
Packaging & Containers – 0.1%
Greif, Inc. Class B	4,399	246,784
Sonoco Products Co.	15,158	530,378

Total Packaging & Containers		777,162
Pharmaceuticals – 15.2%
Bristol-Myers Squibb Co.	258,698	10,655,771
Eli Lilly & Co.	175,008	9,938,704
Johnson & Johnson	359,573	29,315,987
Merck & Co., Inc.	449,998	19,903,412
Pfizer, Inc.	958,504	27,662,425

Total Pharmaceuticals		97,476,299
Pipelines – 2.0%
Crosstex Energy, Inc.	5,759	110,918
Kinder Morgan, Inc.	158,106	6,115,540
Spectra Energy Corp.	107,852	3,316,449
Williams Cos., Inc. (The)	94,602	3,543,791

Total Pipelines		13,086,698
Private Equity – 0.2%
Fidus Investment Corp.	28,391	543,688
Hercules Technology Growth Capital, Inc.	53,601	656,612

Total Private Equity		1,200,300
Real Estate – 0.1%
WP Carey, Inc.	13,938	939,421
Real Estate Investment Trusts (REITs) – 7.6%
Agree Realty Corp.	2,783	83,768
Alexander’s, Inc.	590	194,517
Alexandria Real Estate Equities, Inc.	8,003	568,053
Ashford Hospitality Trust, Inc.	11,201	138,444
Associated Estates Realty Corp.	8,486	158,179
BioMed Realty Trust, Inc.	25,856	558,490
Brandywine Realty Trust	27,853	413,617
Camden Property Trust	10,578	726,497
Campus Crest Communities, Inc.	7,478	103,944
CapLease, Inc.	16,017	102,028
CBL & Associates Properties, Inc.	25,597	604,089
Cedar Realty Trust, Inc.	10,834	66,196
Chesapeake Lodging Trust	6,511	149,362
Colonial Properties Trust	10,995	248,597
CommonWealth REIT	20,868	468,278
Coresite Realty Corp.	2,996	104,800
Corporate Office Properties Trust	14,010	373,787
DCT Industrial Trust, Inc.	45,008	333,059
DiamondRock Hospitality Co.	25,827	240,449
Digital Realty Trust, Inc.(a)	19,844	1,327,762
Duke Realty Corp.	51,194	869,274
DuPont Fabros Technology, Inc.	7,579	183,942

See Notes to Financial Statements.

26	WisdomTree Domestic Dividend Funds

Schedule of Investments (continued)

WisdomTree Equity Income Fund (DHS)

March 31, 2013

Investments	Shares	Value

EastGroup Properties, Inc.	4,483	$260,911
Education Realty Trust, Inc.	15,467	162,868
EPR Properties	11,449	595,920
Equity One, Inc.	19,121	458,330
Excel Trust, Inc.	8,508	116,134
First Potomac Realty Trust	12,952	192,078
Franklin Street Properties Corp.	19,534	285,587
Glimcher Realty Trust	19,465	225,794
Government Properties Income Trust	15,152	389,861
HCP, Inc.	76,437	3,811,149
Health Care REIT, Inc.	49,986	3,394,549
Healthcare Realty Trust, Inc.	16,904	479,905
Healthcare Trust of America, Inc. Class A	8,745	102,754
Hersha Hospitality Trust	34,705	202,677
Highwoods Properties, Inc.(a)	15,244	603,205
Home Properties, Inc.	8,514	539,958
Hospitality Properties Trust	38,053	1,044,174
Inland Real Estate Corp.	23,251	234,603
Investors Real Estate Trust	20,772	205,020
Kimco Realty Corp.	67,114	1,503,354
Kite Realty Group Trust	15,898	107,153
LaSalle Hotel Properties	9,803	248,800
Lexington Realty Trust	39,436	465,345
Liberty Property Trust	24,172	960,837
LTC Properties, Inc.	6,287	256,070
Macerich Co. (The)	20,793	1,338,653
Mack-Cali Realty Corp.	22,872	654,368
Medical Properties Trust, Inc.	34,733	557,117
Mid-America Apartment Communities, Inc.	6,552	452,481
Monmouth Real Estate Investment Corp. Class A	9,481	105,713
National Health Investors, Inc.	5,041	329,933
National Retail Properties, Inc.(a)	21,281	769,734
Omega Healthcare Investors, Inc.	32,511	987,034
One Liberty Properties, Inc.	4,272	92,788
Parkway Properties, Inc.	4,825	89,504
Pennsylvania Real Estate Investment Trust	8,001	155,139
Piedmont Office Realty Trust, Inc. Class A	29,716	582,136
Plum Creek Timber Co., Inc.	23,498	1,226,596
Prologis, Inc.	55,150	2,204,897
Ramco-Gershenson Properties Trust	9,136	153,485
Rayonier, Inc.	16,234	968,683
Realty Income Corp.	32,616	1,479,136
Regency Centers Corp.	13,825	731,481
Retail Opportunity Investments Corp.(a)	8,517	119,323
Retail Properties of America, Inc. Class A	26,020	385,096
RLJ Lodging Trust	13,986	318,321
Sabra Health Care REIT, Inc.	8,966	260,104
Saul Centers, Inc.	2,593	113,418
Select Income REIT	7,656	202,501
Senior Housing Properties Trust	44,747	1,200,562
STAG Industrial, Inc.	7,433	158,100
Summit Hotel Properties, Inc.	8,435	88,314

Sun Communities, Inc.	7,100	$350,243
UDR, Inc.	35,323	854,463
Universal Health Realty Income Trust	2,451	141,447
Urstadt Biddle Properties, Inc. Class A	5,036	109,583
Ventas, Inc.	42,969	3,145,331
Vornado Realty Trust	24,495	2,048,762
Washington Real Estate Investment Trust	11,684	325,283
Weingarten Realty Investors	19,827	625,542
Whitestone REIT Class B	4,949	74,928
Winthrop Realty Trust	8,806	110,780

Total Real Estate Investment Trusts (REITs)		48,375,147
Retail – 3.6%
Best Buy Co., Inc.	73,900	1,636,885
Cato Corp. (The) Class A	3,992	96,367
Cracker Barrel Old Country Store, Inc.	2,611	211,099
Darden Restaurants, Inc.	20,565	1,062,799
GameStop Corp. Class A(a)	15,598	436,276
McDonald’s Corp.	128,988	12,858,814
PetMed Express, Inc.(a)	3,755	50,373
Roundy’s, Inc.	16,829	110,567
Staples, Inc.	93,420	1,254,631
Walgreen Co.	105,054	5,008,975
Wendy’s Co. (The)(a)	46,199	261,948

Total Retail		22,988,734
Savings & Loans – 0.8%
BankUnited, Inc.	11,760	301,291
Brookline Bancorp, Inc.	9,961	91,044
Dime Community Bancshares, Inc.	6,542	93,943
First Niagara Financial Group, Inc.	55,487	491,615
Flushing Financial Corp.	4,509	76,382
Hudson City Bancorp, Inc.	79,287	685,040
New York Community Bancorp, Inc.(a)	126,143	1,810,152
Northwest Bancshares, Inc.	15,162	192,406
OceanFirst Financial Corp.	2,240	32,301
Oritani Financial Corp.	7,043	109,096
People’s United Financial, Inc.	67,987	913,745
Provident Financial Services, Inc.	8,813	134,574

Total Savings & Loans		4,931,589
Semiconductors – 3.6%
Applied Materials, Inc.	148,924	2,007,495
Brooks Automation, Inc.	10,093	102,747
Intel Corp.	794,873	17,367,975
Intersil Corp. Class A	27,477	239,325
KLA-Tencor Corp.	21,259	1,121,200
Maxim Integrated Products, Inc.	35,275	1,151,729
Microchip Technology, Inc.	31,610	1,161,983

Total Semiconductors		23,152,454
Software – 5.1%
CA, Inc.	77,591	1,952,966
Computer Programs & Systems, Inc.	1,403	75,916
ManTech International Corp. Class A(a)	2,715	72,952
Microsoft Corp.	1,062,598	30,400,929
Quality Systems, Inc.	8,158	149,128

Total Software		32,651,891

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	27

Schedule of Investments (concluded)

WisdomTree Equity Income Fund (DHS)

March 31, 2013

Investments	Shares	Value

Telecommunications – 11.9%
AT&T, Inc.	1,130,446	$41,476,064
CenturyLink, Inc.	171,584	6,027,746
Comtech Telecommunications Corp.	3,268	79,347
Consolidated Communications Holdings, Inc.	14,500	254,475
Frontier Communications Corp.(a)	340,863	1,356,635
Lumos Networks Corp.	4,384	59,096
NTELOS Holdings Corp.	10,070	128,997
USA Mobility, Inc.	3,527	46,803
Verizon Communications, Inc.	509,095	25,022,019
Windstream Corp.(a)	244,666	1,945,095

Total Telecommunications		76,396,277
Toys/Games/Hobbies – 0.4%
Hasbro, Inc.(a)	19,134	840,748
Mattel, Inc.	43,192	1,891,378

Total Toys/Games/Hobbies		2,732,126
Transportation – 0.5%
Norfolk Southern Corp.	38,417	2,961,182
Trucking & Leasing – 0.1%
TAL International Group, Inc.	8,756	396,734
Water – 0.0%
California Water Service Group	5,560	110,644
Middlesex Water Co.	2,489	48,585

Total Water		159,229
TOTAL COMMON STOCKS (Cost: $544,346,775)		636,607,498
EXCHANGE-TRADED FUND – 0.3%
WisdomTree Total Dividend Fund(b) (Cost: $1,699,098)	29,095	1,724,461
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 2.6%
Dreyfus Institutional Preferred Money Market Fund, 0.09%(c) (Cost: $16,686,775)(d)	16,686,775	16,686,775
TOTAL INVESTMENTS IN SECURITIES – 102.4% (Cost: $562,732,648)		655,018,734
Liabilities in Excess of Other Assets – (2.4)%		(15,433,739)

NET ASSETS – 100.0%		$639,584,995
REIT	– Real Estate Investment Trust

(a)	Security, or portion thereof, was on loan at March 31, 2013 (See Note 2).

(b)	Affiliated company (See Note 7).

(c)	Rate shown represents annualized 7-day yield as of March 31, 2013.

(d)	At March 31, 2013, the total market value of the Fund’s securities on loan was $16,371,989 and the total market value of the collateral held by the Fund was $16,686,775.

See Notes to Financial Statements.

28	WisdomTree Domestic Dividend Funds

Schedule of Investments

WisdomTree LargeCap Dividend Fund (DLN)

March 31, 2013

Investments	Shares	Value

UNITED STATES – 100.2%
COMMON STOCKS – 99.7%
Advertising – 0.1%
Omnicom Group, Inc.	30,653	$1,805,462
Aerospace/Defense – 2.4%
Boeing Co. (The)	87,058	7,473,929
General Dynamics Corp.	50,737	3,577,466
Lockheed Martin Corp.	79,330	7,656,932
Northrop Grumman Corp.	38,627	2,709,684
Raytheon Co.	55,176	3,243,797
Rockwell Collins, Inc.	14,860	937,963
United Technologies Corp.	116,678	10,901,226

Total Aerospace/Defense		36,500,997
Agriculture – 4.2%
Altria Group, Inc.	542,477	18,655,784
Archer-Daniels-Midland Co.	80,943	2,730,207
Lorillard, Inc.	101,846	4,109,486
Philip Morris International, Inc.	333,492	30,918,043
Reynolds American, Inc.	153,950	6,849,236

Total Agriculture		63,262,756
Apparel – 0.5%
Coach, Inc.	27,950	1,397,220
NIKE, Inc. Class B	60,487	3,569,338
Ralph Lauren Corp.	3,061	518,258
VF Corp.	12,374	2,075,739

Total Apparel		7,560,555
Auto Manufacturers – 0.4%
Ford Motor Co.	316,542	4,162,527
PACCAR, Inc.	30,846	1,559,574

Total Auto Manufacturers		5,722,101
Auto Parts & Equipment – 0.2%
Johnson Controls, Inc.	85,019	2,981,616
Banks – 5.8%
Bank of America Corp.	192,471	2,344,297
Bank of New York Mellon Corp. (The)	115,945	3,245,300
BB&T Corp.	92,858	2,914,813
Capital One Financial Corp.	10,207	560,875
Citigroup, Inc.	14,689	649,841
Fifth Third Bancorp	117,656	1,918,969
Goldman Sachs Group, Inc. (The)	36,632	5,390,399
JPMorgan Chase & Co.	517,354	24,553,621
M&T Bank Corp.	18,085	1,865,649
Morgan Stanley	101,716	2,235,718
Northern Trust Corp.	28,557	1,558,070
PNC Financial Services Group, Inc.	71,683	4,766,919
Regions Financial Corp.	38,058	311,695
State Street Corp.	46,883	2,770,316
SunTrust Banks, Inc.	18,726	539,496
U.S. Bancorp	225,160	7,639,679
Wells Fargo & Co.	659,361	24,389,763

Total Banks		87,655,420

Beverages – 3.2%
Beam, Inc.	10,479	$665,836
Brown-Forman Corp. Class B	10,193	727,780
Coca-Cola Co. (The)	612,909	24,786,040
Coca-Cola Enterprises, Inc.	28,379	1,047,753
Dr. Pepper Snapple Group, Inc.	31,196	1,464,652
PepsiCo, Inc.	234,668	18,564,585

Total Beverages		47,256,646
Biotechnology – 0.4%
Amgen, Inc.	61,548	6,309,286
Chemicals – 2.3%
Air Products & Chemicals, Inc.	31,804	2,770,765
CF Industries Holdings, Inc.	2,434	463,361
Dow Chemical Co. (The)	233,900	7,447,376
E.I. du Pont de Nemours & Co.	176,947	8,698,715
Eastman Chemical Co.	11,530	805,601
Ecolab, Inc.	15,912	1,275,824
FMC Corp.	4,046	230,743
Monsanto Co.	42,851	4,526,351
Mosaic Co. (The)	27,063	1,613,225
PPG Industries, Inc.	13,661	1,829,754
Praxair, Inc.	29,482	3,288,422
Sherwin-Williams Co. (The)	5,301	895,286
Sigma-Aldrich Corp.	6,606	513,154

Total Chemicals		34,358,577
Commercial Services – 0.9%
Automatic Data Processing, Inc.	71,182	4,628,254
Mastercard, Inc. Class A	1,546	836,587
Moody’s Corp.	13,660	728,351
Paychex, Inc.	71,149	2,495,196
Visa, Inc. Class A	23,698	4,024,868

Total Commercial Services		12,713,256
Computers – 5.1%
Apple, Inc.	93,464	41,369,970
Dell, Inc.	263,642	3,777,990
Hewlett-Packard Co.	357,559	8,524,207
International Business Machines Corp.	97,074	20,705,884
Western Digital Corp.	28,411	1,428,505

Total Computers		75,806,556
Cosmetics/Personal Care – 2.7%
Colgate-Palmolive Co.	54,243	6,402,301
Estee Lauder Cos., Inc. (The) Class A	13,798	883,486
Procter & Gamble Co. (The)	436,602	33,644,550

Total Cosmetics/Personal Care		40,930,337
Distribution/Wholesale – 0.3%
Fastenal Co.	27,128	1,393,023
Genuine Parts Co.	24,082	1,878,396
W.W. Grainger, Inc.	5,493	1,235,815

Total Distribution/Wholesale		4,507,234

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	29

Schedule of Investments (continued)

WisdomTree LargeCap Dividend Fund (DLN)

March 31, 2013

Investments	Shares	Value

Diversified Financial Services – 1.7%
American Express Co.	77,340	$5,217,356
Ameriprise Financial, Inc.	28,607	2,106,906
BlackRock, Inc.	24,196	6,215,468
Charles Schwab Corp. (The)	104,177	1,842,891
CME Group, Inc.	55,551	3,410,276
Discover Financial Services	24,878	1,115,530
Franklin Resources, Inc.	8,747	1,319,135
SLM Corp.	65,659	1,344,696
T. Rowe Price Group, Inc.	25,764	1,928,951
TD Ameritrade Holding Corp.	56,429	1,163,566

Total Diversified Financial Services		25,664,775
Electric – 5.6%
AES Corp. (The)	51,776	650,824
American Electric Power Co., Inc.	102,811	4,999,699
Consolidated Edison, Inc.	61,408	3,747,730
Dominion Resources, Inc.	116,001	6,748,938
DTE Energy Co.	34,367	2,348,641
Duke Energy Corp.	164,251	11,922,980
Edison International	45,653	2,297,259
Entergy Corp.	44,788	2,832,393
Exelon Corp.	294,217	10,144,602
FirstEnergy Corp.	110,093	4,645,925
NextEra Energy, Inc.	70,619	5,485,684
Northeast Utilities	54,576	2,371,873
PG&E Corp.	92,298	4,110,030
PPL Corp.	141,082	4,417,278
Public Service Enterprise Group, Inc.	114,187	3,921,182
Southern Co. (The)	195,409	9,168,590
Wisconsin Energy Corp.	35,970	1,542,753
Xcel Energy, Inc.	94,147	2,796,166

Total Electric		84,152,547
Electrical Components & Equipment – 0.4%
AMETEK, Inc.	7,548	327,281
Emerson Electric Co.	110,626	6,180,675

Total Electrical Components & Equipment		6,507,956
Electronics – 0.7%
Agilent Technologies, Inc.	16,187	679,369
Amphenol Corp. Class A	5,134	383,253
Honeywell International, Inc.	99,766	7,517,368
Thermo Fisher Scientific, Inc.	15,976	1,222,004

Total Electronics		9,801,994
Engineering & Construction – 0.0%
Fluor Corp.	9,182	609,042
Environmental Control – 0.4%
Republic Services, Inc.	56,033	1,849,089
Waste Management, Inc.	95,406	3,740,869

Total Environmental Control		5,589,958
Food – 2.3%
Campbell Soup Co.	49,956	2,266,004
ConAgra Foods, Inc.	66,749	2,390,282
General Mills, Inc.	102,533	5,055,902
H.J. Heinz Co.	54,795	3,960,035

Hershey Co. (The)	18,168	$1,590,245
Hormel Foods Corp.	28,412	1,173,984
J.M. Smucker Co. (The)	12,974	1,286,502
Kellogg Co.	55,151	3,553,379
Kroger Co. (The)	60,080	1,991,051
McCormick & Co., Inc.	12,024	884,365
Mondelez International, Inc. Class A	176,386	5,399,175
Sysco Corp.	100,804	3,545,277
Whole Foods Market, Inc.	7,954	690,009

Total Food		33,786,210
Forest Products & Paper – 0.2%
International Paper Co.	66,624	3,103,346
Gas – 0.3%
CenterPoint Energy, Inc.	85,935	2,059,003
Sempra Energy	39,427	3,151,794

Total Gas		5,210,797
Hand/Machine Tools – 0.1%
Stanley Black & Decker, Inc.	22,560	1,826,683
Healthcare-Products – 1.2%
Baxter International, Inc.	72,980	5,301,267
Becton Dickinson and Co.	24,341	2,327,243
C.R. Bard, Inc.	3,282	330,760
Medtronic, Inc.	122,745	5,764,105
St. Jude Medical, Inc.	38,410	1,553,301
Stryker Corp.	28,889	1,884,718
Zimmer Holdings, Inc.	8,682	653,060

Total Healthcare-Products		17,814,454
Healthcare-Services – 0.6%
Aetna, Inc.	24,960	1,275,955
Cigna Corp.	1,536	95,800
Humana, Inc.	11,783	814,323
Quest Diagnostics, Inc.	15,314	864,475
UnitedHealth Group, Inc.	79,118	4,526,341
WellPoint, Inc.	28,458	1,884,774

Total Healthcare-Services		9,461,668
Home Furnishings – 0.1%
Whirlpool Corp.	7,222	855,518
Household Products/Wares – 0.6%
Church & Dwight Co., Inc.	11,950	772,329
Clorox Co. (The)	21,699	1,921,012
Kimberly-Clark Corp.	67,500	6,613,650

Total Household Products/Wares		9,306,991
Insurance – 1.9%
Aflac, Inc.	59,360	3,087,907
Allstate Corp. (The)	51,412	2,522,787
Chubb Corp. (The)	27,923	2,444,100
CNA Financial Corp.	27,810	909,109
Hartford Financial Services Group, Inc.	38,206	985,715
Loews Corp.	11,717	516,368
Marsh & McLennan Cos., Inc.	70,595	2,680,492
MetLife, Inc.	119,053	4,526,395

See Notes to Financial Statements.

30	WisdomTree Domestic Dividend Funds

Schedule of Investments (continued)

WisdomTree LargeCap Dividend Fund (DLN)

March 31, 2013

Investments	Shares	Value

Principal Financial Group, Inc.	44,337	$1,508,788
Progressive Corp. (The)	56,528	1,428,463
Prudential Financial, Inc.	67,986	4,010,494
Travelers Cos., Inc. (The)	47,073	3,963,076

Total Insurance		28,583,694
Iron/Steel – 0.2%
Nucor Corp.	52,358	2,416,322
Leisure Time – 0.1%
Harley-Davidson, Inc.	14,126	752,916
Lodging – 0.5%
Las Vegas Sands Corp.	86,228	4,858,948
Marriott International, Inc. Class A	21,572	910,986
Starwood Hotels & Resorts Worldwide, Inc.	20,921	1,333,295
Wynn Resorts Ltd.	8,715	1,090,769

Total Lodging		8,193,998
Machinery-Construction & Mining – 0.4%
Caterpillar, Inc.	74,097	6,444,216
Machinery-Diversified – 0.5%
Cummins, Inc.	17,242	1,996,796
Deere & Co.	41,059	3,530,253
Rockwell Automation, Inc.	15,565	1,344,038
Roper Industries, Inc.	2,437	310,254

Total Machinery-Diversified		7,181,341
Media – 2.3%
CBS Corp. Class B	38,309	1,788,647
Comcast Corp. Class A	177,738	7,466,774
Comcast Corp. Special Class A	46,167	1,829,137
McGraw-Hill Cos., Inc. (The)	25,578	1,332,102
News Corp. Class A	51,819	1,581,516
News Corp. Class B	25,972	798,899
Time Warner Cable, Inc.	34,882	3,350,765
Time Warner, Inc.	101,818	5,866,753
Viacom, Inc. Class B	45,711	2,814,426
Walt Disney Co. (The)	130,629	7,419,727

Total Media		34,248,746
Metal Fabricate/Hardware – 0.0%
Precision Castparts Corp.	602	114,151
Mining – 1.1%
Alcoa, Inc.	69,742	594,202
Freeport-McMoRan Copper & Gold, Inc.	172,924	5,723,785
Newmont Mining Corp.	78,143	3,273,410
Southern Copper Corp.	179,807	6,755,349

Total Mining		16,346,746
Miscellaneous Manufacturing – 3.6%
3M Co.	86,832	9,231,110
Danaher Corp.	6,109	379,674
Dover Corp.	18,911	1,378,234
General Electric Co.	1,671,496	38,644,988
Illinois Tool Works, Inc.	56,512	3,443,841
Parker Hannifin Corp.	13,876	1,270,764

Total Miscellaneous Manufacturing		54,348,611

Office/Business Equipment – 0.1%
Xerox Corp.	201,144	$1,729,838
Oil & Gas – 9.4%
Anadarko Petroleum Corp.	12,039	1,052,811
Apache Corp.	16,197	1,249,761
Cabot Oil & Gas Corp.	1,645	111,218
Chesapeake Energy Corp.(a)	65,665	1,340,223
Chevron Corp.	315,684	37,509,573
ConocoPhillips	266,895	16,040,389
Devon Energy Corp.	29,165	1,645,489
Diamond Offshore Drilling, Inc.(a)	34,919	2,428,966
EOG Resources, Inc.	7,419	950,151
EQT Corp.	11,767	797,214
Exxon Mobil Corp.	579,699	52,236,677
Hess Corp.	12,309	881,447
HollyFrontier Corp.	16,660	857,157
Marathon Oil Corp.	75,279	2,538,408
Marathon Petroleum Corp.	37,670	3,375,232
Murphy Oil Corp.	20,250	1,290,532
Noble Energy, Inc.	8,591	993,635
Occidental Petroleum Corp.	110,450	8,655,966
Phillips 66	59,282	4,147,962
Pioneer Natural Resources Co.	614	76,290
Range Resources Corp.	2,108	170,832
Valero Energy Corp.	56,250	2,558,813

Total Oil & Gas		140,908,746
Oil & Gas Services – 0.3%
Baker Hughes, Inc.	31,285	1,451,937
Halliburton Co.	47,316	1,912,040
National Oilwell Varco, Inc.	15,787	1,116,930

Total Oil & Gas Services		4,480,907
Pharmaceuticals – 9.5%
Abbott Laboratories	244,241	8,626,592
Allergan, Inc.	3,624	404,547
AmerisourceBergen Corp.	22,059	1,134,936
Bristol-Myers Squibb Co.	340,225	14,013,868
Cardinal Health, Inc.	43,288	1,801,647
Eli Lilly & Co.	228,537	12,978,616
Johnson & Johnson	471,527	38,443,596
McKesson Corp.	9,508	1,026,484
Mead Johnson Nutrition Co.	18,051	1,398,050
Merck & Co., Inc.	591,289	26,152,712
Perrigo Co.	1,507	178,926
Pfizer, Inc.	1,258,852	36,330,469

Total Pharmaceuticals		142,490,443
Pipelines – 1.2%
Kinder Morgan, Inc.	209,382	8,098,896
ONEOK, Inc.	30,373	1,447,881
Spectra Energy Corp.	143,675	4,418,006
Williams Cos., Inc. (The)	124,372	4,658,975

Total Pipelines		18,623,758

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	31

Schedule of Investments (concluded)

WisdomTree LargeCap Dividend Fund (DLN)

March 31, 2013

Investments	Shares	Value

Real Estate Investment Trusts (REITs) – 3.2%
American Tower Corp.	23,943	$1,841,696
AvalonBay Communities, Inc.	15,873	2,010,633
Boston Properties, Inc.	18,173	1,836,563
Digital Realty Trust, Inc.(a)	25,919	1,734,240
Equity Residential	38,265	2,106,871
General Growth Properties, Inc.	103,190	2,051,417
HCP, Inc.	99,428	4,957,480
Health Care REIT, Inc.	66,762	4,533,807
Host Hotels & Resorts, Inc.	80,760	1,412,492
Kimco Realty Corp.	88,814	1,989,434
Macerich Co. (The)	26,927	1,733,560
Prologis, Inc.	71,318	2,851,294
Public Storage	25,693	3,913,558
Simon Property Group, Inc.	43,124	6,837,741
Ventas, Inc.	57,318	4,195,678
Vornado Realty Trust	31,715	2,652,643
Weyerhaeuser Co.	65,348	2,050,620

Total Real Estate Investment Trusts (REITs)		48,709,727
Retail – 6.4%
Costco Wholesale Corp.	23,583	2,502,392
CVS Caremark Corp.	81,429	4,477,781
Family Dollar Stores, Inc.	7,245	427,817
Gap, Inc. (The)	37,079	1,312,597
Home Depot, Inc. (The)	139,115	9,707,445
Kohl’s Corp.	32,645	1,505,914
L Brands, Inc.	29,953	1,337,701
Lowe’s Cos., Inc.	101,019	3,830,640
Macy’s, Inc.	40,214	1,682,554
McDonald’s Corp.	170,007	16,947,998
Nordstrom, Inc.	20,398	1,126,582
PetSmart, Inc.	4,720	293,112
PVH Corp.	452	48,278
Ross Stores, Inc.	12,210	740,170
Staples, Inc.	119,057	1,598,935
Starbucks Corp.	56,774	3,233,847
Target Corp.	74,565	5,103,974
TJX Cos., Inc. (The)	38,103	1,781,315
Walgreen Co.	138,116	6,585,371
Wal-Mart Stores, Inc.	384,244	28,752,979
Yum! Brands, Inc.	44,126	3,174,424

Total Retail		96,171,826
Semiconductors – 3.2%
Altera Corp.	18,092	641,723
Analog Devices, Inc.	41,522	1,930,358
Applied Materials, Inc.	192,450	2,594,226
Intel Corp.	1,045,946	22,853,920
KLA-Tencor Corp.	27,130	1,430,836
Linear Technology Corp.	33,220	1,274,651
Maxim Integrated Products, Inc.	45,658	1,490,734
QUALCOMM, Inc.	134,784	9,023,789
Texas Instruments, Inc.	149,828	5,315,897
Xilinx, Inc.	31,169	$1,189,721

Total Semiconductors		47,745,855
Software – 3.4%
Activision Blizzard, Inc.	89,962	1,310,746
CA, Inc.	102,230	2,573,129
Fidelity National Information Services, Inc.	32,096	1,271,644
Intuit, Inc.	15,843	1,040,093
Microsoft Corp.	1,396,252	39,946,770
Oracle Corp.	166,673	5,390,205

Total Software		51,532,587
Telecommunications – 7.7%
AT&T, Inc.	1,486,849	54,552,490
CenturyLink, Inc.	225,268	7,913,665
Cisco Systems, Inc.	723,401	15,126,315
Corning, Inc.	203,116	2,707,536
Motorola Solutions, Inc.	26,381	1,689,175
Verizon Communications, Inc.	667,605	32,812,786
Virgin Media, Inc.	5,623	275,358

Total Telecommunications		115,077,325
Toys/Games/Hobbies – 0.2%
Mattel, Inc.	55,240	2,418,960
Transportation – 1.8%
C.H. Robinson Worldwide, Inc.	16,287	968,425
CSX Corp.	143,780	3,541,302
Expeditors International of Washington, Inc.	14,389	513,831
FedEx Corp.	9,245	907,859
Kansas City Southern	4,987	553,058
Norfolk Southern Corp.	49,610	3,823,939
Union Pacific Corp.	50,671	7,216,057
United Parcel Service, Inc. Class B	107,787	9,258,903

Total Transportation		26,783,374
TOTAL COMMON STOCKS (Cost: $1,328,967,953)		1,496,366,825
EXCHANGE-TRADED FUND – 0.1%
WisdomTree Total Dividend Fund(a)(b) (Cost: $963,486)	16,878	1,000,359
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.4%
Dreyfus Institutional Preferred Money Market Fund, 0.09%(c) (Cost: $5,850,178)(d)	5,850,178	5,850,178
TOTAL INVESTMENTS IN SECURITIES – 100.2% (Cost: $1,335,781,617)		1,503,217,362
Liabilities in Excess of Other Assets – (0.2)%		(3,111,693)

NET ASSETS – 100.0%		$1,500,105,669
(a)	Security or portion thereof, was on loan at March 31, 2013 (See Note 2).

(b)	Affiliated company (See Note 7).

(c)	Rate shown represents annualized 7-day yield as of March 31, 2013.

(d)	At March 31, 2013, the total market value of the Fund’s securities on loan was $5,709,807 and the total market value of the collateral held by the Fund was $5,850,178.

See Notes to Financial Statements.

32	WisdomTree Domestic Dividend Funds

Schedule of Investments

WisdomTree Dividend ex-Financials Fund (DTN)

March 31, 2013

Investments	Shares	Value

UNITED STATES – 103.4%
COMMON STOCKS – 99.5%
Advertising – 0.8%
Omnicom Group, Inc.	150,903	$8,888,187
Aerospace/Defense – 3.4%
Lockheed Martin Corp.	166,487	16,069,325
Northrop Grumman Corp.	150,247	10,539,827
Raytheon Co.	187,533	11,025,065

Total Aerospace/Defense		37,634,217
Agriculture – 5.9%
Altria Group, Inc.	506,633	17,423,109
Lorillard, Inc.	410,584	16,567,064
Philip Morris International, Inc.	139,216	12,906,715
Reynolds American, Inc.	403,346	17,944,864

Total Agriculture		64,841,752
Auto Parts & Equipment – 0.9%
Johnson Controls, Inc.	288,031	10,101,247
Chemicals – 4.0%
Air Products & Chemicals, Inc.	115,786	10,087,276
Dow Chemical Co. (The)	410,746	13,078,153
E.I. du Pont de Nemours & Co.	274,940	13,516,051
International Flavors & Fragrances, Inc.	98,030	7,515,960

Total Chemicals		44,197,440
Commercial Services – 3.5%
Iron Mountain, Inc.	316,782	11,502,355
Paychex, Inc.(a)	385,699	13,526,464
Western Union Co. (The)	903,260	13,585,030

Total Commercial Services		38,613,849
Computers – 1.9%
Hewlett-Packard Co.	890,841	21,237,649
Distribution/Wholesale – 1.1%
Genuine Parts Co.	150,325	11,725,350
Electric – 15.9%
Ameren Corp.	561,593	19,666,987
American Electric Power Co., Inc.	320,657	15,593,550
Duke Energy Corp.	237,106	17,211,525
Entergy Corp.	254,989	16,125,504
Exelon Corp.	728,173	25,107,405
FirstEnergy Corp.	391,202	16,508,724
PG&E Corp.	338,105	15,055,816
PPL Corp.	531,168	16,630,870
Public Service Enterprise Group, Inc.	484,561	16,639,825
Southern Co. (The)	326,345	15,312,107

Total Electric		173,852,313
Electrical Components & Equipment – 1.0%
Emerson Electric Co.	190,275	10,630,664
Environmental Control – 2.5%
Republic Services, Inc.	347,646	11,472,318
Waste Management, Inc.	402,840	15,795,356

Total Environmental Control		27,267,674

Food – 3.5%
ConAgra Foods, Inc.	353,136	$12,645,800
H.J. Heinz Co.	186,590	13,484,859
Sysco Corp.	348,085	12,242,150

Total Food		38,372,809
Forest Products & Paper – 2.2%
International Paper Co.	259,022	12,065,245
MeadWestvaco Corp.	327,451	11,886,471

Total Forest Products & Paper		23,951,716
Healthcare-Products – 2.6%
Baxter International, Inc.	128,785	9,354,942
Becton Dickinson and Co.	102,514	9,801,364
St. Jude Medical, Inc.	235,754	9,533,892

Total Healthcare-Products		28,690,198
Household Products/Wares – 2.3%
Clorox Co. (The)(a)	141,034	12,485,740
Kimberly-Clark Corp.	127,344	12,477,165

Total Household Products/Wares		24,962,905
Housewares – 1.0%
Newell Rubbermaid, Inc.	397,299	10,369,504
Iron/Steel – 1.1%
Nucor Corp.	255,935	11,811,400
Media – 0.7%
Time Warner Cable, Inc.	77,806	7,474,044
Mining – 3.0%
Freeport-McMoRan Copper & Gold, Inc.	292,664	9,687,179
Newmont Mining Corp.	213,415	8,939,954
Southern Copper Corp.	373,098	14,017,292

Total Mining		32,644,425
Miscellaneous Manufacturing – 1.0%
General Electric Co.	479,874	11,094,687
Office/Business Equipment – 1.2%
Xerox Corp.	1,497,514	12,878,620
Oil & Gas – 7.1%
Chevron Corp.	96,600	11,478,012
ConocoPhillips	244,337	14,684,654
Diamond Offshore Drilling, Inc.(a)	230,546	16,036,780
Exxon Mobil Corp.	91,585	8,252,724
Marathon Oil Corp.	222,355	7,497,810
Marathon Petroleum Corp.	118,601	10,626,650
Occidental Petroleum Corp.	112,991	8,855,105

Total Oil & Gas		77,431,735
Pharmaceuticals – 7.5%
Abbott Laboratories	150,516	5,316,225
Bristol-Myers Squibb Co.	397,344	16,366,600
Cardinal Health, Inc.	203,318	8,462,095
Eli Lilly & Co.	258,387	14,673,798
Johnson & Johnson	156,102	12,726,996
Merck & Co., Inc.	276,021	12,208,409
Pfizer, Inc.	437,491	12,625,990

Total Pharmaceuticals		82,380,113

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	33

Schedule of Investments (concluded)

WisdomTree Dividend ex-Financials Fund (DTN)

March 31, 2013

Investments	Shares	Value

Pipelines – 4.0%
Kinder Morgan, Inc.	372,797	$14,419,788
Spectra Energy Corp.	500,382	15,386,746
Williams Cos., Inc. (The)	382,913	14,343,921

Total Pipelines		44,150,455
Retail – 5.5%
Darden Restaurants, Inc.	249,799	12,909,612
Kohl’s Corp.	198,317	9,148,363
McDonald’s Corp.	123,917	12,353,286
Staples, Inc.	965,176	12,962,314
Walgreen Co.	273,088	13,020,836

Total Retail		60,394,411
Semiconductors – 5.1%
Applied Materials, Inc.	924,356	12,460,319
Intel Corp.	682,140	14,904,759
KLA-Tencor Corp.	228,653	12,059,159
Microchip Technology, Inc.(a)	448,943	16,503,145

Total Semiconductors		55,927,382
Software – 2.5%
CA, Inc.	629,060	15,833,440
Microsoft Corp.	390,170	11,162,764

Total Software		26,996,204
Telecommunications – 5.0%
AT&T, Inc.	489,889	17,974,027
CenturyLink, Inc.	588,779	20,683,806
Verizon Communications, Inc.	336,584	16,543,104

Total Telecommunications		55,200,937
Toys/Games/Hobbies – 1.1%
Mattel, Inc.(a)	280,788	12,295,707
Transportation – 2.2%
Norfolk Southern Corp.	166,046	12,798,825
United Parcel Service, Inc. Class B	128,653	11,051,293

Total Transportation		23,850,118
TOTAL COMMON STOCKS
(Cost: $951,053,315)		1,089,867,712
EXCHANGE-TRADED FUNDS – 0.2%
WisdomTree LargeCap Dividend Fund(a)(b)	16,113	949,055
WisdomTree MidCap Dividend Fund(a)(b)	14,618	953,240

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $1,848,943)		1,902,295
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 3.7%
Dreyfus Institutional Preferred Money Market Fund, 0.09%(c)
(Cost: $40,662,826)(d)	40,662,826	40,662,826
TOTAL INVESTMENTS IN SECURITIES – 103.4%
(Cost: $993,565,084)		1,132,432,833
Liabilities in Excess of Other Assets – (3.4)%		(37,632,875)

NET ASSETS – 100.0%		$1,094,799,958

(a)	Security or portion thereof, was on loan at March 31, 2013 (See Note 2).

(b)	Affiliated company (See Note 7).

(c)	Rate shown represents annualized 7-day yield as of March 31, 2013.

(d)	At March 31, 2013, the total market value of the Fund’s securities on loan was $39,910,926 and the total market value of the collateral held by the Fund was $40,662,826.

See Notes to Financial Statements.

34	WisdomTree Domestic Dividend Funds

Schedule of Investments

WisdomTree MidCap Dividend Fund (DON)

March 31, 2013

Investments	Shares	Value

UNITED STATES – 111.5%
COMMON STOCKS – 99.6%
Advertising – 0.4%
Interpublic Group of Cos., Inc. (The)	151,522	$1,974,332
Aerospace/Defense – 1.0%
Alliant Techsystems, Inc.	8,758	634,342
Exelis, Inc.	110,644	1,204,913
L-3 Communications Holdings, Inc.	40,409	3,269,896
Triumph Group, Inc.	1,951	153,154

Total Aerospace/Defense		5,262,305
Airlines – 0.1%
Southwest Airlines Co.(a)	47,891	645,571
Apparel – 0.2%
Columbia Sportswear Co.(a)	9,509	550,381
Wolverine World Wide, Inc.	10,106	448,403

Total Apparel		998,784
Auto Parts & Equipment – 0.5%
Allison Transmission Holdings, Inc.(a)	36,950	887,170
Dana Holding Corp.	33,392	595,379
Lear Corp.	19,363	1,062,448

Total Auto Parts & Equipment		2,544,997
Banks – 3.0%
Associated Banc-Corp.	39,423	598,835
Bank of Hawaii Corp.(a)	16,903	858,842
BOK Financial Corp.	17,587	1,095,670
City National Corp.	10,071	593,283
Comerica, Inc.	35,556	1,278,238
Commerce Bancshares, Inc.	21,093	861,227
Cullen/Frost Bankers, Inc.(a)	20,055	1,254,039
East West Bancorp, Inc.	24,097	618,570
First Horizon National Corp.	9,737	103,991
First Republic Bank	15,184	586,406
Fulton Financial Corp.	60,546	708,388
Hancock Holding Co.	23,831	736,855
Huntington Bancshares, Inc.	200,452	1,481,340
KeyCorp	204,827	2,040,077
Prosperity Bancshares, Inc.	10,666	505,462
Susquehanna Bancshares, Inc.	47,869	595,012
Synovus Financial Corp.	123,678	342,588
TCF Financial Corp.	25,524	381,839
Valley National Bancorp(a)	126,910	1,299,558
Webster Financial Corp.	15,335	372,027
Zions Bancorp.	3,373	84,291

Total Banks		16,396,538
Beverages – 1.0%
Brown-Forman Corp. Class A	23,491	1,728,938
Molson Coors Brewing Co. Class B	75,540	3,696,172

Total Beverages		5,425,110
Building Materials – 0.9%
Eagle Materials, Inc.	5,797	386,254
Lennox International, Inc.	12,386	786,387

Martin Marietta Materials, Inc.(a)	12,720	$1,297,694
Masco Corp.	107,507	2,177,017

Total Building Materials		4,647,352
Chemicals – 3.7%
Airgas, Inc.	22,599	2,240,917
Albemarle Corp.	18,734	1,171,250
Ashland, Inc.	14,805	1,100,011
Cabot Corp.	20,754	709,787
Celanese Corp. Series A	17,724	780,742
Cytec Industries, Inc.	5,504	407,736
Huntsman Corp.	96,164	1,787,689
International Flavors & Fragrances, Inc.	27,143	2,081,054
Kronos Worldwide, Inc.(a)	68,376	1,070,084
NewMarket Corp.(a)	2,545	662,616
Rockwood Holdings, Inc.	36,714	2,402,564
RPM International, Inc.	66,503	2,100,165
Valhi, Inc.(a)	88,739	1,424,261
Valspar Corp.	19,513	1,214,684
Westlake Chemical Corp.(a)	10,601	991,194

Total Chemicals		20,144,754
Coal – 0.6%
Consol Energy, Inc.	55,388	1,863,806
Peabody Energy Corp.	56,129	1,187,128
Walter Energy, Inc.(a)	14,201	404,729

Total Coal		3,455,663
Commercial Services – 5.9%
Aaron’s, Inc.	2,948	84,549
Booz Allen Hamilton Holding Corp.(a)	56,515	759,562
Corrections Corp. of America	37,315	1,457,897
Equifax, Inc.	26,057	1,500,623
Global Payments, Inc.	2,434	120,872
H&R Block, Inc.	186,601	5,489,801
Iron Mountain, Inc.	90,730	3,294,406
Lender Processing Services, Inc.	21,924	558,185
Manpower, Inc.	26,010	1,475,287
MAXIMUS, Inc.	3,518	281,334
Morningstar, Inc.	5,178	362,046
Rent-A-Center, Inc.	17,548	648,223
Robert Half International, Inc.	45,328	1,701,160
Rollins, Inc.	35,091	861,484
SAIC, Inc.	231,170	3,132,353
SEI Investments Co.	31,191	899,860
Service Corp. International	58,042	971,043
Sotheby’s	10,509	393,142
Total System Services, Inc.	55,835	1,383,591
Towers Watson & Co. Class A	8,333	577,644
Weight Watchers International, Inc.(a)	11,909	501,488
Western Union Co. (The)	356,492	5,361,640

Total Commercial Services		31,816,190
Computers – 0.9%
Computer Sciences Corp.	50,831	2,502,410
Diebold, Inc.	39,449	1,196,094

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	35

Schedule of Investments (continued)

WisdomTree MidCap Dividend Fund (DON)

March 31, 2013

Investments	Shares	Value

DST Systems, Inc.	9,642	$687,185
Jack Henry & Associates, Inc.	16,259	751,329

Total Computers		5,137,018
Cosmetics/Personal Care – 0.4%
Avon Products, Inc.	115,866	2,401,902
Distribution/Wholesale – 0.4%
Pool Corp.	12,307	590,736
Watsco, Inc.	16,054	1,351,426

Total Distribution/Wholesale		1,942,162
Diversified Financial Services – 2.6%
CBOE Holdings, Inc.	23,916	883,457
Eaton Vance Corp.(a)	33,420	1,397,959
Federated Investors, Inc. Class B(a)	56,423	1,335,532
Legg Mason, Inc.(a)	28,861	927,881
LPL Financial Holdings, Inc.	26,332	848,944
NASDAQ OMX Group, Inc. (The)	39,904	1,288,899
NYSE Euronext	120,099	4,640,625
Raymond James Financial, Inc.	24,629	1,135,397
Waddell & Reed Financial, Inc. Class A	31,583	1,382,704

Total Diversified Financial Services		13,841,398
Electric – 11.6%
Alliant Energy Corp.	73,254	3,675,886
Ameren Corp.	212,119	7,428,407
Cleco Corp.	33,190	1,560,926
CMS Energy Corp.	169,705	4,741,558
Great Plains Energy, Inc.	106,342	2,466,071
Hawaiian Electric Industries, Inc.	78,808	2,183,770
IDACORP, Inc.	28,626	1,381,777
Integrys Energy Group, Inc.	65,080	3,785,053
ITC Holdings Corp.	16,500	1,472,790
MDU Resources Group, Inc.	98,874	2,470,861
National Fuel Gas Co.	37,932	2,327,128
NRG Energy, Inc.	59,587	1,578,460
NV Energy, Inc.	141,457	2,833,384
OGE Energy Corp.	47,684	3,336,926
Pepco Holdings, Inc.	205,749	4,403,029
Pinnacle West Capital Corp.	75,504	4,370,926
Portland General Electric Co.	48,904	1,483,258
SCANA Corp.	92,221	4,718,026
TECO Energy, Inc.	185,047	3,297,537
Westar Energy, Inc.	94,837	3,146,692

Total Electric		62,662,465
Electrical Components & Equipment – 1.0%
Acuity Brands, Inc.	5,434	376,848
Energizer Holdings, Inc.	20,273	2,021,826
Hubbell, Inc. Class B	16,793	1,630,768
Molex, Inc.	51,494	1,507,745

Total Electrical Components & Equipment		5,537,187
Electronics – 1.1%
FEI Co.	4,082	263,493
FLIR Systems, Inc.	32,903	855,807

Gentex Corp.	66,623	$1,333,126
Jabil Circuit, Inc.	59,343	1,096,659
National Instruments Corp.	44,580	1,459,995
PerkinElmer, Inc.	16,792	564,883
Woodward, Inc.	9,433	375,056

Total Electronics		5,949,019
Engineering & Construction – 0.4%
EMCOR Group, Inc.	6,401	271,338
KBR, Inc.	15,646	501,924
URS Corp.	25,639	1,215,545

Total Engineering & Construction		1,988,807
Entertainment – 1.8%
Cinemark Holdings, Inc.	61,028	1,796,664
International Game Technology	87,339	1,441,093
Regal Entertainment Group Class A(a)	131,256	2,188,038
Six Flags Entertainment Corp.	52,289	3,789,907
Vail Resorts, Inc.	8,112	505,540

Total Entertainment		9,721,242
Environmental Control – 0.4%
Covanta Holding Corp.	71,884	1,448,462
Waste Connections, Inc.	24,869	894,787

Total Environmental Control		2,343,249
Food – 2.1%
Flowers Foods, Inc.	61,287	2,018,794
Harris Teeter Supermarkets, Inc.	13,109	559,885
Hillshire Brands Co.	36,228	1,273,414
Ingredion, Inc.	20,296	1,467,807
Lancaster Colony Corp.	10,256	789,712
Safeway, Inc.	151,544	3,993,184
Tyson Foods, Inc. Class A	49,300	1,223,626

Total Food		11,326,422
Forest Products & Paper – 0.6%
MeadWestvaco Corp.	92,174	3,345,916
Gas – 4.2%
AGL Resources, Inc.	88,376	3,707,373
Atmos Energy Corp.	57,731	2,464,536
NiSource, Inc.	197,087	5,782,533
Piedmont Natural Gas Co., Inc.	44,527	1,464,048
Questar Corp.	99,172	2,412,855
Southwest Gas Corp.	21,151	1,003,826
UGI Corp.	60,443	2,320,407
Vectren Corp.	63,805	2,259,973
WGL Holdings, Inc.	34,383	1,516,290

Total Gas		22,931,841
Hand/Machine Tools – 0.7%
Kennametal, Inc.	20,287	792,004
Lincoln Electric Holdings, Inc.	19,226	1,041,665
Regal-Beloit Corp.	7,417	604,931
Snap-On, Inc.	18,440	1,524,988

Total Hand/Machine Tools		3,963,588

See Notes to Financial Statements.

36	WisdomTree Domestic Dividend Funds

Schedule of Investments (continued)

WisdomTree MidCap Dividend Fund (DON)

March 31, 2013

Investments	Shares	Value

Healthcare-Products – 1.3%
Cooper Cos., Inc. (The)	630	$67,964
DENTSPLY International, Inc.	12,635	535,977
Patterson Cos., Inc.	30,489	1,159,802
ResMed, Inc.(a)	38,034	1,763,256
STERIS Corp.	22,027	916,543
Techne Corp.	10,727	727,827
Teleflex, Inc.	12,969	1,096,010
West Pharmaceutical Services, Inc.	8,241	535,171

Total Healthcare-Products		6,802,550
Healthcare-Services – 0.3%
Coventry Health Care, Inc.	25,331	1,191,317
Universal Health Services, Inc. Class B	5,981	382,006

Total Healthcare-Services		1,573,323
Holding Companies-Diversified – 0.3%
Leucadia National Corp.	58,296	1,599,059
Home Builders – 0.4%
D.R. Horton, Inc.	39,854	968,452
Lennar Corp. Class A(a)	10,838	449,560
Thor Industries, Inc.	17,544	645,444

Total Home Builders		2,063,456
Home Furnishings – 0.1%
Harman International Industries, Inc.	15,885	708,948
Household Products/Wares – 1.2%
Avery Dennison Corp.	50,796	2,187,784
Scotts Miracle-Gro Co. (The) Class A(a)	30,309	1,310,561
Spectrum Brands Holdings, Inc.	19,951	1,129,027
Tupperware Brands Corp.	20,492	1,675,016

Total Household Products/Wares		6,302,388
Housewares – 0.7%
Newell Rubbermaid, Inc.	130,929	3,417,247
Toro Co. (The)	9,942	457,730

Total Housewares		3,874,977
Insurance – 4.0%
American Financial Group, Inc.	16,813	796,600
American National Insurance Co.	11,418	991,882
AmTrust Financial Services, Inc.	9,100	315,315
Arthur J. Gallagher & Co.	44,783	1,849,986
Assurant, Inc.	17,619	793,031
Brown & Brown, Inc.	18,921	606,229
Cincinnati Financial Corp.	62,038	2,927,573
CNO Financial Group, Inc.	19,440	222,588
Erie Indemnity Co. Class A	15,252	1,151,983
Fidelity National Financial, Inc. Class A	58,673	1,480,320
First American Financial Corp.	20,763	530,910
HCC Insurance Holdings, Inc.	16,931	711,610
Lincoln National Corp.	47,733	1,556,573
Mercury General Corp.	30,397	1,152,958
Old Republic International Corp.	160,585	2,041,035
ProAssurance Corp.	6,942	328,565
Protective Life Corp.	18,629	666,918

Reinsurance Group of America, Inc.	12,433	$741,877
Torchmark Corp.	10,417	622,937
Unum Group	63,912	1,805,514
W.R. Berkley Corp.	11,916	528,713

Total Insurance		21,823,117
Internet – 0.4%
Expedia, Inc.	17,394	1,043,814
IAC/InterActiveCorp	28,031	1,252,425

Total Internet		2,296,239
Iron/Steel – 1.6%
Allegheny Technologies, Inc.	43,278	1,372,345
Carpenter Technology Corp.	11,879	585,516
Cliffs Natural Resources, Inc.(a)	162,510	3,089,315
Reliance Steel & Aluminum Co.	20,619	1,467,454
Steel Dynamics, Inc.	103,332	1,639,879
United States Steel Corp.(a)	19,111	372,665

Total Iron/Steel		8,527,174
Leisure Time – 0.4%
Brunswick Corp.	2,692	92,120
Polaris Industries, Inc.	20,283	1,875,975

Total Leisure Time		1,968,095
Lodging – 0.7%
Choice Hotels International, Inc.	21,634	915,335
Wyndham Worldwide Corp.	40,644	2,620,725

Total Lodging		3,536,060
Machinery-Construction & Mining – 0.2%
Joy Global, Inc.	19,683	1,171,532
Machinery-Diversified – 1.5%
Babcock & Wilcox Co. (The)	24,611	699,198
Flowserve Corp.	8,173	1,370,694
Gardner Denver, Inc.	2,107	158,257
Graco, Inc.	17,060	989,992
IDEX Corp.	23,679	1,264,932
Manitowoc Co., Inc. (The)	10,619	218,326
Nordson Corp.	10,141	668,799
Sauer-Danfoss, Inc.	21,266	1,242,572
Wabtec Corp.	1,725	176,140
Xylem, Inc.	45,278	1,247,862

Total Machinery-Diversified		8,036,772
Media – 2.0%
Cablevision Systems Corp. Class A	139,241	2,083,045
Factset Research Systems, Inc.(a)	10,152	940,075
Gannett Co., Inc.(a)	161,340	3,528,506
John Wiley & Sons, Inc. Class A	21,949	855,133
Scripps Networks Interactive, Inc. Class A	15,456	994,439
Viacom, Inc. Class A	17,462	1,101,154
Washington Post Co. (The) Class B(a)	2,745	1,227,015

Total Media		10,729,367
Metal Fabricate/Hardware – 0.4%
Timken Co. (The)	30,834	1,744,588

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	37

Schedule of Investments (continued)

WisdomTree MidCap Dividend Fund (DON)

March 31, 2013

Investments	Shares	Value

Valmont Industries, Inc.	2,930	$460,801

Total Metal Fabricate/Hardware		2,205,389
Mining – 0.4%
Compass Minerals International, Inc.(a)	14,378	1,134,424
Royal Gold, Inc.	10,967	778,986
Vulcan Materials Co.	1,641	84,840

Total Mining		1,998,250
Miscellaneous Manufacturing – 2.6%
A.O. Smith Corp.	8,396	617,694
Actuant Corp. Class A	1,654	50,646
Aptargroup, Inc.	20,238	1,160,649
Carlisle Cos., Inc.	14,101	955,907
CLARCOR, Inc.	9,753	510,862
Crane Co.	23,676	1,322,541
Donaldson Co., Inc.	26,766	968,662
ITT Corp.	23,918	679,989
Leggett & Platt, Inc.	98,253	3,318,986
Pall Corp.	30,787	2,104,907
SPX Corp.	12,919	1,020,084
Textron, Inc.	15,125	450,876
Trinity Industries, Inc.	15,762	714,492

Total Miscellaneous Manufacturing		13,876,295
Office/Business Equipment – 1.2%
Pitney Bowes, Inc.(a)	451,735	6,712,782
Oil & Gas – 1.0%
Cimarex Energy Co.	11,945	901,131
Energen Corp.	14,800	769,748
Helmerich & Payne, Inc.	8,557	519,410
Patterson-UTI Energy, Inc.	26,394	629,233
QEP Resources, Inc.	8,036	255,866
SM Energy Co.	2,059	121,934
Tesoro Corp.	31,526	1,845,847
Western Refining, Inc.(a)	16,734	592,551

Total Oil & Gas		5,635,720
Oil & Gas Services – 0.9%
Lufkin Industries, Inc.(a)	5,140	341,244
Oceaneering International, Inc.	24,215	1,608,118
RPC, Inc.(a)	93,010	1,410,962
Targa Resources Corp.	23,508	1,597,604

Total Oil & Gas Services		4,957,928
Packaging & Containers – 2.2%
Ball Corp.	23,010	1,094,816
Bemis Co., Inc.	51,152	2,064,495
Packaging Corp. of America	43,094	1,933,628
Rock-Tenn Co. Class A	15,105	1,401,593
Sealed Air Corp.	96,544	2,327,676
Silgan Holdings, Inc.	12,636	597,051
Sonoco Products Co.	66,643	2,331,838

Total Packaging & Containers		11,751,097
Pharmaceuticals – 0.2%
Omnicare, Inc.	28,710	1,169,071

Real Estate – 0.6%
Jones Lang LaSalle, Inc.	2,017	$200,510
Sovran Self Storage, Inc.	8,106	522,756
WP Carey, Inc.(a)	34,073	2,296,520

Total Real Estate		3,019,786
Real Estate Investment Trusts (REITs) – 12.0%
Alexander’s, Inc.	1,603	528,493
Alexandria Real Estate Equities, Inc.	19,217	1,364,023
American Campus Communities, Inc.	29,133	1,320,890
Apartment Investment & Management Co. Class A	41,286	1,265,829
BioMed Realty Trust, Inc.	64,463	1,392,401
BRE Properties, Inc.	22,589	1,099,633
Camden Property Trust	26,529	1,822,012
CBL & Associates Properties, Inc.	62,577	1,476,817
Corporate Office Properties Trust	33,131	883,935
DDR Corp.	89,447	1,558,167
Douglas Emmett, Inc.	34,393	857,417
Duke Realty Corp.	126,286	2,144,336
EPR Properties	28,528	1,484,882
Equity Lifestyle Properties, Inc.	10,256	787,661
Equity One, Inc.(a)	47,013	1,126,902
Essex Property Trust, Inc.	10,482	1,578,380
Extra Space Storage, Inc.	28,197	1,107,296
Federal Realty Investment Trust	16,959	1,832,250
Healthcare Realty Trust, Inc.	41,859	1,188,377
Highwoods Properties, Inc.(a)	37,874	1,498,674
Home Properties, Inc.	21,175	1,342,918
Hospitality Properties Trust	94,376	2,589,677
Kilroy Realty Corp.	21,181	1,109,884
LaSalle Hotel Properties	25,562	648,764
Liberty Property Trust	59,426	2,362,183
Mack-Cali Realty Corp.	56,890	1,627,623
Mid-America Apartment Communities, Inc.	16,436	1,135,070
National Retail Properties, Inc.(a)	52,549	1,900,697
Omega Healthcare Investors, Inc.	80,557	2,445,711
Piedmont Office Realty Trust, Inc. Class A	70,381	1,378,764
Plum Creek Timber Co., Inc.	57,336	2,992,939
Post Properties, Inc.	10,618	500,108
Rayonier, Inc.	39,956	2,384,175
Realty Income Corp.	81,608	3,700,923
Regency Centers Corp.	33,730	1,784,654
RLJ Lodging Trust	34,964	795,781
Senior Housing Properties Trust	111,197	2,983,416
SL Green Realty Corp.	14,640	1,260,650
Tanger Factory Outlet Centers, Inc.	22,114	800,085
Taubman Centers, Inc.	13,787	1,070,698
UDR, Inc.	88,896	2,150,394
Weingarten Realty Investors	48,718	1,537,053

Total Real Estate Investment Trusts (REITs)		64,820,542
Retail – 7.1%
Abercrombie & Fitch Co. Class A	19,678	909,124
Advance Auto Parts, Inc.	3,974	328,451
American Eagle Outfitters, Inc.	68,333	1,277,827

See Notes to Financial Statements.

38	WisdomTree Domestic Dividend Funds

Schedule of Investments (concluded)

WisdomTree MidCap Dividend Fund (DON)

March 31, 2013

Investments	Shares	Value

Best Buy Co., Inc.	315,139	$6,980,329
Brinker International, Inc.	30,545	1,150,019
Buckle, Inc. (The)(a)	14,434	673,346
Burger King Worldwide, Inc.(a)	55,058	1,051,608
Casey’s General Stores, Inc.	8,410	490,303
Cheesecake Factory, Inc. (The)	13,195	509,459
Chico’s FAS, Inc.	30,629	514,567
Darden Restaurants, Inc.	89,980	4,650,166
Dick’s Sporting Goods, Inc.	17,477	826,662
Dillard’s, Inc. Class A	1,770	139,034
DSW, Inc. Class A	6,507	415,147
Dunkin’ Brands Group, Inc.	32,047	1,181,893
Foot Locker, Inc.	53,799	1,842,078
GameStop Corp. Class A(a)	72,595	2,030,482
GNC Holdings, Inc. Class A	21,211	833,168
Guess?, Inc.	44,285	1,099,597
HSN, Inc.	11,650	639,119
MSC Industrial Direct Co. Class A	12,722	1,091,293
Nu Skin Enterprises, Inc. Class A(a)	19,141	846,032
Penske Automotive Group, Inc.	26,447	882,272
Pier 1 Imports, Inc.	14,340	329,820
PriceSmart, Inc.	4,034	313,966
Tiffany & Co.	45,107	3,136,741
Tractor Supply Co.	10,580	1,101,695
Wendy’s Co. (The)(a)	214,698	1,217,338
Williams-Sonoma, Inc.	32,217	1,659,820
World Fuel Services Corp.	4,277	169,882

Total Retail		38,291,238
Savings & Loans – 2.0%
BankUnited, Inc.	31,031	795,014
Capitol Federal Financial, Inc.	37,564	453,397
First Niagara Financial Group, Inc.	133,394	1,181,871
Hudson City Bancorp, Inc.	192,426	1,662,561
Investors Bancorp, Inc.	12,572	236,102
New York Community Bancorp, Inc.(a)	312,415	4,483,155
People’s United Financial, Inc.(a)	168,743	2,267,906

Total Savings & Loans		11,080,006
Semiconductors – 1.5%
Microchip Technology, Inc.(a)	138,922	5,106,773
NVIDIA Corp.	242,971	3,114,888

Total Semiconductors		8,221,661
Shipbuilding – 0.1%
Huntington Ingalls Industries, Inc.	8,020	427,707
Software – 0.6%
Broadridge Financial Solutions, Inc.	62,948	1,563,628
Dun & Bradstreet Corp. (The)(a)	13,418	1,122,416
Solera Holdings, Inc.	10,911	636,439

Total Software		3,322,483
Telecommunications – 3.3%
Frontier Communications Corp.(a)	1,465,123	5,831,190
Harris Corp.	54,982	2,547,866
Telephone & Data Systems, Inc.	36,549	770,087

Windstream Corp.(a)	1,084,243	$8,619,732

Total Telecommunications		17,768,875
Textiles – 0.2%
Cintas Corp.(a)	30,890	1,363,176
Toys/Games/Hobbies – 0.7%
Hasbro, Inc.(a)	83,860	3,684,808
Transportation – 0.8%
Bristow Group, Inc.	9,009	594,053
JB Hunt Transport Services, Inc.	18,608	1,385,924
Landstar System, Inc.	4,099	234,012
Ryder System, Inc.	20,840	1,245,190
Tidewater, Inc.(a)	17,735	895,618

Total Transportation		4,354,797
Trucking & Leasing – 0.2%
GATX Corp.	21,632	1,124,215
Water – 1.0%
American Water Works Co., Inc.	77,857	3,226,394
Aqua America, Inc.	65,471	2,058,408

Total Water		5,284,802
TOTAL COMMON STOCKS (Cost: $448,938,560)		538,487,497
EXCHANGE-TRADED FUND – 0.2%
WisdomTree LargeCap Dividend Fund(b) (Cost: $1,045,143)	21,736	1,280,250
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 11.7%
Dreyfus Institutional Preferred Money Market Fund, 0.09%(c)
(Cost: $63,227,705)(d)	63,227,705	63,227,705
TOTAL INVESTMENTS IN SECURITIES – 111.5% (Cost: $513,211,408)		602,995,452
Liabilities in Excess of Other Assets – (11.5)%		(62,267,809)

NET ASSETS – 100.0%		$540,727,643
(a)	Security or portion thereof, was on loan at March 31, 2013 (See Note 2).

(b)	Affiliated company (See Note 7).

(c)	Rate shown represents annualized 7-day yield as of March 31, 2013.

(d)

At March 31, 2013, the total market value of the Fund’s securities on loan was $63,394,236 and the total market value of the collateral held by the Fund was $64,599,072 (includes non-cash U.S. Treasury securities collateral having a value of $1,371,367).

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	39

Schedule of Investments

WisdomTree SmallCap Dividend Fund (DES)

March 31, 2013

Investments	Shares	Value

UNITED STATES – 111.9%
COMMON STOCKS – 99.3%
Advertising – 0.3%
Harte-Hanks, Inc.	206,541	$1,608,954
Marchex, Inc. Class B	49,742	209,414

Total Advertising		1,818,368
Aerospace/Defense – 0.6%
AAR Corp.	33,946	624,267
Cubic Corp.	7,208	307,926
Curtiss-Wright Corp.	27,557	956,228
HEICO Corp.	3,134	136,047
HEICO Corp. Class A	6,426	220,476
Kaman Corp.	25,042	888,239
National Presto Industries, Inc.	5,240	421,820

Total Aerospace/Defense		3,555,003
Agriculture – 2.2%
Alico, Inc.	3,455	159,794
Andersons, Inc. (The)	13,414	717,917
Griffin Land & Nurseries, Inc.	2,090	62,805
Limoneira Co.(a)	4,523	87,384
Universal Corp.	51,000	2,858,040
Vector Group Ltd.(a)	501,457	8,083,487

Total Agriculture		11,969,427
Airlines – 0.1%
SkyWest, Inc.	34,366	551,574
Apparel – 0.6%
Cherokee, Inc.	12,623	172,935
Jones Group, Inc. (The)	74,655	949,612
Oxford Industries, Inc.	11,255	597,640
R.G. Barry Corp.	15,937	213,396
True Religion Apparel, Inc.	43,390	1,132,913
Weyco Group, Inc.	16,741	410,322

Total Apparel		3,476,818
Auto Parts & Equipment – 0.8%
Cooper Tire & Rubber Co.	57,194	1,467,598
Douglas Dynamics, Inc.	70,591	975,568
Miller Industries, Inc.	20,504	329,089
Spartan Motors, Inc.	35,533	188,680
Standard Motor Products, Inc.	21,127	585,641
Superior Industries International, Inc.	49,237	919,747
Titan International, Inc.	2,355	49,643

Total Auto Parts & Equipment		4,515,966
Banks – 6.3%
1st Source Corp.	13,616	322,699
Access National Corp.	4,428	72,619
American National Bankshares, Inc.	6,665	143,697
Ames National Corp.(a)	4,855	101,275
Arrow Financial Corp.(a)	8,970	221,021
BancFirst Corp.	7,798	325,177
BancorpSouth, Inc.(a)	4,886	79,642
Bank of Kentucky Financial Corp.	3,612	99,077

Bank of the Ozarks, Inc.	10,904	$483,592
Banner Corp.	516	16,424
Bar Harbor Bankshares	2,477	90,534
BBCN Bancorp, Inc.	24,070	314,354
Boston Private Financial Holdings, Inc.	6,519	64,408
Bridge Bancorp, Inc.	7,363	158,378
Bryn Mawr Bank Corp.	7,029	163,635
C&F Financial Corp.(a)	1,885	77,191
Camden National Corp.	4,205	139,101
CapitalSource Inc.	20,006	192,458
Cardinal Financial Corp.	5,404	98,245
Cass Information Systems, Inc.	9,965	418,929
Cathay General Bancorp	3,171	63,801
Center Bancorp, Inc.	5,682	70,627
Centerstate Banks, Inc.	2,700	23,166
Century Bancorp, Inc. Class A	992	33,639
Chemical Financial Corp.	18,347	483,994
City Holding Co.(a)	10,994	437,451
CNB Financial Corp.	8,909	151,898
CoBiz Financial, Inc.	7,845	63,388
Columbia Banking System, Inc.	14,934	328,249
Community Bank System, Inc.	28,916	856,781
Community Trust Bancorp, Inc.	11,386	387,466
CVB Financial Corp.	64,712	729,304
Enterprise Bancorp, Inc.(a)	4,718	79,970
Enterprise Financial Services Corp.	5,239	75,127
Financial Institutions, Inc.	8,838	176,406
First Bancorp	7,709	103,994
First Bancorp, Inc.	8,768	157,912
First Busey Corp.	52,588	240,327
First Citizens BancShares, Inc. Class A	1,168	213,394
First Commonwealth Financial Corp.	57,713	430,539
First Community Bancshares, Inc.	10,507	166,536
First Connecticut Bancorp, Inc.	2,924	43,071
First Financial Bancorp	84,791	1,360,896
First Financial Bankshares, Inc.(a)	14,462	702,853
First Financial Corp.	7,531	237,151
First Interstate Bancsystem, Inc.	10,861	204,295
First Merchants Corp.	4,296	66,459
First Midwest Bancorp, Inc.	4,409	58,552
FirstMerit Corp.(a)	91,668	1,515,272
FNB Corp.	114,387	1,384,083
German American Bancorp, Inc.(a)	6,036	138,888
Glacier Bancorp, Inc.	50,678	961,868
Great Southern Bancorp, Inc.	7,215	175,974
Heartland Financial USA, Inc.	4,685	118,390
Heritage Financial Corp.	6,189	89,740
Home Bancshares, Inc.	8,093	304,863
Horizon Bancorp	3,176	64,187
Hudson Valley Holding Corp.	16,893	251,875
Iberiabank Corp.	15,111	755,852
Independent Bank Corp.	11,579	377,360
International Bancshares Corp.	26,699	555,339
Lakeland Bancorp, Inc.	14,999	147,740

See Notes to Financial Statements.

40	WisdomTree Domestic Dividend Funds

Schedule of Investments (continued)

WisdomTree SmallCap Dividend Fund (DES)

March 31, 2013

Investments	Shares	Value

Lakeland Financial Corp.	7,917	$211,305
MainSource Financial Group, Inc.	3,842	53,942
MB Financial, Inc.	19,781	478,107
Mercantile Bank Corp.	3,563	59,538
Merchants Bancshares, Inc.	4,657	140,339
Midsouth Bancorp, Inc.	3,371	54,812
MidWestOne Financial Group, Inc.	2,773	66,025
National Bankshares, Inc.(a)	4,893	170,912
National Penn Bancshares, Inc.	115,346	1,233,049
NBT Bancorp, Inc.	30,472	674,955
Northrim BanCorp, Inc.	3,119	70,084
Old National Bancorp	55,542	763,702
Pacific Continental Corp.	9,607	107,310
PacWest Bancorp	26,543	772,667
Park National Corp.(a)	16,705	1,165,842
Peapack-Gladstone Financial Corp.	2,113	31,505
Penns Woods Bancorp, Inc.(a)	3,515	144,010
Peoples Bancorp, Inc.	4,492	100,576
PrivateBancorp, Inc.	3,625	68,549
Renasant Corp.	16,923	378,737
Republic Bancorp, Inc. Class A	10,959	248,112
S&T Bancorp, Inc.	18,203	337,484
S.Y. Bancorp, Inc.	9,315	209,588
Sandy Spring Bancorp, Inc.	13,308	267,491
SCBT Financial Corp.(a)	5,039	253,966
Sierra Bancorp	5,662	74,455
Simmons First National Corp. Class A	9,757	247,047
Southside Bancshares, Inc.(a)	12,074	253,675
StellarOne Corp.	9,643	155,734
Sterling Bancorp	23,114	234,838
Tompkins Financial Corp.	9,958	421,024
TowneBank	13,435	201,122
Trico Bancshares	6,532	111,697
TrustCo Bank Corp.	86,735	483,981
Trustmark Corp.(a)	48,539	1,213,960
UMB Financial Corp.	14,796	726,040
Umpqua Holdings Corp.	61,099	810,173
Union First Market Bankshares Corp.	14,902	291,483
United Bankshares, Inc.(a)	45,522	1,211,340
Univest Corp. of Pennsylvania	14,883	259,262
Washington Banking Co.(a)	12,104	168,730
Washington Trust Bancorp, Inc.	11,101	303,945
WesBanco, Inc.	16,292	390,193
West Bancorp., Inc.	12,525	139,028
West Coast Bancorp	3,004	72,937
Westamerica Bancorp.(a)	17,682	801,525
Wintrust Financial Corp.	3,315	122,788

Total Banks		35,128,717
Beverages – 0.1%
Coca-Cola Bottling Co. Consolidated	5,745	346,538
Biotechnology – 0.8%
PDL BioPharma, Inc.(a)	621,069	4,540,014

Building Materials – 0.7%
AAON, Inc.	15,535	$428,611
Apogee Enterprises, Inc.	22,865	661,942
Comfort Systems USA, Inc.	34,064	479,962
Griffon Corp.	30,110	358,911
LSI Industries, Inc.	45,190	315,426
Quanex Building Products Corp.	14,712	236,863
Simpson Manufacturing Co., Inc.	39,205	1,200,065
Universal Forest Products, Inc.	11,069	440,657

Total Building Materials		4,122,437
Chemicals – 3.0%
A. Schulman, Inc.(a)	43,485	1,372,387
Aceto Corp.	32,858	363,738
American Vanguard Corp.	7,160	218,666
Axiall Corp.	13,940	866,510
Balchem Corp.	8,079	354,991
H.B. Fuller Co.	26,786	1,046,797
Hawkins, Inc.	9,711	387,955
Innophos Holdings, Inc.	36,283	1,979,601
KMG Chemicals, Inc.	3,923	76,263
Minerals Technologies, Inc.	4,982	206,803
Oil-Dri Corp. of America	7,118	193,823
Olin Corp.	165,473	4,173,229
PolyOne Corp.	48,235	1,177,416
Quaker Chemical Corp.	13,229	780,776
Sensient Technologies Corp.	65,722	2,569,073
Stepan Co.	13,267	837,148
Zep, Inc.	14,031	210,605

Total Chemicals		16,815,781
Coal – 0.2%
Arch Coal, Inc.(a)	182,839	992,816
Commercial Services – 8.5%
ABM Industries, Inc.	85,282	1,896,672
Arbitron, Inc.	12,173	570,549
Barrett Business Services, Inc.	5,183	272,937
Brink’s Co. (The)	35,484	1,002,778
Carriage Services, Inc. Class A	8,314	176,673
CDI Corp.	31,059	534,215
Chemed Corp.	10,889	870,902
Convergys Corp.	71,895	1,224,372
Corporate Executive Board Co. (The)	26,101	1,518,034
Deluxe Corp.	86,453	3,579,154
DeVry, Inc.	47,552	1,509,776
Electro Rent Corp.	73,420	1,361,207
Forrester Research, Inc.	26,053	824,577
Geo Group, Inc. (The)	93,157	3,504,566
Great Lakes Dredge & Dock Corp.	30,578	205,790
Healthcare Services Group, Inc.	105,297	2,698,762
Heartland Payment Systems, Inc.	16,924	557,984
Heidrick & Struggles International, Inc.	33,067	494,352
Insperity, Inc.	28,467	807,609
Intersections, Inc.(a)	78,530	738,967
Kelly Services, Inc. Class A	23,528	439,503

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	41

Schedule of Investments (continued)

WisdomTree SmallCap Dividend Fund (DES)

March 31, 2013

Investments	Shares	Value

Landauer, Inc.	19,252	$1,085,428
Mac-Gray Corp.	15,265	195,392
Matthews International Corp. Class A	18,539	646,826
McGrath Rentcorp	44,930	1,397,323
Monro Muffler Brake, Inc.(a)	19,554	776,489
Multi-Color Corp.	7,211	185,972
National Research Corp.	7,106	412,432
Quad Graphics, Inc.(a)	88,084	2,108,731
R.R. Donnelley & Sons Co.(a)	1,086,889	13,097,012
Resources Connection, Inc.	43,488	552,298
Stewart Enterprises, Inc. Class A(a)	91,608	851,038
Universal Technical Institute, Inc.	56,183	709,591
Viad Corp.	16,220	448,645

Total Commercial Services		47,256,556
Computers – 1.7%
Acorn Energy, Inc.(a)	17,152	126,067
Digimarc Corp.	8,089	177,715
j2 Global, Inc.(a)	84,484	3,312,618
Lexmark International, Inc. Class A(a)	177,268	4,679,875
MTS Systems Corp.	20,127	1,170,385

Total Computers		9,466,660
Cosmetics/Personal Care – 0.1%
Inter Parfums, Inc.	26,371	644,244
Distribution/Wholesale – 1.1%
Core-Mark Holding Co., Inc.	10,023	514,280
Houston Wire & Cable Co.	29,797	385,871
Owens & Minor, Inc.(a)	107,403	3,497,042
United Stationers, Inc.	39,801	1,538,309

Total Distribution/Wholesale		5,935,502
Diversified Financial Services – 4.1%
Asta Funding, Inc.	62,455	599,568
BGC Partners, Inc. Class A	459,844	1,912,951
Calamos Asset Management, Inc. Class A	62,792	739,062
California First National Bancorp(a)	60,543	1,046,788
Cohen & Steers, Inc.(a)	34,310	1,237,562
Duff & Phelps Corp. Class A	55,571	861,906
Evercore Partners, Inc. Class A	30,959	1,287,894
Federal Agricultural Mortgage Corp. Class C	2,109	64,936
FXCM, Inc. Class A	62,446	854,261
Gain Capital Holdings, Inc.	162,135	723,122
GAMCO Investors, Inc. Class A	10,486	556,911
GFI Group, Inc.	309,631	1,034,168
Greenhill & Co., Inc.	29,482	1,573,749
Horizon Technology Finance Corp.	56,262	821,988
Interactive Brokers Group, Inc. Class A	60,683	904,784
Janus Capital Group, Inc.(a)	151,356	1,422,746
JMP Group, Inc.	90,491	625,293
Manning & Napier, Inc.	45,619	754,538
MarketAxess Holdings, Inc.	22,771	849,358
Marlin Business Services Corp.	29,743	689,740
Medley Capital Corp.	92,383	1,464,271
MicroFinancial, Inc.(a)	69,550	586,307

Nelnet, Inc. Class A	24,915	$842,127
Oppenheimer Holdings, Inc. Class A	32,748	637,604
Westwood Holdings Group, Inc.	18,040	801,517

Total Diversified Financial Services		22,893,151
Electric – 7.7%
ALLETE, Inc.	95,466	4,679,743
Avista Corp.	157,180	4,306,732
Black Hills Corp.	98,849	4,353,310
CH Energy Group, Inc.	27,534	1,800,448
El Paso Electric Co.	69,079	2,324,508
Empire District Electric Co. (The)	111,510	2,497,824
MGE Energy, Inc.	38,419	2,129,949
NorthWestern Corp.	85,068	3,390,811
Ormat Technologies, Inc.(a)	18,792	388,055
Otter Tail Corp.	94,064	2,929,153
PNM Resources, Inc.	121,462	2,828,850
UIL Holdings Corp.	132,048	5,227,780
Unitil Corp.	40,205	1,130,967
UNS Energy Corp.	90,723	4,439,984

Total Electric		42,428,114
Electrical Components & Equipment – 1.1%
Belden, Inc.	10,854	560,609
Coleman Cable, Inc.	8,057	120,855
Encore Wire Corp.	2,681	93,888
Graham Corp.	2,088	51,657
Insteel Industries, Inc.	9,349	152,576
Littelfuse, Inc.	16,522	1,121,018
Molex, Inc. Class A	174,633	4,212,148

Total Electrical Components & Equipment		6,312,751
Electronics – 2.0%
American Science & Engineering, Inc.	13,657	832,940
Analogic Corp.	3,629	286,764
AVX Corp.	260,028	3,094,333
Badger Meter, Inc.	10,999	588,666
Bel Fuse, Inc. Class B	7,863	122,741
Brady Corp. Class A	59,950	2,010,124
CTS Corp.	24,971	260,697
Daktronics, Inc.	50,064	525,672
Electro Scientific Industries, Inc.	53,601	592,291
ESCO Technologies, Inc.	12,631	516,103
Mesa Laboratories, Inc.	2,015	106,775
Methode Electronics, Inc.	58,522	753,763
Park Electrochemical Corp.	18,487	468,461
Watts Water Technologies, Inc. Class A	15,910	763,521

Total Electronics		10,922,851
Energy-Alternate Sources – 0.2%
FutureFuel Corp.	81,347	988,366
Engineering & Construction – 0.3%
Granite Construction, Inc.	31,678	1,008,628
Michael Baker Corp.	13,013	318,818
VSE Corp.	3,900	97,461

Total Engineering & Construction		1,424,907

See Notes to Financial Statements.

42	WisdomTree Domestic Dividend Funds

Schedule of Investments (continued)

WisdomTree SmallCap Dividend Fund (DES)

March 31, 2013

Investments	Shares	Value

Entertainment – 1.0%
Churchill Downs, Inc.	10,505	$735,770
International Speedway Corp. Class A	10,159	331,996
National CineMedia, Inc.	188,328	2,971,816
Speedway Motorsports, Inc.	75,847	1,364,488

Total Entertainment		5,404,070
Environmental Control – 0.7%
CECO Environmental Corp.	14,602	188,804
Met-Pro Corp.	24,244	250,440
Mine Safety Appliances Co.	54,221	2,690,446
U.S. Ecology, Inc.	31,516	836,750

Total Environmental Control		3,966,440
Food – 2.5%
Arden Group, Inc. Class A	1,730	174,886
B&G Foods, Inc.	111,473	3,398,812
Calavo Growers, Inc.	21,325	613,733
Cal-Maine Foods, Inc.	13,035	554,770
Ingles Markets, Inc. Class A	26,703	573,580
J&J Snack Foods Corp.	10,165	781,587
Lifeway Foods, Inc.(a)	7,108	98,801
Nash Finch Co.	21,657	424,044
Sanderson Farms, Inc.	16,564	904,726
Snyders-Lance, Inc.	100,535	2,539,514
Spartan Stores, Inc.	23,530	412,951
Tootsie Roll Industries, Inc.(a)	24,705	738,927
Village Super Market, Inc. Class A	13,723	462,328
Weis Markets, Inc.	46,596	1,896,457

Total Food		13,575,116
Forest Products & Paper – 0.8%
Buckeye Technologies, Inc.	26,096	781,575
Deltic Timber Corp.	2,931	201,418
Neenah Paper, Inc.	17,805	547,682
Orchids Paper Products Co.	19,926	464,873
PH Glatfelter Co.	48,257	1,128,249
Schweitzer-Mauduit International, Inc.	27,112	1,050,048
Wausau Paper Corp.	36,138	389,568

Total Forest Products & Paper		4,563,413
Gas – 2.4%
Chesapeake Utilities Corp.	16,281	798,583
Delta Natural Gas Co., Inc.	12,182	266,298
Laclede Group, Inc. (The)	54,578	2,330,481
New Jersey Resources Corp.	90,693	4,067,581
Northwest Natural Gas Co.	60,262	2,640,681
South Jersey Industries, Inc.	59,873	3,328,340

Total Gas		13,431,964
Hand/Machine Tools – 0.2%
Franklin Electric Co., Inc.	23,941	803,699
Hardinge, Inc.	5,028	68,532

Total Hand/Machine Tools		872,231

Healthcare-Products – 1.2%
Atrion Corp.	1,216	$233,460
Cantel Medical Corp.	5,438	163,466
CONMED Corp.	34,592	1,178,204
CryoLife, Inc.	22,965	138,020
Female Health Co. (The)(a)	51,931	375,980
Hill-Rom Holdings, Inc.	57,474	2,024,234
Invacare Corp.	5,300	69,165
Meridian Bioscience, Inc.(a)	85,313	1,946,843
Utah Medical Products, Inc.	5,365	261,651

Total Healthcare-Products		6,391,023
Healthcare-Services – 0.3%
Ensign Group, Inc. (The)	10,053	335,770
National Healthcare Corp.	18,633	851,901
U.S. Physical Therapy, Inc.	8,404	225,647

Total Healthcare-Services		1,413,318
Holding Companies-Diversified – 0.2%
Primoris Services Corp.	22,150	489,737
Resource America, Inc. Class A	66,017	657,529

Total Holding Companies-Diversified		1,147,266
Home Builders – 0.7%
KB Home(a)	26,617	579,452
Lennar Corp. Class B	8,792	283,630
MDC Holdings, Inc.	72,679	2,663,685
Ryland Group, Inc. (The)	8,027	334,084

Total Home Builders		3,860,851
Home Furnishings – 0.4%
Bassett Furniture Industries, Inc.	9,644	153,918
Ethan Allen Interiors, Inc.(a)	22,166	729,704
Flexsteel Industries, Inc.	10,431	258,063
Hooker Furniture Corp.	15,921	253,781
Kimball International, Inc. Class B	28,279	256,208
La-Z-Boy, Inc.	33,939	640,429

Total Home Furnishings		2,292,103
Household Products/Wares – 0.6%
American Greetings Corp. Class A	54,234	873,167
Blyth, Inc.(a)	11,036	191,585
CSS Industries, Inc.	14,809	384,590
Ennis, Inc.	63,969	964,013
WD-40 Co.	21,102	1,155,757

Total Household Products/Wares		3,569,112
Housewares – 0.0%
Lifetime Brands, Inc.	6,400	73,024
Insurance – 1.8%
American Equity Investment Life Holding Co.(a)	14,329	213,359
Baldwin & Lyons, Inc. Class B	9,865	234,688
Crawford & Co. Class A	17,578	93,164
Crawford & Co. Class B	7,912	60,052
Donegal Group, Inc. Class A	12,809	195,594
Eastern Insurance Holdings, Inc.	2,310	43,336
EMC Insurance Group, Inc.	8,602	226,491

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	43

Schedule of Investments (continued)

WisdomTree SmallCap Dividend Fund (DES)

March 31, 2013

Investments	Shares	Value

Employers Holdings, Inc.	6,767	$158,686
FBL Financial Group, Inc. Class A	5,442	211,476
Hanover Insurance Group, Inc.	26,158	1,299,530
Homeowners Choice, Inc.(a)	7,504	204,484
Horace Mann Educators Corp.	19,646	409,619
Infinity Property & Casualty Corp.	3,350	188,270
Investors Title Co.	197	13,607
Kansas City Life Insurance Co.	5,817	227,619
Kemper Corp.	34,602	1,128,371
Meadowbrook Insurance Group, Inc.	12,767	90,007
National Interstate Corp.	5,240	157,095
National Western Life Insurance Co. Class A	155	27,280
Primerica, Inc.	12,281	402,571
Radian Group, Inc.(a)	4,989	53,432
RLI Corp.	7,766	557,987
Safety Insurance Group, Inc.	14,936	734,104
Selective Insurance Group, Inc.	27,732	665,845
StanCorp Financial Group, Inc.	20,962	896,335
State Auto Financial Corp.	21,011	366,012
Stewart Information Services Corp.(a)	709	18,058
Symetra Financial Corp.	48,136	645,504
United Fire Group, Inc.	13,060	332,638
Universal Insurance Holdings, Inc.	58,942	285,869

Total Insurance		10,141,083
Internet – 1.1%
Cogent Communications Group, Inc.	49,225	1,299,540
Earthlink, Inc.	167,385	907,227
Keynote Systems, Inc.	15,927	222,341
Nutrisystem, Inc.	136,398	1,156,655
PC-Tel, Inc.	20,679	146,821
United Online, Inc.	351,870	2,121,776

Total Internet		5,854,360
Investment Companies – 0.3%
Arlington Asset Investment Corp. Class A	59,024	1,523,409
Iron/Steel – 0.9%
Commercial Metals Co.	205,689	3,260,170
Metals USA Holdings Corp.	30,203	623,692
Schnitzer Steel Industries, Inc. Class A	34,527	920,490

Total Iron/Steel		4,804,352
Leisure Time – 0.3%
Callaway Golf Co.	23,581	156,106
Interval Leisure Group, Inc.	61,810	1,343,750
Marine Products Corp.	27,765	204,350

Total Leisure Time		1,704,206
Lodging – 0.3%
Ameristar Casinos, Inc.	40,194	1,054,289
Marcus Corp.	30,884	385,741

Total Lodging		1,440,030
Machinery-Diversified – 1.6%
Alamo Group, Inc.	4,702	179,851
Albany International Corp. Class A	37,614	1,087,045

Altra Holdings, Inc.	15,979	$434,948
Applied Industrial Technologies, Inc.	47,197	2,123,865
Briggs & Stratton Corp.(a)	58,032	1,439,194
Cognex Corp.	28,107	1,184,710
Global Power Equipment Group, Inc.	18,122	319,310
Gorman-Rupp Co. (The)	15,275	459,014
Lindsay Corp.(a)	4,072	359,069
NACCO Industries, Inc. Class A	6,249	333,447
Tennant Co.	16,915	821,392
Twin Disc, Inc.(a)	12,365	310,114

Total Machinery-Diversified		9,051,959
Media – 2.4%
Belo Corp. Class A	218,246	2,145,358
CBS Corp. Class A	30,739	1,424,138
Courier Corp.	45,331	653,220
Fisher Communications, Inc.	10,590	415,552
Meredith Corp.(a)	86,428	3,306,735
Nexstar Broadcasting Group, Inc. Class A	40,132	722,376
Scholastic Corp.	27,417	730,663
Sinclair Broadcast Group, Inc. Class A	139,255	2,818,521
World Wrestling Entertainment, Inc. Class A(a)	92,188	813,098

Total Media		13,029,661
Metal Fabricate/Hardware – 1.4%
Ampco-Pittsburgh Corp.	21,202	400,930
CIRCOR International, Inc.	3,662	155,635
Dynamic Materials Corp.	8,149	141,792
Haynes International, Inc.	11,147	616,429
Kaydon Corp.	59,710	1,527,382
L.B. Foster Co. Class A	1,332	58,994
Mueller Industries, Inc.	15,122	805,851
Mueller Water Products, Inc. Class A	108,620	644,117
Olympic Steel, Inc.	2,184	52,198
Sun Hydraulics Corp.	19,217	624,745
Worthington Industries, Inc.	79,233	2,454,638

Total Metal Fabricate/Hardware		7,482,711
Mining – 1.2%
AMCOL International Corp.	43,827	1,323,137
Globe Specialty Metals, Inc.	66,703	928,506
Gold Resource Corp.(a)	133,294	1,736,821
Hecla Mining Co.(a)	247,649	978,213
Kaiser Aluminum Corp.	16,903	1,092,779
Materion Corp.	13,568	386,688
Noranda Aluminum Holding Corp.	92,227	414,099

Total Mining		6,860,243
Miscellaneous Manufacturing – 3.2%
AZZ, Inc.	21,460	1,034,372
Barnes Group, Inc.	53,958	1,561,005
Chase Corp.	10,432	201,546
FreightCar America, Inc.	6,648	145,059
Harsco Corp.	158,310	3,921,339
Hillenbrand, Inc.	116,370	2,941,834
John Bean Technologies Corp.	25,258	524,103

See Notes to Financial Statements.

44	WisdomTree Domestic Dividend Funds

Schedule of Investments (continued)

WisdomTree SmallCap Dividend Fund (DES)

March 31, 2013

Investments	Shares	Value

Koppers Holdings, Inc.	27,739	$1,219,961
Movado Group, Inc.	6,355	213,020
Myers Industries, Inc.	39,737	554,729
NL Industries, Inc.(a)	114,832	1,427,362
Raven Industries, Inc.	30,764	1,033,978
Standex International Corp.	4,400	242,968
Sturm Ruger & Co., Inc.(a)	36,403	1,846,724
Tredegar Corp.	21,644	637,199

Total Miscellaneous Manufacturing		17,505,199
Office Furnishings – 1.5%
Herman Miller, Inc.	54,493	1,507,821
HNI Corp.	80,349	2,851,586
Interface, Inc. Class A	22,319	428,971
Knoll, Inc.	84,757	1,536,645
Steelcase, Inc. Class A	145,314	2,140,475

Total Office Furnishings		8,465,498
Oil & Gas – 1.3%
Adams Resources & Energy, Inc.	4,196	213,996
Alon USA Energy, Inc.	37,584	715,975
Berry Petroleum Co. Class A	27,200	1,259,088
Delek US Holdings, Inc.	49,573	1,956,151
EXCO Resources, Inc.(a)	246,634	1,758,501
Panhandle Oil and Gas, Inc. Class A	4,488	128,581
W&T Offshore, Inc.(a)	74,431	1,056,920

Total Oil & Gas		7,089,212
Oil & Gas Services – 0.3%
Bolt Technology Corp.	8,809	153,805
CARBO Ceramics, Inc.(a)	16,564	1,508,484
Gulf Island Fabrication, Inc.	12,365	260,407

Total Oil & Gas Services		1,922,696
Packaging & Containers – 1.1%
Greif, Inc. Class A	51,973	2,786,792
Greif, Inc. Class B(a)	63,336	3,553,150

Total Packaging & Containers		6,339,942
Pharmaceuticals – 0.5%
Questcor Pharmaceuticals, Inc.(a)	87,081	2,833,616
Pipelines – 0.3%
Crosstex Energy, Inc.	90,014	1,733,670
Private Equity – 0.6%
Fidus Investment Corp.	49,390	945,818
Gladstone Investment Corp.	111,215	812,982
Hercules Technology Growth Capital, Inc.	127,440	1,561,140

Total Private Equity		3,319,940
Real Estate – 0.1%
Consolidated-Tomoka Land Co.	177	6,947
Kennedy-Wilson Holdings, Inc.	17,458	270,774
Thomas Properties Group, Inc.	12,148	62,319

Total Real Estate		340,040

Real Estate Investment Trusts (REITs) – 10.2%
Acadia Realty Trust	26,968	$748,901
Agree Realty Corp.	13,061	393,136
American Assets Trust, Inc.	23,406	749,226
Ashford Hospitality Trust, Inc.	55,108	681,135
Associated Estates Realty Corp.	42,084	784,446
Brandywine Realty Trust	135,656	2,014,492
Campus Crest Communities, Inc.	38,074	529,229
CapLease, Inc.	64,673	411,967
Cedar Realty Trust, Inc.	52,192	318,893
Chatham Lodging Trust	14,012	246,751
Chesapeake Lodging Trust	32,328	741,604
Colonial Properties Trust	57,538	1,300,934
CommonWealth REIT	97,879	2,196,405
Coresite Realty Corp. Class A	15,521	542,925
Cousins Properties, Inc.	42,746	456,955
Cubesmart Class A	53,939	852,236
DCT Industrial Trust, Inc.	221,182	1,636,747
DiamondRock Hospitality Co.	128,027	1,191,931
DuPont Fabros Technology, Inc.	38,989	946,263
EastGroup Properties, Inc.	22,099	1,286,162
Education Realty Trust, Inc.	79,605	838,241
Excel Trust, Inc.	42,278	577,095
First Potomac Realty Trust	62,328	924,324
Franklin Street Properties Corp.	96,139	1,405,552
Getty Realty Corp.	16,795	339,427
Gladstone Commercial Corp.(a)	17,206	335,001
Glimcher Realty Trust	97,369	1,129,480
Government Properties Income Trust(a)	74,991	1,929,518
Healthcare Trust of America, Inc. Class A	43,535	511,536
Hersha Hospitality Trust	182,856	1,067,879
Hudson Pacific Properties, Inc.	21,894	476,194
Inland Real Estate Corp.	114,584	1,156,153
Investors Real Estate Trust	102,365	1,010,343
Kite Realty Group Trust	64,861	437,163
Lexington Realty Trust	194,812	2,298,782
LTC Properties, Inc.	31,081	1,265,929
Medical Properties Trust, Inc.	171,442	2,749,930
Monmouth Real Estate Investment Corp. Class A	44,910	500,746
National Health Investors, Inc.	24,668	1,614,521
One Liberty Properties, Inc.	18,395	399,539
Parkway Properties, Inc.	24,761	459,317
Pebblebrook Hotel Trust	24,013	619,295
Pennsylvania Real Estate Investment Trust	38,908	754,426
Potlatch Corp.	24,883	1,141,134
PS Business Parks, Inc.	12,407	979,160
Ramco-Gershenson Properties Trust	44,782	752,338
Retail Opportunity Investments Corp.(a)	42,294	592,539
Retail Properties of America, Inc. Class A	133,023	1,968,740
Rouse Properties, Inc.(a)	15,125	273,763
Sabra Health Care REIT, Inc.	43,172	1,252,420
Saul Centers, Inc.	12,799	559,828
Select Income REIT	39,402	1,042,183
STAG Industrial, Inc.	38,386	816,470

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	45

Schedule of Investments (continued)

WisdomTree SmallCap Dividend Fund (DES)

March 31, 2013

Investments	Shares	Value

Summit Hotel Properties, Inc.	41,910	$438,798
Sun Communities, Inc.	35,144	1,733,654
Terreno Realty Corp.	7,698	138,410
UMH Properties, Inc.	22,093	226,895
Universal Health Realty Income Trust	12,006	692,866
Urstadt Biddle Properties, Inc. Class A	22,655	492,973
Washington Real Estate Investment Trust	54,991	1,530,949
Whitestone REIT Class B	25,480	385,767
Winthrop Realty Trust	36,852	463,598

Total Real Estate Investment Trusts (REITs)		56,313,214
Retail – 4.1%
bebe Stores, Inc.	112,652	469,759
Big 5 Sporting Goods Corp.	27,475	428,885
Bob Evans Farms, Inc.	40,432	1,723,212
Bon-Ton Stores, Inc. (The)(a)	15,434	200,642
Brown Shoe Co., Inc.	34,693	555,088
Cash America International, Inc.	12,285	644,594
Cato Corp. (The) Class A	53,482	1,291,056
CEC Entertainment, Inc.	27,707	907,404
Cracker Barrel Old Country Store, Inc.	40,347	3,262,055
Destination Maternity Corp.	23,093	540,376
Einstein Noah Restaurant Group, Inc.	28,335	420,208
Finish Line, Inc. (The) Class A	35,489	695,230
Fred’s, Inc. Class A	34,938	477,952
Group 1 Automotive, Inc.	11,826	710,388
Haverty Furniture Co., Inc.	10,220	210,123
Hot Topic, Inc.	72,889	1,011,699
Lithia Motors, Inc. Class A	13,388	635,662
Men’s Wearhouse, Inc. (The)	64,620	2,159,600
OfficeMax, Inc.	36,836	427,666
PetMed Express, Inc.(a)	56,680	760,362
Regis Corp.(a)	42,816	778,823
Roundy’s, Inc.(a)	256,352	1,684,233
Shoe Carnival, Inc.	10,828	221,324
Sonic Automotive, Inc. Class A	11,556	256,081
Stage Stores, Inc.	26,966	697,880
Texas Roadhouse, Inc.	82,445	1,664,565
Winmark Corp.	757	47,683

Total Retail		22,882,550
Savings & Loans – 1.3%
Astoria Financial Corp.	33,439	329,709
Bank Mutual Corp.	16,432	90,869
BankFinancial Corp.	2,887	23,356
Berkshire Hills Bancorp, Inc.	13,965	356,666
Brookline Bancorp, Inc.	52,946	483,926
Clifton Savings Bancorp, Inc.	10,603	132,113
Dime Community Bancshares, Inc.	26,693	383,311
ESB Financial Corp.	7,945	108,767
ESSA Bancorp, Inc.	4,682	50,753
EverBank Financial Corp.(a)	11,242	173,127
First Defiance Financial Corp.	2,083	48,576
First Financial Holdings, Inc.	4,652	97,506
First PacTrust Bancorp, Inc.(a)	7,751	88,361

Flushing Financial Corp.	19,664	$333,108
Fox Chase Bancorp, Inc.	2,276	38,442
Heritage Financial Group, Inc.	1,723	24,949
Hingham Institution for savings(a)	622	43,353
Home Federal Bancorp, Inc.	5,535	70,848
Northwest Bancshares, Inc.	71,874	912,081
OceanFirst Financial Corp.	11,821	170,459
Oritani Financial Corp.	33,386	517,149
Provident Financial Holdings, Inc.	2,466	41,947
Provident Financial Services, Inc.	39,707	606,326
Provident New York Bancorp	21,496	194,969
Pulaski Financial Corp.(a)	8,233	87,023
Rockville Financial, Inc.	16,130	209,045
SI Financial Group, Inc.	1,917	23,176
Simplicity Bancorp, Inc.	3,548	53,326
Territorial Bancorp, Inc.	4,243	100,899
United Financial Bancorp, Inc.	7,360	111,872
ViewPoint Financial Group	14,004	281,620
Washington Federal, Inc.	38,038	665,665
Westfield Financial, Inc.	14,906	115,969
WSFS Financial Corp.	1,888	91,832

Total Savings & Loans		7,061,098
Semiconductors – 1.8%
Brooks Automation, Inc.	149,718	1,524,129
Cohu, Inc.	28,873	270,251
Intersil Corp. Class A	400,414	3,487,606
IXYS Corp.	21,076	202,119
Micrel, Inc.	55,370	581,939
MKS Instruments, Inc.	72,866	1,981,955
Power Integrations, Inc.	9,150	397,202
Richardson Electronics Ltd.	14,148	167,795
Tessera Technologies, Inc.	69,791	1,308,581

Total Semiconductors		9,921,577
Software – 1.7%
American Software, Inc. Class A	65,885	548,163
Blackbaud, Inc.	51,975	1,540,019
Computer Programs & Systems, Inc.	21,907	1,185,388
Ebix, Inc.(a)	35,369	573,685
EPIQ Systems, Inc.	53,839	755,361
Fair Isaac Corp.	3,566	162,931
ManTech International Corp. Class A(a)	40,859	1,097,881
Monotype Imaging Holdings, Inc.	19,586	465,168
Pegasystems, Inc.	10,437	293,071
Quality Systems, Inc.	124,011	2,266,921
Schawk, Inc.	33,227	365,165

Total Software		9,253,753
Telecommunications – 2.9%
ADTRAN, Inc.(a)	60,797	1,194,661
Atlantic Tele-Network, Inc.	24,106	1,169,382
Black Box Corp.	11,153	243,247
Comtech Telecommunications Corp.	40,173	975,400
Consolidated Communications Holdings, Inc.	215,366	3,779,673
HickoryTech Corp.	41,372	419,926

See Notes to Financial Statements.

46	WisdomTree Domestic Dividend Funds

Schedule of Investments (concluded)

WisdomTree SmallCap Dividend Fund (DES)

March 31, 2013

Investments	Shares	Value

InterDigital, Inc.	21,395	$1,023,323
Lumos Networks Corp.	68,502	923,407
NTELOS Holdings Corp.	148,322	1,900,005
Plantronics, Inc.	25,804	1,140,279
Preformed Line Products Co.	3,686	257,909
Shenandoah Telecommunications Co.	27,174	413,860
Tellabs, Inc.	471,092	984,582
Telular Corp.	42,919	431,765
TESSCO Technologies, Inc.	14,545	314,754
USA Mobility, Inc.	48,851	648,253

Total Telecommunications		15,820,426
Textiles – 0.2%
Culp, Inc.	5,361	85,293
G&K Services, Inc. Class A	24,152	1,099,158
UniFirst Corp.	1,668	150,954

Total Textiles		1,335,405
Toys/Games/Hobbies – 0.1%
JAKKS Pacific, Inc.	36,781	385,833
Transportation – 1.2%
Arkansas Best Corp.	17,769	207,542
Celadon Group, Inc.	5,832	121,656
Con-way, Inc.	43,599	1,535,121
Forward Air Corp.	18,402	686,211
Heartland Express, Inc.	28,065	374,387
International Shipholding Corp.	23,042	419,364
Knight Transportation, Inc.	71,360	1,148,896
Marten Transport Ltd.	6,426	129,355
Matson, Inc.	55,751	1,371,475
Werner Enterprises, Inc.	38,275	923,958

Total Transportation		6,917,965
Trucking & Leasing – 1.0%
TAL International Group, Inc.(a)	125,979	5,708,109
Water – 1.1%
American States Water Co.	31,839	1,832,971
Artesian Resources Corp. Class A	15,273	343,184
California Water Service Group	80,432	1,600,597
Connecticut Water Service, Inc.	15,262	446,108
Middlesex Water Co.	33,161	647,303
SJW Corp.	27,901	739,377
York Water Co.	21,720	408,336

Total Water		6,017,876
TOTAL COMMON STOCKS (Cost: $468,641,614)		549,726,125
EXCHANGE-TRADED FUND – 0.4%
WisdomTree MidCap Dividend Fund(b) (Cost: $1,909,935)	33,236	2,167,320

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 12.2%
Dreyfus Institutional Preferred Money Market Fund, 0.09%(c)
(Cost: $67,668,996)(d)	67,668,996	$67,668,996
TOTAL INVESTMENTS IN SECURITIES – 111.9% (Cost: $538,220,545)		619,562,441
Liabilities in Excess of Other Assets – (11.9)%		(66,011,702)

NET ASSETS – 100.0%		$553,550,739

(a)	Security, or portion thereof, was on loan at March 31, 2013 (See Note 2).

(b)	Affiliated company (See Note 7).

(c)	Rate shown represents annualized 7-day yield as of March 31, 2013.

(d)	At March 31, 2013, the total market value of the Fund’s securities on loan was $66,013,365 and the total market value of the collateral held by the Fund was $67,668,996.

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	47

Statements of Assets and Liabilities

WisdomTree Domestic Dividend Funds

March 31, 2013

	WisdomTree Total Dividend Fund	WisdomTree Equity Income Fund	WisdomTree LargeCap Dividend Fund	WisdomTree Dividend ex-Financials Fund	WisdomTree MidCap Dividend Fund	WisdomTree SmallCap Dividend Fund
ASSETS:

Investments, at cost	$236,005,194	$561,033,550	$1,334,818,131	$991,716,141	$512,166,265	$536,310,610

Investment in affiliates, at cost (Note 7)	525,888	1,699,098	963,486	1,848,943	1,045,143	1,909,935
Investments in securities, at value (including securities on loan) (Note 2)[1]	299,955,316	653,294,273	1,502,217,003	1,130,530,538	601,715,202	617,395,121

Investment in affiliates, at value (Note 7)	555,273	1,724,461	1,000,359	1,902,295	1,280,250	2,167,320

Cash	118,263	1,693,838	—	781,146	689,382	1,343,002

Receivables:

Dividends and interest	556,066	1,392,760	2,576,524	2,595,070	1,224,619	1,289,701

Capital shares sold	—	2,558,177	11,752,132	—	—	—

Investment securities sold	—	160,340	2,104,205	—	—	950,586
Total Assets	301,184,918	660,823,849	1,519,650,223	1,135,809,049	604,909,453	623,145,730
LIABILITIES:

Due to custodian	—	—	1,598,456	—	—	—

Payables:

Investment securities purchased	—	4,351,014	11,745,632	—	785,854	1,756,957

Investment of cash collateral for securities loaned (Note 2)	4,476,887	16,686,775	5,850,178	40,662,826	63,227,705	67,668,996

Advisory fees (Note 3)	69,317	198,759	344,861	342,294	166,321	167,097

Service fees (Note 2)	1,091	2,306	5,427	3,971	1,930	1,941
Total Liabilities	4,547,295	21,238,854	19,544,554	41,009,091	64,181,810	69,594,991
NET ASSETS	$296,637,623	$639,584,995	$1,500,105,669	$1,094,799,958	$540,727,643	$553,550,739
NET ASSETS:

Paid-in capital	$260,356,961	$622,901,022	$1,422,804,867	$1,071,807,068	$496,584,984	$537,079,221

Undistributed net investment income	—	—	—	—	291,198	—

Accumulated net realized gain (loss) on investments	(27,698,845)	(75,602,113)	(90,134,943)	(115,874,859)	(45,932,583)	(64,870,378)

Net unrealized appreciation on investments	63,979,507	92,286,086	167,435,745	138,867,749	89,784,044	81,341,896
NET ASSETS	$296,637,623	$639,584,995	$1,500,105,669	$1,094,799,958	$540,727,643	$553,550,739
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	5,000,000	12,500,000	25,450,000	17,650,000	8,300,000	9,700,000
Net asset value per share	$59.33	$51.17	$58.94	$62.03	$65.15	$57.07

[1]	Market value of securities out on loan were as follows: $4,389,272, $16,371,989, $5,709,807, $39,910,926, $63,394,236 and $66,013,365, respectively.

See Notes to Financial Statements.

48	WisdomTree Domestic Dividend Funds

Statements of Operations

WisdomTree Domestic Dividend Funds

For the Year Ended March 31, 2013

	WisdomTree Total Dividend Fund	WisdomTree Equity Income Fund	WisdomTree LargeCap Dividend Fund	WisdomTree Dividend ex-Financials Fund	WisdomTree MidCap Dividend Fund	WisdomTree SmallCap Dividend Fund
INVESTMENT INCOME:

Dividends	$9,424,747	$22,371,449	$41,086,374	$48,617,495	$14,215,190	$14,829,796

Dividends from affiliates (Note 7)	14,532	55,555	80,208	83,793	33,572	55,375

Interest	38	39	112	105	23	24

Securities lending income (Note 2)	92,772	314,678	242,007	1,725,867	634,440	625,172
Total investment income	9,532,089	22,741,721	41,408,701	50,427,260	14,883,225	15,510,367
EXPENSES:

Advisory fees (Note 3)	800,414	2,013,065	3,559,615	4,293,005	1,470,242	1,440,193

Service fees (Note 2)	12,578	23,309	55,937	49,708	17,024	16,676
Total expenses	812,992	2,036,374	3,615,552	4,342,713	1,487,266	1,456,869
Expense reimbursements/waivers (Note 3)	(345)	(1,844)	(3,262)	(1,588)	(1,080)	(2,171)
Net expenses	812,647	2,034,530	3,612,290	4,341,125	1,486,186	1,454,698
Net investment income	8,719,442	20,707,191	37,796,411	46,086,135	13,397,039	14,055,669
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	1,357,143	(7,864,944)	917,867	(28,935,429)	(7,456,901)	(10,260,686)

Investment transactions from affiliates (Note 7)	172,421	142,780	298,374	565,623	210,699	(302,577)

In-kind redemptions	10,093,928	23,399,274	99,221,616	137,244,179	20,696,376	28,694,083

In-kind redemptions from affiliates (Note 7)	—	9,463	64,242	205,708	—	2,628
Net realized gain	11,623,492	15,686,573	100,502,099	109,080,081	13,450,174	18,133,448
Net change in unrealized appreciation (depreciation) on investments	21,220,388	57,341,768	42,147,826	21,198,314	51,779,518	48,871,065
Net realized and unrealized gain on investments	32,843,880	73,028,341	142,649,925	130,278,395	65,229,692	67,004,513
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$41,563,322	$93,735,532	$180,446,336	$176,364,530	$78,626,731	$81,060,182

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	49

Statements of Changes in Net Assets

WisdomTree Domestic Dividend Funds

	WisdomTree Total Dividend Fund		WisdomTree Equity Income Fund		WisdomTree LargeCap Dividend Fund
	For the Year Ended March 31, 2013	For the Year Ended March 31, 2012	For the Year Ended March 31, 2013	For the Year Ended March 31, 2012	For the Year Ended March 31, 2013	For the Year Ended March 31, 2012
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$8,719,442	$5,720,312	$20,707,191	$11,268,383	$37,796,411	$25,519,260

Net realized gain on investments	11,623,492	980,275	15,686,573	8,515,199	100,502,099	37,264,703

Net change in unrealized appreciation (depreciation) on investments	21,220,388	18,940,324	57,341,768	27,794,701	42,147,826	61,341,297
Net increase in net assets resulting from operations	41,563,322	25,640,911	93,735,532	47,578,283	180,446,336	124,125,260
DIVIDENDS:

Net investment income	(8,940,091)	(5,704,497)	(21,428,467)	(11,082,460)	(38,535,673)	(25,273,380)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	49,665,794	55,746,369	270,941,564	263,895,489	622,419,430	699,406,625

Cost of shares redeemed	(29,636,759)	(2,645,587)	(131,581,198)	(50,746,537)	(469,439,117)	(204,137,549)
Net increase in net assets resulting from capital share transactions	20,029,035	53,100,782	139,360,366	213,148,952	152,980,313	495,269,076
Net Increase in Net Assets	52,652,266	73,037,196	211,667,431	249,644,775	294,890,976	594,120,956
NET ASSETS:

Beginning of year	$243,985,357	$170,948,161	$427,917,564	$178,272,789	$1,205,214,693	$611,093,737

End of year	$296,637,623	$243,985,357	$639,584,995	$427,917,564	$1,500,105,669	$1,205,214,693
Undistributed net investment income included in net assets at end of year	$—	$156,833	$—	$373,665	$—	$683,066
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of year	4,600,000	3,500,000	9,550,000	4,400,000	22,750,000	12,650,000

Shares created	950,000	1,150,000	5,800,000	6,400,000	11,300,000	14,300,000

Shares redeemed	(550,000)	(50,000)	(2,850,000)	(1,250,000)	(8,600,000)	(4,200,000)
Shares outstanding, end of year	5,000,000	4,600,000	12,500,000	9,550,000	25,450,000	22,750,000

See Notes to Financial Statements.

50	WisdomTree Domestic Dividend Funds

Statements of Changes in Net Assets (concluded)

WisdomTree Domestic Dividend Funds

	WisdomTree Dividend ex-Financials Fund		WisdomTree MidCap Dividend Fund		WisdomTree SmallCap Dividend Fund
	For the Year Ended March 31, 2013	For the Year Ended March 31, 2012	For the Year Ended March 31, 2013	For the Year Ended March 31, 2012	For the Year Ended March 31, 2013	For the Year Ended March 31, 2012
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$46,086,135	$28,937,492	$13,397,039	$7,758,173	$14,055,669	$9,088,259

Net realized gain (loss) on investments	109,080,081	11,774,481	13,450,174	5,786,455	18,133,448	(214,898)

Net change in unrealized appreciation (depreciation) on investments	21,198,314	86,085,337	51,779,518	8,737,342	48,871,065	5,721,351
Net increase in net assets resulting from operations	176,364,530	126,797,310	78,626,731	22,281,970	81,060,182	14,594,712
DIVIDENDS:

Net investment income	(48,511,932)	(27,628,769)	(13,531,422)	(7,571,610)	(14,889,292)	(9,064,912)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	561,533,550	1,032,619,697	210,740,736	142,423,733	271,062,801	62,381,645

Cost of shares redeemed	(863,397,708)	(206,358,511)	(81,071,494)	(67,722,877)	(97,473,959)	(2,291,885)
Net increase (decrease) in net assets resulting from capital share transactions	(301,864,158)	826,261,186	129,669,242	74,700,856	173,588,842	60,089,760
Net Increase (Decrease) in Net Assets	(174,011,560)	925,429,727	194,764,551	89,411,216	239,759,732	65,619,560
NET ASSETS:

Beginning of year	$1,268,811,518	$343,381,791	$345,963,092	$256,551,876	$313,791,007	$248,171,447

End of year	$1,094,799,958	$1,268,811,518	$540,727,643	$345,963,092	$553,550,739	$313,791,007
Undistributed net investment income included in net assets at end of year	$—	$1,487,436	$291,198	$423,490	$—	$319,163
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of year	23,150,000	6,850,000	6,150,000	4,750,000	6,400,000	5,100,000

Shares created	10,000,000	20,400,000	3,550,000	2,750,000	5,200,000	1,350,000

Shares redeemed	(15,500,000)	(4,100,000)	(1,400,000)	(1,350,000)	(1,900,000)	(50,000)
Shares outstanding, end of year	17,650,000	23,150,000	8,300,000	6,150,000	9,700,000	6,400,000

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	51

Financial Highlights

WisdomTree Domestic Dividend Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Total Dividend Fund	For the Year Ended March 31, 2013	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009
Net asset value, beginning of year	$53.04	$48.84	$42.89	$29.26	$51.81
Investment operations:
Net investment income[1]	1.65	1.47	1.37	1.14	1.54
Net realized and unrealized gain (loss)	6.32	4.15	5.92	13.61	(22.56)
Total from investment operations	7.97	5.62	7.29	14.75	(21.02)
Dividends to shareholders:
Net investment income	(1.68)	(1.42)	(1.34)	(1.12)	(1.53)
Net asset value, end of year	$59.33	$53.04	$48.84	$42.89	$29.26

TOTAL RETURN[2]	15.39%	11.81%	17.37%	50.83%	(41.29)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$296,638	$243,985	$170,948	$132,971	$84,844
Ratios to average net assets[3] of:
Expenses, net of expense reimbursements/waivers	0.28%	0.28%	0.28%	0.28%	0.28%
Expenses, prior to expense reimbursements/waivers	0.28%	0.28%	0.28%	0.28%	0.28%
Net investment income	3.05%	3.03%	3.10%	3.01%	3.91%
Portfolio turnover rate[4]	13%	15%	6%	16%	23%

WisdomTree Equity Income Fund	For the Year Ended March 31, 2013	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009
Net asset value, beginning of year	$44.81	$40.52	$35.12	$22.98	$47.81
Investment operations:
Net investment income[1]	1.82	1.66	1.61	1.17	1.95
Net realized and unrealized gain (loss)	6.40	4.15	5.33	12.16	(24.80)
Total from investment operations	8.22	5.81	6.94	13.33	(22.85)
Dividends to shareholders:
Net investment income	(1.86)	(1.52)	(1.54)	(1.19)	(1.98)
Net asset value, end of year	$51.17	$44.81	$40.52	$35.12	$22.98

TOTAL RETURN[2]	18.83%	14.66%	20.24%	58.47%	(49.06)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$639,585	$427,918	$178,273	$122,907	$101,091
Ratios to average net assets[3] of:
Expenses, net of expense reimbursements/waivers	0.38%	0.38%	0.38%	0.38%	0.38%
Expenses, prior to expense reimbursements/waivers	0.38%	0.38%	0.38%	0.38%	0.38%
Net investment income	3.91%	3.99%	4.25%	3.72%	5.59%
Portfolio turnover rate[4]	28%	22%	8%	25%	45%
[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenes had not been reimbursed/waived by the investment adviser (Notes 2 and 3).

[3]	The ratios to average net assets do not include net investment income (loss) or expenses of other Funds in which the Fund invests.

[4]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

52	WisdomTree Domestic Dividend Funds

Financial Highlights (continued)

WisdomTree Domestic Dividend Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree LargeCap Dividend Fund	For the Year Ended March 31, 2013	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009
Net asset value, beginning of year	$52.98	$48.31	$42.56	$29.86	$52.71
Investment operations:
Net investment income[1]	1.61	1.45	1.33	1.10	1.51
Net realized and unrealized gain (loss)	6.00	4.59	5.68	12.69	(22.91)
Total from investment operations	7.61	6.04	7.01	13.79	(21.40)
Dividends to shareholders:
Net investment income	(1.65)	(1.37)	(1.26)	(1.09)	(1.45)
Net asset value, end of year	$58.94	$52.98	$48.31	$42.56	$29.86

TOTAL RETURN[2]	14.69%	12.82%	16.83%	46.53%	(41.25)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$1,500,106	$1,205,215	$611,094	$412,809	$294,135
Ratios to average net assets[3] of:
Expenses, net of expense reimbursements/waivers	0.28%	0.28%	0.28%	0.28%	0.28%
Expenses, prior to expense reimbursements/waivers	0.28%	0.28%	0.28%	0.28%	0.28%
Net investment income	2.97%	3.02%	3.04%	2.89%	3.78%
Portfolio turnover rate[4]	14%	14%	5%	17%	25%

WisdomTree Dividend ex-Financials Fund	For the Year Ended March 31, 2013	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009
Net asset value, beginning of year	$54.81	$50.13	$42.76	$26.74	$51.14
Investment operations:
Net investment income[1]	2.27	2.06	1.81	1.60	1.81
Net realized and unrealized gain (loss)	7.36	4.31	7.25	16.01	(24.34)
Total from investment operations	9.63	6.37	9.06	17.61	(22.53)
Dividends to shareholders:
Net investment income	(2.41)	(1.69)	(1.69)	(1.59)	(1.87)
Net asset value, end of year	$62.03	$54.81	$50.13	$42.76	$26.74

TOTAL RETURN[2]	18.18%	12.99%	21.68%	66.66%	(45.10)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$1,094,800	$1,268,812	$343,382	$190,277	$104,277
Ratios to average net assets[3] of:
Expenses, net of expense reimbursements/waivers	0.38%	0.38%	0.38%	0.38%	0.38%
Expenses, prior to expense reimbursements/waivers	0.38%	0.38%	0.38%	0.38%	0.38%
Net investment income	4.08%	4.05%	3.99%	4.32%	4.57%
Portfolio turnover rate[4]	34%	38%	5%	57%	53%
[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenes had not been reimbursed/waived by the investment adviser (Notes 2 and 3).

[3]	The ratios to average net assets do not include net investment income (loss) or expenses of other Funds in which the Fund invests.

[4]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	53

Financial Highlights (concluded)

WisdomTree Domestic Dividend Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree MidCap Dividend Fund	For the Year Ended March 31, 2013	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009
Net asset value, beginning of year	$56.25	$54.01	$46.08	$26.80	$48.00
Investment operations:
Net investment income[1]	1.99	1.47	1.53	1.29	1.63
Net realized and unrealized gain (loss)	8.91	2.17	7.79	19.22	(21.16)
Total from investment operations	10.90	3.64	9.32	20.51	(19.53)
Dividends to shareholders:
Net investment income	(2.00)	(1.40)	(1.39)	(1.23)	(1.67)
Net asset value, end of year	$65.15	$56.25	$54.01	$46.08	$26.80

TOTAL RETURN[2]	19.96%	6.99%	20.60%	77.34%	(41.61)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$540,728	$345,963	$256,552	$122,121	$65,655
Ratios to average net assets[3] of:
Expenses, net of expense reimbursements/waivers	0.38%	0.38%	0.38%	0.38%	0.38%
Expenses, prior to expense reimbursements/waivers	0.38%	0.38%	0.38%	0.38%	0.38%
Net investment income	3.46%	2.81%	3.16%	3.34%	4.31%
Portfolio turnover rate[4]	33%	29%	10%	11%	43%

WisdomTree SmallCap Dividend Fund	For the Year Ended March 31, 2013	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009
Net asset value, beginning of year	$49.03	$48.66	$42.39	$24.06	$46.31
Investment operations:
Net investment income[1]	1.87	1.68	1.72	1.49	1.85
Net realized and unrealized gain (loss)	8.14	0.34	6.14	18.28	(22.26)
Total from investment operations	10.01	2.02	7.86	19.77	(20.41)
Dividends to shareholders:
Net investment income	(1.97)	(1.65)	(1.59)	(1.44)	(1.84)
Net asset value, end of year	$57.07	$49.03	$48.66	$42.39	$24.06

TOTAL RETURN[2]	21.06%	4.50%	18.96%	83.27%	(45.27)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$553,551	$313,791	$248,171	$154,724	$73,369
Ratios to average net assets[3] of:
Expenses, net of expense reimbursements/waivers	0.38%	0.38%	0.38%	0.38%	0.38%
Expenses, prior to expense reimbursements/waivers	0.38%	0.38%	0.38%	0.38%	0.38%
Net investment income	3.71%	3.69%	3.86%	4.21%	5.15%
Portfolio turnover rate[4]	49%	31%	11%	16%	65%
[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenes had not been reimbursed/waived by the investment adviser (Notes 2 and 3).

[3]	The ratios to average net assets do not include net investment income (loss) or expenses of other Funds in which the Fund invests.

[4]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

54	WisdomTree Domestic Dividend Funds

Notes to Financial Statements

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust on December 15, 2005. As of March 31, 2013, the Trust offered 47 investment funds (each a “Fund”, and collectively, the “Funds”). These notes relate only to the Funds listed in the table below:

Fund	Commencement of Operations
WisdomTree Total Dividend Fund (“Total Dividend Fund”)	June 16, 2006
WisdomTree Equity Income Fund (“Equity Income Fund”)	June 16, 2006
WisdomTree LargeCap Dividend Fund (“LargeCap Dividend Fund”)	June 16, 2006
WisdomTree Dividend ex-Financials Fund (“Dividend ex-Financials Fund”)	June 16, 2006
WisdomTree MidCap Dividend Fund (“MidCap Dividend Fund”)	June 16, 2006
WisdomTree SmallCap Dividend Fund (“SmallCap Dividend Fund”)	June 16, 2006

Each Fund seeks to track the price and yield performance, before fees and expenses, of a particular index (“Index”) developed by WisdomTree Investments, Inc. (“WisdomTree Investments”). WisdomTree Investments is the parent company of WisdomTree Asset Management, Inc. (“WTAM”), the investment adviser to each Fund and the Trust. “WisdomTree” is a registered mark of WisdomTree Investments and has been licensed for use by the Trust. Each Fund described herein is considered to be non-diversified.

2. SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.

The following is a summary of significant accounting policies followed by the Funds:

Guarantees — In the normal course of business the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote. Therefore, no liabilities have been recorded in connection with these indemnifications.

Use of Estimates — The preparation of financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment Valuation — The net asset value (“NAV”) of each Fund’s shares is calculated each day the national securities exchanges are open for trading as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. New York time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Transactions in Fund shares will be priced at NAV only if you purchase or redeem shares directly from a Fund in creation units, which are typically in blocks of 50,000 shares or more. Fund shares are purchased or sold on a national securities exchange at market prices, which may be higher or lower than NAV. In calculating each Fund’s NAV, investments are valued under policies approved by the Board of Trustees.

Securities traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Funds may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the highest bid and lowest ask prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and in accordance with procedures approved by the Board of Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

In certain instances, such as when reliable market valuations are not readily available or are not deemed to reflect current market values, a Fund’s investments will be valued in accordance with the Fund’s pricing policy and procedures. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations),

WisdomTree Domestic Dividend Funds	55

Notes to Financial Statements (continued)

securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events”. An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV calculation time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). Price movements in U.S. markets that are deemed to affect the value of foreign securities, or reflect changes to the value of such securities, also may cause securities to be fair valued. When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities. Each Fund may invest in money market funds which are valued at their NAV per share and affiliated ETFs which are valued at their last sale or official closing price on the exchange on which they are principally traded.

Fair Value Measurement — In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments are valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy. Over-the-counter financial derivative instruments, such as forward foreign currency contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

WTAM, the investment adviser to each Fund and the Trust, has established a fair valuation committee (the “Valuation Committee”) which is comprised of senior representatives of WTAM and which reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from a national securities exchange, pricing service provider or broker quotation, or such prices are deemed to not reflect current market value, WTAM may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Determination

56	WisdomTree Domestic Dividend Funds

Notes to Financial Statements (continued)

of this value may include significant unobservable inputs and therefore would be reflected as a Level 3 of the fair value hierarchy. The Valuation Committee may employ a market-based valuation approach which may use related or comparable securities, recent transactions, market multiples, book values, and other relevant information to determine fair value. The Valuation Committee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value. The Valuation Committee meets at least on a monthly basis to review and discuss the appropriateness of such fair values using more current information such as, recent security news, recent market transactions, updated corporate action information and/or other macro or security specific events. Also, when observable inputs become available, the Valuation Committee conducts back testing of Level 3 financial instruments to substantiate the unobservable inputs used to value those investments. Such back testing includes comparing Level 3 investment values to observable inputs such as exchange-traded prices, transaction prices, and/or vendor prices.

The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing each Fund’s assets:

Total Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$295,478,429	$—	$—
Exchange-Traded Fund	555,273	—	—
Investment of Cash Collateral for Securities Loaned	—	4,476,887	—
Total	$296,033,702	$4,476,887	$—

Equity Income Fund	Level 1	Level 2	Level 3
Common Stocks*	$636,607,498	$—	$—
Exchange-Traded Fund	1,724,461	—	—
Investment of Cash Collateral for Securities Loaned	—	16,686,775	—
Total	$638,331,959	$16,686,775	$—

LargeCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$1,496,366,825	$—	$—
Exchange-Traded Fund	1,000,359	—	—
Investment of Cash Collateral for Securities Loaned	—	5,850,178	—
Total	$1,497,367,184	$5,850,178	$—

Dividend ex-Financials Fund	Level 1	Level 2	Level 3
Common Stocks*	$1,089,867,712	$—	$—
Exchange-Traded Funds	1,902,295	—	—
Investment of Cash Collateral for Securities Loaned	—	40,662,826	—
Total	$1,091,770,007	$40,662,826	$—

MidCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$538,487,497	$—	$—
Exchange-Traded Fund	1,280,250	—	—
Investment of Cash Collateral for Securities Loaned	—	63,227,705	—
Total	$539,767,747	$63,227,705	$—

SmallCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$549,726,125	$—	$—
Exchange-Traded Fund	2,167,320	—	—
Investment of Cash Collateral for Securities Loaned	—	67,668,996	—
Total	$551,893,445	$67,668,996	$—
*	Please refer to Schedule of Investments for a breakdown of the valuation by industry.

WisdomTree Domestic Dividend Funds	57

Notes to Financial Statements (continued)

There were no Level 3 securities during the fiscal year ended March 31, 2013.

No transfers between Level 1 or Level 2 fair value measurements occurred during the fiscal year ended March 31, 2013.

Derivatives and Hedging Disclosure — Codification Topic 815 (“ASC 815”), Derivatives and Hedging, requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The Funds did not invest in derivative instruments during the fiscal year ended March 31, 2013.

Investment Transactions and Investment Income — Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Dividend income is recognized on the ex-dividend date. Interest income is accrued daily. The value of additional securities received as dividend payments is recorded as income and as an increase to the cost basis of such securities.

Expenses — Under the investment advisory agreement for each Fund, WTAM has agreed to pay all expenses of each Fund, except for: (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of Trustees who are not interested persons of the Funds (“Independent Trustees”); (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s Chief Compliance Officer (“CCO”); (vi) extraordinary expenses; (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (viii) the advisory fee payable to WTAM.

Pursuant to a separate contractual arrangement, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent trustees. WTAM receives a fee, as shown on the Statements of Operations under “Service fees”, of up to 0.0044% of each Fund’s average daily net assets for providing such services and paying such expenses. WTAM provides CCO services to the Trust.

Securities Lending — Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and/or high grade debt obligations, equivalent to at least 100% of the market value of securities, is maintained at all times. The cash collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. The value of the investment of cash collateral for securities on loan along with the obligation to return such collateral are included on the Statements of Assets and Liabilities. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The securities lending income earned by the Funds is disclosed on the Statements of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. The Funds retain all or a portion of the interest received on investment of cash collateral or receive a fee from the borrower. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults.

Short-Term Investments — Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments include short-term obligations issued by the U.S. Government, its agencies, non-U.S. Government agencies, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Tax Information and Dividends and Distributions to Shareholders — It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (the “Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of each Fund to pay out dividends, if any, to investors at least annually. There can be no guarantee that a Fund will pay dividends. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with U.S. Federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered

58	WisdomTree Domestic Dividend Funds

Notes to Financial Statements (continued)

temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their U.S. Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profit for tax purposes, are reported as a tax return of capital to the extent of a shareholder’s tax basis and thereafter as a capital gain.

3. ADVISORY FEES AND TRANSACTIONS

WTAM has overall responsibility for the general management and administration of the Trust. WTAM provides an investment program for each Fund. WTAM has arranged for Mellon Capital Management Corporation (“MCM”) to provide sub-advisory services to the Funds. MCM is compensated by WTAM at no additional cost to the Funds. WTAM also arranges for transfer agency, custody, fund administration, securities lending and all other non-distribution related services necessary for the Funds to operate. Under the investment advisory agreement for each Fund, WTAM agrees to pay all expenses of the Funds, except for certain expenses described in Note 2.

Pursuant to a separate contractual arrangement, also described in Note 2, WTAM arranges for the provision of CCO services with respect to each Fund and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees in exchange for a fee of up to 0.0044% of each Fund’s average daily net assets. WTAM expects to receive advisory fees from each Fund, based on a percentage of the Fund’s average daily net assets, as shown in the following table.

Fund	Advisory Fee Rate
Total Dividend Fund	0.28%
Equity Income Fund	0.38%
LargeCap Dividend Fund	0.28%
Dividend ex-Financials Fund	0.38%
MidCap Dividend Fund	0.38%
SmallCap Dividend Fund	0.38%

Each Fund may purchase shares of affiliated exchange traded funds in secondary market transactions. For the fiscal year ended March 31, 2013, WTAM waived its advisory fees for each of the Fund’s investments in affiliated Funds net of any incremental costs as a result of these transactions (fund accounting, safekeeping, transaction fees, etc.) that are paid by WTAM out of the advisory fee received from the affiliated Funds. The table below indicates the waiver amounts. Please see Note 7 for additional information on Other Affiliated Parties and Transactions.

Fund	Advisory Fees Waived
Total Dividend Fund	$345
Equity Income Fund	1,844
LargeCap Dividend Fund	3,262
Dividend ex-Financials Fund	1,588
MidCap Dividend Fund	1,080
SmallCap Dividend Fund	2,171

4. CAPITAL SHARE TRANSACTIONS

As of March 31, 2013, there were an unlimited number of $0.001 par value shares of beneficial interest authorized by the Trust. Shares are issued and redeemed by each Fund only in creation units or multiples thereof. Except when aggregated in creation units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of creation units of a Fund generally consists of the in-kind contribution of a designated portfolio of equity securities constituting a portfolio sampling representation of the securities included in the relevant Fund’s underlying Index and an amount of cash. Investors purchasing and redeeming creation units may be charged a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of creation units.

WisdomTree Domestic Dividend Funds	59

Notes to Financial Statements (continued)

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind capital share transactions and short-term investments) for the fiscal year ended March 31, 2013 were as follows:

Fund	Purchases	Sales
Total Dividend Fund	$37,574,828	$37,284,976
Equity Income Fund	146,469,713	147,198,407
LargeCap Dividend Fund	177,915,351	174,177,869
Dividend ex-Financials Fund	385,573,566	385,458,389
MidCap Dividend Fund	130,582,312	129,913,558
SmallCap Dividend Fund	190,457,897	188,004,170

For the fiscal year ended March 31, 2013, the cost of purchases and the proceeds from sales resulting from in-kind capital share transactions were as follows:

Fund	Purchases	Sales
Total Dividend Fund	$49,557,888	$29,571,268
Equity Income Fund	270,014,142	129,575,493
LargeCap Dividend Fund	617,967,129	468,091,602
Dividend ex-Financials Fund	558,743,096	860,938,738
MidCap Dividend Fund	209,952,827	79,733,480
SmallCap Dividend Fund	269,619,795	97,281,605

Gains and losses on in-kind redemptions are not recognized by the Funds for tax purposes.

6. FEDERAL INCOME TAXES

At March 31, 2013, the cost of investments (including securities on loan) for Federal income tax purposes was as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciaton	Net Unrealized Appreciation
Total Dividend Fund	$238,460,963	$65,819,179	$(3,769,553)	$62,049,626
Equity Income Fund	570,910,707	89,791,666	(5,683,639)	84,108,027
LargeCap Dividend Fund	1,342,379,322	180,850,624	(20,012,584)	160,838,040
Dividend ex-Financials Fund	1,007,159,980	133,390,401	(8,117,548)	125,272,853
MidCap Dividend Fund	524,378,515	88,671,180	(10,054,243)	78,616,937
SmallCap Dividend Fund	550,674,345	77,253,292	(8,365,196)	68,888,096

At March 31, 2013, the components of accumulated earning/loss on a tax-basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Capital and Other Losses	Net Unrealized Appreciation	Total Accumulated Earnings/(Losses)
Total Dividend Fund	$—	$(25,768,964)	$62,049,626	$36,280,662
Equity Income Fund	—	(67,424,054)	84,108,027	16,683,973
LargeCap Dividend Fund	—	(83,537,238)	160,838,040	77,300,802
Dividend ex-Financials Fund	—	(102,279,963)	125,272,853	22,992,890
MidCap Dividend Fund	291,198	(34,765,476)	78,616,937	44,142,659
SmallCap Dividend Fund	—	(52,416,578)	68,888,096	16,471,518

60	WisdomTree Domestic Dividend Funds

Notes to Financial Statements (continued)

The tax character of distributions paid during the fiscal years ended March 31, 2013 and March 31, 2012, was as follows:

	Year Ended March 31, 2013	Year Ended March 31, 2012
Fund	Distributions Paid from Ordinary Income*	Distributions Paid from Ordinary Income*
Total Dividend Fund	$8,940,091	$5,704,497
Equity Income Fund	21,428,467	11,082,460
LargeCap Dividend Fund	38,535,673	25,273,380
Dividend ex-Financials Fund	48,511,932	27,628,769
MidCap Dividend Fund	13,531,422	7,571,610
SmallCap Dividend Fund	14,889,292	9,064,912
*	Includes short-term capital gains.

At March 31, 2013, for Federal income tax purposes, the Funds have capital loss carryforwards available to offset capital gains through the years indicated. To the extent that these loss carryforwards are utilized, capital gains will not be distributed to shareholders.

Fund	Capital Loss Available Through 2016	Capital Loss Available Through 2017	Capital Loss Available Through 2018	Capital Loss Available Through 2019	Short-Term Post-Effective No Expiration*	Long-Term Post-Effective No Expiration*	Capital Loss Available Total
Total Dividend Fund	$—	$3,085,313	$11,073,078	$10,786,298	$—	$—	$24,944,689
Equity Income Fund	—	7,778,925	36,880,803	21,181,473	—	—	65,841,201
LargeCap Dividend Fund	1,089,361	12,904,697	32,859,591	32,903,699	—	—	79,757,348
Dividend ex-Financials Fund	791,229	9,972,192	68,035,975	1,318,159	1,412,758	423,028	81,953,341
MidCap Dividend Fund	—	6,602,518	16,904,294	5,568,674	181,611	787,836	30,044,933
SmallCap Dividend Fund	414,956	10,100,965	32,761,958	6,604,794	1,279,851	—	51,162,524
*	Under the recently enacted Regulated Investment Company Modernization Act of 2010, a Fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The character of these losses is noted above.

Capital losses incurred after October 31 (“post-October capital losses”) and within the taxable year are deemed to arise on the first business day of each Funds’s next taxable year.

During the fiscal year ended March 31, 2013, the following Funds incurred and will elect to defer post-October capital losses as follows:

Fund	Short-Term Post-October Capital Losses	Long-Term Post-October Capital Losses
Total Dividend Fund	$—	$824,875
Equity Income Fund	850,402	732,451
LargeCap Dividend Fund	—	3,779,890
Dividend ex-Financials Fund	2,838,200	17,488,422
MidCap Dividend Fund	—	4,720,543
SmallCap Dividend Fund	199,722	1,054,332

WisdomTree Domestic Dividend Funds	61

Notes to Financial Statements (continued)

During the fiscal year ended March 31, 2013, the following Funds utilized capital loss carryforwards of the noted amounts to offset realized gains.

Fund	Utilized Capital Loss Carryforwards
Total Dividend Fund	$1,618,783
Equity Income Fund	316,543
LargeCap Dividend Fund	2,477,877
Dividend ex-Financials Fund	—
MidCap Dividend Fund	—
SmallCap Dividend Fund	—

At March 31, 2013, the effect of permanent book/tax reclassifications resulted in increases (decreases) to the components of net assets as follows:

Fund	Undistributed Net Investment Income/(Loss)	Accumulated Net Realized Gain (Loss)	Paid -in Capital
Total Dividend Fund	$63,816	$(9,291,003)	$9,227,187
Equity Income Fund	347,611	(22,878,342)	22,530,731
LargeCap Dividend Fund	56,196	(96,133,167)	96,076,971
Dividend ex-Financials Fund	938,361	(129,411,586)	128,473,225
MidCap Dividend Fund	2,091	(18,876,872)	18,874,781
SmallCap Dividend Fund	514,460	(27,397,777)	26,883,317

These differences are primarily due to redemptions-in-kind, taxable overdistributions and non-dividend distributions from underlying investments.

GAAP provides guidance on tax provisions that prescribe a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Foreign taxes are provided for based on each Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded. As of and during the fiscal year ended March 31, 2013, the Funds did not have any liabilities for unrecognized tax benefits. If applicable, the Funds will recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other” expenses on the Statements of Operations. The Funds file tax returns with the Internal Revenue Service, the State of New York, and various other states. Generally, each of the tax years in the four-year period ended March 31, 2013, remains subject to examination by taxing authorities.

62	WisdomTree Domestic Dividend Funds

Notes to Financial Statements (continued)

7. OTHER AFFILIATED PARTIES AND TRANSACTIONS

Affiliated holdings are funds which are managed by the Trust or an affiliate of the Trust. Transactions with affiliated companies during the fiscal year ended March 31, 2013 are as follows:

Fund Affiliates	Value at 03/31/2012	Purchases/ Additions	Sales/ Reductions	Value at 03/31/2013	Dividend Income
Total Dividend Fund
WisdomTree Total Earnings Fund	$378,355	$4,460,239	$4,383,421	$555,273	$14,532

Equity Income Fund
WisdomTree Total Dividend Fund	$394,979	$14,253,662	$13,042,721	$1,724,461	$55,555

LargeCap Dividend Fund
WisdomTree Total Dividend Fund	$327,795	$23,942,921	$23,626,583	$1,000,359	$80,208

Dividend ex-Financials Fund
WisdomTree LargeCap Dividend Fund	$1,595,420	$13,347,338	$14,109,264	$949,055	$38,615
WisdomTree MidCap Dividend Fund	1,589,686	13,406,642	14,135,473	953,240	45,178
Total	$3,185,106	$26,753,980	$28,244,737	$1,902,295	$83,793

MidCap Dividend Fund
WisdomTree LargeCap Dividend Fund	$1,852,064	$7,126,211	$7,865,356	$1,280,250	$33,572

SmallCap Dividend Fund
WisdomTree MidCap Dividend Fund	$2,349,094	$10,935,902	$10,780,152	$2,167,320	$55,375

8. NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, FASB issued Accounting Standards Update No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). These disclosures are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition, ASU 2011-11 facilitates comparisons between those entities that prepare their financial statements on the basis of US GAAP and those entities that prepare their financial statements on the basis of international financial reporting standards. ASU 2011-11 requires entities to disclose (i) gross and net information about both instruments and transactions eligible for offset in the financial statements and (ii) instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods.

On January 31, 2013, FASB issued Accounting Standards Update No. 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” (“ASU 2013-01”). ASU 2013-01 limits the scope of the new balance sheet offsetting disclosures to the following financial instruments, to the extent they are offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement: (i) recognized derivative instruments accounted for under ASC 815 (Derivatives and Hedging); (ii) repurchase agreements and reverse repurchase agreements; and (iii) securities borrowing and securities lending transactions. The disclosures are required irrespective of whether the transactions are offset in the statement of assets and liabilities. The effective date and transition of the disclosure requirements in ASU 2011-11 remain unchanged.

At this time, management is evaluating the implications of ASU 2011-11 and ASU 2013-01 and their impact on the Trust’s financial statements.

9. LEGAL MATTER

On December 1, 2011, Research Affiliates, LLC (“Research Affiliates”) filed a complaint in the United States District Court for the Central District of California, naming the Trust, WTAM, and its parent company, WisdomTree Investments, along with other parties, as defendants. The complaint alleged that the fundamentally weighted investment methodology developed by WisdomTree Investments and employed by the Trust infringes three of plaintiff’s patents. The complaint sought both unspecified monetary damages to be determined and an injunction to prevent further infringement.

WisdomTree Domestic Dividend Funds	63

Notes to Financial Statements (concluded)

On November 7, 2012, Research Affiliates agreed to withdraw its suit and defendants agreed to withdraw their counterclaims and entered into a settlement agreement. Under the settlement, all parties exchanged releases for all existing claims. The other material terms of the settlement are as follows:

•

Research Affiliates agreed not to sue the Trust, WTAM and WisdomTree Investments (the “WisdomTree Parties”) for any future claims arising under any current patents held by Research Affiliates, as well as any future patents relating to fundamentally-weighted indexes and strategies that may issue under existing or future patent applications that may be filed by Research Affiliates within the next eight years, subject to reduction by up to three years if Research Affiliates is acquired. The covenant not to sue extends to service providers and customers of the WisdomTree Parties in connection with their products and services.

•

The WisdomTree Parties agreed not to sue Research Affiliates for any future claims arising under any current patents held by the WisdomTree Parties, as well as any future patents relating to fundamentally-weighted indexes and strategies that may issue under existing or future patent applications that may be filed by the WisdomTree Parties within the next eight years, subject to reduction by up to three years if any of the WisdomTree Parties are acquired. The covenant not to sue extends to service providers and customers of Research Affiliates in connection with Research Affiliates’ products and services.

•

Research Affiliates and the WisdomTree Parties agreed that the covenants not to sue do not include a right under each party’s patents to copy the other party’s methodologies. They have further agreed that it is not copying if Research Affiliates introduces an index or strategy that uses at least three fundamental factors to weight its indexes and they are not predominantly dividend- or earnings-weighted, or any of the WisdomTree Parties introduces an index or strategy that is weighted by less than three fundamental factors.

•	The parties also agreed not to challenge the other party’s patents or patent applications.

•

Research Affiliates agreed to a one-time payment of $0.7 million to WisdomTree Investments. The WisdomTree Parties and the other defendants were not required to make any current or future payments to Research Affiliates.

All other terms of the settlement are confidential and the settlement will not affect the current methodologies and fees for any of the Trust’s Funds.

WTAM and WisdomTree Investments had previously contractually agreed to indemnify the Trust and pay any losses, claims and damages (including legal fees) incurred by the Trust or a Fund in connection with the complaint so the Trust incurred no out-of-pocket expense in connection with this lawsuit.

64	WisdomTree Domestic Dividend Funds

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders of WisdomTree Trust:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of WisdomTree Total Dividend Fund, WisdomTree Equity Income Fund, WisdomTree LargeCap Dividend Fund, WisdomTree Dividend ex-Financials Fund, WisdomTree MidCap Dividend Fund and WisdomTree SmallCap Dividend Fund (six of the investment funds constituting the WisdomTree Trust (the “Trust”)) as of March 31, 2013, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2013, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of WisdomTree Total Dividend Fund, WisdomTree Equity Income Fund, WisdomTree LargeCap Dividend Fund, WisdomTree Dividend ex-Financials Fund, WisdomTree MidCap Dividend Fund and WisdomTree SmallCap Dividend Fund of WisdomTree Trust at March 31, 2013, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York

May 28, 2013

WisdomTree Domestic Dividend Funds	65

Approval of Investment Advisory and Sub-Advisory Agreement (unaudited)

Approval of the Investment Advisory Agreement between the Trust and WTAM. The Trust and WTAM have entered into an investment advisory agreement, dated November 20, 2012, covering each of the Funds (the “Investment Advisory Agreement”). At a meeting held on March 1, 2012, the Board of Trustees approved the Investment Advisory Agreement to go into effect in the event of a change in control of WTAM with respect to each of the Funds. Subsequently, the Investment Advisory Agreement was approved by shareholders at a special meeting held on June 29, 2012 and reconvened on August 8, 2012. A change in control of WTAM took place on November 20, 2012, and the Investment Advisory Agreement became effective on that same date. The Investment Advisory Agreement approved by the Board of Trustees has fees, services and terms that are identical to the fees, services and terms of the investment advisory agreement between the Trust and WTAM that was in effect immediately prior to the change in control.

In approving the Investment Advisory Agreement, the Board of Trustees reviewed and analyzed the factors it deemed relevant, including: (i) the nature, quality, and extent of the services to be provided by WTAM to the Funds; (ii) Fund expenses and the investment performance of the Funds and WTAM; (iii) the costs of services to be provided and the profits to be realized by WTAM from its relationships with the Funds; (iv) the extent to which economies of scale would be realized as the Funds grow; and (v) whether the fee levels reflect these economies of scale for the benefit of investors.

The Board of Trustees also considered the nature and quality of the services to be provided by WTAM to the Funds, recognizing WTAM’s operational capabilities and resources. The Board of Trustees also noted the extensive responsibilities that WTAM has as investment adviser to the Funds, including the selection of the Funds’ Sub-Advisers, oversight of the Sub-Advisers’ compliance with Fund policies and objectives, oversight of general Fund compliance with federal and state laws, and the implementation of Board directives as they relate to the Funds.

The Board of Trustees gave substantial consideration to the fees payable to WTAM. The Board of Trustees examined the fees to be paid by each Fund in light of fees paid to other investment managers by comparable funds and the method of computing each Fund’s fee. After comparing the fees with those of comparable funds and in light of the quality and extent of services to be provided and the costs anticipated to be incurred by WTAM, the Board of Trustees concluded that the level of the fees paid to WTAM with respect to each Fund is fair and reasonable. The Board of Trustees evaluated WTAM’s costs and profitability in serving as investment adviser to the existing Funds, including the costs associated with the personnel, systems and equipment necessary to manage the Funds and the costs associated with compensating the Sub-Advisers.

Approval of the Sub-Advisory Agreement between WTAM and MCM. At the March 1, 2012 Board Meeting, the Board of Trustees also approved a new sub-advisory agreement between WTAM and MCM to go into effect in the event of a change in control of WTAM, using many of the same considerations it used in connection with the approval of the Investment Advisory Agreement, as well as consideration of potential “fall-out” benefits to MCM and its affiliates (i.e., ancillary benefits that may be realized by MCM and its affiliates from MCM’s relations with the Funds, such as other service contracts). The sub-advisory agreement approved on March 1, 2012 had fees, services and terms that were identical to the fees, services and terms of the sub-advisory agreement between WTAM and MCM that was in effect on the date of the March 1, 2012 meeting, with the Board noting that WTAM, not the Funds, pays the fees to MCM under the sub-advisory agreement for each Fund. Subsequently, the new sub-advisory agreement was approved by shareholders at a special meeting held on June 29, 2012 and reconvened on August 8, 2012. At the same special meeting and adjournment, the shareholders approved manager of managers relief for each of the Funds, which permits WTAM and the Funds to retain sub-advisers and amend sub-advisory contracts without shareholder approval, subject to certain conditions. As noted above, a change in control of WTAM took place on November 20, 2012, and the new sub-advisory agreement approved by the Board of Trustees on March 1, 2012 became effective on November 20, 2012.

Based on these considerations and the overall high quality of the personnel, operations, financial condition, investment advisory capabilities, methodologies, and performance of WTAM and MCM, the Board of Trustees determined that the approval of the Investment Advisory Agreement and the sub-advisory agreements, as applicable, was in the best interests of each Fund. After full consideration of these and other factors, the Board of Trustees, including a majority of the Independent Trustees, with the assistance of independent counsel, approved the Investment Advisory Agreement and sub-advisory agreements, as applicable, for each Fund.

66	WisdomTree Domestic Dividend Funds

Trustees and Officers Information (unaudited)

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by WTAM and other service providers. The Board of Trustees elects the officers of the Trust who are responsible for administering the Trust’s day-to-day operations. Each Trustee serves until his or her successor is duly elected or appointed and qualified.

The address of each Trustee and Officer is c/o WisdomTree Asset Management, Inc., 380 Madison Avenue, 21st Floor, New York, NY 10017.

Interested Trustee and Officers

Name (year of birth)	Position	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee/ Officer+	Other Directorships Held by Trustee/ Officer
Jonathan Steinberg (1964)	Trustee, President*	Trustee and Officer since 2005	President, WisdomTree Trust since 2005; President, WisdomTree Investments, Inc. and WisdomTree Asset Management, Inc.; Chief Executive Officer, WisdomTree Investments, Inc.	47	Director, WisdomTree Investments, Inc. and WisdomTree Asset Management, Inc.

David Castano*** (1971)	Treasurer*	Officer since 2013	Director of Fund Accounting & Administration, WisdomTree Asset Management, Inc. since 2011; Vice President of Legg Mason & Co. and served as Treasurer from 2010 to 2011 and Controller from 2006 to 2010 of certain mutual funds associated with Legg Mason & Co.; Assistant Treasurer of Lord Abbett mutual funds from 2004 to 2006.	47	None

Sarah English** (1977)	Secretary*	Officer since 2012	Counsel, WisdomTree Asset Management, Inc. since 2010; Attorney, NYFIX, Inc. 2006 to 2009.	47	None

Terry Jane Feld** (1960)	Chief Compliance Officer*	Officer since 2012	Chief Compliance Officer, WisdomTree Asset Management, Inc. since 2012; Senior Compliance Officer, WisdomTree Asset Management, Inc. since 2011; Senior Compliance Officer, TIAA-CREF, 2007 to 2010; Vice President/NASD-SEC Compliance, Mutual of America Life Insurance Co., 2004 to 2007.	47	None

+	As of March 31, 2013.

*	Elected by and serves at the pleasure of the Board of Trustees.

**	Sarah English and Terry Jane Feld were elected as officers to the Trust by the Board of Trustees on October 5, 2012.

***	Elected as an officer to the Trust by the Board of Trustees effective January 1, 2013.

WisdomTree Domestic Dividend Funds	67

Trustees and Officers Information (unaudited) (concluded)

Independent Trustees

Name (year of birth)	Position	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee+	Other Directorships Held by Trustee
Joel Goldberg* (1945)	Trustee	Trustee since 2012	Attorney, Partner at Stroock & Stroock & Lavan LLP, 2010 to present; Attorney, Partner at Willkie Farr & Gallagher LLP, 2006 to 2010.	47	None

Toni Massaro (1955)**	Trustee	Trustee since 2006	Dean Emerita at the University of Arizona James E. Rogers College of Law (“Rogers College of Law”) since 2009 (distinguished Emerita in July 2009); Dean at the Rogers College of Law from 1999 to 2009; Regents’ Professor since 2006; Milton O. Riepe Chair in Constitutional Law since 1997; Professor at the Rogers College of Law since 1990.	47	None

Victor Ugolyn (1947)	Trustee, Chairman of the Board of Trustees	Trustee and Chairman since 2006	Private Investor, 2005 to Present; President and Chief Executive Officer of William D. Witter, Inc. from 2005 to 2006; Consultant to AXA Enterprise in 2004; Chairman, President and Chief Executive Officer of Enterprise Capital Management (subsidiary of The MONY Group, Inc.) and Enterprise Group of Funds, Chairman of MONY Securities Corporation, and Chairman of the Fund Board of Enterprise Group of Funds 1991 to 2004.	47	Member of the Board of Directors of New York Society of Security Analysts; Member of the Board of Governors of Naismith Memorial Basketball Hall of Fame

+	As of March 31, 2013.

*	Chair of the Governance and Nominating Committee. Joel Goldberg was appointed to the Board on October 5, 2012.

**	Chair of the Audit Committee.

68	WisdomTree Domestic Dividend Funds

Supplemental Information (unaudited)

Federal Income Tax Information

The following Federal tax information related to the Funds fiscal year ended March 31, 2013, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2014.

Certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year ended March 31, 2013, the following represents the maximum amount of ordinary income distributions that may be considered qualified dividend income:

Fund	Qualified Dividend Income
Total Dividend Fund	$8,917,272
Equity Income Fund	20,933,688
LargeCap Dividend Fund	38,481,834
Dividend ex-Financials Fund	48,212,156
MidCap Dividend Fund	10,518,156
SmallCap Dividend Fund	12,248,803

The following represents the percentage of dividends paid during the fiscal year ended March 31, 2013, that qualify for the 70% dividends received deduction for corporate shareholders:

Fund	Dividends-Received Deduction
Total Dividend Fund	100%
Equity Income Fund	98%
LargeCap Dividend Fund	100%
Dividend ex-Financials Fund	100%
MidCap Dividend Fund	78%
SmallCap Dividend Fund	82%

WisdomTree Domestic Dividend Funds	69

General Information (unaudited)

Proxy Voting Policies, Procedures and Record

A complete copy of the Proxy Voting Policy may be obtained by calling 1-866-909-WISE (9473) or writing to: WisdomTree Trust, c/o ALPS Distributors, Inc., 1290 Broadway, Suite 1100, Denver, Colorado 80203.

The Trust is required to disclose annually the Funds’ complete proxy voting record on Form N-PX covering the most recent 12-month period ended June 30 and to file Form N-PX with the SEC no later than August 31 of each year. The current Form N-PX for the Funds is available at no charge upon request by calling 1-866-909-WISE (9473) or through the Trust’s website at www.wisdomtree.com. The Funds’ Form N-PX is also available on the SEC’s website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available, without charge, on the SEC’s website at www.sec.gov and are also available by calling the Trust at 1-866-909-WISE (9473). You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

Information about each Fund’s portfolio holdings is available daily, without charge, at www.wisdomtree.com.

The Fund’s Statement of Additional Information (“SAI”) has additional information about the Funds’ Trustees and Officers and is available without charge upon request. Contact your financial representative for a free prospectus or SAI.

Frequency Distribution of Discounts & Premiums

Information about differences between the per share net asset value of each Fund and the market trading price of shares of each Fund are available, without charge, at www.wisdomtree.com.

70	WisdomTree Domestic Dividend Funds

The WisdomTree Family of Funds

The following is a list of WisdomTree Funds being offered, along with their respective ticker symbols, as of March 31, 2013:

WisdomTree Domestic Dividend Funds

WisdomTree Total Dividend Fund (DTD)

WisdomTree Equity Income Fund (DHS)

WisdomTree LargeCap Dividend Fund (DLN)

WisdomTree Dividend ex-Financials Fund (DTN)

WisdomTree MidCap Dividend Fund (DON)

WisdomTree SmallCap Dividend Fund (DES)

WisdomTree International Dividend Funds

WisdomTree DEFA Fund (DWM)

WisdomTree DEFA Equity Income Fund (DTH)

WisdomTree Global Equity Income Fund (DEW)

WisdomTree Europe SmallCap Dividend Fund (DFE)

WisdomTree Japan Hedged Equity Fund (DXJ)

WisdomTree Global ex-U.S. Growth Fund (DNL)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

WisdomTree Asia Pacific ex-Japan Fund (AXJL)

WisdomTree Australia Dividend Fund (AUSE)

WisdomTree International LargeCap Dividend Fund (DOL)

WisdomTree International Dividend ex-Financials Fund (DOO)

WisdomTree International MidCap Dividend Fund (DIM)

WisdomTree International SmallCap Dividend Fund (DLS)

WisdomTree Emerging Markets Equity Income Fund (DEM)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

WisdomTree Middle East Dividend Fund (GULF)

WisdomTree Europe Hedged Equity Fund (HEDJ)

WisdomTree China Dividend ex-Financials Fund (CHXF)

WisdomTree International Dividend
Sector Funds

WisdomTree Commodity Country Equity Fund (CCXE)

WisdomTree Global Natural Resources Fund (GNAT)

WisdomTree Global ex-U.S. Utilities Fund (DBU)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

WisdomTree Domestic and International Earnings Funds

WisdomTree Total Earnings Fund (EXT)

WisdomTree Earnings 500 Fund (EPS)

WisdomTree MidCap Earnings Fund (EZM)

WisdomTree SmallCap Earnings Fund (EES)

WisdomTree LargeCap Value Fund (EZY)

WisdomTree India Earnings Fund (EPI)

WisdomTree Currency Funds

WisdomTree Brazilian Real Fund (BZF)

WisdomTree Chinese Yuan Fund (CYB)

WisdomTree Commodity Currency Fund (CCX)

WisdomTree Emerging Currency Fund (CEW)

WisdomTree Indian Rupee Fund (ICN)

WisdomTree Fixed Income Funds

WisdomTree Asia Local Debt Fund (ALD)

WisdomTree Australia & New Zealand Debt Fund (AUNZ)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

WisdomTree Emerging Markets Local Debt Fund (ELD)

WisdomTree Euro Debt Fund (EU)

WisdomTree Global Corporate Bond Fund (GLCB)

WisdomTree Alternative Funds

WisdomTree Global Real Return Fund (RRF)

WisdomTree Managed Futures Strategy Fund (WDTI)

The WisdomTree Funds are exchange traded funds (“ETFs”) registered with the United States Securities and Exchange Commission as separate series (“Funds”) of WisdomTree Trust (“Trust”). WisdomTree Asset Management, Inc., a wholly owned subsidiary of WisdomTree Investments, Inc., serves as the investment adviser to the Trust. None of the WisdomTree entities are affiliated with ALPS Distributors, Inc., the Funds’ distributor. WisdomTree Investments, its affiliates and their independent providers are not liable for any informational errors, incompleteness, delays, or for any actions taken in reliance on information contained herein.

Investors should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing. A prospectus, containing this and other information, is available at www.wisdomtree.com, or by calling 1-866-909-WISE (9473). Investors should read the prospectus carefully before investing. There are risks associated with investing, including possible loss of principal. Past performance does not guarantee future results. Indexes are unmanaged and you cannot invest directly in an index.

There are risks associated with investing, including possible loss of principal. Funds focusing their investments on certain sectors and/or smaller companies increase their vulnerability to any single economic or regulatory development. This may result in greater share price volatility. Please read the Fund’s prospectus for specific details regarding the Fund’s risk profile.

The Dow Jones U.S. Select Dividend Index is calculated, distributed and marketed by Dow Jones Indexes, a licensed trademark of CME Group Index Services LLC, and has been licensed for use.

Transactions in Fund shares will result in brokerage commissions and will generate tax consequences. Shares may be sold through brokerage accounts, but may be redeemed from the Funds only in large amounts of 50,000 shares or more.

WisdomTree Trust

380 Madison Avenue, 21st Floor

New York, NY 10017

WisdomTree Domestic Dividend Funds

WisdomTree Total Dividend Fund

WisdomTree Equity Income Fund

WisdomTree LargeCap Dividend Fund

WisdomTree Dividend ex-Financials Fund

WisdomTree MidCap Dividend Fund

WisdomTree SmallCap Dividend Fund

WisdomTree Fund shares are distributed by ALPS Distributors, Inc.

WIS005271 5/2014

WisdomTree Trust

Domestic and International Earnings Funds

Annual Report

March 31, 2013

WisdomTree Total Earnings Fund (EXT)

WisdomTree Earnings 500 Fund (EPS)

WisdomTree MidCap Earnings Fund (EZM)

WisdomTree SmallCap Earnings Fund (EES)

WisdomTree LargeCap Value Fund (EZY)

WisdomTree India Earnings Fund (EPI)

“WisdomTree” is a registered mark of WisdomTree Investments, Inc. and is licensed for use by the WisdomTree Trust.

Management’s Discussion of Fund’s Performance

(unaudited)

Market Environment Overview

The U.S. equity market, as measured by the S&P 500 Index, returned 13.96% for the 12-month period ended March 31, 2013 (the “period”). After bottoming in March of 2009, the S&P 500 recorded its fourth straight year of gains. Measured from March 31, 2009 through March 31, 2013, the four year cumulative total return on the S&P 500 Index was 114.24%. This represents a substantial recovery in the equity markets as earnings and dividend levels reached and surpassed previous levels. In fact, this was also enough for the S&P 500 Index to surpass its prior October 2007 peak value.

While the overall return for the period was positive, it was marked by several bouts of volatility. One of the major events during the period that created an uncertainty overhang was the U.S. presidential election. Following the re-election of President Barack Obama, there was concern the U.S. government would not be able to solve a series of tax hikes and spending decreases often referred to as the “Fiscal Cliff.” Many feared that the 2003 Bush tax cuts for dividend taxes and capital gains taxes were expiring on January 1st. However, in the final hours of 2012, a deal came together that excited the market: the 2003 Bush tax cuts with respect to dividends were made permanent for the majority of tax payers. As a result, the first quarter of 2013 had a good tailwind supporting the markets.

WisdomTree Funds’ Performance Overview

With the resolution of the dividend-tax issue, as well as continued monthly asset purchases from the U.S. Federal Reserve Bank, the path was cleared for the S&P 500 Index to reach its highest levels in history during the first quarter of 2013.

The following table reflects the WisdomTree Funds’ performance versus their performance benchmark indexes:

Ticker	WisdomTree Fund	1-Year NAV Return	Performance Benchmark	1-Year Return	Difference
EXT	WisdomTree Total Earnings Fund	13.23%	Russell 3000® Index	14.56%	-1.33%
EPS	WisdomTree Earnings 500 Fund	12.66%	S&P 500® Index	13.96%	-1.30%
EZM	WisdomTree MidCap Earnings Fund	17.75%	S&P MidCap 400® Index	17.83%	-0.08%
EES	WisdomTree SmallCap Earnings Fund	14.20%	Russell 2000® Index	16.30%	-2.10%
EZY	WisdomTree LargeCap Value Fund	12.81%	Russell 1000® Value Index	18.77%	-5.96%
EPI	WisdomTree India Earnings Fund	-5.80%	MSCI India Index	2.25%	-8.05%

Interestingly, the top-performing performance benchmark within the aforementioned chart was the Russell 1000 Value Index, indicating that value stocks — specifically large cap value stocks — delivered strong performance. All of the U.S. performance benchmarks delivered double-digit returns; the S&P 500 Index was actually the lowest with a return of 13.96%. The MSCI India Index is notable for its lackluster 2.25% return over the period, trailing the U.S. equity performance benchmarks by a significant margin.

WisdomTree’s earnings-weighted funds are designed to track indexes based on the earnings stream generated by companies included in the underlying WisdomTree Index. The earnings stream is defined as the total dollar level of earnings for all companies within each Index. There are two primary factors that drove performance differentials of the WisdomTree Funds and Indexes versus their performance benchmarks. The first is aggregate exposure to one or more sectors. The second is stock selection within each sector. Both of these are determined as part of WisdomTree’s rules-based index methodology. These exposures are not subjectively determined. Rather, they are objectively determined at the Index rebalancing dates based on the earnings stream.

Nine of ten sectors represented within the S&P 500 Index experienced positive performance over the period. The best-performing sector over the period was the Telecommunication Services sector, with Health Care and Consumer Staples close behind. Each of these sectors delivered a return greater than 20% over the period. The single negatively performing sector over the period was Information Technology. Similar

WisdomTree Domestic and International Earnings Funds	1

Management’s Discussion of Fund’s Performance

(unaudited) (concluded)

to how Apple drove strong performance for this sector from March 31, 2011 to March 31, 2012, the significant weight to this company, combined with negative performance from March 31, 2012 to March 31, 2013, drove this ultimate result. Materials was also a relative laggard, the only positively performing sector to deliver a single-digit return over the period. With little question, the strongest performance came from the more defensively oriented sectors.

The performance of each WisdomTree Fund compared to its performance benchmark was unfavorable over the period. The worst performing Fund of those shown relative to its performance benchmark was the WisdomTree India Earnings Fund, lagging the MSCI India Index by more than 8% over the period. The closest margin over the period was seen with the WisdomTree MidCap Earnings Fund, which lagged the S&P MidCap 400 Index by less than 0.10%.

Each of the WisdomTree Funds shown here tracks an underlying WisdomTree Index that focuses solely on generating exposure to the performance of companies that have generated positive profits on a cumulative basis leading up to the Index screening date. As such, during certain years, like the period shown here, companies that may not have generated such positive earnings leading up to the Index screening date can certainly provide strong performance. Of the domestic Funds shown, relative performance was hurt by not necessarily tilting more weight to defensively oriented sectors relative to the performance benchmarks, as well as missing exposure to deeper value firms that may not have generated positive profits prior to the Index screening date but which demonstrated an ability to rally. With respect to India, overall volatility saw small cap Indian firms underperforming large cap Indian firms. The WisdomTree India Earnings Fund tracks an Index that generates exposure to the performance of India’s equities across all capitalization sizes, whereas the MSCI India Index is predominantly exposed to large caps.

Fund returns are shown at NAV. Please see Performance Summaries on the subsequent pages for more complete performance information. Please see page 9 for the list of index descriptions.

Fund performance assumes reinvestment of dividends and capital gain distributions. An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Funds’ performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. Past performance is no guarantee of future results. For the most recent month-end performance information visit www.wisdomtree.com.

2	WisdomTree Domestic and International Earnings Funds

Performance Summary (unaudited)

WisdomTree Total Earnings Fund (EXT)

Sector Breakdown† as of 3/31/13

Sector	% of Net Assets
Information Technology	18.5%
Financials	17.3%
Consumer Discretionary	12.2%
Energy	12.0%
Industrials	11.5%
Health Care	10.7%
Consumer Staples	9.7%
Materials	3.4%
Utilities	2.9%
Telecommunication Services	1.7%
Other Assets less Liabilities‡	0.1%
TOTAL	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 3/31/13

Description	% of Net Assets
Exxon Mobil Corp.	3.8%
Apple, Inc.	3.3%
Chevron Corp.	2.3%
Microsoft Corp.	2.1%
JPMorgan Chase & Co.	1.8%
Wells Fargo & Co.	1.6%
Wal-Mart Stores, Inc.	1.6%
International Business Machines Corp.	1.6%
General Electric Co.	1.4%
Berkshire Hathaway, Inc. Class B	1.3%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree Total Earnings Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Earnings Index.

The Fund returned 13.23% at net asset value (“NAV”) for the fiscal year ending March 31, 2013 (for more complete performance information please see the chart below). The Fund’s performance benefited most from its position in the Financials sector. The Fund’s position in the Information Technology sector created the greatest drag on performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. As of the Fund’s current prospectus dated July 30, 2012, as last revised March 25, 2013, the Fund’s annual expense ratio was 0.28%.

Performance as of 3/31/13

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree Earnings Index	Russell 3000® Index
One Year	13.23%	13.16%	13.48%	14.56%
Three Year	12.78%	12.95%	13.08%	12.97%
Five Year	6.51%	6.53%	6.80%	6.32%
Since Inception[1]	4.00%	4.00%	4.23%	3.72%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on February 23, 2007.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Domestic and International Earnings Funds	3

Performance Summary (unaudited)

WisdomTree Earnings 500 Fund (EPS)

Sector Breakdown† as of 3/31/13

Sector	% of Net Assets
Information Technology	19.1%
Financials	16.7%
Energy	12.9%
Consumer Discretionary	11.6%
Health Care	11.1%
Consumer Staples	10.6%
Industrials	10.5%
Materials	2.7%
Utilities	2.6%
Telecommunication Services	1.8%
Investment Companies	0.3%
Other Assets less Liabilities‡	0.1%
TOTAL	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 3/31/13

Description	% of Net Assets
Exxon Mobil Corp.	4.3%
Apple, Inc.	3.7%
Chevron Corp.	2.7%
Microsoft Corp.	2.4%
JPMorgan Chase & Co.	2.0%
Wal-Mart Stores, Inc.	1.9%
Wells Fargo & Co.	1.9%
International Business Machines Corp.	1.8%
General Electric Co.	1.6%
Berkshire Hathaway, Inc. Class B	1.5%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree Earnings 500 Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Earnings 500 Index.

The Fund returned 12.66% at net asset value (“NAV”) for the fiscal year ending March 31, 2013 (for more complete performance information please see the chart below). The Fund’s performance benefited most from its position in the Health Care sector. The Fund’s position in the Information Technology sector created the greatest drag on performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. As of the Fund’s current prospectus dated July 30, 2012, as last revised March 25, 2013, the Fund’s annual expense ratio was 0.28%.

Performance as of 3/31/13

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree Earnings 500 Index	S&P 500® Index
One Year	12.66%	12.66%	12.97%	13.96%
Three Year	12.41%	12.56%	12.71%	12.67%
Five Year	5.71%	5.74%	6.00%	5.81%
Since Inception[1]	3.55%	3.55%	3.85%	3.52%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on February 23, 2007.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

4	WisdomTree Domestic and International Earnings Funds

Performance Summary (unaudited)

WisdomTree MidCap Earnings Fund (EZM)

Sector Breakdown† as of 3/31/13

Sector	% of Net Assets
Financials	21.3%
Industrials	20.3%
Consumer Discretionary	15.5%
Information Technology	13.4%
Materials	7.3%
Health Care	6.9%
Energy	5.9%
Utilities	5.2%
Consumer Staples	2.9%
Telecommunication Services	0.8%
Investment Companies	0.4%
Other Assets less Liabilities‡	0.1%
TOTAL	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 3/31/13

Description	% of Net Assets
American Capital Ltd.	1.9%
AOL, Inc.	1.2%
US Airways Group, Inc.	0.7%
AGCO Corp.	0.7%
Assurant, Inc.	0.7%
Safeway, Inc.	0.7%
Allison Transmission Holdings, Inc.	0.6%
Timken Co. (The)	0.6%
SandRidge Energy, Inc.	0.6%
CapitalSource, Inc.	0.6%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree MidCap Earnings Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree MidCap Earnings Index.

The Fund returned 17.75% at net asset value (“NAV”) for the fiscal year ending March 31, 2013 (for more complete performance information please see the chart below). The Fund’s performance benefited most from its position in the Financials sector. The Fund’s position in the Telecommunication Services sector created the greatest drag on performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. As of the Fund’s current prospectus dated July 30, 2012, as last revised March 25, 2013, the Fund’s annual expense ratio was 0.38%.

Performance as of 3/31/13

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree MidCap Earnings Index	S&P MidCap 400® Index
One Year	17.75%	17.62%	18.02%	17.83%
Three Year	15.94%	16.04%	16.32%	15.12%
Five Year	12.47%	12.46%	12.80%	9.85%
Since Inception[1]	7.29%	7.31%	7.50%	6.37%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on February 23, 2007.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Domestic and International Earnings Funds	5

Performance Summary (unaudited)

WisdomTree SmallCap Earnings Fund (EES)

Sector Breakdown† as of 3/31/13

Sector	% of Net Assets
Financials	24.8%
Consumer Discretionary	18.1%
Industrials	17.3%
Information Technology	14.3%
Materials	6.5%
Health Care	6.2%
Energy	5.2%
Consumer Staples	4.0%
Utilities	1.5%
Telecommunication Services	1.2%
Investment Companies	0.7%
Other Assets less Liabilities‡	0.2%
TOTAL	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 3/31/13

Description	% of Net Assets
First BanCorp.	1.1%
Citizens Republic Bancorp, Inc.	1.1%
Krispy Kreme Doughnuts, Inc.	0.7%
WisdomTree MidCap Earnings Fund	0.7%
Virtus Investment Partners, Inc.	0.6%
C&J Energy Services, Inc.	0.6%
PDL BioPharma, Inc.	0.6%
Sanmina Corp.	0.5%
Cloud Peak Energy, Inc.	0.5%
Cash America International, Inc.	0.5%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree SmallCap Earnings Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree SmallCap Earnings Index.

The Fund returned 14.20% at net asset value (“NAV”) for the fiscal year ending March 31, 2013 (for more complete performance information please see the chart below). The Fund’s performance benefited most from its position in the Financials sector. The Fund’s position in the Information Technology sector created the greatest drag on performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. As of the Fund’s current prospectus dated July 30, 2012, as last revised March 25, 2013, the Fund’s annual expense ratio was 0.38%.

Performance as of 3/31/13

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree SmallCap Earnings Index	Russell 2000® Index
One Year	14.20%	13.89%	14.51%	16.30%
Three Year	14.39%	14.40%	14.71%	13.45%
Five Year	11.76%	11.75%	11.81%	8.24%
Since Inception[1]	5.35%	5.31%	5.43%	3.78%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on February 23, 2007.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

6	WisdomTree Domestic and International Earnings Funds

Performance Summary (unaudited)

WisdomTree LargeCap Value Fund (EZY)

Sector Breakdown† as of 3/31/13

Sector	% of Net Assets
Energy	23.3%
Information Technology	17.4%
Consumer Discretionary	15.6%
Consumer Staples	11.2%
Health Care	11.0%
Utilities	7.5%
Financials	6.7%
Industrials	4.1%
Materials	2.9%
Investment Companies	0.2%
Other Assets less Liabilities‡	0.1%
TOTAL	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 3/31/13

Description	% of Net Assets
Exxon Mobil Corp.	10.6%
Chevron Corp.	7.6%
Apple, Inc.	5.9%
Wal-Mart Stores, Inc.	4.7%
International Business Machines Corp.	4.3%
ConocoPhillips	2.8%
Intel Corp.	2.5%
Cisco Systems, Inc.	2.1%
Eli Lilly & Co.	1.8%
Phillips 66	1.6%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree LargeCap Value Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree LargeCap Value Index.

The Fund returned 12.81% at net asset value (“NAV”) for the fiscal year ending March 31, 2013 (for more complete performance information please see the chart below). The Fund’s performance benefited most from its position in the Consumer Discretionary sector. The Fund’s position in the Information Technology sector created the greatest drag on performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. As of the Fund’s current prospectus dated July 30, 2012, as last revised March 25, 2013, the Fund’s annual expense ratio was 0.38%.

Performance as of 3/31/13

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree Low P/E /LargeCap Value Spliced Index[1]	Russell 1000® Value Index
One Year	12.81%	12.79%	13.10%	18.77%
Three Year	11.70%	11.82%	12.16%	12.74%
Five Year	4.37%	4.38%	4.80%	4.85%
Since Inception[2]	1.64%	1.66%	1.98%	1.96%
[1]	WisdomTree Low P/E Index through June 19, 2009; WisdomTree LargeCap Value Index thereafter.
[2]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on February 23, 2007.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Domestic and International Earnings Funds	7

Performance Summary (unaudited)

WisdomTree India Earnings Fund (EPI)

Sector Breakdown† as of 3/31/13

Sector	% of Net Assets
Financials	25.8%
Energy	19.9%
Information Technology	14.6%
Materials	10.1%
Consumer Discretionary	9.8%
Industrials	5.3%
Consumer Staples	4.3%
Utilities	4.1%
Health Care	3.9%
Telecommunication Services	1.9%
Other Assets less Liabilities‡	0.3%
TOTAL	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 3/31/13

Description	% of Net Assets
Reliance Industries Ltd.	8.2%
Infosys Ltd.	7.3%
Oil & Natural Gas Corp. Ltd.	7.0%
Housing Development Finance Corp.	4.6%
Tata Motors Ltd.	4.5%
ICICI Bank Ltd.	3.1%
Tata Consultancy Services Ltd.	3.0%
State Bank of India	2.2%
HDFC Bank Ltd.	2.1%
Axis Bank Ltd.	1.8%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree India Earnings Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree India Earnings Index.

The Fund returned -5.80% at net asset value (“NAV”) for the fiscal year ending March 31, 2013 (for more complete performance information please see the chart below). The Fund’s performance benefited most from its position in the Consumer Staples sector. The Fund’s position in the Materials sector created the greatest drag on performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. As of the Fund’s current prospectus dated July 30, 2012, as last revised March 25, 2013, the Fund’s annual expense ratio was 0.83%.

Performance as of 3/31/13

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree India Earnings Index	MSCI India Index
One Year	-5.80%	-5.93%	-4.57%	2.25%
Three Year	-7.52%	-7.65%	-6.31%	-3.82%
Five Year	-3.80%	-4.05%	-2.37%	-1.73%
Since Inception[1]	-5.59%	-5.74%	-4.17%	-3.94%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on February 22, 2008.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

8	WisdomTree Domestic and International Earnings Funds

Description of Indexes (unaudited)

Below are descriptions of each Index referenced in this Report:

The WisdomTree Earnings Index is comprised of earnings-generating companies within the broad U.S. stock market.

The WisdomTree Earnings 500 Index is comprised of earnings-generating companies within the large-capitalization segment of the U.S. stock market.

The WisdomTree MidCap Earnings Index is comprised of earnings-generating companies within the mid-capitalization segment of the U.S. stock market.

The WisdomTree SmallCap Earnings Index is comprised of earnings-generating companies within the small-capitalization segment of the U.S. stock market.

The WisdomTree LargeCap Value Index is comprised of the large-capitalization value segment within the earnings-generating companies of the U.S. stock market.

The WisdomTree Low P/E Index is comprised of companies with the lowest price-to-earnings ratios (P/E ratios) in the WisdomTree Earnings Index.

The WisdomTree India Earnings Index is a fundamentally weighted index that is comprised of companies incorporated and traded in India that are profitable and that are eligible to be purchased by foreign investors as of the index measurement date.

The Russell 3000® Index is a capitalization-weighted index that is comprised of the 3,000 largest U.S. companies, based on total market capitalization.

The S&P 500® Index is a capitalization-weighted index of 500 stocks selected by Standard & Poor’s Index Committee, designed to represent the performance of the leading industries in the United States economy.

The Russell 1000® Value Index is a capitalization-weighted index that is comprised of the large-capitalization value segment of the U.S. equity universe, selecting from the Russell 1000 Index.

The S&P MidCap 400® Index is a capitalization-weighted index that is comprised of the mid-capitalization range of the U.S. stock market, with stocks selected by the Standard & Poor’s Index Committee.

The Russell 2000® Index is a capitalization-weighted index that is comprised of the smallest 2,000 securities in the Russell 3000 Index, based on total market capitalization.

The MSCI India Index is a free float-adjusted market capitalization index that is comprised of stocks in India.

Index performance information assumes the reinvestment of net dividends and excludes management fees, transaction costs and expenses. Performance information for the MSCI India Index assumes reinvestment of net dividends and excludes management fees, transaction costs and expenses. You cannot directly invest in an index.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s (“S&P”), a division of The McGraw-Hill Companies, Inc., and is licensed for use by WisdomTree Investments, Inc. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

WisdomTree Domestic and International Earnings Funds	9

Description of Indexes (unaudited) (concluded)

Neither MSCI nor any other party involved in or related to compiling, computing or creating the MSCI data makes any express or implied warranties or representations with respect to such data (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such data. Without limiting any of the foregoing, in no event shall MSCI, any of its affiliates or any third party involved in or related to compiling, computing or creating the data have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages. No further distribution or dissemination of the MSCI data is permitted without MSCI’s express written consent.

10	WisdomTree Domestic and International Earnings Funds

Shareholder Expense Examples (unaudited)

As a shareholder of a WisdomTree Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of your Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2012 to March 31, 2013.

Actual expenses

The first line under each Fund in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During the Period 10/01/12 to 3/31/13” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line under each Fund in the table on the next page provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

WisdomTree Domestic and International Earnings Funds	11

Shareholder Expense Examples (unaudited) (concluded)

	Beginning Account Value 10/01/12	Ending Account Value 3/31/2013	Annualized Expense Ratio Based on the Period 10/01/12 to 3/31/13	Expenses Paid During the Period† 10/01/12 to 3/31/13
WisdomTree Total Earnings Fund
Actual	$1,000.00	$1,112.00	0.28%	$1.47
Hypothetical (5% return before expenses)	$1,000.00	$1,023.54	0.28%	$1.41
WisdomTree Earnings 500 Fund
Actual	$1,000.00	$1,102.50	0.28%	$1.47
Hypothetical (5% return before expenses)	$1,000.00	$1,023.54	0.28%	$1.41
WisdomTree MidCap Earnings Fund
Actual	$1,000.00	$1,196.30	0.38%	$2.08
Hypothetical (5% return before expenses)	$1,000.00	$1,023.04	0.38%	$1.92
WisdomTree SmallCap Earnings Fund
Actual	$1,000.00	$1,145.10	0.38%	$2.03
Hypothetical (5% return before expenses)	$1,000.00	$1,023.04	0.38%	$1.92
WisdomTree LargeCap Value Fund
Actual	$1,000.00	$1,072.40	0.38%	$1.96
Hypothetical (5% return before expenses)	$1,000.00	$1,023.04	0.38%	$1.92
WisdomTree India Earnings Fund
Actual	$1,000.00	$947.00	0.83%	$4.03
Hypothetical (5% return before expenses)	$1,000.00	$1,020.79	0.83%	$4.18
†	Expenses are calculated using each Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 182/365 (to reflect one-half year period).

12	WisdomTree Domestic and International Earnings Funds

Schedule of Investments

WisdomTree Total Earnings Fund (EXT)

March 31, 2013

Investments	Shares	Value
UNITED STATES – 101.2%
COMMON STOCKS – 99.9%
Aerospace & Defense – 2.7%
AAR Corp.	222	$4,083
Alliant Techsystems, Inc.	221	16,007
B/E Aerospace, Inc.*	216	13,023
Boeing Co. (The)	3,154	270,771
Cubic Corp.	116	4,956
Curtiss-Wright Corp.	145	5,032
Esterline Technologies Corp.*	112	8,478
Exelis, Inc.	1,128	12,284
General Dynamics Corp.	1,601	112,887
HEICO Corp.	62	2,691
Hexcel Corp.*	279	8,094
Honeywell International, Inc.	2,064	155,522
Huntington Ingalls Industries, Inc.	249	13,279
L-3 Communications Holdings, Inc.	582	47,095
Lockheed Martin Corp.	1,640	158,293
Moog, Inc. Class A*	151	6,920
National Presto Industries, Inc.	39	3,140
Northrop Grumman Corp.	1,338	93,861
Orbital Sciences Corp.*	187	3,121
Precision Castparts Corp.	341	64,660
Raytheon Co.	1,593	93,652
Rockwell Collins, Inc.	478	30,171
Teledyne Technologies, Inc.*	112	8,785
Textron, Inc.	675	20,122
TransDigm Group, Inc.	90	13,763
Triumph Group, Inc.	192	15,072
United Technologies Corp.	2,891	270,106

Total Aerospace & Defense		1,455,868
Air Freight & Logistics – 0.7%
Atlas Air Worldwide Holdings, Inc.*	138	5,625
C.H. Robinson Worldwide, Inc.	332	19,741
Expeditors International of Washington, Inc.	386	13,784
FedEx Corp.	1,023	100,459
Forward Air Corp.	91	3,393
HUB Group, Inc. Class A*	115	4,423
Park-Ohio Holdings Corp.*	135	4,472
United Parcel Service, Inc. Class B	2,298	197,398

Total Air Freight & Logistics		349,295
Airlines – 0.3%
Alaska Air Group, Inc.*	334	21,363
Allegiant Travel Co.	72	6,392
Delta Air Lines, Inc.*	4,311	71,174
Hawaiian Holdings, Inc.*(a)	538	3,099
JetBlue Airways Corp.*(a)	883	6,093
SkyWest, Inc.	282	4,526
Southwest Airlines Co.	2,113	28,483
Spirit Airlines, Inc.*	341	8,648
US Airways Group, Inc.*(a)	2,046	34,721

Total Airlines		184,499
Auto Components – 0.6%
Allison Transmission Holdings, Inc.(a)	1,163	$27,924
American Axle & Manufacturing Holdings, Inc.*	596	8,135
BorgWarner, Inc.*	403	31,168
Cooper Tire & Rubber Co.	656	16,833
Dana Holding Corp.	789	14,068
Dorman Products, Inc.	116	4,316
Gentex Corp.	410	8,204
Goodyear Tire & Rubber Co. (The)*	814	10,265
Johnson Controls, Inc.	1,948	68,316
Lear Corp.	545	29,904
Standard Motor Products, Inc.	152	4,213
Superior Industries International, Inc.	139	2,597
Tenneco, Inc.*	351	13,798
TRW Automotive Holdings Corp.*	990	54,450

Total Auto Components		294,191
Automobiles – 1.0%
Ford Motor Co.	22,472	295,507
General Motors Co.*	7,800	216,996
Harley-Davidson, Inc.	583	31,074
Thor Industries, Inc.	174	6,401

Total Automobiles		549,978
Beverages – 1.9%
Beam, Inc.	287	18,236
Boston Beer Co., Inc. (The) Class A*(a)	20	3,193
Brown-Forman Corp. Class B	465	33,201
Coca-Cola Bottling Co. Consolidated	55	3,317
Coca-Cola Co. (The)	11,497	464,938
Coca-Cola Enterprises, Inc.	1,126	41,572
Constellation Brands, Inc. Class A*	778	37,064
Dr. Pepper Snapple Group, Inc.	626	29,391
Molson Coors Brewing Co. Class B	690	33,762
Monster Beverage Corp.*	282	13,463
National Beverage Corp.	178	2,501
PepsiCo, Inc.	4,202	332,420

Total Beverages		1,013,058
Biotechnology – 1.3%
Alexion Pharmaceuticals, Inc.*	125	11,517
Amgen, Inc.	2,625	269,089
Biogen Idec, Inc.*	474	91,439
Celgene Corp.*	976	113,128
Cubist Pharmaceuticals, Inc.*	150	7,023
Emergent Biosolutions, Inc.*	119	1,664
Exelixis, Inc.*(a)	674	3,114
Gilead Sciences, Inc.*	3,356	164,209
Myriad Genetics, Inc.*	262	6,655
PDL BioPharma, Inc.(a)	1,580	11,550
Pharmacyclics, Inc.*	70	5,629
Regeneron Pharmaceuticals, Inc.*	55	9,702
Spectrum Pharmaceuticals, Inc.(a)	409	3,051
United Therapeutics Corp.*	217	13,209
Vertex Pharmaceuticals, Inc.*	125	6,872

Total Biotechnology		717,851

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	13

Schedule of Investments (continued)

WisdomTree Total Earnings Fund (EXT)

March 31, 2013

Investments	Shares	Value
Building Products – 0.1%
A.O. Smith Corp.	131	$9,638
Armstrong World Industries, Inc.*	129	7,210
Lennox International, Inc.	115	7,301
Owens Corning*	165	6,506
Simpson Manufacturing Co., Inc.	114	3,489

Total Building Products		34,144
Capital Markets – 2.4%
Affiliated Managers Group, Inc.*	74	11,364
American Capital Ltd.*	6,236	91,014
Ameriprise Financial, Inc.	741	54,575
Artio Global Investors, Inc.	577	1,569
Bank of New York Mellon Corp. (The)	4,816	134,800
BlackRock, Inc.	568	145,908
Charles Schwab Corp. (The)	3,006	53,176
Cohen & Steers, Inc.(a)	82	2,958
E*TRADE Financial Corp.*	603	6,458
Eaton Vance Corp.	359	15,017
Federated Investors, Inc. Class B(a)	397	9,397
Financial Engines, Inc.	98	3,550
Franklin Resources, Inc.	755	113,861
GAMCO Investors, Inc. Class A	109	5,789
Goldman Sachs Group, Inc. (The)	2,057	302,688
Greenhill & Co., Inc.	60	3,203
Janus Capital Group, Inc.	784	7,370
Legg Mason, Inc.	336	10,802
LPL Financial Holdings, Inc.	233	7,512
Morgan Stanley	710	15,606
Northern Trust Corp.	653	35,628
Raymond James Financial, Inc.	383	17,656
SEI Investments Co.	443	12,781
State Street Corp.	2,066	122,080
Stifel Financial Corp.*	153	5,304
T. Rowe Price Group, Inc.	584	43,724
TD Ameritrade Holding Corp.	1,612	33,239
Virtus Investment Partners, Inc.*	54	10,059
Waddell & Reed Financial, Inc. Class A	288	12,609

Total Capital Markets		1,289,697
Chemicals – 2.3%
A. Schulman, Inc.	98	3,093
Air Products & Chemicals, Inc.	544	47,393
Airgas, Inc.	175	17,353
Albemarle Corp.	281	17,568
Ashland, Inc.	59	4,384
Axiall Corp.	109	6,775
Balchem Corp.	71	3,120
Cabot Corp.	185	6,327
Calgon Carbon Corp.*	151	2,733
Celanese Corp. Series A	652	28,721
CF Industries Holdings, Inc.	424	80,717
Chemtura Corp.*	204	4,408
Cytec Industries, Inc.	95	7,038
Dow Chemical Co. (The)	2,742	87,305
E.I. du Pont de Nemours & Co.	3,008	$147,873
Eastman Chemical Co.	484	33,817
Ecolab, Inc.	379	30,388
FMC Corp.	314	17,907
H.B. Fuller Co.	141	5,510
Huntsman Corp.	1,355	25,190
Innophos Holdings, Inc.	51	2,783
Innospec, Inc.	140	6,199
International Flavors & Fragrances, Inc.	197	15,104
Intrepid Potash, Inc.	154	2,889
Koppers Holdings, Inc.	154	6,773
Kronos Worldwide, Inc.	917	14,351
LSB Industries, Inc.*	102	3,548
Minerals Technologies, Inc.	106	4,400
Monsanto Co.	1,109	117,144
Mosaic Co. (The)	1,664	99,191
NewMarket Corp.(a)	43	11,196
Olin Corp.	352	8,877
OM Group, Inc.*	118	2,771
Omnova Solutions, Inc.*	399	3,060
PolyOne Corp.	320	7,811
PPG Industries, Inc.	417	55,853
Praxair, Inc.	736	82,093
Rockwood Holdings, Inc.	420	27,485
RPM International, Inc.	406	12,822
Scotts Miracle-Gro Co. (The) Class A	148	6,400
Sensient Technologies Corp.	156	6,098
Sherwin-Williams Co. (The)	200	33,778
Sigma-Aldrich Corp.	300	23,304
Stepan Co.	114	7,193
Valhi, Inc.	746	11,973
Valspar Corp.	239	14,878
W.R. Grace & Co.*	235	18,215
Westlake Chemical Corp.	212	19,822

Total Chemicals		1,203,631
Commercial Banks – 4.2%
1st Source Corp.	118	2,797
Associated Banc-Corp.	570	8,658
BancFirst Corp.	59	2,460
BancorpSouth, Inc.	265	4,319
Bank of Hawaii Corp.(a)	175	8,892
Bank of the Ozarks, Inc.	178	7,894
Banner Corp.	89	2,833
BB&T Corp.	2,760	86,636
BBCN Bancorp, Inc.	273	3,565
BOK Financial Corp.	290	18,067
Boston Private Financial Holdings, Inc.	331	3,270
Camden National Corp.	89	2,944
CapitalSource, Inc.	3,121	30,024
Cardinal Financial Corp.	188	3,418
Cathay General Bancorp	228	4,587
Central Pacific Financial Corp.*	177	2,779
Chemical Financial Corp.	111	2,928
Citizens Republic Bancorp, Inc.*	780	17,589

See Notes to Financial Statements.

14	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (continued)

WisdomTree Total Earnings Fund (EXT)

March 31, 2013

Investments	Shares	Value
City National Corp.	181	$10,663
Columbia Banking System, Inc.	148	3,253
Comerica, Inc.	773	27,789
Commerce Bancshares, Inc.	326	13,311
Community Bank System, Inc.	131	3,882
Community Trust Bancorp, Inc.	89	3,029
Cullen/Frost Bankers, Inc.	222	13,882
CVB Financial Corp.	341	3,843
East West Bancorp, Inc.	578	14,837
Fifth Third Bancorp	4,598	74,993
First BanCorp.*	2,860	17,818
First Citizens BancShares, Inc. Class A	34	6,212
First Financial Bancorp	196	3,146
First Financial Bankshares, Inc.(a)	101	4,909
First Interstate BancSystem, Inc.	184	3,461
First Niagara Financial Group, Inc.	952	8,435
First Republic Bank	513	19,812
FirstMerit Corp.(a)	453	7,488
FNB Corp.	297	3,594
Fulton Financial Corp.	876	10,249
Glacier Bancorp, Inc.	203	3,853
Great Southern Bancorp, Inc.	104	2,537
Hancock Holding Co.	170	5,256
Hanmi Financial Corp.*	315	5,040
Home BancShares, Inc.	95	3,579
Huntington Bancshares, Inc.	4,234	31,289
Iberiabank Corp.	95	4,752
Independent Bank Corp.	79	2,575
International Bancshares Corp.	362	7,530
Investors Bancorp, Inc.	240	4,507
KeyCorp	5,985	59,611
M&T Bank Corp.	397	40,954
MB Financial, Inc.	226	5,462
National Penn Bancshares, Inc.	356	3,806
NBT Bancorp, Inc.	126	2,791
Old National Bancorp	246	3,382
Oriental Financial Group, Inc.	186	2,885
PacWest Bancorp	109	3,173
Park National Corp.(a)	57	3,978
PNC Financial Services Group, Inc.	2,212	147,098
Popular, Inc.*	333	9,194
PrivateBancorp, Inc.	183	3,461
Prosperity Bancshares, Inc.	138	6,540
Regions Financial Corp.	5,509	45,119
Republic Bancorp, Inc. Class A	228	5,162
S&T Bancorp, Inc.	97	1,798
Signature Bank*	136	10,711
Simmons First National Corp. Class A	98	2,481
Sterling Financial Corp.	957	20,757
SunTrust Banks, Inc.	2,686	77,384
Susquehanna Bancshares, Inc.	262	3,257
SVB Financial Group*	170	12,060
Synovus Financial Corp.	1,346	3,728
Taylor Capital Group, Inc.*	261	4,173
Texas Capital Bancshares, Inc.*	95	$3,843
Tompkins Financial Corp.	79	3,340
Trustmark Corp.	204	5,102
U.S. Bancorp	7,762	263,365
UMB Financial Corp.	96	4,711
Umpqua Holdings Corp.	248	3,288
United Bankshares, Inc.	132	3,512
Valley National Bancorp(a)	525	5,376
Webster Financial Corp.	404	9,801
Wells Fargo & Co.	23,741	878,180
WesBanco, Inc.	118	2,826
Westamerica Bancorp.(a)	75	3,400
Western Alliance Bancorp*	233	3,225
Wilshire Bancorp, Inc.*	719	4,875
Wintrust Financial Corp.	115	4,260
Zions Bancorp.	365	9,121

Total Commercial Banks		2,226,374
Commercial Services & Supplies – 0.6%
ABM Industries, Inc.	172	3,825
ACCO Brands Corp.*	916	6,119
Avery Dennison Corp.	250	10,767
Brink’s Co. (The)	207	5,850
Cintas Corp.	376	16,593
Clean Harbors, Inc.*	88	5,112
Consolidated Graphics, Inc.*	59	2,307
Copart, Inc.*	338	11,587
Corrections Corp. of America	237	9,260
Covanta Holding Corp.	290	5,843
Deluxe Corp.	360	14,904
Ennis, Inc.	232	3,496
Geo Group, Inc. (The)	131	4,928
Herman Miller, Inc.	176	4,870
HNI Corp.	117	4,152
Iron Mountain, Inc.	295	10,711
KAR Auction Services, Inc.	169	3,385
Knoll, Inc.	232	4,206
McGrath Rentcorp	62	1,928
Mine Safety Appliances Co.	126	6,252
Pitney Bowes, Inc.(a)	1,664	24,727
Portfolio Recovery Associates, Inc.*	52	6,600
Quad Graphics, Inc.	139	3,328
Republic Services, Inc.	988	32,604
Rollins, Inc.	214	5,254
Steelcase, Inc. Class A	277	4,080
Stericycle, Inc.*	128	13,591
SYKES Enterprises, Inc.*	202	3,224
Tetra Tech, Inc.*	152	4,634
UniFirst Corp.	101	9,141
United Stationers, Inc.	187	7,228
Waste Connections, Inc.	249	8,959
Waste Management, Inc.	1,324	51,914

Total Commercial Services & Supplies		311,379

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	15

Schedule of Investments (continued)

WisdomTree Total Earnings Fund (EXT)

March 31, 2013

Investments	Shares	Value
Communications Equipment – 1.6%
ADTRAN, Inc.(a)	271	$5,325
Arris Group, Inc.*	161	2,765
Black Box Corp.	93	2,028
Brocade Communications Systems, Inc.*	816	4,708
Cisco Systems, Inc.	19,274	403,019
Comtech Telecommunications Corp.	89	2,161
EchoStar Corp. Class A*	327	12,743
F5 Networks, Inc.*	134	11,937
Finisar Corp.*(a)	211	2,783
Harris Corp.	563	26,090
InterDigital, Inc.	310	14,827
Ixia*	156	3,376
Juniper Networks, Inc.*	582	10,790
Loral Space & Communications, Inc.	72	4,455
Motorola Solutions, Inc.	628	40,211
NETGEAR, Inc.*	96	3,217
Plantronics, Inc.	139	6,143
Polycom, Inc.*	278	3,080
QUALCOMM, Inc.	3,898	260,971
Riverbed Technology, Inc.*	150	2,237
Ubiquiti Networks, Inc.(a)	381	5,227

Total Communications Equipment		828,093
Computers & Peripherals – 4.8%
Apple, Inc.	3,918	1,734,225
Cray, Inc.*	380	8,820
Dell, Inc.	13,573	194,501
Diebold, Inc.	184	5,579
EMC Corp.*	4,961	118,518
Hewlett-Packard Co.	13,120	312,781
Lexmark International, Inc. Class A(a)	488	12,883
NCR Corp.*	647	17,831
NetApp, Inc.*	706	24,117
QLogic Corp.*	432	5,011
SanDisk Corp.*	623	34,265
Synaptics, Inc.*	130	5,290
Western Digital Corp.	2,128	106,996

Total Computers & Peripherals		2,580,817
Construction & Engineering – 0.3%
AECOM Technology Corp.*	490	16,072
Aegion Corp.*	124	2,871
EMCOR Group, Inc.	195	8,266
Fluor Corp.	476	31,573
Jacobs Engineering Group, Inc.*	337	18,953
KBR, Inc.	639	20,499
MasTec, Inc.*	326	9,503
Primoris Services Corp.	174	3,847
Quanta Services, Inc.*	469	13,404
URS Corp.	375	17,779

Total Construction & Engineering		142,767
Construction Materials – 0.0%
Martin Marietta Materials, Inc.(a)	44	4,489
Consumer Finance – 1.3%
American Express Co.	4,216	$284,411
Capital One Financial Corp.	2,537	139,408
Cash America International, Inc.	145	7,608
Credit Acceptance Corp.*	113	13,802
DFC Global Corp.*	197	3,278
Discover Financial Services	3,006	134,789
Encore Capital Group, Inc.*(a)	127	3,823
EZCORP, Inc. Class A*	365	7,775
First Cash Financial Services, Inc.*	81	4,726
Green Dot Corp. Class A*(a)	64	1,070
Nelnet, Inc. Class A	428	14,466
SLM Corp.	3,065	62,771
World Acceptance Corp.*(a)	78	6,698

Total Consumer Finance		684,625
Containers & Packaging – 0.3%
Aptargroup, Inc.	169	9,692
Ball Corp.	491	23,362
Bemis Co., Inc.	245	9,888
Boise, Inc.	518	4,486
Crown Holdings, Inc.*	707	29,418
Graphic Packaging Holding Co.*	2,557	19,152
Greif, Inc. Class A	207	11,099
Owens-Illinois, Inc.*	415	11,060
Packaging Corp. of America	233	10,455
Rock-Tenn Co. Class A	145	13,455
Silgan Holdings, Inc.	205	9,686
Sonoco Products Co.	299	10,462

Total Containers & Packaging		162,215
Distributors – 0.1%
Core-Mark Holding Co., Inc.	59	3,027
Genuine Parts Co.	439	34,242
LKQ Corp.*	636	13,840
Pool Corp.	122	5,856

Total Distributors		56,965
Diversified Consumer Services – 0.2%
Apollo Group, Inc. Class A*	933	16,225
Bridgepoint Education, Inc.*(a)	677	6,926
Capella Education Co.*	75	2,335
Career Education Corp.*	1,192	2,825
Coinstar, Inc.*(a)	150	8,763
DeVry, Inc.	375	11,906
Education Management Corp.*(a)	472	1,732
Grand Canyon Education, Inc.*	203	5,154
H&R Block, Inc.	1,006	29,596
Hillenbrand, Inc.	260	6,573
Matthews International Corp. Class A	92	3,210
Regis Corp.(a)	266	4,839
Service Corp. International	564	9,436
Sotheby’s	178	6,659
Stewart Enterprises, Inc. Class A	443	4,115
Strayer Education, Inc.(a)	54	2,613
Weight Watchers International, Inc.	215	9,054

Total Diversified Consumer Services		131,961

See Notes to Financial Statements.

16	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (continued)

WisdomTree Total Earnings Fund (EXT)

March 31, 2013

Investments	Shares	Value
Diversified Financial Services – 3.8%
Bank of America Corp.	28,269	$344,317
CBOE Holdings, Inc.	319	11,784
Citigroup, Inc.	10,817	478,544
CME Group, Inc.	1,339	82,201
Interactive Brokers Group, Inc. Class A	155	2,311
IntercontinentalExchange, Inc.*	206	33,592
JPMorgan Chase & Co.	19,855	942,318
Leucadia National Corp.	1,579	43,312
MarketAxess Holdings, Inc.	82	3,059
Moody’s Corp.	647	34,498
MSCI, Inc. Class A*	191	6,481
NASDAQ OMX Group, Inc. (The)	818	26,421
NYSE Euronext	1,059	40,920

Total Diversified Financial Services		2,049,758
Diversified Telecommunication Services – 1.6%
8x8, Inc.*	458	3,137
AT&T, Inc.	11,978	439,473
CenturyLink, Inc.	716	25,153
Cincinnati Bell, Inc.*	370	1,206
Frontier Communications Corp.(a)	1,286	5,118
Iridium Communications, Inc.*(a)	469	2,824
tw telecom, Inc.*	253	6,373
Verizon Communications, Inc.	7,112	349,555
Windstream Corp.	820	6,519

Total Diversified Telecommunication Services		839,358
Electric Utilities – 1.5%
ALLETE, Inc.	130	6,373
American Electric Power Co., Inc.	786	38,223
Cleco Corp.	253	11,899
Duke Energy Corp.	1,238	89,866
El Paso Electric Co.	153	5,148
Empire District Electric Co. (The)	126	2,822
Entergy Corp.	604	38,197
Exelon Corp.	2,403	82,855
FirstEnergy Corp.	1,360	57,392
Great Plains Energy, Inc.	436	10,111
Hawaiian Electric Industries, Inc.	242	6,706
IDACORP, Inc.	151	7,289
ITC Holdings Corp.	109	9,729
MGE Energy, Inc.	95	5,267
NextEra Energy, Inc.	1,339	104,014
Northeast Utilities	661	28,727
NV Energy, Inc.	747	14,962
Pepco Holdings, Inc.	605	12,947
Pinnacle West Capital Corp.	325	18,814
PNM Resources, Inc.	257	5,986
Portland General Electric Co.	208	6,309
PPL Corp.	2,897	90,705
Southern Co. (The)	2,316	108,667
UIL Holdings Corp.	97	3,840
UniSource Energy Corp.	166	8,124
Westar Energy, Inc.	347	11,514

Total Electric Utilities		786,486
Electrical Equipment – 0.6%
Acuity Brands, Inc.	52	$3,606
AMETEK, Inc.	590	25,582
AZZ, Inc.	74	3,567
Babcock & Wilcox Co. (The)	379	10,767
Belden, Inc.	127	6,560
Brady Corp. Class A	233	7,813
Emerson Electric Co.	2,202	123,026
EnerSys*	272	12,398
Franklin Electric Co., Inc.	120	4,028
Generac Holdings, Inc.	432	15,267
General Cable Corp.*	196	7,180
Global Power Equipment Group, Inc.	114	2,009
GrafTech International Ltd.*	849	6,520
Hubbell, Inc. Class B	184	17,868
II-VI, Inc.*	328	5,589
Polypore International, Inc.*(a)	78	3,134
Powell Industries, Inc.*	62	3,259
Regal-Beloit Corp.	156	12,723
Rockwell Automation, Inc.	402	34,713
Roper Industries, Inc.	216	27,499

Total Electrical Equipment		333,108
Electronic Equipment, Instruments & Components – 0.8%
Amphenol Corp. Class A	420	31,353
Anixter International, Inc.	129	9,020
Arrow Electronics, Inc.*	705	28,637
Avnet, Inc.*	801	28,996
Benchmark Electronics, Inc.*	305	5,496
Cognex Corp.	83	3,498
Coherent, Inc.	72	4,085
Corning, Inc.	8,029	107,027
Dolby Laboratories, Inc. Class A(a)	470	15,773
FEI Co.	100	6,455
FLIR Systems, Inc.	437	11,366
Ingram Micro, Inc. Class A*	861	16,945
Insight Enterprises, Inc.*	390	8,042
IPG Photonics Corp.(a)	115	7,637
Itron, Inc.*	91	4,222
Jabil Circuit, Inc.	1,028	18,997
Littelfuse, Inc.	101	6,853
Molex, Inc.	528	15,460
MTS Systems Corp.	111	6,455
Multi-Fineline Electronix, Inc.*	137	2,114
National Instruments Corp.	207	6,779
Newport Corp.*	194	3,282
OSI Systems, Inc.*	43	2,678
Plexus Corp.*	232	5,640
Power-One, Inc.*(a)	1,524	6,325
Rofin-Sinar Technologies, Inc.*	152	4,118
Rogers Corp.*	75	3,572
Sanmina Corp.*	835	9,486
Scansource, Inc.*	168	4,741
SYNNEX Corp.*	189	6,993
Tech Data Corp.*	209	9,533

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	17

Schedule of Investments (continued)

WisdomTree Total Earnings Fund (EXT)

March 31, 2013

Investments	Shares	Value
Trimble Navigation Ltd.*	298	$8,928
Vishay Intertechnology, Inc.*	874	11,895

Total Electronic Equipment, Instruments & Components		422,401
Energy Equipment & Services – 1.3%
Atwood Oceanics, Inc.*	282	14,816
Baker Hughes, Inc.	1,675	77,737
Basic Energy Services, Inc.*(a)	291	3,978
Bristow Group, Inc.	138	9,100
C&J Energy Services, Inc.*(a)	435	9,962
Cameron International Corp.*	604	39,381
CARBO Ceramics, Inc.(a)	51	4,645
Diamond Offshore Drilling, Inc.(a)	555	38,606
Dresser-Rand Group, Inc.*	143	8,817
Dril-Quip, Inc.*	69	6,015
Era Group, Inc.*	33	693
FMC Technologies, Inc.*	464	25,237
Forum Energy Technologies, Inc.*(a)	219	6,298
Gulfmark Offshore, Inc. Class A	79	3,078
Halliburton Co.	4,301	173,803
Helix Energy Solutions Group, Inc.*	342	7,825
Helmerich & Payne, Inc.	443	26,890
Key Energy Services, Inc.*	835	6,747
Lufkin Industries, Inc.	33	2,191
National Oilwell Varco, Inc.	1,652	116,879
Newpark Resources*	366	3,396
Oceaneering International, Inc.	230	15,274
Oil States International, Inc.*	279	22,758
Patterson-UTI Energy, Inc.	771	18,381
RPC, Inc.(a)	1,142	17,324
SEACOR Holdings, Inc.	33	2,431
Superior Energy Services, Inc.*	690	17,919
Tidewater, Inc.(a)	97	4,899
Unit Corp.*	148	6,741

Total Energy Equipment & Services		691,821
Food & Staples Retailing – 2.9%
Andersons, Inc. (The)	91	4,870
Casey’s General Stores, Inc.	102	5,947
Costco Wholesale Corp.	845	89,663
CVS Caremark Corp.	3,957	217,595
Fresh Market, Inc. (The)*	50	2,139
Harris Teeter Supermarkets, Inc.	146	6,236
Ingles Markets, Inc. Class A	166	3,566
Kroger Co. (The)	1,318	43,679
Pantry, Inc. (The)*	58	723
PriceSmart, Inc.	70	5,448
Roundy’s, Inc.	527	3,462
Safeway, Inc.	1,195	31,488
Spartan Stores, Inc.	71	1,246
Sysco Corp.	1,766	62,110
United Natural Foods, Inc.*	131	6,445
Walgreen Co.	2,858	136,269
Wal-Mart Stores, Inc.	11,716	876,708
Weis Markets, Inc.	74	$3,012
Whole Foods Market, Inc.	250	21,688

Total Food & Staples Retailing		1,522,294
Food Products – 1.7%
Archer-Daniels-Midland Co.	2,183	73,633
B&G Foods, Inc.	100	3,049
Cal-Maine Foods, Inc.	110	4,682
Campbell Soup Co.	1,084	49,170
ConAgra Foods, Inc.	1,194	42,757
Darling International, Inc.*	444	7,974
Dean Foods Co.*	415	7,524
Diamond Foods, Inc.*(a)	72	1,214
Flowers Foods, Inc.	308	10,146
General Mills, Inc.	1,879	92,654
Green Mountain Coffee Roasters, Inc.*(a)	354	20,093
H.J. Heinz Co.	779	56,298
Hain Celestial Group, Inc. (The)*(a)	64	3,909
Hershey Co. (The)	438	38,338
Hillshire Brands Co.	119	4,183
Hormel Foods Corp.	736	30,412
Ingredion, Inc.	254	18,369
J&J Snack Foods Corp.	41	3,153
J.M. Smucker Co. (The)	291	28,856
Kellogg Co.	936	60,306
Lancaster Colony Corp.	99	7,623
McCormick & Co., Inc.	308	22,653
Mead Johnson Nutrition Co.	402	31,135
Mondelez International, Inc. Class A	6,281	192,261
Pilgrim’s Pride Corp.*	390	3,584
Seneca Foods Corp. Class A*	83	2,741
Smithfield Foods, Inc.*	717	18,986
Snyder’s-Lance, Inc.	132	3,334
Tootsie Roll Industries, Inc.(a)	106	3,170
TreeHouse Foods, Inc.*	81	5,277
Tyson Foods, Inc. Class A	1,340	33,259

Total Food Products		880,743
Gas Utilities – 0.2%
AGL Resources, Inc.	282	11,830
Atmos Energy Corp.	317	13,533
Laclede Group, Inc. (The)	74	3,160
National Fuel Gas Co.	187	11,472
New Jersey Resources Corp.	100	4,485
Northwest Natural Gas Co.	82	3,593
ONEOK, Inc.	450	21,451
Piedmont Natural Gas Co., Inc.	185	6,083
Questar Corp.	527	12,822
South Jersey Industries, Inc.	110	6,115
Southwest Gas Corp.	145	6,882
UGI Corp.	297	11,402
WGL Holdings, Inc.	157	6,924

Total Gas Utilities		119,752
Health Care Equipment & Supplies – 1.5%
Align Technology, Inc.*	164	5,496
Baxter International, Inc.	1,726	125,377

See Notes to Financial Statements.

18	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (continued)

WisdomTree Total Earnings Fund (EXT)

March 31, 2013

Investments	Shares	Value
Becton Dickinson and Co.	716	$68,457
Boston Scientific Corp.*	3,515	27,452
C.R. Bard, Inc.	273	27,513
CareFusion Corp.*	628	21,974
CONMED Corp.	114	3,883
Cooper Cos., Inc. (The)	121	13,053
Cyberonics, Inc.*	83	3,885
DENTSPLY International, Inc.	304	12,896
Edwards Lifesciences Corp.*	120	9,859
Greatbatch, Inc.*	95	2,838
Haemonetics Corp.*	110	4,583
Hill-Rom Holdings, Inc.	172	6,058
Hologic, Inc.*	216	4,882
IDEXX Laboratories, Inc.*	99	9,147
Intuitive Surgical, Inc.*	60	29,471
Masimo Corp.	147	2,884
Medtronic, Inc.	3,962	186,056
ResMed, Inc.(a)	287	13,305
Sirona Dental Systems, Inc.*	102	7,520
St. Jude Medical, Inc.	1,125	45,495
STERIS Corp.	189	7,864
Stryker Corp.	1,263	82,398
Teleflex, Inc.	101	8,535
Thoratec Corp.*	81	3,037
Varian Medical Systems, Inc.*	278	20,016
West Pharmaceutical Services, Inc.	92	5,974
Zimmer Holdings, Inc.	623	46,862

Total Health Care Equipment & Supplies		806,770
Health Care Providers & Services – 2.6%
Aetna, Inc.	1,913	97,793
Air Methods Corp.	105	5,065
Amedisys, Inc.*	264	2,936
AmerisourceBergen Corp.	814	41,880
Amsurg Corp.*	127	4,272
Cardinal Health, Inc.	1,209	50,319
Centene Corp.*	56	2,466
Chemed Corp.	93	7,438
Cigna Corp.	1,360	84,823
Community Health Systems, Inc.	395	18,719
Coventry Health Care, Inc.	534	25,114
DaVita HealthCare Partners, Inc.*	252	29,885
Ensign Group, Inc. (The)	127	4,242
Express Scripts Holding Co.*	1,236	71,255
Five Star Quality Care, Inc.*	1,301	8,704
Hanger Orthopedic Group, Inc.*	118	3,720
HCA Holdings, Inc.	3,110	126,359
Health Management Associates, Inc. Class A*	916	11,789
Health Net, Inc.*	162	4,636
HealthSouth Corp.*	321	8,465
Henry Schein, Inc.*	263	24,341
Humana, Inc.	884	61,093
Kindred Healthcare, Inc.*	221	2,327
Laboratory Corp. of America Holdings*	328	29,586
Landauer, Inc.	21	1,184
LifePoint Hospitals, Inc.*	187	$9,062
Magellan Health Services, Inc.*	119	5,661
McKesson Corp.	790	85,288
Mednax, Inc.*	168	15,058
Molina Healthcare, Inc.*	87	2,686
MWI Veterinary Supply, Inc.*	35	4,629
National Healthcare Corp.	38	1,737
Omnicare, Inc.	233	9,488
Owens & Minor, Inc.(a)	174	5,665
Patterson Cos., Inc.	394	14,988
Quest Diagnostics, Inc.	539	30,427
Select Medical Holdings Corp.	653	5,877
Team Health Holdings, Inc.*	134	4,875
Tenet Healthcare Corp.*	187	8,897
Triple-S Management Corp. Class B*	208	3,623
UnitedHealth Group, Inc.	4,904	280,558
Universal American Corp.	553	4,606
Universal Health Services, Inc. Class B	380	24,271
Vanguard Health Systems, Inc.*	361	5,368
VCA Antech, Inc.*	261	6,131
WellCare Health Plans, Inc.*	235	13,621
WellPoint, Inc.	2,013	133,321

Total Health Care Providers & Services		1,404,248
Health Care Technology – 0.0%
Allscripts Healthcare Solutions, Inc.*	131	1,780
Cerner Corp.*	233	22,077
Quality Systems, Inc.	77	1,408

Total Health Care Technology		25,265
Hotels, Restaurants & Leisure – 1.6%
Ameristar Casinos, Inc.	108	2,833
Bally Technologies, Inc.*(a)	131	6,808
Bob Evans Farms, Inc.	138	5,882
Bravo Brio Restaurant Group, Inc.*	168	2,659
Brinker International, Inc.	300	11,295
Buffalo Wild Wings, Inc.*	36	3,151
Burger King Worldwide, Inc.(a)	246	4,699
CEC Entertainment, Inc.	118	3,865
Cheesecake Factory, Inc. (The)	98	3,784
Chipotle Mexican Grill, Inc.*	44	14,338
Choice Hotels International, Inc.	153	6,473
Churchill Downs, Inc.	45	3,152
Cracker Barrel Old Country Store, Inc.	131	10,591
Darden Restaurants, Inc.	498	25,737
Denny’s Corp.*	1,042	6,012
DineEquity, Inc.	56	3,852
Domino’s Pizza, Inc.	140	7,202
Dunkin’ Brands Group, Inc.	134	4,942
Einstein Noah Restaurant Group, Inc.	119	1,765
Hyatt Hotels Corp. Class A*	164	7,090
International Game Technology	742	12,243
International Speedway Corp. Class A	168	5,490
Interval Leisure Group, Inc.	172	3,739
Jack In The Box, Inc.*	119	4,116

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	19

Schedule of Investments (continued)

WisdomTree Total Earnings Fund (EXT)

March 31, 2013

Investments	Shares	Value
Krispy Kreme Doughnuts, Inc.*	789	$11,393
Las Vegas Sands Corp.	1,447	81,539
Life Time Fitness, Inc.*	110	4,706
Marriott International, Inc. Class A	618	26,098
McDonald’s Corp.	2,926	291,693
Panera Bread Co. Class A*	56	9,253
Papa John’s International, Inc.*	119	7,357
Penn National Gaming, Inc.*	165	8,981
Six Flags Entertainment Corp.	44	3,189
Sonic Corp.*	223	2,872
Speedway Motorsports, Inc.	95	1,709
Starbucks Corp.	1,259	71,713
Starwood Hotels & Resorts Worldwide, Inc.	510	32,502
Texas Roadhouse, Inc.	165	3,331
Vail Resorts, Inc.	32	1,994
WMS Industries, Inc.*	119	3,000
Wyndham Worldwide Corp.	396	25,534
Wynn Resorts Ltd.	244	30,539
Yum! Brands, Inc.	1,097	78,918

Total Hotels, Restaurants & Leisure		858,039
Household Durables – 0.5%
American Greetings Corp. Class A	284	4,572
Blyth, Inc.	78	1,354
D.R. Horton, Inc.	1,961	47,652
Ethan Allen Interiors, Inc.	114	3,753
Harman International Industries, Inc.	345	15,397
Jarden Corp.*	375	16,069
La-Z-Boy, Inc.	262	4,944
Leggett & Platt, Inc.	347	11,722
Lennar Corp. Class A(a)	596	24,722
Mohawk Industries, Inc.*	134	15,158
Newell Rubbermaid, Inc.	921	24,038
NVR, Inc.*	9	9,721
PulteGroup, Inc.*	372	7,529
Tempur-Pedic International, Inc.*(a)	184	9,132
Toll Brothers, Inc.*	189	6,471
Tupperware Brands Corp.	206	16,839
Whirlpool Corp.	310	36,723

Total Household Durables		255,796
Household Products – 1.6%
Central Garden and Pet Co. Class A*	311	2,556
Church & Dwight Co., Inc.	340	21,974
Clorox Co. (The)	362	32,048
Colgate-Palmolive Co.	1,153	136,089
Energizer Holdings, Inc.	169	16,854
Kimberly-Clark Corp.	1,136	111,305
Procter & Gamble Co. (The)	6,984	538,187
WD-40 Co.	50	2,739

Total Household Products		861,752
Independent Power Producers & Energy Traders – 0.1%
AES Corp. (The)	2,988	37,559
Calpine Corp.*	217	4,470

Total Independent Power Producers & Energy Traders		42,029
Industrial Conglomerates – 2.2%
3M Co.	2,360	$250,892
Carlisle Cos., Inc.	208	14,100
Danaher Corp.	1,913	118,893
General Electric Co.	32,973	762,336
Raven Industries, Inc.	74	2,487
Seaboard Corp.	6	16,800
Standex International Corp.	51	2,816

Total Industrial Conglomerates		1,168,324
Insurance – 4.5%
Aflac, Inc.	2,822	146,800
Alleghany Corp.*	54	21,380
Allstate Corp. (The)	3,104	152,313
American Equity Investment Life Holding Co.	289	4,303
American Financial Group, Inc.	444	21,037
American National Insurance Co.	79	6,863
AMERISAFE, Inc.	134	4,762
AmTrust Financial Services, Inc.	361	12,509
Arthur J. Gallagher & Co.	224	9,253
Assurant, Inc.	772	34,748
Berkshire Hathaway, Inc. Class B*	6,894	718,355
Brown & Brown, Inc.	356	11,406
Chubb Corp. (The)	1,188	103,986
Cincinnati Financial Corp.	398	18,782
CNA Financial Corp.	1,280	41,843
CNO Financial Group, Inc.	1,155	13,225
Employers Holdings, Inc.	176	4,127
FBL Financial Group, Inc. Class A	207	8,044
Fidelity National Financial, Inc. Class A	1,120	28,258
First American Financial Corp.	499	12,759
Genworth Financial, Inc. Class A*	2,010	20,100
Hanover Insurance Group, Inc. (The)	189	9,390
Hartford Financial Services Group, Inc.	2,184	56,347
HCC Insurance Holdings, Inc.	440	18,493
Horace Mann Educators Corp.	226	4,712
Infinity Property & Casualty Corp.	72	4,046
Kemper Corp.	157	5,120
Lincoln National Corp.	2,220	72,394
Loews Corp.	1,043	45,965
Markel Corp.*(a)	23	11,580
Marsh & McLennan Cos., Inc.	1,436	54,525
Mercury General Corp.	152	5,765
MetLife, Inc.	5,290	201,126
National Western Life Insurance Co. Class A	26	4,576
Navigators Group, Inc. (The)*	45	2,644
Phoenix Cos., Inc. (The)*	81	2,492
Primerica, Inc.	328	10,752
Principal Financial Group, Inc.	1,438	48,935
ProAssurance Corp.	280	13,252
Progressive Corp. (The)	1,811	45,764
Protective Life Corp.	610	21,838
Prudential Financial, Inc.	772	45,540
Reinsurance Group of America, Inc.	480	28,642
RLI Corp.	107	7,688

See Notes to Financial Statements.

20	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (continued)

WisdomTree Total Earnings Fund (EXT)

March 31, 2013

Investments	Shares	Value
Safety Insurance Group, Inc.	89	$4,374
Selective Insurance Group, Inc.	117	2,809
StanCorp Financial Group, Inc.	253	10,818
State Auto Financial Corp.	242	4,216
Stewart Information Services Corp.(a)	94	2,394
Symetra Financial Corp.	675	9,052
Torchmark Corp.	532	31,814
Travelers Cos., Inc. (The)	1,765	148,595
United Fire Group, Inc.	136	3,464
Universal Insurance Holdings, Inc.	1,039	5,039
Unum Group	758	21,414
W.R. Berkley Corp.	523	23,206

Total Insurance		2,383,634
Internet & Catalog Retail – 0.2%
Expedia, Inc.	311	18,663
HSN, Inc.	93	5,102
Liberty Interactive Corp. Class A*	676	14,453
Netflix, Inc.*	47	8,902
priceline.com, Inc.*	104	71,545
TripAdvisor, Inc.*	243	12,762

Total Internet & Catalog Retail		131,427
Internet Software & Services – 1.7%
Akamai Technologies, Inc.*	280	9,881
AOL, Inc.*	1,424	54,810
Bankrate, Inc.*(a)	188	2,245
Blucora, Inc.*	160	2,477
Dealertrack Technologies, Inc.*	114	3,349
Digital River, Inc.*	145	2,050
Earthlink, Inc.	618	3,350
eBay, Inc.*	2,637	142,978
Equinix, Inc.*	18	3,894
Facebook, Inc. Class A*	451	11,537
Google, Inc. Class A*	719	570,908
IAC/InterActiveCorp	164	7,327
j2 Global, Inc.(a)	128	5,019
Keynote Systems, Inc.	113	1,577
Liquidity Services, Inc.*(a)	67	1,997
Rackspace Hosting, Inc.*	54	2,726
Stamps.com, Inc.*	94	2,347
United Online, Inc.	461	2,780
ValueClick, Inc.*	381	11,259
VeriSign, Inc.*	298	14,089
Yahoo!, Inc.*	2,550	60,001

Total Internet Software & Services		916,601
IT Services – 3.3%
Acxiom Corp.*	149	3,040
Alliance Data Systems Corp.*	137	22,179
Automatic Data Processing, Inc.	1,118	72,692
Booz Allen Hamilton Holding Corp.(a)	684	9,193
Broadridge Financial Solutions, Inc.	377	9,365
CACI International, Inc. Class A*	146	8,449
Cardtronics, Inc.*	113	3,103
Cognizant Technology Solutions Corp. Class A*	662	50,716
Convergys Corp.	336	5,722
CoreLogic, Inc.*	118	$3,051
CSG Systems International, Inc.*	189	4,005
DST Systems, Inc.	188	13,399
EPAM Systems, Inc.*	140	3,252
Euronet Worldwide, Inc.*	91	2,397
Fidelity National Information Services, Inc.	783	31,022
Fiserv, Inc.*	352	30,916
FleetCor Technologies, Inc.*	150	11,501
Gartner, Inc.*	174	9,467
Global Payments, Inc.	214	10,627
Heartland Payment Systems, Inc.	112	3,693
International Business Machines Corp.	3,980	848,934
Jack Henry & Associates, Inc.	242	11,183
Lender Processing Services, Inc.	404	10,286
ManTech International Corp. Class A(a)	178	4,783
Mastercard, Inc. Class A	273	147,728
MAXIMUS, Inc.	71	5,678
NeuStar, Inc. Class A*	172	8,003
Paychex, Inc.	831	29,143
Sapient Corp.*	412	5,022
Syntel, Inc.	154	10,398
TeleTech Holdings, Inc.*	328	6,957
Teradata Corp.*	285	16,675
Total System Services, Inc.	564	13,976
Unisys Corp.*	333	7,576
VeriFone Systems, Inc.*	358	7,403
Visa, Inc. Class A	1,583	268,857
Western Union Co. (The)	4,168	62,687
WEX, Inc.*	89	6,987

Total IT Services		1,780,065
Leisure Equipment & Products – 0.2%
Brunswick Corp.	150	5,133
Hasbro, Inc.	439	19,290
LeapFrog Enterprises, Inc.*(a)	385	3,296
Mattel, Inc.	1,115	48,826
Polaris Industries, Inc.	168	15,538
Smith & Wesson Holding Corp.*(a)	294	2,646
Sturm Ruger & Co., Inc.(a)	72	3,652

Total Leisure Equipment & Products		98,381
Life Sciences Tools & Services – 0.4%
Agilent Technologies, Inc.	1,192	50,028
Bio-Rad Laboratories, Inc. Class A*	81	10,206
Bruker Corp.*	343	6,551
Charles River Laboratories International, Inc.*	116	5,135
Covance, Inc.*	105	7,804
Illumina, Inc.*(a)	128	6,912
Life Technologies Corp.*	376	24,301
Mettler-Toledo International, Inc.*	60	12,793
PAREXEL International Corp.*	148	5,848
PerkinElmer, Inc.	112	3,768
Techne Corp.	92	6,242
Thermo Fisher Scientific, Inc.	875	66,929
Waters Corp.*	230	21,599

Total Life Sciences Tools & Services		228,116

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	21

Schedule of Investments (continued)

WisdomTree Total Earnings Fund (EXT)

March 31, 2013

Investments	Shares	Value
Machinery – 2.5%
Actuant Corp. Class A	298	$9,125
AGCO Corp.	660	34,399
American Railcar Industries, Inc.	69	3,225
Astec Industries, Inc.	100	3,493
Barnes Group, Inc.	189	5,468
Blount International, Inc.*	166	2,221
Briggs & Stratton Corp.	190	4,712
Caterpillar, Inc.	3,378	293,785
Chart Industries, Inc.*	32	2,560
CLARCOR, Inc.	131	6,862
Commercial Vehicle Group, Inc.*	412	3,213
Crane Co.	38	2,123
Cummins, Inc.	795	92,069
Deere & Co.	1,776	152,700
Donaldson Co., Inc.	316	11,436
Dover Corp.	626	45,623
EnPro Industries, Inc.*	99	5,066
ESCO Technologies, Inc.	74	3,024
Flowserve Corp.	166	27,840
Gardner Denver, Inc.	168	12,618
Graco, Inc.	170	9,865
Greenbrier Cos., Inc (The)*	139	3,157
IDEX Corp.	279	14,904
Illinois Tool Works, Inc.	1,598	97,382
John Bean Technologies Corp.	111	2,303
Joy Global, Inc.	553	32,914
Kennametal, Inc.	334	13,039
Lincoln Electric Holdings, Inc.	205	11,107
Lindsay Corp.	32	2,822
Manitowoc Co., Inc. (The)	232	4,770
Meritor, Inc.*	552	2,611
Middleby Corp.*	51	7,760
Mueller Industries, Inc.	126	6,714
NACCO Industries, Inc. Class A	55	2,935
Nordson Corp.	191	12,596
Oshkosh Corp.*	440	18,696
PACCAR, Inc.	1,243	62,846
Pall Corp.	264	18,050
Parker Hannifin Corp.	639	58,520
RBC Bearings, Inc.*	66	3,337
Sauer-Danfoss, Inc.	215	12,562
Snap-On, Inc.	211	17,450
SPX Corp.	133	10,502
Stanley Black & Decker, Inc.	368	29,797
Terex Corp.*	212	7,297
Timken Co. (The)	522	29,535
Titan International, Inc.	248	5,228
Toro Co. (The)	192	8,840
Trimas Corp.*	133	4,318
Trinity Industries, Inc.	190	8,613
Valmont Industries, Inc.	89	13,997
WABCO Holdings, Inc.*	260	18,353
Wabtec Corp.	130	13,274
Watts Water Technologies, Inc. Class A	133	$6,383
Woodward, Inc.	164	6,521
Xylem, Inc.	426	11,740

Total Machinery		1,312,300
Marine – 0.0%
Kirby Corp.*	129	9,907
Matson, Inc.	61	1,501

Total Marine		11,408
Media – 4.1%
AMC Networks, Inc. Class A*	144	9,098
Arbitron, Inc.	70	3,281
Belo Corp. Class A	510	5,013
CBS Corp. Class B	2,122	99,076
Cinemark Holdings, Inc.	326	9,597
Comcast Corp. Class A	5,931	249,161
DIRECTV*	2,569	145,431
Discovery Communications, Inc. Class A*	722	56,850
DISH Network Corp. Class A	1,727	65,453
DreamWorks Animation SKG, Inc. Class A*(a)	300	5,688
Entercom Communications Corp. Class A*(a)	518	3,854
Gannett Co., Inc.	1,117	24,429
Harte-Hanks, Inc.	492	3,833
Interpublic Group of Cos., Inc. (The)	1,689	22,008
John Wiley & Sons, Inc. Class A	255	9,935
Liberty Media Corp.*	705	78,699
LIN TV Corp. Class A*	483	5,308
Madison Square Garden Co. (The) Class A*	91	5,242
McClatchy Co. (The) Class A*(a)	995	2,886
McGraw-Hill Cos., Inc. (The)	715	37,237
Meredith Corp.	208	7,958
Morningstar, Inc.	78	5,454
New York Times Co. (The) Class A*	327	3,205
News Corp. Class A	9,748	297,509
Omnicom Group, Inc.	908	53,481
Regal Entertainment Group Class A(a)	299	4,984
Scholastic Corp.	175	4,664
Scripps Networks Interactive, Inc. Class A	452	29,082
Sinclair Broadcast Group, Inc. Class A	336	6,801
Sirius XM Radio, Inc.	56,006	172,499
Starz – Liberty Capital*	596	13,201
Time Warner Cable, Inc.	974	93,562
Time Warner, Inc.	2,993	172,457
Valassis Communications, Inc.	214	6,392
Viacom, Inc. Class B	2,124	130,775
Virgin Media, Inc.	482	23,604
Walt Disney Co. (The)	5,493	312,002
Washington Post Co. (The) Class B(a)	23	10,281
World Wrestling Entertainment, Inc. Class A	242	2,134

Total Media		2,192,124
Metals & Mining – 0.7%
Allegheny Technologies, Inc.	196	6,215
AMCOL International Corp.	113	3,411
Carpenter Technology Corp.	135	6,654

See Notes to Financial Statements.

22	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (continued)

WisdomTree Total Earnings Fund (EXT)

March 31, 2013

Investments	Shares	Value
Cliffs Natural Resources, Inc.(a)	1,228	$23,344
Coeur d’Alene Mines Corp.*	110	2,075
Commercial Metals Co.	638	10,112
Compass Minerals International, Inc.	88	6,943
Freeport-McMoRan Copper & Gold, Inc.	4,689	155,206
Globe Specialty Metals, Inc.	241	3,355
Gold Resource Corp.	242	3,153
Haynes International, Inc.	49	2,710
Hecla Mining Co.	735	2,903
Kaiser Aluminum Corp.	63	4,073
Materion Corp.	97	2,765
Metals USA Holdings Corp.	210	4,337
Newmont Mining Corp.	629	26,349
Noranda Aluminum Holding Corp.	776	3,484
Nucor Corp.	609	28,105
Reliance Steel & Aluminum Co.	278	19,785
Royal Gold, Inc.	40	2,841
Schnitzer Steel Industries, Inc. Class A	101	2,693
Steel Dynamics, Inc.	495	7,856
Stillwater Mining Co.*(a)	495	6,400
SunCoke Energy, Inc.*	245	4,001
US Silica Holdings, Inc.	206	4,857
Walter Energy, Inc.(a)	225	6,413
Worthington Industries, Inc.	295	9,139

Total Metals & Mining		359,179
Multiline Retail – 0.8%
Big Lots, Inc.*	279	9,840
Dillard’s, Inc. Class A	263	20,659
Dollar General Corp.*	978	49,467
Dollar Tree, Inc.*	639	30,947
Family Dollar Stores, Inc.	306	18,069
Kohl’s Corp.	957	44,147
Macy’s, Inc.	1,643	68,743
Nordstrom, Inc.	611	33,746
Saks, Inc.*(a)	305	3,498
Target Corp.	2,003	137,105

Total Multiline Retail		416,221
Multi-Utilities – 1.0%
Alliant Energy Corp.	326	16,359
Ameren Corp.	230	8,055
Avista Corp.	191	5,233
Black Hills Corp.	81	3,567
CenterPoint Energy, Inc.	1,440	34,502
CH Energy Group, Inc.	79	5,166
CMS Energy Corp.	757	21,151
Consolidated Edison, Inc.	823	50,228
Dominion Resources, Inc.	267	15,534
DTE Energy Co.	488	33,350
Integrys Energy Group, Inc.	183	10,643
MDU Resources Group, Inc.	320	7,997
NiSource, Inc.	550	16,137
NorthWestern Corp.	150	5,979
OGE Energy Corp.	300	20,994
PG&E Corp.	1,245	$55,440
Public Service Enterprise Group, Inc.	1,826	62,705
SCANA Corp.	416	21,283
Sempra Energy	669	53,480
TECO Energy, Inc.	720	12,830
Vectren Corp.	226	8,005
Wisconsin Energy Corp.	714	30,623
Xcel Energy, Inc.	1,596	47,401

Total Multi-Utilities		546,662
Office Electronics – 0.1%
Xerox Corp.	7,855	67,553
Zebra Technologies Corp. Class A*	164	7,729

Total Office Electronics		75,282
Oil, Gas & Consumable Fuels – 10.7%
Alon USA Energy, Inc.	175	3,334
Anadarko Petroleum Corp.	817	71,447
Apache Corp.	1,599	123,379
Cabot Oil & Gas Corp.	112	7,572
Callon Petroleum Co.*	875	3,237
Carrizo Oil & Gas, Inc.*	115	2,964
Chevron Corp.	10,526	1,250,699
Cimarex Energy Co.	349	26,329
Clayton Williams Energy, Inc.*	51	2,230
Cloud Peak Energy, Inc.*	483	9,071
Concho Resources, Inc.*	358	34,880
ConocoPhillips	5,225	314,023
Consol Energy, Inc.	516	17,363
Contango Oil & Gas Co.	62	2,486
Continental Resources, Inc.*	278	24,167
CVR Energy, Inc.	447	23,074
Delek US Holdings, Inc.	358	14,127
Denbury Resources, Inc.*	1,390	25,924
Devon Energy Corp.	779	43,951
Energen Corp.	236	12,274
EOG Resources, Inc.	383	49,051
EQT Corp.	214	14,499
Exxon Mobil Corp.	22,357	2,014,589
Gulfport Energy Corp.*	133	6,095
Hess Corp.	1,068	76,479
HollyFrontier Corp.	1,655	85,150
Kinder Morgan, Inc.	1,315	50,864
Laredo Petroleum Holdings, Inc.*(a)	279	5,103
Marathon Oil Corp.	2,907	98,024
Marathon Petroleum Corp.	2,020	180,992
Murphy Oil Corp.	612	39,003
Newfield Exploration Co.*	526	11,793
Noble Energy, Inc.	185	21,397
Northern Oil and Gas, Inc.*(a)	237	3,408
Oasis Petroleum, Inc.*	120	4,568
Occidental Petroleum Corp.	3,779	296,160
Peabody Energy Corp.	1,305	27,601
Phillips 66	5,189	363,074
Pioneer Natural Resources Co.	234	29,075

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	23

Schedule of Investments (continued)

WisdomTree Total Earnings Fund (EXT)

March 31, 2013

Investments	Shares	Value
Plains Exploration & Production Co.*	341	$16,187
QEP Resources, Inc.	292	9,297
Rex Energy Corp.*	246	4,054
Rosetta Resources, Inc.*	164	7,803
SandRidge Energy, Inc.*(a)	5,074	26,740
Spectra Energy Corp.	1,764	54,243
Stone Energy Corp.*	272	5,916
Swift Energy Co.*	111	1,644
Tesoro Corp.	798	46,723
Valero Energy Corp.	1,474	67,052
W&T Offshore, Inc.(a)	356	5,055
Western Refining, Inc.(a)	289	10,233
Whiting Petroleum Corp.*	433	22,014
Williams Cos., Inc. (The)	1,008	37,760
World Fuel Services Corp.	227	9,016

Total Oil, Gas & Consumable Fuels		5,713,193
Paper & Forest Products – 0.2%
Buckeye Technologies, Inc.	191	5,720
Clearwater Paper Corp.*	128	6,744
International Paper Co.	1,075	50,074
KapStone Paper and Packaging Corp.	319	8,868
MeadWestvaco Corp.	192	6,970
PH Glatfelter Co.	254	5,939
Schweitzer-Mauduit International, Inc.	80	3,098

Total Paper & Forest Products		87,413
Personal Products – 0.2%
Avon Products, Inc.	1,274	26,410
Elizabeth Arden, Inc.*	59	2,375
Estee Lauder Cos., Inc. (The) Class A	686	43,924
Nu Skin Enterprises, Inc. Class A	239	10,564
Prestige Brands Holdings, Inc.*	198	5,087
Revlon, Inc. Class A*	325	7,267
USANA Health Sciences, Inc.*(a)	74	3,576

Total Personal Products		99,203
Pharmaceuticals – 4.7%
Abbott Laboratories	4,870	172,008
AbbVie, Inc.	4,870	198,599
Actavis, Inc.*	101	9,303
Akorn, Inc.*	261	3,610
Allergan, Inc.	558	62,290
Bristol-Myers Squibb Co.	2,604	107,259
Eli Lilly & Co.	4,170	236,814
Endo Pharmaceuticals Holdings, Inc.*	317	9,751
Forest Laboratories, Inc.*	926	35,225
Hi-Tech Pharmacal Co., Inc.	58	1,920
Hospira, Inc.*	204	6,697
Impax Laboratories, Inc.*	279	4,308
Johnson & Johnson	7,683	626,395
Medicines Co. (The)*	171	5,715
Merck & Co., Inc.	7,311	323,366
Mylan, Inc.*	1,124	32,529
Perrigo Co.	199	23,627
Pfizer, Inc.	21,641	624,559
Questcor Pharmaceuticals, Inc.(a)	273	$8,883
Salix Pharmaceuticals Ltd.*	62	3,173
Viropharma, Inc.*	253	6,365

Total Pharmaceuticals		2,502,396
Professional Services – 0.2%
Acacia Research Corp.*	106	3,198
Corporate Executive Board Co. (The)	83	4,827
Dun & Bradstreet Corp. (The)(a)	129	10,791
Equifax, Inc.	273	15,722
FTI Consulting, Inc.*	132	4,971
IHS, Inc. Class A*	82	8,587
Insperity, Inc.	145	4,114
Kelly Services, Inc. Class A	177	3,306
Korn/Ferry International*	175	3,125
Manpower, Inc.	248	14,067
Navigant Consulting, Inc.*	228	2,996
Pendrell Corp.*	4,171	6,924
Robert Half International, Inc.	293	10,996
Towers Watson & Co. Class A	193	13,379
Verisk Analytics, Inc. Class A*	250	15,408

Total Professional Services		122,411
Real Estate Investment Trusts (REITs) – 0.9%
Alexander’s, Inc.	12	3,956
Alexandria Real Estate Equities, Inc.	72	5,110
American Tower Corp.	431	33,152
AvalonBay Communities, Inc.	85	10,767
BioMed Realty Trust, Inc.	93	2,009
Boston Properties, Inc.	130	13,138
BRE Properties, Inc.	31	1,509
Camden Property Trust	65	4,464
CBL & Associates Properties, Inc.	223	5,263
Digital Realty Trust, Inc.	93	6,223
EPR Properties	57	2,967
Equity Lifestyle Properties, Inc.	44	3,379
Equity One, Inc.	62	1,486
Equity Residential	146	8,039
Essex Property Trust, Inc.	24	3,614
Extra Space Storage, Inc.	69	2,710
Federal Realty Investment Trust	74	7,995
Government Properties Income Trust	119	3,062
HCP, Inc.	748	37,295
Health Care REIT, Inc.	88	5,976
Home Properties, Inc.	41	2,600
Hospitality Properties Trust	230	6,311
Kimco Realty Corp.	339	7,594
Lexington Realty Trust	765	9,027
Liberty Property Trust	204	8,109
LTC Properties, Inc.	110	4,480
Macerich Co. (The)	188	12,103
Mack-Cali Realty Corp.	146	4,177
Medical Properties Trust, Inc.	267	4,283
National Health Investors, Inc.	111	7,265
National Retail Properties, Inc.(a)	146	5,281

See Notes to Financial Statements.

24	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (continued)

WisdomTree Total Earnings Fund (EXT)

March 31, 2013

Investments	Shares	Value
Omega Healthcare Investors, Inc.	211	$6,406
Piedmont Office Realty Trust, Inc. Class A	213	4,173
Plum Creek Timber Co., Inc.	245	12,789
Post Properties, Inc.	56	2,638
Potlatch Corp.	114	5,228
PS Business Parks, Inc.	41	3,236
Public Storage	177	26,961
Rayonier, Inc.	271	16,171
Realty Income Corp.	170	7,709
Select Income REIT	141	3,729
Senior Housing Properties Trust	290	7,781
Simon Property Group, Inc.	442	70,083
SL Green Realty Corp.	138	11,883
Taubman Centers, Inc.	36	2,796
Universal Health Realty Income Trust	80	4,617
Ventas, Inc.	242	17,714
Vornado Realty Trust	226	18,903
Weyerhaeuser Co.	342	10,732
WP Carey, Inc.	71	4,785

Total Real Estate Investment Trusts (REITs)		471,678
Real Estate Management & Development – 0.1%
CBRE Group, Inc. Class A*	613	15,478
Howard Hughes Corp. (The)*	88	7,376
Jones Lang LaSalle, Inc.	108	10,736

Total Real Estate Management & Development		33,590
Road & Rail – 1.0%
AMERCO	64	11,106
Avis Budget Group, Inc.*	206	5,733
Con-way, Inc.	115	4,049
CSX Corp.	4,545	111,943
Genesee & Wyoming, Inc. Class A*	51	4,749
Heartland Express, Inc.	186	2,481
Hertz Global Holdings, Inc.*	882	19,633
JB Hunt Transport Services, Inc.	284	21,152
Kansas City Southern	220	24,398
Knight Transportation, Inc.	152	2,447
Landstar System, Inc.	118	6,737
Norfolk Southern Corp.	1,375	105,985
Old Dominion Freight Line, Inc.*	220	8,404
Quality Distribution, Inc.*	438	3,684
Ryder System, Inc.	99	5,915
Swift Transportation Co.*	576	8,168
Union Pacific Corp.	1,465	208,631
Werner Enterprises, Inc.	156	3,766

Total Road & Rail		558,981
Semiconductors & Semiconductor Equipment – 2.3%
Advanced Energy Industries, Inc.*	251	4,593
Altera Corp.	875	31,036
Amkor Technology, Inc.*	1,531	6,124
Analog Devices, Inc.	821	38,168
Applied Materials, Inc.	5,327	71,808
Atmel Corp.*	938	6,529
Broadcom Corp. Class A	1,199	$41,569
Brooks Automation, Inc.	513	5,222
Cabot Microelectronics Corp.*	51	1,772
Cirrus Logic, Inc.*	255	5,801
Cree, Inc.*	112	6,128
Cymer, Inc.*	48	4,613
Cypress Semiconductor Corp.*	322	3,552
Diodes, Inc.*	227	4,763
Entegris, Inc.*	795	7,839
Entropic Communications, Inc.*	421	1,714
Fairchild Semiconductor International, Inc.*	278	3,931
GT Advanced Technologies, Inc.*(a)	1,321	4,346
Hittite Microwave Corp.*	70	4,239
Integrated Device Technology, Inc.*	463	3,459
Integrated Silicon Solution, Inc.*	266	2,439
Intel Corp.	28,077	613,482
Intersil Corp. Class A	287	2,500
KLA-Tencor Corp.	707	37,287
Kulicke & Soffa Industries, Inc.*	522	6,034
Lam Research Corp.*	322	13,350
Lattice Semiconductor Corp.*	379	2,066
Linear Technology Corp.	614	23,559
LSI Corp.*	1,001	6,787
Maxim Integrated Products, Inc.	620	20,243
Microchip Technology, Inc.	526	19,336
MKS Instruments, Inc.	281	7,643
Nanometrics, Inc.*	138	1,991
NVIDIA Corp.	1,677	21,499
Omnivision Technologies, Inc.*	192	2,646
ON Semiconductor Corp.*	358	2,964
Semtech Corp.*	174	6,158
Silicon Laboratories, Inc.*	54	2,233
Skyworks Solutions, Inc.*	510	11,235
Teradyne, Inc.*	967	15,685
Texas Instruments, Inc.	2,913	103,353
Ultratech, Inc.*	72	2,846
Veeco Instruments, Inc.*(a)	196	7,513
Xilinx, Inc.	740	28,246

Total Semiconductors & Semiconductor Equipment		1,218,301
Software – 3.8%
ACI Worldwide, Inc.*	101	4,935
Activision Blizzard, Inc.	3,529	51,417
Adobe Systems, Inc.*	1,065	46,338
ANSYS, Inc.*	168	13,678
Autodesk, Inc.*	348	14,351
BMC Software, Inc.*	421	19,505
CA, Inc.	1,986	49,988
Cadence Design Systems, Inc.*	476	6,631
Citrix Systems, Inc.*	235	16,958
Compuware Corp.*	384	4,800
Ebix, Inc.(a)	151	2,449
Factset Research Systems, Inc.	91	8,427
Fair Isaac Corp.	127	5,803
Fortinet, Inc.*	98	2,321

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	25

Schedule of Investments (continued)

WisdomTree Total Earnings Fund (EXT)

March 31, 2013

Investments	Shares	Value
Informatica Corp.*	133	$4,584
Intuit, Inc.	572	37,552
Manhattan Associates, Inc.*	46	3,417
Mentor Graphics Corp.	253	4,567
MICROS Systems, Inc.*	192	8,738
Microsoft Corp.	38,865	1,111,928
MicroStrategy, Inc. Class A*	25	2,527
Nuance Communications, Inc.*(a)	154	3,108
Oracle Corp.	14,577	471,420
Progress Software Corp.*	228	5,194
Red Hat, Inc.*	102	5,157
SolarWinds, Inc.*	75	4,432
Solera Holdings, Inc.	127	7,408
SS&C Technologies Holdings, Inc.*	127	3,807
Symantec Corp.*	2,158	53,259
Synopsys, Inc.*	343	12,307
TeleNav, Inc.*	326	2,103
TIBCO Software, Inc.*	167	3,377
Tyler Technologies, Inc.*	59	3,614
VMware, Inc. Class A*	365	28,791

Total Software		2,024,891
Specialty Retail – 2.2%
Aaron’s, Inc.	222	6,367
Abercrombie & Fitch Co. Class A	170	7,854
Advance Auto Parts, Inc.	245	20,249
Aeropostale, Inc.*	340	4,624
American Eagle Outfitters, Inc.	526	9,836
ANN, Inc.*	154	4,469
Asbury Automotive Group, Inc.*	126	4,623
Ascena Retail Group, Inc.*	487	9,034
AutoNation, Inc.*	362	15,838
AutoZone, Inc.*	127	50,390
Bed Bath & Beyond, Inc.*	805	51,858
Buckle, Inc. (The)(a)	204	9,517
Cabela’s, Inc.*	148	8,995
CarMax, Inc.*	568	23,686
Cato Corp. (The) Class A	102	2,462
Chico’s FAS, Inc.	553	9,290
Children’s Place Retail Stores, Inc. (The)*	82	3,675
Destination XL Group, Inc.*	773	3,935
Dick’s Sporting Goods, Inc.	299	14,143
DSW, Inc. Class A	119	7,592
Express, Inc.*	515	9,172
Finish Line, Inc. (The) Class A	211	4,134
Foot Locker, Inc.	484	16,572
GameStop Corp. Class A(a)	624	17,453
Gap, Inc. (The)	1,344	47,578
Genesco, Inc.*	54	3,245
GNC Holdings, Inc. Class A	305	11,980
Group 1 Automotive, Inc.	51	3,064
Guess?, Inc.	423	10,503
hhgregg, Inc.*(a)	148	1,635
Hibbett Sports, Inc.*	55	3,095
Home Depot, Inc. (The)	3,555	248,068
Jos. A. Bank Clothiers, Inc.*	99	$3,950
L Brands, Inc.	678	30,279
Lithia Motors, Inc. Class A	101	4,795
Lowe’s Cos., Inc.	2,684	101,777
Lumber Liquidators Holdings, Inc.*(a)	78	5,477
Mattress Firm Holding Corp.*(a)	112	3,868
Men’s Wearhouse, Inc. (The)	147	4,913
Monro Muffler Brake, Inc.(a)	56	2,224
O’Reilly Automotive, Inc.*	306	31,380
Penske Automotive Group, Inc.	386	12,877
PetSmart, Inc.	267	16,581
Pier 1 Imports, Inc.	537	12,351
Rent-A-Center, Inc.	205	7,573
Ross Stores, Inc.	553	33,523
rue21, Inc.*	83	2,439
Sally Beauty Holdings, Inc.*	493	14,484
Select Comfort Corp.*	224	4,428
Sonic Automotive, Inc. Class A	323	7,158
Stage Stores, Inc.	98	2,536
Staples, Inc.	3,567	47,905
Systemax, Inc.	300	2,970
Tiffany & Co.	353	24,548
TJX Cos., Inc. (The)	1,994	93,220
Tractor Supply Co.	133	13,849
Ulta Salon Cosmetics & Fragrance, Inc.*	50	4,059
Urban Outfitters, Inc.*	254	9,840
Vitamin Shoppe, Inc.*	53	2,589
Williams-Sonoma, Inc.	254	13,086

Total Specialty Retail		1,159,615
Textiles, Apparel & Luxury Goods – 0.7%
Carter’s, Inc.*	134	7,674
Coach, Inc.	841	42,042
Columbia Sportswear Co.(a)	132	7,640
Crocs, Inc.*	515	7,632
Deckers Outdoor Corp.*(a)	215	11,973
Fossil, Inc.*	166	16,036
G-III Apparel Group Ltd.*	102	4,091
Hanesbrands, Inc.*	294	13,395
Iconix Brand Group, Inc.*	305	7,890
Jones Group, Inc. (The)	253	3,218
Maidenform Brands, Inc.*	119	2,086
NIKE, Inc. Class B	2,146	126,635
PVH Corp.	173	18,478
Quiksilver, Inc.*	710	4,310
Ralph Lauren Corp.	208	35,216
Steven Madden Ltd.*	172	7,420
True Religion Apparel, Inc.	61	1,593
Under Armour, Inc. Class A*	118	6,042
Vera Bradley, Inc.*(a)	60	1,418
VF Corp.	300	50,325
Wolverine World Wide, Inc.	183	8,120

Total Textiles, Apparel & Luxury Goods		383,234

See Notes to Financial Statements.

26	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (concluded)

WisdomTree Total Earnings Fund (EXT)

March 31, 2013

Investments	Shares	Value
Thrifts & Mortgage Finance – 0.2%
Astoria Financial Corp.	205	$2,021
BankUnited, Inc.	311	7,968
Capitol Federal Financial, Inc.	184	2,221
Dime Community Bancshares, Inc.	135	1,939
EverBank Financial Corp.(a)	228	3,511
Flagstar Bancorp, Inc.*	175	2,438
Flushing Financial Corp.	183	3,100
HomeStreet, Inc.*	135	3,016
Nationstar Mortgage Holdings, Inc.*(a)	218	8,044
New York Community Bancorp, Inc.(a)	1,800	25,830
Northwest Bancshares, Inc.	324	4,111
Ocwen Financial Corp.*	206	7,811
People’s United Financial, Inc.	818	10,994
Provident Financial Services, Inc.	185	2,825
TFS Financial Corp.*	247	2,675
Walker & Dunlop, Inc.*	146	2,624
Washington Federal, Inc.	498	8,715

Total Thrifts & Mortgage Finance		99,843
Tobacco – 1.5%
Altria Group, Inc.	5,888	202,488
Lorillard, Inc.	1,350	54,473
Philip Morris International, Inc.	5,021	465,497
Reynolds American, Inc.	1,729	76,923
Universal Corp.	136	7,621
Vector Group Ltd.(a)	164	2,644

Total Tobacco		809,646
Trading Companies & Distributors – 0.3%
Air Lease Corp.	188	5,512
Applied Industrial Technologies, Inc.	221	9,945
Beacon Roofing Supply, Inc.*	91	3,518
CAI International, Inc.*	145	4,179
DXP Enterprises, Inc.*	54	4,034
Fastenal Co.	397	20,386
GATX Corp.	129	6,704
Kaman Corp.	95	3,370
MRC Global, Inc.*	199	6,553
MSC Industrial Direct Co., Inc. Class A	162	13,896
Rush Enterprises, Inc. Class A*	173	4,173
TAL International Group, Inc.	206	9,334
Titan Machinery, Inc.*(a)	101	2,803
W.W. Grainger, Inc.	154	34,647
Watsco, Inc.	89	7,492
WESCO International, Inc.*(a)	145	10,528

Total Trading Companies & Distributors		147,074
Transportation Infrastructure – 0.0%
Wesco Aircraft Holdings, Inc.*	320	4,710
Water Utilities – 0.1%
American States Water Co.	96	5,527
American Water Works Co., Inc.	437	18,109
Aqua America, Inc.	225	7,074
California Water Service Group	127	2,527

Total Water Utilities		33,237
Wireless Telecommunication Services – 0.1%
Crown Castle International Corp.*	167	$11,630
MetroPCS Communications, Inc.*	1,909	20,808
NTELOS Holdings Corp.	100	1,281
Telephone & Data Systems, Inc.	367	7,733
United States Cellular Corp.*	164	5,904
USA Mobility, Inc.	341	4,525

Total Wireless Telecommunication Services		51,881
TOTAL COMMON STOCKS (Cost: $43,152,921)		53,262,538
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.3%
Dreyfus Institutional Preferred Money Market Fund 0.09%(b)
(Cost: $694,758)(c)	694,758	694,758
TOTAL INVESTMENTS IN SECURITIES – 101.2% (Cost: $43,847,679)		53,957,296
Liabilities in Excess of Other Assets – (1.2)%		(628,402)

NET ASSETS – 100.0%		$53,328,894
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at March 31, 2013 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of March 31, 2013.

(c)

At March 31, 2013, the total market value of the Fund’s securities on loan was $715,696 and the total market value of the collateral held by the Fund was $732,914 (includes non-cash U.S. Treasury securities collateral having a value of $38,156).

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	27

Schedule of Investments

WisdomTree Earnings 500 Fund (EPS)

March 31, 2013

Investments	Shares	Value
UNITED STATES – 100.8%
COMMON STOCKS – 99.6%
Aerospace & Defense – 2.9%
B/E Aerospace, Inc.*	289	$17,424
Boeing Co. (The)	4,385	376,452
General Dynamics Corp.	2,217	156,321
Honeywell International, Inc.	2,851	214,823
L-3 Communications Holdings, Inc.	814	65,869
Lockheed Martin Corp.	2,309	222,865
Northrop Grumman Corp.	1,843	129,286
Precision Castparts Corp.	483	91,586
Raytheon Co.	2,143	125,987
Rockwell Collins, Inc.	638	40,271
Textron, Inc.	1,058	31,539
TransDigm Group, Inc.	148	22,632
United Technologies Corp.	4,108	383,810

Total Aerospace & Defense		1,878,865
Air Freight & Logistics – 0.7%
C.H. Robinson Worldwide, Inc.	475	28,243
Expeditors International of Washington, Inc.	627	22,390
FedEx Corp.	1,474	144,747
United Parcel Service, Inc. Class B	3,205	275,310

Total Air Freight & Logistics		470,690
Airlines – 0.2%
Delta Air Lines, Inc.*	6,198	102,329
Southwest Airlines Co.	3,154	42,516

Total Airlines		144,845
Auto Components – 0.3%
BorgWarner, Inc.*	570	44,084
Johnson Controls, Inc.	2,675	93,812
TRW Automotive Holdings Corp.*	1,312	72,160

Total Auto Components		210,056
Automobiles – 1.1%
Ford Motor Co.	30,178	396,841
General Motors Co.*	10,269	285,683
Harley-Davidson, Inc.	820	43,706

Total Automobiles		726,230
Beverages – 2.1%
Beam, Inc.	413	26,242
Brown-Forman Corp. Class B	599	42,769
Coca-Cola Co. (The)	16,155	653,308
Coca-Cola Enterprises, Inc.	1,544	57,004
Constellation Brands, Inc. Class A*	895	42,638
Dr. Pepper Snapple Group, Inc.	937	43,992
Molson Coors Brewing Co. Class B	953	46,630
Monster Beverage Corp.*	425	20,290
PepsiCo, Inc.	5,907	467,303

Total Beverages		1,400,176
Biotechnology – 1.4%
Alexion Pharmaceuticals, Inc.*	157	14,466
Amgen, Inc.	3,485	357,247
Biogen Idec, Inc.*	638	$123,077
Celgene Corp.*	1,424	165,056
Gilead Sciences, Inc.*	4,779	233,836
Onyx Pharmaceuticals, Inc.*	38	3,377
Regeneron Pharmaceuticals, Inc.*	85	14,994
Vertex Pharmaceuticals, Inc.*	185	10,171

Total Biotechnology		922,224
Capital Markets – 2.3%
Affiliated Managers Group, Inc.*	111	17,046
Ameriprise Financial, Inc.	913	67,243
Bank of New York Mellon Corp. (The)	6,469	181,067
BlackRock, Inc.	788	202,421
Charles Schwab Corp. (The)	4,213	74,528
Franklin Resources, Inc.	1,034	155,938
Goldman Sachs Group, Inc. (The)	2,947	433,651
Morgan Stanley	963	21,167
Northern Trust Corp.	951	51,887
Raymond James Financial, Inc.	493	22,727
State Street Corp.	2,952	174,434
T. Rowe Price Group, Inc.	867	64,912
TD Ameritrade Holding Corp.	2,584	53,282

Total Capital Markets		1,520,303
Chemicals – 2.1%
Air Products & Chemicals, Inc.	753	65,601
Airgas, Inc.	227	22,509
Albemarle Corp.	393	24,570
Ashland, Inc.	87	6,464
Axiall Corp.	219	13,613
Celanese Corp. Series A	917	40,394
CF Industries Holdings, Inc.	610	116,126
Dow Chemical Co. (The)	3,267	104,021
E.I. du Pont de Nemours & Co.	4,089	201,015
Eastman Chemical Co.	630	44,018
Ecolab, Inc.	520	41,694
FMC Corp.	470	26,804
International Flavors & Fragrances, Inc.	274	21,008
Monsanto Co.	1,583	167,212
Mosaic Co. (The)	2,272	135,434
PPG Industries, Inc.	537	71,926
Praxair, Inc.	1,054	117,563
Sherwin-Williams Co. (The)	271	45,769
Sigma-Aldrich Corp.	442	34,335
Valspar Corp.	301	18,737
W.R. Grace & Co.*	291	22,556
Westlake Chemical Corp.	251	23,469

Total Chemicals		1,364,838
Commercial Banks – 3.7%
BB&T Corp.	4,056	127,318
Comerica, Inc.	1,108	39,832
Fifth Third Bancorp	6,541	106,684
Huntington Bancshares, Inc.	6,079	44,924
KeyCorp	6,099	60,746
M&T Bank Corp.	556	57,357

See Notes to Financial Statements.

28	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (continued)

WisdomTree Earnings 500 Fund (EPS)

March 31, 2013

Investments	Shares	Value
PNC Financial Services Group, Inc.	3,009	$200,098
Regions Financial Corp.	8,521	69,787
SunTrust Banks, Inc.	4,091	117,862
U.S. Bancorp	11,038	374,519
Wells Fargo & Co.	33,417	1,236,095

Total Commercial Banks		2,435,222
Commercial Services & Supplies – 0.3%
Cintas Corp.	478	21,094
Iron Mountain, Inc.	536	19,462
Republic Services, Inc.	1,400	46,200
Stericycle, Inc.*	187	19,856
Waste Management, Inc.	1,912	74,969

Total Commercial Services & Supplies		181,581
Communications Equipment – 1.6%
Cisco Systems, Inc.	27,388	572,683
F5 Networks, Inc.*	190	16,925
Harris Corp.	753	34,894
Juniper Networks, Inc.*	696	12,904
Motorola Solutions, Inc.	927	59,356
QUALCOMM, Inc.	5,612	375,723

Total Communications Equipment		1,072,485
Computers & Peripherals – 5.5%
Apple, Inc.	5,507	2,437,563
Dell, Inc.	19,872	284,766
EMC Corp.*	7,135	170,455
Hewlett-Packard Co.	18,889	450,314
NetApp, Inc.*	1,105	37,747
SanDisk Corp.*	750	41,250
Western Digital Corp.	3,171	159,438

Total Computers & Peripherals		3,581,533
Construction & Engineering – 0.2%
Fluor Corp.	720	47,758
Jacobs Engineering Group, Inc.*	520	29,245
Quanta Services, Inc.*	668	19,091

Total Construction & Engineering		96,094
Consumer Finance – 1.3%
American Express Co.	6,030	406,784
Capital One Financial Corp.	3,286	180,566
Discover Financial Services	4,027	180,571
SLM Corp.	4,480	91,750

Total Consumer Finance		859,671
Containers & Packaging – 0.1%
Ball Corp.	669	31,831
Crown Holdings, Inc.*	1,023	42,567

Total Containers & Packaging		74,398
Distributors – 0.1%
Genuine Parts Co.	650	50,700
LKQ Corp.*	742	16,146

Total Distributors		66,846
Diversified Consumer Services – 0.1%
H&R Block, Inc.	1,398	41,129
Diversified Financial Services – 4.2%
Bank of America Corp.	39,464	$480,672
Citigroup, Inc.	14,730	651,655
CME Group, Inc.	1,934	118,728
IntercontinentalExchange, Inc.*	291	47,453
JPMorgan Chase & Co.	27,486	1,304,486
Leucadia National Corp.	767	21,039
Moody’s Corp.	867	46,228
NYSE Euronext	1,433	55,371

Total Diversified Financial Services		2,725,632
Diversified Telecommunication Services – 1.7%
AT&T, Inc.	16,283	597,423
CenturyLink, Inc.	983	34,533
Frontier Communications Corp.(a)	1,764	7,021
Verizon Communications, Inc.	9,826	482,948
Windstream Corp.	1,218	9,683

Total Diversified Telecommunication Services		1,131,608
Electric Utilities – 1.4%
American Electric Power Co., Inc.	1,047	50,916
Duke Energy Corp.	1,527	110,845
Entergy Corp.	776	49,074
Exelon Corp.	3,273	112,853
FirstEnergy Corp.	1,954	82,459
NextEra Energy, Inc.	1,893	147,048
Northeast Utilities	840	36,507
Pinnacle West Capital Corp.	429	24,835
PPL Corp.	4,275	133,850
Southern Co. (The)	3,295	154,601

Total Electric Utilities		902,988
Electrical Equipment – 0.5%
AMETEK, Inc.	801	34,731
Emerson Electric Co.	3,122	174,426
Hubbell, Inc. Class B	236	22,918
Rockwell Automation, Inc.	587	50,688
Roper Industries, Inc.	303	38,575

Total Electrical Equipment		321,338
Electronic Equipment, Instruments & Components – 0.3%
Amphenol Corp. Class A	585	43,670
Corning, Inc.	10,917	145,524
Trimble Navigation Ltd.*	382	11,445

Total Electronic Equipment, Instruments & Components		200,639
Energy Equipment & Services – 1.1%
Baker Hughes, Inc.	2,304	106,929
Cameron International Corp.*	851	55,485
Diamond Offshore Drilling, Inc.(a)	721	50,153
FMC Technologies, Inc.*	655	35,625
Halliburton Co.	6,151	248,562
Helmerich & Payne, Inc.	642	38,969
National Oilwell Varco, Inc.	2,414	170,791
Oceaneering International, Inc.	332	22,048

Total Energy Equipment & Services		728,562

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	29

Schedule of Investments (continued)

WisdomTree Earnings 500 Fund (EPS)

March 31, 2013

Investments	Shares	Value
Food & Staples Retailing – 3.1%
Costco Wholesale Corp.	1,196	$126,908
CVS Caremark Corp.	5,526	303,875
Kroger Co. (The)	1,601	53,057
Sysco Corp.	2,472	86,940
Walgreen Co.	3,997	190,577
Wal-Mart Stores, Inc.	16,522	1,236,341
Whole Foods Market, Inc.	367	31,837

Total Food & Staples Retailing		2,029,535
Food Products – 1.7%
Archer-Daniels-Midland Co.	2,731	92,117
Campbell Soup Co.	1,475	66,906
ConAgra Foods, Inc.	1,649	59,051
General Mills, Inc.	2,637	130,030
Green Mountain Coffee Roasters, Inc.*(a)	528	29,969
H.J. Heinz Co.	1,084	78,341
Hershey Co. (The)	641	56,107
Hormel Foods Corp.	1,058	43,717
Ingredion, Inc.	404	29,217
J.M. Smucker Co. (The)	375	37,185
Kellogg Co.	1,301	83,823
McCormick & Co., Inc.	431	31,700
Mead Johnson Nutrition Co.	574	44,456
Mondelez International, Inc. Class A	8,706	266,491
Tyson Foods, Inc. Class A	1,826	45,321

Total Food Products		1,094,431
Gas Utilities – 0.0%
ONEOK, Inc.	522	24,884
Health Care Equipment & Supplies – 1.6%
Baxter International, Inc.	2,336	169,687
Becton Dickinson and Co.	980	93,698
Boston Scientific Corp.*	4,570	35,692
C.R. Bard, Inc.	363	36,583
CareFusion Corp.*	882	30,861
DENTSPLY International, Inc.	489	20,743
Edwards Lifesciences Corp.*	197	16,186
Hologic, Inc.*	297	6,712
IDEXX Laboratories, Inc.*	118	10,902
Intuitive Surgical, Inc.*	84	41,260
Medtronic, Inc.	5,577	261,896
ResMed, Inc.(a)	439	20,352
St. Jude Medical, Inc.	1,541	62,318
Stryker Corp.	1,797	117,236
Varian Medical Systems, Inc.*	403	29,016
Zimmer Holdings, Inc.	860	64,689

Total Health Care Equipment & Supplies		1,017,831
Health Care Providers & Services – 2.5%
Aetna, Inc.	2,697	137,871
AmerisourceBergen Corp.	1,155	59,425
Cardinal Health, Inc.	1,735	72,211
Cigna Corp.	1,912	119,251
Coventry Health Care, Inc.	700	32,921
DaVita HealthCare Partners, Inc.*	371	$43,997
Express Scripts Holding Co.*	1,425	82,151
HCA Holdings, Inc.	4,669	189,701
Henry Schein, Inc.*	325	30,079
Humana, Inc.	1,262	87,217
Laboratory Corp. of America Holdings*	460	41,492
McKesson Corp.	1,110	119,836
Quest Diagnostics, Inc.	779	43,974
UnitedHealth Group, Inc.	6,957	398,010
WellPoint, Inc.	2,845	188,424

Total Health Care Providers & Services		1,646,560
Health Care Technology – 0.1%
Cerner Corp.*	316	29,941
Hotels, Restaurants & Leisure – 1.5%
Burger King Worldwide, Inc.(a)	353	6,742
Chipotle Mexican Grill, Inc.*	63	20,530
Darden Restaurants, Inc.	699	36,125
Hyatt Hotels Corp. Class A*	209	9,035
Las Vegas Sands Corp.	2,054	115,743
Marriott International, Inc. Class A	908	38,345
McDonald’s Corp.	4,151	413,813
Panera Bread Co. Class A*	72	11,897
Starbucks Corp.	1,795	102,243
Starwood Hotels & Resorts Worldwide, Inc.	730	46,523
Wyndham Worldwide Corp.	525	33,852
Wynn Resorts Ltd.	349	43,681
Yum! Brands, Inc.	1,565	112,586

Total Hotels, Restaurants & Leisure		991,115
Household Durables – 0.3%
D.R. Horton, Inc.	3,067	74,528
Lennar Corp. Class A(a)	911	37,788
Mohawk Industries, Inc.*	177	20,022
Newell Rubbermaid, Inc.	1,302	33,982
PulteGroup, Inc.*	562	11,375
Toll Brothers, Inc.*	172	5,889
Whirlpool Corp.	327	38,737

Total Household Durables		222,321
Household Products – 1.8%
Church & Dwight Co., Inc.	432	27,920
Clorox Co. (The)	494	43,734
Colgate-Palmolive Co.	1,623	191,563
Energizer Holdings, Inc.	267	26,628
Kimberly-Clark Corp.	1,566	153,437
Procter & Gamble Co. (The)	9,656	744,091

Total Household Products		1,187,373
Independent Power Producers & Energy Traders – 0.1%
AES Corp. (The)	4,659	58,564
Calpine Corp.*	307	6,324

Total Independent Power Producers & Energy Traders		64,888

See Notes to Financial Statements.

30	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (continued)

WisdomTree Earnings 500 Fund (EPS)

March 31, 2013

Investments	Shares	Value
Industrial Conglomerates – 2.4%
3M Co.	3,335	$354,544
Danaher Corp.	2,714	168,675
General Electric Co.	46,202	1,068,190

Total Industrial Conglomerates		1,591,409
Insurance – 4.3%
Aflac, Inc.	3,975	206,779
Alleghany Corp.*	81	32,069
Allstate Corp. (The)	4,369	214,387
Berkshire Hathaway, Inc. Class B*	9,634	1,003,863
Chubb Corp. (The)	1,679	146,963
Cincinnati Financial Corp.	590	27,842
CNA Financial Corp.	1,807	59,071
Fidelity National Financial, Inc. Class A	1,590	40,116
Hartford Financial Services Group, Inc.	3,002	77,452
Lincoln National Corp.	3,067	100,015
Loews Corp.	1,352	59,583
Marsh & McLennan Cos., Inc.	2,082	79,053
MetLife, Inc.	7,277	276,672
Principal Financial Group, Inc.	1,660	56,490
Progressive Corp. (The)	2,442	61,709
Prudential Financial, Inc.	1,171	69,077
Torchmark Corp.	697	41,681
Travelers Cos., Inc. (The)	2,548	214,516
Unum Group	711	20,086
W.R. Berkley Corp.	631	27,997

Total Insurance		2,815,421
Internet & Catalog Retail – 0.3%
Expedia, Inc.	435	26,104
Liberty Interactive Corp. Class A*	762	16,291
priceline.com, Inc.*	149	102,502
TripAdvisor, Inc.*	323	16,964

Total Internet & Catalog Retail		161,861
Internet Software & Services – 1.8%
Akamai Technologies, Inc.*	355	12,528
eBay, Inc.*	3,662	198,554
Equinix, Inc.*	36	7,787
Facebook, Inc. Class A*	707	18,085
Google, Inc. Class A*	1,018	808,322
LinkedIn Corp. Class A*	12	2,113
Rackspace Hosting, Inc.*	87	4,392
VeriSign, Inc.*	445	21,040
Yahoo!, Inc.*	3,521	82,849

Total Internet Software & Services		1,155,670
IT Services – 3.4%
Alliance Data Systems Corp.*(a)	186	30,112
Automatic Data Processing, Inc.	1,569	102,016
Cognizant Technology Solutions Corp. Class A*	950	72,779
Fidelity National Information Services, Inc.	1,096	43,424
Fiserv, Inc.*	489	42,949
International Business Machines Corp.	5,578	1,189,787
Mastercard, Inc. Class A	376	203,465
Paychex, Inc.	1,102	$38,647
Teradata Corp.*	437	25,569
Visa, Inc. Class A	2,206	374,667
Western Union Co. (The)	6,234	93,759

Total IT Services		2,217,174
Leisure Equipment & Products – 0.2%
Hasbro, Inc.(a)	656	28,825
Mattel, Inc.	1,580	69,188
Polaris Industries, Inc.	230	21,273

Total Leisure Equipment & Products		119,286
Life Sciences Tools & Services – 0.4%
Agilent Technologies, Inc.	1,770	74,287
Illumina, Inc.*	105	5,670
Life Technologies Corp.*	520	33,607
Mettler-Toledo International, Inc.*	94	20,043
Thermo Fisher Scientific, Inc.	1,234	94,389
Waters Corp.*	349	32,774

Total Life Sciences Tools & Services		260,770
Machinery – 2.0%
Caterpillar, Inc.	4,717	410,237
Cummins, Inc.	1,125	130,286
Deere & Co.	2,523	216,928
Donaldson Co., Inc.	523	18,927
Dover Corp.	920	67,050
Flowserve Corp.	216	36,225
Illinois Tool Works, Inc.	2,211	134,738
Joy Global, Inc.	817	48,628
PACCAR, Inc.	1,814	91,716
Pall Corp.	358	24,476
Parker Hannifin Corp.	901	82,514
Stanley Black & Decker, Inc.	574	46,477
Xylem, Inc.	666	18,355

Total Machinery		1,326,557
Media – 4.4%
CBS Corp. Class B	2,981	139,183
Comcast Corp. Class A	8,300	348,683
DIRECTV*	3,674	207,985
Discovery Communications, Inc. Class A*	1,167	91,890
DISH Network Corp. Class A	2,285	86,601
Interpublic Group of Cos., Inc. (The)	2,406	31,350
Liberty Media Corp.*	967	107,946
McGraw-Hill Cos., Inc. (The)	969	50,465
News Corp. Class A	13,769	420,230
Omnicom Group, Inc.	1,283	75,569
Scripps Networks Interactive, Inc. Class A	641	41,242
Sirius XM Radio, Inc.(a)	78,776	242,630
Starz – Liberty Capital*	967	21,419
Time Warner Cable, Inc.	1,365	131,122
Time Warner, Inc.	4,014	231,287
Viacom, Inc. Class B	3,001	184,772
Virgin Media, Inc.	722	35,356
Walt Disney Co. (The)	7,590	431,112

Total Media		2,878,842

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	31

Schedule of Investments (continued)

WisdomTree Earnings 500 Fund (EPS)

March 31, 2013

Investments	Shares	Value
Metals & Mining – 0.4%
Freeport-McMoRan Copper & Gold, Inc.	6,086	$201,447
Newmont Mining Corp.	561	23,500
Nucor Corp.	857	39,550
Royal Gold, Inc.	53	3,765

Total Metals & Mining		268,262
Multiline Retail – 0.8%
Dollar General Corp.*	1,413	71,469
Dollar Tree, Inc.*	907	43,926
Family Dollar Stores, Inc.	422	24,919
Kohl’s Corp.	1,351	62,322
Macy’s, Inc.	2,308	96,567
Nordstrom, Inc.	913	50,425
Target Corp.	2,704	185,089

Total Multiline Retail		534,717
Multi-Utilities – 1.0%
Alliant Energy Corp.	472	23,685
Ameren Corp.	167	5,848
CenterPoint Energy, Inc.	1,974	47,297
CMS Energy Corp.	1,042	29,114
Consolidated Edison, Inc.	1,149	70,124
Dominion Resources, Inc.	254	14,778
DTE Energy Co.	658	44,968
NiSource, Inc.	736	21,594
OGE Energy Corp.	422	29,532
PG&E Corp.	1,725	76,814
Public Service Enterprise Group, Inc.	2,669	91,653
SCANA Corp.	565	28,905
Sempra Energy	803	64,192
Wisconsin Energy Corp.	1,005	43,104
Xcel Energy, Inc.	2,257	67,033

Total Multi-Utilities		658,641
Office Electronics – 0.2%
Xerox Corp.	11,537	99,218
Oil, Gas & Consumable Fuels – 11.8%
Anadarko Petroleum Corp.	1,248	109,138
Apache Corp.	2,144	165,431
Cabot Oil & Gas Corp.	112	7,572
Chevron Corp.	14,631	1,738,455
Cimarex Energy Co.	491	37,041
Concho Resources, Inc.*	524	51,053
ConocoPhillips	7,026	422,263
Consol Energy, Inc.	733	24,665
Continental Resources, Inc.*	397	34,511
Denbury Resources, Inc.*	2,105	39,258
Devon Energy Corp.	864	48,747
EOG Resources, Inc.	561	71,847
EQT Corp.	328	22,222
Exxon Mobil Corp.	31,452	2,834,140
Hess Corp.	1,502	107,558
HollyFrontier Corp.	2,324	119,570
Kinder Morgan, Inc.	1,936	74,885
Marathon Oil Corp.	4,021	$135,588
Marathon Petroleum Corp.	2,872	257,331
Murphy Oil Corp.	814	51,876
Noble Energy, Inc.	202	23,363
Occidental Petroleum Corp.	5,256	411,913
Peabody Energy Corp.	1,852	39,170
Phillips 66	7,245	506,933
Pioneer Natural Resources Co.	354	43,985
QEP Resources, Inc.	392	12,481
Spectra Energy Corp.	2,465	75,799
Tesoro Corp.	938	54,920
Valero Energy Corp.	2,141	97,394
Whiting Petroleum Corp.*	647	32,893
Williams Cos., Inc. (The)	1,297	48,586

Total Oil, Gas & Consumable Fuels		7,700,588
Paper & Forest Products – 0.1%
International Paper Co.	1,150	53,567
MeadWestvaco Corp.	267	9,692

Total Paper & Forest Products		63,259
Personal Products – 0.2%
Avon Products, Inc.	1,637	33,935
Estee Lauder Cos., Inc. (The) Class A	1,014	64,926

Total Personal Products		98,861
Pharmaceuticals – 5.2%
Abbott Laboratories	6,866	242,507
AbbVie, Inc.	6,866	279,996
Actavis, Inc.*	131	12,066
Allergan, Inc.	801	89,416
Bristol-Myers Squibb Co.	3,733	153,762
Eli Lilly & Co.	5,563	315,923
Forest Laboratories, Inc.*	1,106	42,072
Hospira, Inc.*	193	6,336
Johnson & Johnson	10,731	874,899
Merck & Co., Inc.	10,205	451,367
Mylan, Inc.*	1,577	45,638
Perrigo Co.	281	33,363
Pfizer, Inc.	30,012	866,146

Total Pharmaceuticals		3,413,491
Professional Services – 0.1%
Equifax, Inc.	375	21,596
IHS, Inc. Class A*	94	9,844
Verisk Analytics, Inc. Class A*	441	27,179

Total Professional Services		58,619
Real Estate Investment Trusts (REITs) – 0.8%
American Tower Corp.	638	49,075
AvalonBay Communities, Inc.	118	14,947
Boston Properties, Inc.	186	18,797
Camden Property Trust	94	6,456
Digital Realty Trust, Inc.	154	10,304
Equity Residential	225	12,388
Essex Property Trust, Inc.	31	4,668
Federal Realty Investment Trust	95	10,264

See Notes to Financial Statements.

32	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (continued)

WisdomTree Earnings 500 Fund (EPS)

March 31, 2013

Investments	Shares	Value
HCP, Inc.	1,079	$53,799
Health Care REIT, Inc.	146	9,915
Kimco Realty Corp.	371	8,310
Macerich Co. (The)	294	18,928
Plum Creek Timber Co., Inc.	318	16,600
Prologis, Inc.	74	2,958
Public Storage	249	37,928
Rayonier, Inc.	380	22,675
Realty Income Corp.	172	7,800
Simon Property Group, Inc.	652	103,381
SL Green Realty Corp.	137	11,797
Taubman Centers, Inc.	67	5,203
Ventas, Inc.	340	24,888
Vornado Realty Trust	303	25,343
Weyerhaeuser Co.	336	10,544

Total Real Estate Investment Trusts (REITs)		486,968
Real Estate Management & Development – 0.0%
CBRE Group, Inc. Class A*	885	22,346
Road & Rail – 1.1%
CSX Corp.	6,543	161,154
Hertz Global Holdings, Inc.*	1,318	29,339
JB Hunt Transport Services, Inc.	361	26,887
Kansas City Southern	313	34,712
Norfolk Southern Corp.	1,982	152,772
Union Pacific Corp.	2,090	297,637

Total Road & Rail		702,501
Semiconductors & Semiconductor Equipment – 2.2%
Altera Corp.	1,213	43,025
Analog Devices, Inc.	1,103	51,279
Applied Materials, Inc.	6,735	90,788
Broadcom Corp. Class A	1,665	57,726
Intel Corp.	39,159	855,624
KLA-Tencor Corp.	1,042	54,955
Lam Research Corp.*	226	9,370
Linear Technology Corp.	844	32,384
Maxim Integrated Products, Inc.	837	27,328
Microchip Technology, Inc.	669	24,592
NVIDIA Corp.	2,515	32,242
Texas Instruments, Inc.	3,674	130,354
Xilinx, Inc.	1,023	39,048

Total Semiconductors & Semiconductor Equipment		1,448,715
Software – 4.2%
Activision Blizzard, Inc.	5,132	74,773
Adobe Systems, Inc.*	1,421	61,828
ANSYS, Inc.*	205	16,691
Autodesk, Inc.*	545	22,476
BMC Software, Inc.*	599	27,752
CA, Inc.	2,831	71,256
Citrix Systems, Inc.*	347	25,040
Intuit, Inc.	834	54,752
Microsoft Corp.	54,917	1,571,175
Nuance Communications, Inc.*(a)	215	4,339
Oracle Corp.	20,313	$656,922
Red Hat, Inc.*	214	10,820
Symantec Corp.*	3,037	74,953
Synopsys, Inc.*	393	14,101
VMware, Inc. Class A*	523	41,254

Total Software		2,728,132
Specialty Retail – 1.9%
Advance Auto Parts, Inc.	315	26,035
AutoZone, Inc.*	179	71,022
Bed Bath & Beyond, Inc.*	1,153	74,276
CarMax, Inc.*	842	35,111
Dick’s Sporting Goods, Inc.	422	19,961
Foot Locker, Inc.	679	23,249
Gap, Inc. (The)	1,543	54,622
Home Depot, Inc. (The)	4,833	337,247
L Brands, Inc.	902	40,283
Lowe’s Cos., Inc.	3,623	137,384
O’Reilly Automotive, Inc.*	429	43,994
PetSmart, Inc.	360	22,356
Ross Stores, Inc.	816	49,466
Staples, Inc.	5,139	69,017
Tiffany & Co.	505	35,118
TJX Cos., Inc. (The)	2,750	128,562
Tractor Supply Co.	200	20,826
Ulta Salon Cosmetics & Fragrance, Inc.*	95	7,711
Urban Outfitters, Inc.*	298	11,545

Total Specialty Retail		1,207,785
Textiles, Apparel & Luxury Goods – 0.6%
Coach, Inc.	1,214	60,688
Fossil, Inc.*	219	21,155
NIKE, Inc. Class B	3,034	179,036
PVH Corp.	221	23,605
Ralph Lauren Corp.	311	52,656
Under Armour, Inc. Class A*	141	7,219
VF Corp.	437	73,307

Total Textiles, Apparel & Luxury Goods		417,666
Thrifts & Mortgage Finance – 0.1%
New York Community Bancorp, Inc.(a)	2,422	34,756
Ocwen Financial Corp.*	225	8,532

Total Thrifts & Mortgage Finance		43,288
Tobacco – 1.7%
Altria Group, Inc.	8,341	286,847
Lorillard, Inc.	1,916	77,311
Philip Morris International, Inc.	7,086	656,943
Reynolds American, Inc.	2,447	108,867

Total Tobacco		1,129,968
Trading Companies & Distributors – 0.1%
Fastenal Co.	621	31,888
W.W. Grainger, Inc.	229	51,521

Total Trading Companies & Distributors		83,409
Water Utilities – 0.0%
American Water Works Co., Inc.	663	27,475

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	33

Schedule of Investments (concluded)

WisdomTree Earnings 500 Fund (EPS)

March 31, 2013

Investments	Shares	Value
Wireless Telecommunication Services – 0.0%
Crown Castle International Corp.*	234	$16,296
TOTAL COMMON STOCKS (Cost: $53,861,495)		65,104,027
EXCHANGE-TRADED FUNDS – 0.3%
WisdomTree Equity Income Fund(b) (Cost: $149,738)	3,293	168,569
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.9%
Dreyfus Institutional Preferred Money Market Fund, 0.09%(c)
(Cost: $623,227)(d)	623,227	623,227
TOTAL INVESTMENTS IN SECURITIES – 100.8% (Cost: $54,634,460)		65,895,823
Liabilities in Excess of Other Assets – (0.8)%		(542,307)

NET ASSETS – 100.0%		$65,353,516
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at March 31, 2013 (See Note 2).

(b)	Affiliated company (See Note 8).

(c)	Rate shown represents annualized 7-day yield as of March 31, 2013.

(d)	At March 31, 2013, the total market value of the Fund’s securities on loan was $471,847 and the total market value of the collateral held by the Fund was $623,227.

See Notes to Financial Statements.

34	WisdomTree Domestic and International Earnings Funds

Schedule of Investments

WisdomTree MidCap Earnings Fund (EZM)

March 31, 2013

Investments	Shares	Value
UNITED STATES – 109.6%
COMMON STOCKS – 99.5%
Aerospace & Defense – 2.0%
Alliant Techsystems, Inc.	9,714	$703,585
Cubic Corp.	3,850	164,472
Curtiss-Wright Corp.	5,226	181,342
Esterline Technologies Corp.*	3,650	276,305
Exelis, Inc.	54,031	588,398
HEICO Corp.	3,698	160,530
Hexcel Corp.*	11,560	335,356
Huntington Ingalls Industries, Inc.	9,397	501,142
Moog, Inc. Class A*	7,235	331,580
Teledyne Technologies, Inc.*	4,185	328,271
Triumph Group, Inc.	9,619	755,092

Total Aerospace & Defense		4,326,073
Airlines – 1.4%
Alaska Air Group, Inc.*	15,098	965,668
Allegiant Travel Co.	1,998	177,382
JetBlue Airways Corp.*(a)	49,055	338,480
US Airways Group, Inc.*(a)	92,939	1,577,175

Total Airlines		3,058,705
Auto Components – 2.5%
Allison Transmission Holdings, Inc.(a)	55,743	1,338,390
Cooper Tire & Rubber Co.	28,544	732,439
Dana Holding Corp.	36,240	646,159
Dorman Products, Inc.	4,202	156,356
Gentex Corp.	18,381	367,804
Goodyear Tire & Rubber Co. (The)*	29,743	375,059
Lear Corp.	21,054	1,155,233
Tenneco, Inc.*	15,681	616,420

Total Auto Components		5,387,860
Automobiles – 0.1%
Thor Industries, Inc.	6,707	246,751
Beverages – 0.1%
Boston Beer Co., Inc. (The) Class A*(a)	878	140,164
Biotechnology – 0.6%
Cubist Pharmaceuticals, Inc.*	6,569	307,561
Myriad Genetics, Inc.*	8,646	219,608
Pharmacyclics, Inc.*	3,336	268,248
United Therapeutics Corp.*	9,255	563,352

Total Biotechnology		1,358,769
Building Products – 0.5%
A.O. Smith Corp.	3,718	273,533
Armstrong World Industries, Inc. *	5,742	320,921
Lennox International, Inc.	4,815	305,704
Owens Corning*	3,761	148,296
Simpson Manufacturing Co., Inc.	2,510	76,831

Total Building Products		1,125,285
Capital Markets – 3.9%
American Capital Ltd.*	269,865	3,938,680
Cohen & Steers, Inc.(a)	5,900	212,813
E*TRADE Financial Corp.*	22,243	$238,222
Eaton Vance Corp.	13,585	568,261
Federated Investors, Inc. Class B(a)	18,113	428,735
GAMCO Investors, Inc. Class A	3,621	192,311
Greenhill & Co., Inc.	2,743	146,421
Janus Capital Group, Inc.(a)	24,578	231,033
Legg Mason, Inc.	15,214	489,130
LPL Financial Holdings, Inc.	13,145	423,795
SEI Investments Co.	19,207	554,122
Stifel Financial Corp.*	7,884	273,338
Waddell & Reed Financial, Inc. Class A	11,700	512,226

Total Capital Markets		8,209,087
Chemicals – 3.2%
Axiall Corp.	3,190	198,290
Cabot Corp.	9,292	317,786
Chemtura Corp.*	9,706	209,747
Cytec Industries, Inc.	3,401	251,946
H.B. Fuller Co.	3,732	145,847
Huntsman Corp.	59,918	1,113,876
Intrepid Potash, Inc.	9,127	171,223
Kronos Worldwide, Inc.	39,948	625,186
Minerals Technologies, Inc.	4,046	167,949
NewMarket Corp.(a)	1,668	434,280
Olin Corp.	11,698	295,024
PolyOne Corp.	8,738	213,295
Rockwood Holdings, Inc.	17,756	1,161,953
RPM International, Inc.	13,823	436,530
Scotts Miracle-Gro Co. (The) Class A	3,713	160,550
Sensient Technologies Corp.	6,892	269,408
Valhi, Inc.	33,580	538,959

Total Chemicals		6,711,849
Commercial Banks – 6.7%
Associated Banc-Corp.	25,772	391,477
BancorpSouth, Inc.(a)	10,705	174,491
Bank of Hawaii Corp.(a)	7,380	374,978
BankUnited, Inc.	15,171	388,681
BOK Financial Corp.	12,286	765,418
CapitalSource, Inc.	122,686	1,180,239
Cathay General Bancorp	11,167	224,680
City National Corp.	7,777	458,143
Commerce Bancshares, Inc.	15,437	630,293
Cullen/Frost Bankers, Inc.(a)	8,392	524,752
East West Bancorp, Inc.	25,169	646,088
First Citizens BancShares, Inc. Class A	1,587	289,945
First Niagara Financial Group, Inc.	36,876	326,721
First Republic Bank	21,925	846,743
FirstMerit Corp.(a)	18,073	298,747
FNB Corp.	18,772	227,141
Fulton Financial Corp.	32,239	377,196
Hancock Holding Co.	7,599	234,961
Iberiabank Corp.	2,844	142,257
Investors Bancorp, Inc.	10,059	188,908
National Penn Bancshares, Inc.	19,761	211,245

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	35

Schedule of Investments (continued)

WisdomTree MidCap Earnings Fund (EZM)

March 31, 2013

Investments	Shares	Value
Popular, Inc.*	16,042	$442,920
PrivateBancorp, Inc.	6,579	124,409
Prosperity Bancshares, Inc.	7,420	351,634
Signature Bank*	5,002	393,957
Sterling Financial Corp.	37,292	808,863
Susquehanna Bancshares, Inc.	18,218	226,450
SVB Financial Group*	5,635	399,747
Synovus Financial Corp.	64,876	179,707
Texas Capital Bancshares, Inc.*	5,095	206,093
Trustmark Corp.	9,695	242,472
UMB Financial Corp.	5,660	277,736
Umpqua Holdings Corp.	14,907	197,667
United Bankshares, Inc.(a)	6,259	166,552
Valley National Bancorp(a)	28,391	290,724
Webster Financial Corp.	14,759	358,053
Wintrust Financial Corp.	4,726	175,051
Zions Bancorp.	17,648	441,024

Total Commercial Banks		14,186,163
Commercial Services & Supplies – 2.2%
Avery Dennison Corp.	8,509	366,483
Brink’s Co. (The)	4,262	120,444
Clean Harbors, Inc.*	4,017	233,348
Copart, Inc.*	12,119	415,439
Covanta Holding Corp.	5,303	106,855
Deluxe Corp.	10,415	431,181
Healthcare Services Group, Inc.	3,662	93,857
HNI Corp.	3,349	118,856
KAR Auction Services, Inc.	8,707	174,401
Mine Safety Appliances Co.	3,014	149,555
Pitney Bowes, Inc.(a)	73,270	1,088,792
Rollins, Inc.	9,312	228,610
Steelcase, Inc. Class A	10,816	159,320
Tetra Tech, Inc.*	7,805	237,974
UniFirst Corp.	2,457	222,358
United Stationers, Inc.	6,509	251,573
Waste Connections, Inc.	9,944	357,785

Total Commercial Services & Supplies		4,756,831
Communications Equipment – 1.1%
Acme Packet, Inc.*	639	18,672
ADTRAN, Inc.(a)	6,713	131,910
Arris Group, Inc.*	2,308	39,628
Brocade Communications Systems, Inc.*	53,528	308,857
EchoStar Corp. Class A*	10,297	401,274
Finisar Corp.*(a)	2,838	37,433
InterDigital, Inc.	13,320	637,096
Loral Space & Communications, Inc.	545	33,725
NETGEAR, Inc.*	4,790	160,513
Plantronics, Inc.	5,886	260,102
Polycom, Inc.*	9,481	105,050
Riverbed Technology, Inc.*	7,652	114,091

Total Communications Equipment		2,248,351
Computers & Peripherals – 0.7%
3D Systems Corp.*(a)	2,064	66,544
Diebold, Inc.	10,990	333,217
Lexmark International, Inc. Class A	13,733	$362,551
NCR Corp.*	27,704	763,522

Total Computers & Peripherals		1,525,834
Construction & Engineering – 1.3%
AECOM Technology Corp.*	21,321	699,329
EMCOR Group, Inc.	7,662	324,792
KBR, Inc.	24,989	801,647
MasTec, Inc.*	8,193	238,826
URS Corp.	14,710	697,401

Total Construction & Engineering		2,761,995
Construction Materials – 0.1%
Eagle Materials, Inc.	1,740	115,936
Martin Marietta Materials, Inc.(a)	1,523	155,377

Total Construction Materials		271,313
Consumer Finance – 0.8%
Credit Acceptance Corp.*	4,933	602,516
First Cash Financial Services, Inc.*	4,352	253,896
Nelnet, Inc. Class A	15,621	527,990
Portfolio Recovery Associates, Inc.*	2,896	367,560

Total Consumer Finance		1,751,962
Containers & Packaging – 1.9%
Aptargroup, Inc.	7,026	402,941
Bemis Co., Inc.	9,540	385,034
Graphic Packaging Holding Co.*	115,023	861,522
Greif, Inc. Class A	5,466	293,087
Owens-Illinois, Inc.*	16,394	436,900
Packaging Corp. of America	7,748	347,653
Rock-Tenn Co. Class A	6,219	577,061
Silgan Holdings, Inc.	7,436	351,351
Sonoco Products Co.	11,344	396,927

Total Containers & Packaging		4,052,476
Distributors – 0.1%
Pool Corp.	4,279	205,392
Diversified Consumer Services – 1.3%
Apollo Group, Inc. Class A*	40,013	695,826
Coinstar, Inc.*(a)	6,208	362,671
DeVry, Inc.	14,903	473,170
Hillenbrand, Inc.	9,125	230,680
Service Corp. International	21,575	360,950
Sotheby’s	6,529	244,250
Weight Watchers International, Inc.	9,947	418,868

Total Diversified Consumer Services		2,786,415
Diversified Financial Services – 0.9%
CBOE Holdings, Inc.	11,950	441,433
MSCI, Inc. Class A*	13,294	451,065
NASDAQ OMX Group, Inc. (The)	31,636	1,021,843

Total Diversified Financial Services		1,914,341
Diversified Telecommunication Services – 0.1%
tw telecom, Inc.*	5,866	147,765

See Notes to Financial Statements.

36	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (continued)

WisdomTree MidCap Earnings Fund (EZM)

March 31, 2013

Investments	Shares	Value
Electric Utilities – 2.4%
ALLETE, Inc.	4,296	$210,590
Cleco Corp.	8,548	402,012
El Paso Electric Co.	5,658	190,392
Great Plains Energy, Inc.	18,966	439,821
Hawaiian Electric Industries, Inc.	10,328	286,189
IDACORP, Inc.	7,193	347,206
ITC Holdings Corp.	4,708	420,236
NV Energy, Inc.	31,454	630,024
Pepco Holdings, Inc.	28,725	614,715
PNM Resources, Inc.	10,823	252,068
Portland General Electric Co.	9,122	276,670
UIL Holdings Corp.	4,744	187,815
UNS Energy Corp.	4,462	218,370
Westar Energy, Inc.	17,009	564,359

Total Electric Utilities		5,040,467
Electrical Equipment – 1.7%
Acuity Brands, Inc.	3,526	244,528
Babcock & Wilcox Co. (The)	16,295	462,941
Belden, Inc.	5,993	309,538
Brady Corp. Class A	5,938	199,101
EnerSys*	9,406	428,726
Franklin Electric Co., Inc.	4,802	161,203
Generac Holdings, Inc.	19,997	706,694
General Cable Corp.*	5,608	205,421
GrafTech International Ltd.*(a)	34,257	263,094
Polypore International, Inc.*(a)	3,592	144,327
Regal-Beloit Corp.	5,677	463,016

Total Electrical Equipment		3,588,589
Electronic Equipment, Instruments & Components – 4.0%
Anixter International, Inc.	5,682	397,285
Arrow Electronics, Inc.*	26,356	1,070,581
Avnet, Inc.*	31,768	1,150,002
Cognex Corp.	3,896	164,216
Dolby Laboratories, Inc. Class A(a)	18,957	636,197
FEI Co.	4,359	281,373
FLIR Systems, Inc.	21,047	547,433
Ingram Micro, Inc. Class A*	36,805	724,322
IPG Photonics Corp.(a)	4,431	294,263
Itron, Inc.*	3,728	172,979
Jabil Circuit, Inc.	43,864	810,607
Littelfuse, Inc.	2,627	178,242
Molex, Inc.	19,566	572,893
National Instruments Corp.	7,454	244,119
SYNNEX Corp.*	9,237	341,769
Tech Data Corp.*	9,389	428,232
Vishay Intertechnology, Inc.*	25,153	342,332

Total Electronic Equipment, Instruments & Components		8,356,845
Energy Equipment & Services – 3.1%
Atwood Oceanics, Inc.*	10,850	570,059
Bristow Group, Inc.	3,500	230,790
CARBO Ceramics, Inc.(a)	2,976	271,024
Dresser-Rand Group, Inc.*	6,160	$379,826
Dril-Quip, Inc.*	3,171	276,416
Era Group, Inc.*	680	14,280
Forum Energy Technologies, Inc.*(a)	10,763	309,544
Helix Energy Solutions Group, Inc.*	15,495	354,526
Hornbeck Offshore Services, Inc.*	2,168	100,725
Lufkin Industries, Inc.	2,650	175,933
Oil States International, Inc.*	12,490	1,018,809
Patterson-UTI Energy, Inc.	32,921	784,837
RPC, Inc.(a)	48,716	739,022
SEACOR Holdings, Inc.	680	50,102
Superior Energy Services, Inc.*	30,617	795,123
Tidewater, Inc.(a)	5,897	297,799
Unit Corp.*	5,850	266,468

Total Energy Equipment & Services		6,635,283
Food & Staples Retailing – 1.1%
Casey’s General Stores, Inc.	4,612	268,880
Fresh Market, Inc. (The)*	2,335	99,868
Harris Teeter Supermarkets, Inc.	5,123	218,803
PriceSmart, Inc.	1,754	136,514
Safeway, Inc.	52,220	1,375,997
United Natural Foods, Inc.*	3,357	165,164

Total Food & Staples Retailing		2,265,226
Food Products – 1.8%
B&G Foods, Inc.	4,145	126,381
Darling International, Inc.*	16,347	293,592
Dean Foods Co.*(a)	19,180	347,733
Flowers Foods, Inc.	9,635	317,377
Hain Celestial Group, Inc. (The)*(a)	3,001	183,301
Hillshire Brands Co.	2,746	96,522
Lancaster Colony Corp.	2,946	226,842
Pilgrim’s Pride Corp.*	18,768	172,478
Seaboard Corp.	240	671,998
Smithfield Foods, Inc.*	31,873	843,997
Snyders-Lance, Inc.	4,914	124,128
Tootsie Roll Industries, Inc.(a)	3,864	115,572
TreeHouse Foods, Inc.*	3,622	235,973

Total Food Products		3,755,894
Gas Utilities – 1.6%
AGL Resources, Inc.	9,779	410,229
Atmos Energy Corp.	11,113	474,414
National Fuel Gas Co.	8,102	497,058
New Jersey Resources Corp.	4,550	204,067
Piedmont Natural Gas Co., Inc.	6,794	223,387
Questar Corp.	21,142	514,385
South Jersey Industries, Inc.	3,666	203,793
Southwest Gas Corp.	5,851	277,688
UGI Corp.	11,433	438,913
WGL Holdings, Inc.	5,543	244,446

Total Gas Utilities		3,488,380
Health Care Equipment & Supplies – 1.3%
Align Technology, Inc.*	7,060	236,581
Cooper Cos., Inc. (The)	5,140	554,503

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	37

Schedule of Investments (continued)

WisdomTree MidCap Earnings Fund (EZM)

March 31, 2013

Investments	Shares	Value
Cyberonics, Inc.*	1,499	$70,168
Haemonetics Corp.*	2,709	112,857
Hill-Rom Holdings, Inc.	8,809	310,253
Sirona Dental Systems, Inc.*	3,712	273,686
STERIS Corp.	8,725	363,047
Teleflex, Inc.	4,099	346,407
Thoratec Corp.*	4,546	170,475
Volcano Corp.*(a)	2,928	65,177
West Pharmaceutical Services, Inc.	2,843	184,624

Total Health Care Equipment & Supplies		2,687,778
Health Care Providers & Services – 3.4%
Air Methods Corp.	4,206	202,897
Centene Corp.*	1,546	68,086
Chemed Corp.	2,658	212,587
Community Health Systems, Inc.	12,634	598,725
Health Management Associates, Inc. Class A*	34,709	446,705
Health Net, Inc.*	4,506	128,962
HealthSouth Corp.*	15,169	400,006
LifePoint Hospitals, Inc.*	6,884	333,599
Magellan Health Services, Inc.*	5,666	269,532
Mednax, Inc.*	5,863	525,501
Molina Healthcare, Inc.*	684	21,115
MWI Veterinary Supply, Inc.*	886	117,182
Omnicare, Inc.	12,639	514,660
Owens & Minor, Inc.(a)	7,986	260,024
Patterson Cos., Inc.	12,780	486,151
Select Medical Holdings Corp.	30,902	278,118
Team Health Holdings, Inc.*	4,397	159,963
Tenet Healthcare Corp.*	5,616	267,209
Universal Health Services, Inc. Class B	15,785	1,008,188
VCA Antech, Inc.*	11,426	268,397
WellCare Health Plans, Inc.*	10,318	598,031

Total Health Care Providers & Services		7,165,638
Health Care Technology – 0.1%
Allscripts Healthcare Solutions, Inc.*	10,913	148,308
athenahealth, Inc.*(a)	485	47,064
HMS Holdings Corp.*	3,247	88,156

Total Health Care Technology		283,528
Hotels, Restaurants & Leisure – 1.8%
Bally Technologies, Inc.*(a)	4,912	255,277
Brinker International, Inc.	10,186	383,503
Buffalo Wild Wings, Inc.*	1,457	127,531
Cheesecake Factory, Inc. (The)	6,291	242,895
Choice Hotels International, Inc.	7,403	313,221
Cracker Barrel Old Country Store, Inc.	3,137	253,626
Domino’s Pizza, Inc.	5,053	259,926
Dunkin’ Brands Group, Inc.	6,390	235,663
International Game Technology	32,014	528,231
International Speedway Corp. Class A	3,995	130,557
Life Time Fitness, Inc.*	4,452	190,456
Marriott Vacations Worldwide Corp.*	1,481	63,550
Papa John’s International, Inc.*	2,363	146,081
Penn National Gaming, Inc.*	7,920	431,086
Six Flags Entertainment Corp.	2,157	$156,339
Vail Resorts, Inc.	671	41,817

Total Hotels, Restaurants & Leisure		3,759,759
Household Durables – 1.6%
Harman International Industries, Inc.	15,531	693,149
Jarden Corp.*	14,550	623,468
Leggett & Platt, Inc.	12,927	436,674
M.D.C. Holdings, Inc.	379	13,890
NVR, Inc.*	336	362,917
Ryland Group, Inc. (The)	708	29,467
Standard Pacific Corp.*(a)	9,347	80,758
Tempur-Pedic International, Inc.*	9,065	449,896
Tupperware Brands Corp.	7,802	637,735

Total Household Durables		3,327,954
Household Products – 0.1%
Spectrum Brands Holdings, Inc.	2,033	115,047
Industrial Conglomerates – 0.3%
Carlisle Cos., Inc.	9,007	610,585
Insurance – 5.6%
American Financial Group, Inc.	16,555	784,376
American National Insurance Co.	4,334	376,495
AmTrust Financial Services, Inc.	11,326	392,446
Arthur J. Gallagher & Co.	11,184	462,011
Assurant, Inc.	33,313	1,499,418
Brown & Brown, Inc.	13,426	430,169
CNO Financial Group, Inc.	30,609	350,473
First American Financial Corp.	21,297	544,564
Genworth Financial, Inc. Class A*	93,449	934,490
Hanover Insurance Group, Inc. (The)	7,749	384,970
HCC Insurance Holdings, Inc.	19,178	806,052
Kemper Corp.	4,796	156,398
Markel Corp.*(a)	988	497,458
Mercury General Corp.	5,540	210,132
Primerica, Inc.	11,563	379,035
ProAssurance Corp.	13,922	658,928
Protective Life Corp.	23,266	832,923
Reinsurance Group of America, Inc.	18,324	1,093,393
RLI Corp.	3,007	216,053
StanCorp Financial Group, Inc.	9,996	427,429
Symetra Financial Corp.	32,281	432,888

Total Insurance		11,870,101
Internet & Catalog Retail – 0.2%
HomeAway, Inc.*	935	30,387
HSN, Inc.	4,743	260,201
Netflix, Inc.*	1,138	215,549

Total Internet & Catalog Retail		506,137
Internet Software & Services – 1.7%
AOL, Inc.*	67,006	2,579,061
CoStar Group, Inc.*	204	22,330
IAC/InterActiveCorp	7,214	322,322
j2 Global, Inc.(a)	7,739	303,446

See Notes to Financial Statements.

38	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (continued)

WisdomTree MidCap Earnings Fund (EZM)

March 31, 2013

Investments	Shares	Value
Liquidity Services, Inc.*(a)	2,389	$71,216
ValueClick, Inc.*	9,217	272,362

Total Internet Software & Services		3,570,737
IT Services – 2.9%
Acxiom Corp.*	6,676	136,190
Booz Allen Hamilton Holding Corp.(a)	30,173	405,525
Broadridge Financial Solutions, Inc.	11,596	288,045
Convergys Corp.	10,645	181,284
CoreLogic, Inc.*	8,752	226,327
DST Systems, Inc.	7,227	515,068
FleetCor Technologies, Inc.*	6,790	520,589
Gartner, Inc.*	6,728	366,071
Global Payments, Inc.	7,632	379,005
Jack Henry & Associates, Inc.	8,266	381,972
Lender Processing Services, Inc.	17,825	453,825
MAXIMUS, Inc.	2,524	201,844
NeuStar, Inc. Class A*	6,399	297,745
Sapient Corp.*	13,605	165,845
Syntel, Inc.	6,614	446,577
Total System Services, Inc.	22,428	555,766
Vantiv, Inc. Class A*	4,178	99,186
VeriFone Systems, Inc.*	16,162	334,230
WEX, Inc.*	2,774	217,759

Total IT Services		6,172,853
Leisure Equipment & Products – 0.1%
Brunswick Corp.	7,239	247,719
Life Sciences Tools & Services – 0.8%
Bio-Rad Laboratories, Inc. Class A*	3,265	411,390
Bruker Corp.*	13,371	255,386
Charles River Laboratories International, Inc.*	5,351	236,889
Covance, Inc.*	3,915	290,963
PAREXEL International Corp.*	4,394	173,607
PerkinElmer, Inc.	1,934	65,060
Techne Corp.	3,375	228,993

Total Life Sciences Tools & Services		1,662,288
Machinery – 6.1%
Actuant Corp. Class A	10,907	333,973
AGCO Corp.	29,199	1,521,852
Chart Industries, Inc.*	1,784	142,738
CLARCOR, Inc.	5,614	294,061
Crane Co.	685	38,264
Gardner Denver, Inc.	7,199	540,717
Graco, Inc.	5,183	300,770
IDEX Corp.	9,082	485,161
Kennametal, Inc.	14,148	552,338
Lincoln Electric Holdings, Inc.	10,623	575,554
Manitowoc Co., Inc. (The)	11,161	229,470
Middleby Corp.*	1,781	270,979
Mueller Industries, Inc.	3,004	160,083
Navistar International Corp.*(a)	2,837	98,075
Nordson Corp.	7,121	469,630
Oshkosh Corp.*	15,621	663,736
Rexnord Corp.*(a)	3,110	66,025
Sauer-Danfoss, Inc.	7,576	$442,666
Snap-On, Inc.	7,904	653,661
SPX Corp.	4,742	374,428
Terex Corp.*	10,022	344,957
Timken Co. (The)	21,954	1,242,157
Toro Co. (The)	6,255	287,980
Trinity Industries, Inc.	10,452	473,789
Valmont Industries, Inc.	4,330	680,979
WABCO Holdings, Inc.*	10,139	715,712
Wabtec Corp.	5,292	540,366
Watts Water Technologies, Inc. Class A	2,799	134,324
Woodward, Inc.	7,371	293,071

Total Machinery		12,927,516
Marine – 0.3%
Kirby Corp.*	6,892	529,306
Media – 1.7%
AMC Networks, Inc. Class A*	6,252	395,002
Cinemark Holdings, Inc.	12,266	361,111
DreamWorks Animation SKG, Inc. Class A*(a)	8,941	169,521
Gannett Co., Inc.	40,983	896,298
John Wiley & Sons, Inc. Class A	10,967	427,274
Lamar Advertising Co. Class A*	174	8,458
Madison Square Garden Co. (The) Class A*	4,698	270,605
Meredith Corp.	6,155	235,490
Morningstar, Inc.	3,194	223,325
Regal Entertainment Group Class A(a)	17,633	293,942
Washington Post Co. (The) Class B(a)	701	313,347

Total Media		3,594,373
Metals & Mining – 2.1%
Allegheny Technologies, Inc.	8,765	277,938
Allied Nevada Gold Corp.*	3,378	55,602
Carpenter Technology Corp.	5,976	294,557
Cliffs Natural Resources, Inc.(a)	51,078	970,993
Coeur d’Alene Mines Corp.*	2,227	42,001
Commercial Metals Co.	28,722	455,243
Compass Minerals International, Inc.	2,762	217,922
Hecla Mining Co.	12,225	48,289
Reliance Steel & Aluminum Co.	13,047	928,555
Steel Dynamics, Inc.	19,708	312,766
Stillwater Mining Co.*(a)	10,275	132,856
United States Steel Corp.(a)	3,342	65,169
Walter Energy, Inc.(a)	9,176	261,516
Worthington Industries, Inc.	9,552	295,921

Total Metals & Mining		4,359,328
Multiline Retail – 0.7%
Big Lots, Inc.*	13,045	460,097
Dillard’s, Inc. Class A	11,238	882,745
Saks, Inc.*	14,152	162,323

Total Multiline Retail		1,505,165
Multi-Utilities – 1.0%
Avista Corp.	7,663	209,966
Black Hills Corp.	1,626	71,609
Integrys Energy Group, Inc.	8,222	478,192

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	39

Schedule of Investments (continued)

WisdomTree MidCap Earnings Fund (EZM)

March 31, 2013

Investments	Shares	Value
MDU Resources Group, Inc.	11,374	$284,236
NorthWestern Corp.	3,734	148,837
TECO Energy, Inc.	30,366	541,122
Vectren Corp.	10,683	378,392

Total Multi-Utilities		2,112,354
Office Electronics – 0.1%
Zebra Technologies Corp. Class A*	6,129	288,860
Oil, Gas & Consumable Fuels – 2.8%
CVR Energy, Inc.	17,260	890,961
Delek US Holdings, Inc.	15,583	614,905
Energen Corp.	8,949	465,438
Gulfport Energy Corp.*	4,565	209,214
Laredo Petroleum Holdings, Inc.*(a)	13,701	250,591
Newfield Exploration Co.*	21,820	489,204
Oasis Petroleum, Inc.*	6,258	238,242
Plains Exploration & Production Co.*	4,121	195,624
Rosetta Resources, Inc.*	7,401	352,140
SandRidge Energy, Inc.*(a)	235,019	1,238,550
SemGroup Corp. Class A*	953	49,289
Targa Resources Corp.	1,538	104,523
W&T Offshore, Inc.	12,442	176,676
Western Refining, Inc.(a)	8,729	309,094
World Fuel Services Corp.	9,727	386,357

Total Oil, Gas & Consumable Fuels		5,970,808
Personal Products – 0.3%
Elizabeth Arden, Inc.*	2,054	82,673
Nu Skin Enterprises, Inc. Class A(a)	10,304	455,437

Total Personal Products		538,110
Pharmaceuticals – 0.7%
Akorn, Inc.*	4,681	64,738
Endo Pharmaceuticals Holdings, Inc.*	15,179	466,906
Impax Laboratories, Inc.*	7,196	111,107
Questcor Pharmaceuticals, Inc.(a)	11,400	370,956
Salix Pharmaceuticals Ltd.*	4,784	244,845
Viropharma, Inc.*	5,739	144,393

Total Pharmaceuticals		1,402,945
Professional Services – 1.2%
Advisory Board Co. (The)*	1,116	58,612
Corporate Executive Board Co. (The)	2,115	123,009
Dun & Bradstreet Corp. (The)(a)	6,462	540,546
FTI Consulting, Inc.*	5,338	201,029
Manpower, Inc.	10,365	587,903
Robert Half International, Inc.	12,546	470,851
Towers Watson & Co. Class A	8,369	580,139

Total Professional Services		2,562,089
Real Estate Investment Trusts (REITs) – 2.8%
Alexander’s, Inc.	282	92,973
Alexandria Real Estate Equities, Inc.	2,378	168,790
American Campus Communities, Inc.	2,078	94,216
BioMed Realty Trust, Inc.	919	19,850
BRE Properties, Inc.	2,801	136,353
CBL & Associates Properties, Inc.	10,603	250,231
Colonial Properties Trust	727	$16,437
CommonWealth REIT	1,480	33,211
Corrections Corp. of America	8,633	337,291
Douglas Emmett, Inc.	1,732	43,179
DuPont Fabros Technology, Inc.	2,305	55,942
EastGroup Properties, Inc.	903	52,555
EPR Properties	4,901	255,097
Equity Lifestyle Properties, Inc.	885	67,968
Equity One, Inc.	1,164	27,901
Extra Space Storage, Inc.	5,694	223,603
Geo Group, Inc. (The)	5,319	200,101
Government Properties Income Trust	4,240	109,095
Healthcare Realty Trust, Inc.	486	13,798
Highwoods Properties, Inc.(a)	2,563	101,418
Home Properties, Inc.	1,935	122,718
Hospitality Properties Trust	10,195	279,751
LaSalle Hotel Properties	2,841	72,105
Lexington Realty Trust	33,643	396,987
Liberty Property Trust	6,937	275,746
Mack-Cali Realty Corp.	5,249	150,174
Medical Properties Trust, Inc.	10,399	166,800
Mid-America Apartment Communities, Inc.	1,669	115,261
National Health Investors, Inc.	2,434	159,305
National Retail Properties, Inc.(a)	6,948	251,309
Omega Healthcare Investors, Inc.	9,446	286,781
Piedmont Office Realty Trust, Inc. Class A	8,561	167,710
Post Properties, Inc.	2,618	123,308
Potlatch Corp.	902	41,366
PS Business Parks, Inc.	664	52,403
Regency Centers Corp.	643	34,021
RLJ Lodging Trust	2,716	61,816
Senior Housing Properties Trust	11,284	302,750
Sovran Self Storage, Inc.	1,385	89,319
Tanger Factory Outlet Centers, Inc.	2,838	102,679
Washington Real Estate Investment Trust	456	12,695
Weingarten Realty Investors	1,259	39,721
WP Carey, Inc.	3,398	229,025

Total Real Estate Investment Trusts (REITs)		5,833,759
Real Estate Management & Development – 0.3%
Howard Hughes Corp. (The)*	3,225	270,287
Jones Lang LaSalle, Inc.	4,270	424,481

Total Real Estate Management & Development		694,768
Road & Rail – 1.1%
AMERCO	3,308	574,070
Avis Budget Group, Inc.*	9,972	277,521
Con-way, Inc.	6,010	211,612
Genesee & Wyoming, Inc. Class A*	1,743	162,291
Landstar System, Inc.	5,225	298,295
Old Dominion Freight Line, Inc.*	10,240	391,168
Ryder System, Inc.	3,961	236,670
Werner Enterprises, Inc.	8,709	210,235

Total Road & Rail		2,361,862

See Notes to Financial Statements.

40	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (continued)

WisdomTree MidCap Earnings Fund (EZM)

March 31, 2013

Investments	Shares	Value
Semiconductors & Semiconductor Equipment – 1.4%
Atmel Corp.*	25,341	$176,373
Cirrus Logic, Inc.*	7,841	178,383
Cree, Inc.*(a)	2,957	161,777
Cymer, Inc.*	1,280	123,008
Cypress Semiconductor Corp.*	6,374	70,305
Fairchild Semiconductor International, Inc.*	7,864	111,197
Hittite Microwave Corp.*	2,420	146,555
LSI Corp.*	44,318	300,476
MKS Instruments, Inc.	5,788	157,434
ON Semiconductor Corp.*	11,210	92,819
Semtech Corp.*	3,853	136,358
Silicon Laboratories, Inc.*	2,421	100,133
Skyworks Solutions, Inc.*	19,749	435,070
Teradyne, Inc.*	45,003	729,949

Total Semiconductors & Semiconductor Equipment		2,919,837
Software – 1.5%
ACI Worldwide, Inc.*	1,247	60,928
Aspen Technology, Inc.*	136	4,391
Cadence Design Systems, Inc.*	20,685	288,142
CommVault Systems, Inc.*	1,147	94,031
Compuware Corp.*	13,575	169,688
Factset Research Systems, Inc.(a)	4,249	393,457
Fair Isaac Corp.	4,377	199,985
Fortinet, Inc.*	5,777	136,799
Guidewire Software, Inc.*	970	37,287
Informatica Corp.*	5,868	202,270
Mentor Graphics Corp.	15,577	281,165
MICROS Systems, Inc.*	8,321	378,689
Progress Software Corp.*	2,785	63,442
QLIK Technologies, Inc.*	617	15,937
RealPage, Inc.*(a)	253	5,240
SolarWinds, Inc.*	2,859	168,967
Solera Holdings, Inc.	4,199	244,928
Sourcefire, Inc.*	276	16,348
SS&C Technologies Holdings, Inc.*	3,888	116,562
TIBCO Software, Inc.*	11,942	241,467
Tyler Technologies, Inc.*	1,307	80,067
Ultimate Software Group, Inc.*	206	21,457

Total Software		3,221,247
Specialty Retail – 4.3%
Aaron’s, Inc.	10,566	303,033
Abercrombie & Fitch Co. Class A	4,483	207,115
American Eagle Outfitters, Inc.	18,573	347,315
ANN, Inc.*	5,538	160,713
Ascena Retail Group, Inc.*	18,337	340,151
AutoNation, Inc.*	15,866	694,137
Buckle, Inc. (The)(a)	7,273	339,285
Cabela’s, Inc.*	8,686	527,935
Chico’s FAS, Inc.	16,853	283,130
DSW, Inc. Class A	4,485	286,143
Express, Inc.*	20,555	366,085
GameStop Corp. Class A(a)	23,676	$662,218
Genesco, Inc.*	3,833	230,325
GNC Holdings, Inc. Class A	13,603	534,326
Group 1 Automotive, Inc.	3,203	192,404
Guess?, Inc.	18,447	458,039
Hibbett Sports, Inc.*	2,456	138,199
Lumber Liquidators Holdings, Inc.*	1,607	112,844
Men’s Wearhouse, Inc. (The)	8,155	272,540
Penske Automotive Group, Inc.	12,537	418,234
Pier 1 Imports, Inc.	18,020	414,460
Rent-A-Center, Inc.	10,482	387,205
Sally Beauty Holdings, Inc.*	18,653	548,025
Select Comfort Corp.*	6,178	122,139
Vitamin Shoppe, Inc.*	2,002	97,798
Williams-Sonoma, Inc.	10,957	564,505

Total Specialty Retail		9,008,303
Textiles, Apparel & Luxury Goods – 1.1%
Carter’s, Inc.*	5,664	324,377
Columbia Sportswear Co.(a)	3,599	208,310
Deckers Outdoor Corp.*(a)	8,799	490,016
Hanesbrands, Inc.*	11,003	501,297
Iconix Brand Group, Inc.*	10,286	266,099
Steven Madden Ltd.*	5,161	222,646
Tumi Holdings, Inc.*	2,883	60,370
Wolverine World Wide, Inc.	5,327	236,359

Total Textiles, Apparel & Luxury Goods		2,309,474
Thrifts & Mortgage Finance – 0.7%
Capitol Federal Financial, Inc.	12,704	153,337
EverBank Financial Corp.(a)	6,248	96,219
Nationstar Mortgage Holdings, Inc.*(a)	10,573	390,144
People’s United Financial, Inc.	36,403	489,256
TFS Financial Corp.*	2,626	28,440
Washington Federal, Inc.	17,541	306,968

Total Thrifts & Mortgage Finance		1,464,364
Tobacco – 0.0%
Vector Group Ltd.	2,457	39,607
Trading Companies & Distributors – 1.3%
Air Lease Corp.	9,020	264,466
Applied Industrial Technologies, Inc.	5,481	246,645
Beacon Roofing Supply, Inc.*	4,840	187,114
GATX Corp.	5,998	311,716
MRC Global, Inc.*	9,387	309,114
MSC Industrial Direct Co., Inc. Class A	7,055	605,178
United Rentals, Inc.*	2,596	142,702
Watsco, Inc.	2,628	221,225
WESCO International, Inc.*(a)	6,914	502,026

Total Trading Companies & Distributors		2,790,186
Transportation Infrastructure – 0.0%
Macquarie Infrastructure Co. LLC	1,544	83,438
Water Utilities – 0.2%
Aqua America, Inc.	11,758	369,672

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	41

Schedule of Investments (concluded)

WisdomTree MidCap Earnings Fund (EZM)

March 31, 2013

Investments	Shares	Value
Wireless Telecommunication Services – 0.7%
MetroPCS Communications, Inc.*	81,787	$891,478
Telephone & Data Systems, Inc.	11,456	241,378
United States Cellular Corp.*	9,012	324,432

Total Wireless Telecommunication Services		1,457,288
TOTAL COMMON STOCKS (Cost: $172,145,959)		210,628,848
EXCHANGE-TRADED FUND – 0.4%
WisdomTree MidCap Dividend Fund(b) (Cost: $690,460)	12,647	824,711
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 9.7%
Dreyfus Institutional Preferred Money Market Fund, 0.09%(c)
(Cost: $20,418,448)(d)	20,418,448	20,418,448
TOTAL INVESTMENTS IN SECURITIES – 109.6% (Cost: $193,254,867)		231,872,007
Liabilities in Excess of Other Assets – (9.6)%		(20,229,308)

NET ASSETS – 100.0%		$211,642,699
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at March 31, 2013 (See Note 2).

(b)	Affiliated company (See Note 8).

(c)	Rate shown represents annualized 7-day yield as of March 31, 2013.

(d)

At March 31, 2013, the total market value of the Fund’s securities on loan was $20,346,234 and the total market value of the collateral held by the Fund was $20,761,193 (includes non-cash U.S. Treasury securities collateral having a value of $342,745).

See Notes to Financial Statements.

42	WisdomTree Domestic and International Earnings Funds

Schedule of Investments

WisdomTree SmallCap Earnings Fund (EES)

March 31, 2013

Investments	Shares	Value
UNITED STATES – 112.1%
COMMON STOCKS – 99.1%
Aerospace & Defense – 0.8%
AAR Corp.	16,851	$309,890
Aerovironment, Inc.*	6,443	116,812
American Science & Engineering, Inc.	1,508	91,973
Astronics Corp.*	5,100	152,082
GenCorp, Inc.*(a)	5,142	68,389
KEYW Holding Corp. (The)*(a)	785	12,662
LMI Aerospace, Inc.*	4,531	94,199
National Presto Industries, Inc.	2,893	232,886
Orbital Sciences Corp.*	22,022	367,547
Taser International, Inc.*	3,018	23,993

Total Aerospace & Defense		1,470,433
Air Freight & Logistics – 1.0%
Air Transport Services Group, Inc.*	28,926	168,639
Atlas Air Worldwide Holdings, Inc.*	12,416	506,076
Echo Global Logistics, Inc.*	3,987	88,192
Forward Air Corp.	7,471	278,594
HUB Group, Inc. Class A*	10,275	395,176
Pacer International, Inc.*	4,051	20,377
Park-Ohio Holdings Corp.*	12,553	415,881

Total Air Freight & Logistics		1,872,935
Airlines – 0.7%
Hawaiian Holdings, Inc.*(a)	51,294	295,454
SkyWest, Inc.	7,456	119,669
Spirit Airlines, Inc.*	33,026	837,539

Total Airlines		1,252,662
Auto Components – 0.9%
American Axle & Manufacturing Holdings, Inc.*	32,535	444,103
Drew Industries, Inc.	5,590	202,973
Fuel Systems Solutions, Inc.*	2,393	39,413
Gentherm, Inc.*	5,834	95,561
Modine Manufacturing Co.*	7,625	69,387
Spartan Motors, Inc.	1,020	5,416
Standard Motor Products, Inc.	14,563	403,686
Superior Industries International, Inc.	18,100	338,108

Total Auto Components		1,598,647
Automobiles – 0.1%
Winnebago Industries, Inc.*	12,888	266,008
Beverages – 0.2%
Coca-Cola Bottling Co. Consolidated	1,925	116,116
National Beverage Corp.	15,632	219,630

Total Beverages		335,746
Biotechnology – 1.1%
Acorda Therapeutics, Inc.*	6,880	220,366
Astex Pharmaceuticals*	3,290	14,673
Curis, Inc.*(a)	2,653	8,702
Emergent Biosolutions, Inc.*	10,774	150,621
Exelixis, Inc.*(a)	64,329	297,200
Genomic Health, Inc.*	1,573	44,485
Immunomedics, Inc.*	1,335	3,217
PDL BioPharma, Inc.(a)	136,998	$1,001,455
Repligen Corp.*	489	3,379
Spectrum Pharmaceuticals, Inc.(a)	41,587	310,239

Total Biotechnology		2,054,337
Building Products – 0.4%
AAON, Inc.	5,252	144,903
Apogee Enterprises, Inc.	2,958	85,634
Gibraltar Industries, Inc.*	3,026	55,224
Griffon Corp.	6,083	72,509
Insteel Industries, Inc.	806	13,154
Nortek, Inc.*	1,050	74,928
Patrick Industries, Inc.*	8,302	130,840
Universal Forest Products, Inc.	2,513	100,043

Total Building Products		677,235
Capital Markets – 2.8%
Arlington Asset Investment Corp. Class A	8,858	228,625
Artio Global Investors, Inc.	83,185	226,263
BGC Partners, Inc. Class A	44,373	184,592
Calamos Asset Management, Inc. Class A	14,407	169,570
Diamond Hill Investment Group, Inc.	2,017	156,943
Duff & Phelps Corp. Class A	14,315	222,026
Evercore Partners, Inc. Class A	3,660	152,256
Fidus Investment Corp.	10,492	200,922
Financial Engines, Inc.	5,744	208,048
FXCM, Inc. Class A	10,492	143,531
Gladstone Investment Corp.	13,156	96,170
Hercules Technology Growth Capital, Inc.	24,489	299,990
HFF, Inc. Class A	17,569	350,150
Horizon Technology Finance Corp.	9,030	131,928
ICG Group, Inc.*	17,180	214,406
INTL FCStone, Inc.*(a)	9,279	161,547
Investment Technology Group, Inc.*	11,041	121,893
Medley Capital Corp.	12,127	192,213
Oppenheimer Holdings, Inc. Class A	5,433	105,781
Piper Jaffray Cos.*	6,546	224,528
Virtus Investment Partners, Inc.*	6,158	1,147,112
Westwood Holdings Group, Inc.	3,589	159,459

Total Capital Markets		5,097,953
Chemicals – 2.7%
A. Schulman, Inc.	8,987	283,630
ADA-ES, Inc.*(a)	4,039	107,316
American Vanguard Corp.	5,390	164,611
Arabian American Development Co.*	8,850	74,605
Balchem Corp.	5,758	253,006
Calgon Carbon Corp.*	6,447	116,691
Flotek Industries, Inc.*(a)	15,150	247,702
FutureFuel Corp.	16,105	195,676
Hawkins, Inc.	2,763	110,382
Innophos Holdings, Inc.	8,202	447,501
Innospec, Inc.	11,981	530,519
KMG Chemicals, Inc.	3,799	73,852
Koppers Holdings, Inc.	5,817	255,832
Landec Corp.*	5,041	72,943

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	43

Schedule of Investments (continued)

WisdomTree SmallCap Earnings Fund (EES)

March 31, 2013

Investments	Shares	Value
LSB Industries, Inc.*	11,011	$382,963
OM Group, Inc.*	10,553	247,784
Omnova Solutions, Inc.*	21,316	163,494
Quaker Chemical Corp.	3,991	235,549
Stepan Co.	6,888	434,633
Tredegar Corp.	5,523	162,597
Zep, Inc.	7,973	119,675
Zoltek Cos., Inc.*(a)	15,463	184,783

Total Chemicals		4,865,744
Commercial Banks – 12.5%
1st Source Corp.	10,393	246,314
1st United Bancorp, Inc.	3,053	19,722
Access National Corp.	5,390	88,396
Arrow Financial Corp.(a)	4,187	103,168
BancFirst Corp.	5,913	246,572
Bancorp, Inc. (The)*	6,485	89,817
Bank of Marin Bancorp	2,217	88,880
Bank of the Ozarks, Inc.	10,701	474,589
Banner Corp.	7,959	253,335
BBCN Bancorp, Inc.	25,578	334,049
Boston Private Financial Holdings, Inc.	22,227	219,603
Bridge Bancorp, Inc.	2,944	63,325
Bryn Mawr Bank Corp.	4,487	104,457
Camden National Corp.	3,626	119,948
Cardinal Financial Corp.	12,298	223,578
Central Pacific Financial Corp.*	15,947	250,368
Chemical Financial Corp.	9,654	254,673
Citizens & Northern Corp.	6,008	117,156
Citizens Republic Bancorp, Inc.*	86,748	1,956,167
City Holding Co.(a)	5,196	206,749
CoBiz Financial, Inc.	24,398	197,136
Columbia Banking System, Inc.	12,972	285,125
Community Bank System, Inc.	13,529	400,864
Community Trust Bancorp, Inc.	6,692	227,729
CVB Financial Corp.	37,275	420,089
Eagle Bancorp, Inc.*	7,573	165,773
Enterprise Financial Services Corp.	10,104	144,891
Financial Institutions, Inc.	5,323	106,247
First Bancorp	155	2,091
First Bancorp, Inc.	3,616	65,124
First BanCorp.*(a)	315,319	1,964,437
First Busey Corp.	19,350	88,430
First California Financial Group, Inc.*	6,032	51,393
First Commonwealth Financial Corp.	20,205	150,729
First Community Bancshares, Inc.	7,240	114,754
First Financial Bancorp	23,140	371,397
First Financial Bankshares, Inc.(a)	8,839	429,575
First Financial Corp.	5,351	168,503
First Interstate BancSystem, Inc.	17,064	320,974
First Merchants Corp.	10,287	159,140
First of Long Island Corp. (The)	3,379	100,187
German American Bancorp, Inc.	5,165	118,847
Glacier Bancorp, Inc.	23,038	437,261
Great Southern Bancorp, Inc.	9,309	227,047
Hanmi Financial Corp.*	31,126	$498,016
Heartland Financial USA, Inc.	7,438	187,958
Heritage Financial Corp.	4,207	61,002
Home BancShares, Inc.	8,963	337,636
Horizon Bancorp	4,456	90,056
Independent Bank Corp.	7,683	250,389
International Bancshares Corp.	25,910	538,928
Lakeland Bancorp, Inc.	9,386	92,452
Lakeland Financial Corp.	6,547	174,739
MainSource Financial Group, Inc.	10,156	142,590
MB Financial, Inc.	22,554	545,130
Metro Bancorp, Inc.*	3,567	58,998
MidWestOne Financial Group, Inc.	3,703	88,168
National Bankshares, Inc.(a)	2,923	102,100
NBT Bancorp, Inc.	12,744	282,280
Northrim BanCorp, Inc.	2,728	61,298
Old National Bancorp	37,764	519,255
OmniAmerican Bancorp, Inc.*	1,188	30,033
Oriental Financial Group, Inc.	10,587	164,204
Pacific Continental Corp.	4,288	47,897
PacWest Bancorp	9,886	287,781
Park National Corp.(a)	3,839	267,924
Park Sterling Corp.*	1,865	10,519
Peoples Bancorp, Inc.	4,605	103,106
Pinnacle Financial Partners, Inc.*	8,264	193,047
Renasant Corp.	6,453	144,418
Republic Bancorp, Inc. Class A	19,874	449,947
S&T Bancorp, Inc.	8,619	159,796
S.Y. Bancorp, Inc.	5,655	127,238
Sandy Spring Bancorp, Inc.	8,704	174,950
SCBT Financial Corp.(a)	3,406	171,662
Simmons First National Corp. Class A	5,029	127,334
Southside Bancshares, Inc.(a)	8,287	174,110
State Bank Financial Corp.	9,050	148,149
StellarOne Corp.	7,305	117,976
Sterling Bancorp	11,537	117,216
Taylor Capital Group, Inc.*(a)	26,362	421,528
Tompkins Financial Corp.	3,566	150,771
TowneBank	9,907	148,308
Trico Bancshares	5,771	98,684
Union First Market Bankshares Corp.	10,744	210,153
United Community Banks, Inc.*	14,864	168,558
Univest Corp. of Pennsylvania	6,106	106,367
Virginia Commerce Bancorp, Inc.*	13,560	190,518
Washington Trust Bancorp, Inc.	6,161	168,688
WesBanco, Inc.	10,329	247,380
West Coast Bancorp	7,332	178,021
Westamerica Bancorp.(a)	9,657	437,752
Western Alliance Bancorp*	20,580	284,827
Wilshire Bancorp, Inc.*	70,751	479,692

Total Commercial Banks		22,518,158
Commercial Services & Supplies – 2.3%
ABM Industries, Inc.	14,321	318,499
ACCO Brands Corp.*	96,538	644,874

See Notes to Financial Statements.

44	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (continued)

WisdomTree SmallCap Earnings Fund (EES)

March 31, 2013

Investments	Shares	Value
Acorn Energy, Inc.(a)	1,100	$8,085
CECO Environmental Corp.	5,427	70,171
Consolidated Graphics, Inc.*	1,937	75,737
Courier Corp.	4,146	59,744
Ennis, Inc.	7,290	109,860
G&K Services, Inc. Class A	4,284	194,965
Heritage-Crystal Clean, Inc.*(a)	761	11,491
Herman Miller, Inc.	17,548	485,553
InnerWorkings, Inc.*(a)	6,662	100,863
Interface, Inc.	6,396	122,931
Intersections, Inc.(a)	10,746	101,120
Kimball International, Inc. Class B	7,402	67,062
Knoll, Inc.	15,220	275,938
McGrath Rentcorp	7,940	246,934
Mobile Mini, Inc.*	7,895	232,350
Multi-Color Corp.	4,825	124,437
Quad Graphics, Inc.	14,229	340,642
Standard Parking Corp.*	2,842	58,829
Team, Inc.*	4,497	184,692
TMS International Corp. Class A*	10,359	136,739
U.S. Ecology, Inc.	5,684	150,910
Viad Corp.	3,497	96,727

Total Commercial Services & Supplies		4,219,153
Communications Equipment – 1.0%
Anaren, Inc.*	2,256	43,744
Bel Fuse, Inc. Class B	1,508	23,540
Black Box Corp.	7,259	158,319
CalAmp Corp.*	6,494	71,239
Comtech Telecommunications Corp.	6,392	155,198
Digi International, Inc.*	3,936	35,148
Emulex Corp.*	13,981	91,296
Extreme Networks, Inc.*	20,483	69,028
Globecomm Systems, Inc.*	6,865	82,448
Ixia*	15,907	344,227
KVH Industries, Inc.*	905	12,281
Oplink Communications, Inc.*	1,027	16,843
Procera Networks, Inc.*	1,598	19,000
Symmetricom, Inc.*	7,361	33,419
Telular Corp.	2,881	28,983
TESSCO Technologies, Inc.	4,086	88,421
Ubiquiti Networks, Inc.(a)	39,733	545,137

Total Communications Equipment		1,818,271
Computers & Peripherals – 1.1%
Cray, Inc.*	26,845	623,073
Datalink Corp.*	5,926	71,586
Electronics For Imaging, Inc.*	10,501	266,305
QLogic Corp.*	45,653	529,575
Super Micro Computer, Inc.*	10,993	124,111
Synaptics, Inc.*	8,147	331,501

Total Computers & Peripherals		1,946,151
Construction & Engineering – 1.0%
Aegion Corp.*	11,528	266,873
Ameresco, Inc. Class A*	14,159	104,777
Argan, Inc.	4,128	$61,548
Comfort Systems USA, Inc.	5,358	75,494
Dycom Industries, Inc.*	7,417	146,041
Furmanite Corp.*	15,852	106,050
Granite Construction, Inc.	5,975	190,244
Great Lakes Dredge & Dock Corp.	2,326	15,654
Layne Christensen Co.*	1,867	39,916
Michael Baker Corp.	3,351	82,099
MYR Group, Inc.*	5,930	145,641
Northwest Pipe Co.*	2,622	73,364
Pike Electric Corp.	8,865	126,149
Primoris Services Corp.	17,524	387,456

Total Construction & Engineering		1,821,306
Consumer Finance – 2.3%
Cash America International, Inc.	17,062	895,243
DFC Global Corp.*	21,859	363,734
Encore Capital Group, Inc.*(a)	16,066	483,587
EZCORP, Inc. Class A*	40,154	855,280
Green Dot Corp. Class A*(a)	23,371	390,530
Netspend Holdings, Inc.*	12,265	194,891
Regional Management Corp.*	12,092	244,258
World Acceptance Corp.*(a)	8,106	696,062

Total Consumer Finance		4,123,585
Containers & Packaging – 0.3%
AEP Industries, Inc.*	1,913	137,373
Boise, Inc.	35,784	309,889
Myers Industries, Inc.	9,001	125,654

Total Containers & Packaging		572,916
Distributors – 0.3%
Core-Mark Holding Co., Inc.	3,244	166,450
VOXX International Corp.*	20,355	218,002
Weyco Group, Inc.	3,581	87,770

Total Distributors		472,222
Diversified Consumer Services – 2.0%
American Public Education, Inc.*(a)	5,802	202,432
Bridgepoint Education, Inc.*(a)	66,976	685,164
Capella Education Co.*	6,782	211,191
Career Education Corp.*	33,383	79,118
Carriage Services, Inc.	3,210	68,213
Corinthian Colleges, Inc.*	48,894	102,677
Education Management Corp.*(a)	85,396	313,403
Grand Canyon Education, Inc.*	13,285	337,306
K12, Inc.*(a)	4,027	97,091
Matthews International Corp. Class A	9,691	338,119
Regis Corp.(a)	21,708	394,869
Stewart Enterprises, Inc. Class A(a)	43,082	400,232
Strayer Education, Inc.(a)	7,391	357,577
Universal Technical Institute, Inc.	6,743	85,164

Total Diversified Consumer Services		3,672,556
Diversified Financial Services – 0.6%
Interactive Brokers Group, Inc. Class A	22,204	331,062
MarketAxess Holdings, Inc.	9,713	362,295

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	45

Schedule of Investments (continued)

WisdomTree SmallCap Earnings Fund (EES)

March 31, 2013

Investments	Shares	Value
Marlin Business Services Corp.	6,949	$161,147
NewStar Financial, Inc.*	13,912	184,056

Total Diversified Financial Services		1,038,560
Diversified Telecommunication Services – 0.9%
8x8, Inc.*	44,539	305,092
Alaska Communications Systems Group, Inc.	54,383	90,276
Atlantic Tele-Network, Inc.	5,815	282,086
Cincinnati Bell, Inc.*	11,298	36,832
Cogent Communications Group, Inc.	327	8,633
Consolidated Communications Holdings, Inc.	3,889	68,252
General Communication, Inc. Class A*	4,395	40,302
Hawaiian Telcom Holdco, Inc.*	4,945	114,081
IDT Corp. Class B	21,995	265,260
Iridium Communications, Inc.*(a)	47,962	288,731
Lumos Networks Corp.	2,877	38,782
ORBCOMM, Inc.*	6,916	36,032
Premiere Global Services, Inc.*	12,585	138,309

Total Diversified Telecommunication Services		1,712,668
Electric Utilities – 0.4%
Empire District Electric Co. (The)	12,556	281,254
MGE Energy, Inc.	5,929	328,704
Unitil Corp.	3,198	89,960

Total Electric Utilities		699,918
Electrical Equipment – 0.6%
AZZ, Inc.	6,940	334,508
Encore Wire Corp.	4,945	173,174
Global Power Equipment Group, Inc.	4,745	83,607
II-VI, Inc.*	15,122	257,679
LSI Industries, Inc.	2,825	19,718
Powell Industries, Inc.*	1,333	70,076
Thermon Group Holdings, Inc.*	4,754	105,586
Vicor Corp.*	4,234	21,043

Total Electrical Equipment		1,065,391
Electronic Equipment, Instruments & Components – 3.7%
Audience, Inc.*	3,015	45,979
Badger Meter, Inc.	2,492	133,372
Benchmark Electronics, Inc.*	13,078	235,666
Coherent, Inc.	6,387	362,398
Daktronics, Inc.	5,971	62,695
DTS, Inc.*	3,806	63,294
Electro Rent Corp.	7,531	139,625
FARO Technologies, Inc.*	3,479	150,954
Insight Enterprises, Inc.*	29,184	601,774
Invensense, Inc.*(a)	17,248	184,209
Key Tronic Corp.*	7,122	81,618
Maxwell Technologies, Inc.*(a)	5,510	29,699
Measurement Specialties, Inc.*	4,341	172,642
Mercury Systems, Inc.*	4,831	35,604
Mesa Laboratories, Inc.	839	44,459
Methode Electronics, Inc.	5,695	73,352
MTS Systems Corp.	5,057	294,064
Multi-Fineline Electronix, Inc.*	8,294	127,976
Newport Corp.*	20,642	$349,263
OSI Systems, Inc.*	3,865	240,751
Park Electrochemical Corp.	3,492	88,487
PC Connection, Inc.	14,272	233,347
Plexus Corp.*	12,621	306,816
Power-One, Inc.*(a)	101,585	421,578
RealD, Inc.*(a)	3,586	46,618
Richardson Electronics Ltd.	3,337	39,577
Rofin-Sinar Technologies, Inc.*	9,827	266,213
Rogers Corp.*	7,256	345,531
Sanmina Corp.*	83,521	948,799
Scansource, Inc.*	12,113	341,829
Universal Display Corp.*(a)	4,150	121,968
Vishay Precision Group, Inc.*	3,232	47,478

Total Electronic Equipment, Instruments & Components		6,637,635
Energy Equipment & Services – 2.4%
Basic Energy Services, Inc.*(a)	27,997	382,719
Bolt Technology Corp.	2,007	35,042
C&J Energy Services, Inc.*(a)	47,994	1,099,063
Dawson Geophysical Co.*	2,412	72,360
Geospace Technologies Corp.*	2,093	225,877
Global Geophysical Services, Inc.*	20,452	50,107
Gulf Island Fabrication, Inc.	1,108	23,334
Gulfmark Offshore, Inc. Class A	6,348	247,318
Heckmann Corp.*(a)	8,525	36,572
ION Geophysical Corp.*	33,193	226,044
Key Energy Services, Inc.*	88,705	716,736
Matrix Service Co.*	7,374	109,873
Mitcham Industries, Inc.*	11,914	201,585
Natural Gas Services Group, Inc.*	3,415	65,773
Newpark Resources*	45,913	426,073
PHI, Inc.*	2,669	91,307
Pioneer Energy Services Corp.*	22,793	188,042
RigNet, Inc.*	3,062	76,366
TGC Industries, Inc.	9,099	90,080

Total Energy Equipment & Services		4,364,271
Food & Staples Retailing – 1.3%
Andersons, Inc. (The)	9,746	521,606
Chefs’ Warehouse, Inc. (The)*	5,091	94,031
Ingles Markets, Inc. Class A	11,718	251,703
Nash Finch Co.	7,287	142,680
Pantry, Inc. (The)*	2,371	29,566
Roundy’s, Inc.	46,839	307,732
Spartan Stores, Inc.	9,644	169,252
Susser Holdings Corp.*	5,866	299,811
Village Super Market, Inc. Class A	4,544	153,087
Weis Markets, Inc.	10,556	429,629

Total Food & Staples Retailing		2,399,097
Food Products – 1.0%
Alico, Inc.	2,515	116,319
Annie’s, Inc.*(a)	1,435	54,903
Boulder Brands, Inc.*(a)	3,013	27,057

See Notes to Financial Statements.

46	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (continued)

WisdomTree SmallCap Earnings Fund (EES)

March 31, 2013

Investments	Shares	Value
Calavo Growers, Inc.	3,055	$87,923
Cal-Maine Foods, Inc.	8,086	344,140
Diamond Foods, Inc.*(a)	16,404	276,571
Dole Food Co., Inc.*(a)	12,094	131,825
Inventure Foods, Inc.*	4,403	34,255
J&J Snack Foods Corp.	3,997	307,329
John B. Sanfilippo & Son, Inc.	5,712	114,126
Omega Protein Corp.*	3,610	38,808
Sanderson Farms, Inc.	2,078	113,500
Seneca Foods Corp. Class A*	5,906	195,016

Total Food Products		1,841,772
Gas Utilities – 0.4%
Chesapeake Utilities Corp.	2,805	137,585
Delta Natural Gas Co., Inc.	1,446	31,610
Laclede Group, Inc. (The)	8,072	344,674
Northwest Natural Gas Co.	6,838	299,641

Total Gas Utilities		813,510
Health Care Equipment & Supplies – 1.4%
Abaxis, Inc.	1,918	90,760
ABIOMED, Inc.*(a)	4,733	88,365
Analogic Corp.	2,897	228,921
Anika Therapeutics, Inc.*	4,978	72,280
Atrion Corp.	594	114,042
Cantel Medical Corp.	5,164	155,230
CONMED Corp.	7,594	258,652
CryoLife, Inc.	5,670	34,077
Cynosure, Inc. Class A*	1,664	43,547
Exactech, Inc.*	3,183	65,856
Greatbatch, Inc.*	1,587	47,404
ICU Medical, Inc.*	3,044	179,444
Integra LifeSciences Holdings Corp.*	4,428	172,736
Invacare Corp.	2,084	27,196
Masimo Corp.	15,090	296,066
Meridian Bioscience, Inc.(a)	7,704	175,805
Merit Medical Systems, Inc.*	8,684	106,466
Neogen Corp.*	2,498	123,826
PhotoMedex, Inc.*(a)	4,516	72,662
Rochester Medical Corp.*	718	10,497
RTI Biologics, Inc.*	11,103	43,746
Spectranetics Corp.*	692	12,823
SurModics, Inc.*	2,478	67,525
Symmetry Medical, Inc.*	2,000	22,900
Vascular Solutions, Inc.*	3,226	52,326
Wright Medical Group, Inc.*	288	6,857

Total Health Care Equipment & Supplies		2,570,009
Health Care Providers & Services – 2.3%
Acadia Healthcare Co., Inc.*	293	8,611
Accretive Health, Inc.*(a)	6,785	68,936
Almost Family, Inc.	4,738	96,797
Amedisys, Inc.*	15,591	173,372
AMN Healthcare Services, Inc.*	3,810	60,312
Amsurg Corp.*	10,344	347,972
Assisted Living Concepts, Inc. Class A(a)	3,515	41,793
Bio-Reference Labs, Inc.*(a)	6,797	$176,586
BioScrip, Inc.*	427	5,427
Capital Senior Living Corp.*	147	3,885
Chindex International, Inc.*	1,332	18,302
Corvel Corp.*	2,720	134,613
Ensign Group, Inc. (The)	8,525	284,735
Five Star Quality Care, Inc.*	59,395	397,353
Gentiva Health Services, Inc.*	15,575	168,522
Hanger, Inc.*	11,287	355,879
IPC The Hospitalist Co., Inc.*	4,065	180,811
Kindred Healthcare, Inc.*	5,374	56,588
Landauer, Inc.	1,974	111,294
National Healthcare Corp.	5,028	229,880
PharMerica Corp.*	9,166	128,324
Providence Service Corp. (The)*	3,009	55,637
Skilled Healthcare Group, Inc. Class A*	17,120	112,478
Triple-S Management Corp. Class B*	14,519	252,921
U.S. Physical Therapy, Inc.	3,161	84,873
Universal American Corp.	12,553	104,567
Vanguard Health Systems, Inc.*	36,508	542,874

Total Health Care Providers & Services		4,203,342
Health Care Technology – 0.5%
Computer Programs & Systems, Inc.	2,621	141,822
Greenway Medical Technologies, Inc.*(a)	1,005	15,979
HealthStream, Inc.*	1,589	36,452
MedAssets, Inc.*	3,060	58,905
Medidata Solutions, Inc.*	4,629	268,389
Omnicell, Inc.*	4,554	85,980
Quality Systems, Inc.	18,631	340,575
Vocera Communications, Inc.*	373	8,579

Total Health Care Technology		956,681
Hotels, Restaurants & Leisure – 4.0%
AFC Enterprises*	5,153	187,209
Ameristar Casinos, Inc.	18,871	494,986
Biglari Holdings, Inc.*	339	126,511
BJ’s Restaurants, Inc.*	5,119	170,360
Bob Evans Farms, Inc.	8,458	360,480
Bravo Brio Restaurant Group, Inc.*	6,337	100,315
CEC Entertainment, Inc.	7,022	229,971
Churchill Downs, Inc.	4,049	283,592
Denny’s Corp.*	107,237	618,758
DineEquity, Inc.	5,417	372,635
Einstein Noah Restaurant Group, Inc.	4,641	68,826
Fiesta Restaurant Group, Inc.*	871	23,142
Ignite Restaurant Group, Inc.*	6,061	88,976
Interval Leisure Group, Inc.	8,742	190,051
Isle of Capri Casinos, Inc.*	3,874	24,367
Jack In The Box, Inc.*	7,490	259,079
Krispy Kreme Doughnuts, Inc.*	85,415	1,233,393
Marcus Corp.	8,774	109,587
Multimedia Games Holding Co., Inc.*	7,820	163,203
Pinnacle Entertainment, Inc.*	12,366	180,791
Red Robin Gourmet Burgers, Inc.*	3,526	160,786

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	47

Schedule of Investments (continued)

WisdomTree SmallCap Earnings Fund (EES)

March 31, 2013

Investments	Shares	Value
Ruby Tuesday, Inc.*	8,741	$64,421
SHFL Entertainment, Inc.*	13,079	216,719
Sonic Corp.*	17,113	220,415
Speedway Motorsports, Inc.	10,647	191,540
Texas Roadhouse, Inc.	21,663	437,376
Town Sports International Holdings, Inc.	7,408	70,080
WMS Industries, Inc.*	20,572	518,620

Total Hotels, Restaurants & Leisure		7,166,189
Household Durables – 1.1%
American Greetings Corp. Class A	7,617	122,634
Bassett Furniture Industries, Inc.	4,349	69,410
Blyth, Inc.(a)	4,601	79,873
Cavco Industries, Inc.*	601	28,589
Ethan Allen Interiors, Inc.(a)	10,607	349,182
Flexsteel Industries, Inc.	3,127	77,362
Hooker Furniture Corp.	2,172	34,622
iRobot Corp.*(a)	8,598	220,625
La-Z-Boy, Inc.	16,388	309,241
Libbey, Inc.*	2,360	45,619
M/I Homes, Inc.*	877	21,443
NACCO Industries, Inc. Class A	5,000	266,800
Skullcandy, Inc.*(a)	16,815	88,783
Universal Electronics, Inc.*	5,060	117,645
Zagg, Inc.*(a)	15,349	111,741

Total Household Durables		1,943,569
Household Products – 0.2%
Central Garden and Pet Co. Class A*	10,108	83,088
Orchids Paper Products Co.	2,350	54,826
WD-40 Co.	3,799	208,071

Total Household Products		345,985
Industrial Conglomerates – 0.2%
Raven Industries, Inc.	10,132	340,537
Insurance – 3.0%
American Equity Investment Life Holding Co.(a)	32,803	488,437
AMERISAFE, Inc.	4,792	170,308
Baldwin & Lyons, Inc. Class B	6,888	163,866
Citizens, Inc.*	2,233	18,735
Donegal Group, Inc. Class A	3,445	52,605
eHealth, Inc.*	1,327	23,727
EMC Insurance Group, Inc.	6,140	161,666
Employers Holdings, Inc.	9,510	223,010
FBL Financial Group, Inc. Class A	10,069	391,281
Homeowners Choice, Inc.(a)	4,768	129,928
Horace Mann Educators Corp.	22,613	471,481
Infinity Property & Casualty Corp.	2,395	134,599
Kansas City Life Insurance Co.	3,126	122,320
National Financial Partners Corp.*	6,273	140,703
National Interstate Corp.	6,704	200,986
National Western Life Insurance Co. Class A	1,984	349,184
Navigators Group, Inc. (The)*	3,904	229,360
Phoenix Cos., Inc. (The)*(a)	6,652	204,682
Safety Insurance Group, Inc.	5,594	274,945
Selective Insurance Group, Inc.	13,504	324,231
State Auto Financial Corp.	23,165	$403,534
Stewart Information Services Corp.(a)	8,184	208,446
United Fire Group, Inc.	12,615	321,304
Universal Insurance Holdings, Inc.	35,329	171,346

Total Insurance		5,380,684
Internet & Catalog Retail – 0.2%
1-800-FLOWERS.COM, Inc. Class A*	15,121	75,151
Blue Nile, Inc.*(a)	981	33,795
Nutrisystem, Inc.	2,712	22,998
Overstock.com, Inc.*(a)	852	10,497
PetMed Express, Inc.(a)	6,975	93,570
Shutterfly, Inc.*	960	42,403

Total Internet & Catalog Retail		278,414
Internet Software & Services – 1.5%
Bankrate, Inc.*(a)	16,877	201,511
Blucora, Inc.*	14,140	218,887
Constant Contact, Inc.*	8,659	112,394
Dealertrack Technologies, Inc.*	10,900	320,242
Dice Holdings, Inc.*	21,599	218,798
Digital River, Inc.*	3,033	42,887
Earthlink, Inc.	9,349	50,672
Envestnet, Inc.*	1,846	32,323
Internap Network Services Corp.*	471	4,404
Keynote Systems, Inc.	1,587	22,155
LivePerson, Inc.*	3,642	49,458
LogMein, Inc.*	783	15,049
Monster Worldwide, Inc.*(a)	32,290	163,710
Move, Inc.*	4,470	53,416
NIC, Inc.	7,266	139,217
OpenTable, Inc.*(a)	2,357	148,444
Perficient, Inc.*	6,560	76,490
QuinStreet, Inc.*(a)	5,990	35,760
Responsys, Inc.*	4,923	43,569
SciQuest, Inc.*	761	18,294
SPS Commerce, Inc.*	1,916	81,756
Stamps.com, Inc.*	8,313	207,576
Synacor, Inc.*(a)	9,108	27,233
Travelzoo, Inc.*(a)	5,933	126,788
United Online, Inc.	31,464	189,728
XO Group, Inc.*	4,086	40,860
Zix Corp.*	40,740	145,849

Total Internet Software & Services		2,787,470
IT Services – 2.8%
CACI International, Inc. Class A*	14,406	833,675
Cardtronics, Inc.*	8,501	233,438
Cass Information Systems, Inc.	2,866	120,487
CIBER, Inc.*	7,887	37,069
Computer Task Group, Inc.	3,814	81,581
CSG Systems International, Inc.*	11,588	245,550
EPAM Systems, Inc.*	13,080	303,848
Euronet Worldwide, Inc.*	8,983	236,612
ExlService Holdings, Inc.*	7,186	236,276
Forrester Research, Inc.	5,516	174,581

See Notes to Financial Statements.

48	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (continued)

WisdomTree SmallCap Earnings Fund (EES)

March 31, 2013

Investments	Shares	Value
Global Cash Access Holdings, Inc.*	13,171	$92,856
Hackett Group, Inc. (The)	24,044	109,881
Heartland Payment Systems, Inc.	10,692	352,515
Higher One Holdings, Inc.*(a)	15,560	138,328
iGate Corp.*	11,771	221,413
Lionbridge Technologies, Inc.*	13,418	51,928
ManTech International Corp. Class A(a)	20,112	540,409
MoneyGram International, Inc.*	2,847	51,531
PRGX Global, Inc.*	3,898	27,091
SYKES Enterprises, Inc.*	10,870	173,485
TeleTech Holdings, Inc.*	18,361	389,437
Unisys Corp.*	12,721	289,403
Virtusa Corp.*	7,420	176,299

Total IT Services		5,117,693
Leisure Equipment & Products – 0.8%
Arctic Cat, Inc.*	4,914	214,742
Black Diamond, Inc.*(a)	3,040	27,694
Johnson Outdoors, Inc. Class A*	7,056	168,215
LeapFrog Enterprises, Inc.*(a)	36,399	311,575
Nautilus, Inc.*	9,050	66,065
Smith & Wesson Holding Corp.*(a)	26,187	235,683
Steinway Musical Instruments*	1,732	41,603
Sturm Ruger & Co., Inc.	6,896	349,834

Total Leisure Equipment & Products		1,415,411
Life Sciences Tools & Services – 0.1%
Cambrex Corp.*	9,156	117,105
Luminex Corp.*	3,460	57,159

Total Life Sciences Tools & Services		174,264
Machinery – 4.2%
Alamo Group, Inc.	4,998	191,174
Altra Holdings, Inc.	8,343	227,096
American Railcar Industries, Inc.	6,215	290,489
Ampco-Pittsburgh Corp.	1,677	31,712
Astec Industries, Inc.	5,758	201,127
Barnes Group, Inc.	17,579	508,561
Blount International, Inc.*	13,323	178,262
Briggs & Stratton Corp.	6,994	173,451
CIRCOR International, Inc.	4,057	172,423
Columbus McKinnon Corp.*	10,487	201,875
Commercial Vehicle Group, Inc.*	40,004	312,031
Douglas Dynamics, Inc.	4,743	65,548
Dynamic Materials Corp.	4,247	73,898
EnPro Industries, Inc.*	4,776	244,388
ESCO Technologies, Inc.	5,227	213,575
Federal Signal Corp.*	4,708	38,323
Flow International Corp.*	14,717	57,543
FreightCar America, Inc.	6,222	135,764
Gorman-Rupp Co. (The)	5,049	151,722
Graham Corp.	1,367	33,820
Greenbrier Cos., Inc (The)*	13,061	296,615
Hurco Cos., Inc.*	2,909	79,212
John Bean Technologies Corp.	7,341	152,326
Kadant, Inc.*	5,963	149,075
L.B. Foster Co. Class A	1,692	$74,939
Lindsay Corp.(a)	2,808	247,609
Lydall, Inc.*	4,496	69,014
Meritor, Inc.*	96,116	454,629
Miller Industries, Inc.	4,804	77,104
NN, Inc.*	12,433	117,616
Proto Labs, Inc.*(a)	2,588	127,071
RBC Bearings, Inc.*	6,297	318,376
Standex International Corp.	4,470	246,833
Sun Hydraulics Corp.	6,972	226,660
Tennant Co.	4,402	213,761
Titan International, Inc.	25,785	543,548
Trimas Corp.*	10,313	334,863
Twin Disc, Inc.(a)	6,680	167,534
Wabash National Corp.*	17,838	181,234

Total Machinery		7,580,801
Marine – 0.1%
Matson, Inc.	7,914	194,684
Rand Logistics, Inc.*	958	5,868

Total Marine		200,552
Media – 2.9%
Arbitron, Inc.	6,230	292,000
Belo Corp. Class A	67,453	663,063
Carmike Cinemas, Inc.*	2,565	46,478
Digital Generation, Inc.*(a)	2,568	16,512
Entercom Communications Corp. Class A*(a)	12,259	91,207
EW Scripps Co. Class A*	9,882	118,880
Fisher Communications, Inc.	2,031	79,696
Harte-Hanks, Inc.	18,108	141,061
Journal Communications, Inc. Class A*	21,810	146,563
LIN TV Corp. Class A*	47,073	517,332
McClatchy Co. (The) Class A*(a)	93,985	272,557
National CineMedia, Inc.	7,374	116,362
New York Times Co. (The) Class A*	30,567	299,557
Nexstar Broadcasting Group, Inc. Class A	11,881	213,858
ReachLocal, Inc.*	231	3,456
Saga Communications, Inc. Class A	2,173	100,523
Scholastic Corp.	18,714	498,728
Sinclair Broadcast Group, Inc. Class A	44,118	892,948
Valassis Communications, Inc.	23,385	698,510
World Wrestling Entertainment, Inc. Class A	13,707	120,896

Total Media		5,330,187
Metals & Mining – 1.9%
AMCOL International Corp.	10,726	323,818
Globe Specialty Metals, Inc.	9,793	136,319
Gold Resource Corp.(a)	23,909	311,534
Haynes International, Inc.	4,558	252,057
Kaiser Aluminum Corp.	6,208	401,347
Materion Corp.	4,370	124,545
Metals USA Holdings Corp.	18,726	386,692
Noranda Aluminum Holding Corp.	56,533	253,833
Olympic Steel, Inc.	4,213	100,691
RTI International Metals, Inc.*	3,422	108,443

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	49

Schedule of Investments (continued)

WisdomTree SmallCap Earnings Fund (EES)

March 31, 2013

Investments	Shares	Value
Schnitzer Steel Industries, Inc. Class A	4,376	$116,664
SunCoke Energy, Inc.*	24,237	395,790
Universal Stainless & Alloy*	2,459	89,385
US Silica Holdings, Inc.	19,882	468,818

Total Metals & Mining		3,469,936
Multiline Retail – 0.2%
Fred’s, Inc. Class A	12,986	177,649
Gordmans Stores, Inc.*	8,861	103,762
Tuesday Morning Corp.*	2,255	17,499

Total Multiline Retail		298,910
Multi-Utilities – 0.2%
CH Energy Group, Inc.	4,564	298,440
Oil, Gas & Consumable Fuels – 2.8%
Abraxas Petroleum Corp.*(a)	60,009	138,621
Adams Resources & Energy, Inc.	3,975	202,725
Alon USA Energy, Inc.	15,517	295,599
Bonanza Creek Energy, Inc.*	5,457	211,022
Callon Petroleum Co.*	88,501	327,454
Carrizo Oil & Gas, Inc.*	10,239	263,859
Clayton Williams Energy, Inc.*	2,267	99,136
Cloud Peak Energy, Inc.*	48,270	906,510
Contango Oil & Gas Co.	6,997	280,510
EPL Oil & Gas, Inc.*	6,173	165,498
Evolution Petroleum Corp.*	2,731	27,720
Matador Resources Co.*(a)	4,231	37,487
Northern Oil and Gas, Inc.*(a)	23,588	339,195
Resolute Energy Corp.*	2,608	30,018
REX American Resources Corp.*	5,017	110,976
Rex Energy Corp.*	23,475	386,868
Stone Energy Corp.*	36,864	801,792
Swift Energy Co.*(a)	9,664	143,124
Synergy Resources Corp.*	11,276	77,353
Vaalco Energy, Inc.*	17,939	136,157
Warren Resources, Inc.*	27,524	88,352

Total Oil, Gas & Consumable Fuels		5,069,976
Paper & Forest Products – 1.6%
Buckeye Technologies, Inc.	19,002	569,110
Clearwater Paper Corp.*	6,977	367,618
Deltic Timber Corp.	571	39,239
KapStone Paper and Packaging Corp.	30,398	845,065
Neenah Paper, Inc.	6,857	210,921
PH Glatfelter Co.	13,920	325,450
Schweitzer-Mauduit International, Inc.	13,195	511,042

Total Paper & Forest Products		2,868,445
Personal Products – 0.8%
Female Health Co. (The)	8,008	57,978
Inter Parfums, Inc.	6,599	161,214
Lifevantage Corp.*(a)	28,801	67,682
Medifast, Inc.*	3,125	71,625
Nature’s Sunshine Products, Inc.	9,160	139,598
Prestige Brands Holdings, Inc.*	10,794	277,298
Revlon, Inc. Class A*	14,582	$326,054
USANA Health Sciences, Inc.*(a)	8,362	404,135

Total Personal Products		1,505,584
Pharmaceuticals – 0.7%
BioDelivery Sciences International, Inc.*(a)	16,152	68,000
Hi-Tech Pharmacal Co., Inc.	5,733	189,820
Medicines Co. (The)*	10,941	365,648
Obagi Medical Products, Inc.*	5,208	102,858
POZEN, Inc.*	40,046	211,042
Santarus, Inc.*	6,905	119,664
Sciclone Pharmaceuticals, Inc.*	39,386	181,175

Total Pharmaceuticals		1,238,207
Professional Services – 2.4%
Acacia Research Corp.*	9,595	289,481
Barrett Business Services, Inc.	1,010	53,187
CBIZ, Inc.*(a)	21,182	135,141
CDI Corp.	4,044	69,557
CRA International, Inc.*	1,301	29,103
Exponent, Inc.	3,386	182,641
GP Strategies Corp.*	5,513	131,540
Heidrick & Struggles International, Inc.	830	12,409
Huron Consulting Group, Inc.*	3,720	149,990
ICF International, Inc.*	7,974	216,893
Insperity, Inc.	6,169	175,015
Kelly Services, Inc. Class A	21,186	395,754
Kforce, Inc.	3,019	49,421
Korn/Ferry International*	14,993	267,775
Mistras Group, Inc.*	4,881	118,169
Navigant Consulting, Inc.*	20,894	274,547
On Assignment, Inc.*	9,943	251,657
Pendrell Corp.*	333,424	553,484
Resources Connection, Inc.	9,211	116,980
RPX Corp.*	18,921	266,975
TrueBlue, Inc.*	11,325	239,411
VSE Corp.	5,333	133,272
WageWorks, Inc.*	8,806	220,414

Total Professional Services		4,332,816
Real Estate Investment Trusts (REITs) – 1.3%
Acadia Realty Trust	4,023	111,719
Agree Realty Corp.	2,615	78,711
American Assets Trust, Inc.	1,252	40,077
Campus Crest Communities, Inc.	3,989	55,447
CapLease, Inc.	3,515	22,391
Chesapeake Lodging Trust	4,367	100,179
Coresite Realty Corp.	521	18,225
Franklin Street Properties Corp.	9,018	131,843
Gladstone Commercial Corp.(a)	39	759
Inland Real Estate Corp.	986	9,949
Investors Real Estate Trust	3,326	32,828
LTC Properties, Inc.	6,806	277,208
Monmouth Real Estate Investment Corp. Class A	6,887	76,790
One Liberty Properties, Inc.	2,917	63,357
Pebblebrook Hotel Trust	1,874	48,330

See Notes to Financial Statements.

50	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (continued)

WisdomTree SmallCap Earnings Fund (EES)

March 31, 2013

Investments	Shares	Value
Retail Opportunity Investments Corp.(a)	2,363	$33,106
Sabra Health Care REIT, Inc.	5,068	147,023
Saul Centers, Inc.	1,859	81,313
Select Income REIT	13,341	352,869
Sun Communities, Inc.	512	25,257
UMH Properties, Inc.	1,057	10,855
Universal Health Realty Income Trust	7,823	451,465
Urstadt Biddle Properties, Inc. Class A	3,932	85,560
Whitestone REIT	822	12,445

Total Real Estate Investment Trusts (REITs)		2,267,706
Real Estate Management & Development – 0.1%
Tejon Ranch Co.*	1,449	43,151
Zillow, Inc. Class A*(a)	1,175	64,237

Total Real Estate Management & Development		107,388
Road & Rail – 1.5%
Celadon Group, Inc.	7,905	164,898
Heartland Express, Inc.	20,257	270,228
Knight Transportation, Inc.	20,615	331,902
Marten Transport Ltd.	7,343	147,815
Quality Distribution, Inc.*	40,278	338,738
Roadrunner Transportation Systems, Inc.*	10,101	232,323
Saia, Inc.*	6,686	241,833
Swift Transportation Co.*	59,878	849,070
Universal Truckload Services, Inc.*	5,253	122,552

Total Road & Rail		2,699,359
Semiconductors & Semiconductor Equipment – 2.7%
Advanced Energy Industries, Inc.*	5,079	92,946
Amkor Technology, Inc.*(a)	104,776	419,104
Brooks Automation, Inc.	21,643	220,326
Cabot Microelectronics Corp.*	5,859	203,600
Ceva, Inc.*	4,785	74,646
Diodes, Inc.*	7,140	149,797
Entegris, Inc.*	52,456	517,216
Entropic Communications, Inc.*	8,644	35,181
GT Advanced Technologies, Inc.*(a)	184,662	607,538
Integrated Device Technology, Inc.*	3,540	26,444
Integrated Silicon Solution, Inc.*	1,130	10,362
Intersil Corp. Class A	1,701	14,816
IXYS Corp.	11,477	110,064
Kulicke & Soffa Industries, Inc.*	40,940	473,266
Lattice Semiconductor Corp.*	23,553	128,364
MA-COM Technology Solutions Holdings, Inc.*	7,219	116,009
Micrel, Inc.	11,303	118,795
Monolithic Power Systems, Inc.	4,185	101,988
Nanometrics, Inc.*	3,524	50,851
NVE Corp.*	988	55,743
Omnivision Technologies, Inc.*	8,301	114,388
PDF Solutions, Inc.*	5,254	84,169
Photronics, Inc.*	32,188	215,016
Rudolph Technologies, Inc.*	8,310	97,892
Supertex, Inc.	789	17,524
Ultra Clean Holdings*	15,276	99,294
Ultratech, Inc.*	6,350	251,016
Veeco Instruments, Inc.*(a)	10,539	$403,960
Volterra Semiconductor Corp.*	6,682	94,884

Total Semiconductors & Semiconductor Equipment		4,905,199
Software – 1.5%
Actuate Corp.*	12,733	76,398
Advent Software, Inc.*	6,630	185,441
American Software, Inc. Class A	7,102	59,089
Blackbaud, Inc.	2,058	60,979
BroadSoft, Inc.*(a)	1,899	50,267
Digimarc Corp.	1,827	40,139
Ebix, Inc.(a)	20,220	327,968
Ellie Mae, Inc.*	3,040	73,112
EPIQ Systems, Inc.	3,772	52,921
Exa Corp.*	7,296	69,458
Interactive Intelligence Group, Inc.*	601	26,654
Manhattan Associates, Inc.*	4,233	314,470
MicroStrategy, Inc. Class A*	1,037	104,820
Monotype Imaging Holdings, Inc.	8,190	194,512
Netscout Systems, Inc.*	7,346	180,491
Pegasystems, Inc.	1,343	37,711
PROS Holdings, Inc.*	1,539	41,815
Synchronoss Technologies, Inc.*	6,383	198,064
Tangoe, Inc.*	769	9,528
TeleNav, Inc.*	17,400	112,230
VASCO Data Security International, Inc.*	15,313	129,242
Verint Systems, Inc.*	5,232	191,230
Websense, Inc.*	8,056	120,840

Total Software		2,657,379
Specialty Retail – 4.1%
Aeropostale, Inc.*	23,190	315,384
America’s Car-Mart, Inc.*	4,168	194,812
Asbury Automotive Group, Inc.*	12,589	461,890
bebe Stores, Inc.	8,408	35,061
Big 5 Sporting Goods Corp.	4,377	68,325
Body Central Corp.*	7,567	71,130
Brown Shoe Co., Inc.	1,506	24,096
Cato Corp. (The) Class A	11,523	278,165
Children’s Place Retail Stores, Inc. (The)*	6,962	312,037
Conn’s, Inc.*(a)	2,905	104,290
Destination Maternity Corp.	3,368	78,811
Destination XL Group, Inc.*	72,391	368,470
Finish Line, Inc. (The) Class A	23,168	453,861
Francesca’s Holdings Corp.*(a)	6,490	186,003
Haverty Furniture Cos., Inc.	7,702	158,353
hhgregg, Inc.*(a)	20,752	229,310
Hot Topic, Inc.	5,876	81,559
Jos. A. Bank Clothiers, Inc.*(a)	11,234	448,237
Kirkland’s, Inc.*	7,767	89,010
Lithia Motors, Inc. Class A	10,020	475,750
MarineMax, Inc.*	601	8,168
Mattress Firm Holding Corp.*(a)	10,242	353,759
Monro Muffler Brake, Inc.(a)	6,966	276,620
Office Depot, Inc.*	29,704	116,737

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	51

Schedule of Investments (continued)

WisdomTree SmallCap Earnings Fund (EES)

March 31, 2013

Investments	Shares	Value
PEP Boys-Manny Moe & Jack (The)*	18,546	$218,657
rue21, Inc.*	7,167	210,638
Shoe Carnival, Inc.	6,800	138,992
Sonic Automotive, Inc. Class A	21,146	468,595
Stage Stores, Inc.	8,580	222,050
Stein Mart, Inc.	10,107	84,697
Systemax, Inc.	18,005	178,250
Tilly’s, Inc. Class A*	11,614	147,730
TravelCenters of America LLC*	34,125	327,259
West Marine, Inc.*	6,043	69,071
Zumiez, Inc.*(a)	9,917	227,099

Total Specialty Retail		7,482,876
Textiles, Apparel & Luxury Goods – 1.7%
Cherokee, Inc.	2,155	29,524
Crocs, Inc.*	50,724	751,730
Culp, Inc.	5,092	81,014
G-III Apparel Group Ltd.*	7,172	287,669
Jones Group, Inc. (The)	22,900	291,288
Maidenform Brands, Inc.*	6,553	114,874
Movado Group, Inc.	6,498	217,813
Oxford Industries, Inc.	3,344	177,566
Perry Ellis International, Inc.	3,938	71,632
Quiksilver, Inc.*	66,014	400,705
R.G. Barry Corp.	5,176	69,307
True Religion Apparel, Inc.	9,459	246,974
Unifi, Inc.*	5,979	114,199
Vera Bradley, Inc.*(a)	11,616	274,486

Total Textiles, Apparel & Luxury Goods		3,128,781
Thrifts & Mortgage Finance – 2.3%
Astoria Financial Corp.	25,105	247,535
Bank Mutual Corp.	6,924	38,290
Beneficial Mutual Bancorp, Inc.*	8,497	87,519
Berkshire Hills Bancorp, Inc.	6,519	166,495
Bofi Holding, Inc.*	5,035	180,656
Brookline Bancorp, Inc.	19,202	175,506
Dime Community Bancshares, Inc.	16,353	234,829
Federal Agricultural Mortgage Corp. Class C	1,357	41,782
First Defiance Financial Corp.	4,367	101,839
First Financial Holdings, Inc.	3,795	79,543
Flagstar Bancorp, Inc.*	16,585	231,029
Flushing Financial Corp.	10,729	181,749
Fox Chase Bancorp, Inc.	1,481	25,014
Franklin Financial Corp.	1,382	25,222
HomeStreet, Inc.*	12,818	286,354
Northfield Bancorp, Inc.	7,264	82,519
Northwest Bancshares, Inc.	25,704	326,184
OceanFirst Financial Corp.	7,682	110,775
Oritani Financial Corp.	10,850	168,067
Provident Financial Holdings, Inc.	4,836	82,260
Provident Financial Services, Inc.	22,349	341,269
Provident New York Bancorp	10,521	95,426
Rockville Financial, Inc.	5,719	74,118
Territorial Bancorp, Inc.	3,090	73,480
TrustCo Bank Corp.	32,635	182,103
United Financial Bancorp, Inc.	3,546	$53,899
ViewPoint Financial Group	8,126	163,414
Walker & Dunlop, Inc.*	9,873	177,418
Westfield Financial, Inc.	4,044	31,462
WSFS Financial Corp.	3,167	154,043

Total Thrifts & Mortgage Finance		4,219,799
Tobacco – 0.5%
Alliance One International, Inc.*	21,582	83,954
Universal Corp.	13,508	756,988

Total Tobacco		840,942
Trading Companies & Distributors – 1.6%
Aceto Corp.	8,790	97,305
CAI International, Inc.*	13,772	396,909
DXP Enterprises, Inc.*	4,914	367,076
H&E Equipment Services, Inc.	8,541	174,237
Houston Wire & Cable Co.	7,899	102,292
Kaman Corp.	7,428	263,471
Rush Enterprises, Inc. Class A*	16,863	406,736
TAL International Group, Inc.	17,994	815,308
Titan Machinery, Inc.*(a)	9,115	252,941

Total Trading Companies & Distributors		2,876,275
Transportation Infrastructure – 0.3%
Wesco Aircraft Holdings, Inc.*(a)	31,951	470,319
Water Utilities – 0.5%
American States Water Co.	5,211	299,997
Artesian Resources Corp. Class A	2,181	49,007
California Water Service Group	13,381	266,282
Connecticut Water Service, Inc.	1,783	52,117
Middlesex Water Co.	3,478	67,891
SJW Corp.	4,349	115,248
York Water Co.	2,505	47,094

Total Water Utilities		897,636
Wireless Telecommunication Services – 0.3%
Boingo Wireless, Inc.*(a)	4,353	24,029
NTELOS Holdings Corp.	9,043	115,841
Shenandoah Telecommunications Co.	4,432	67,499
USA Mobility, Inc.	18,553	246,198

Total Wireless Telecommunication Services		453,567
TOTAL COMMON STOCKS (Cost: $149,921,452)		179,110,168
EXCHANGE-TRADED FUND – 0.7%
WisdomTree MidCap Earnings Fund(a)(b) (Cost: $994,676)	16,704	1,178,467

See Notes to Financial Statements.

52	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (concluded)

WisdomTree SmallCap Earnings Fund (EES)

March 31, 2013

Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 12.3%
Dreyfus Institutional Preferred Money Market Fund 0.09%(c) (Cost: $22,182,489)(d)	22,182,489	$22,182,489
TOTAL INVESTMENTS IN SECURITIES – 112.1% (Cost: $173,098,617)		202,471,124
Liabilities in Excess of Other Assets – (12.1)%		(21,784,116)

NET ASSETS – 100.0%		$180,687,008
*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at March 31, 2013 (See Note 2).
(b)	Affiliated company (See Note 8).
(c)	Rate shown represents annualized 7-day yield as of March 31, 2013.
(d)	At March 31, 2013, the total market value of the Fund’s securities on loan was $21,453,108 and the total market value of the collateral held by the Fund was $22,182,489.

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	53

Schedule of Investments

WisdomTree LargeCap Value Fund (EZY)

March 31, 2013

Investments	Shares	Value
UNITED STATES – 100.3%
COMMON STOCKS – 99.7%
Aerospace & Defense – 1.5%
B/E Aerospace, Inc.*	327	$19,715
Curtiss-Wright Corp.	200	6,940
Hexcel Corp.*	284	8,239
Northrop Grumman Corp.	2,018	141,563
Raytheon Co.	2,274	133,688
Teledyne Technologies, Inc.*	145	11,374
Textron, Inc.	1,122	33,447
Triumph Group, Inc.	227	17,819

Total Aerospace & Defense		372,785
Airlines – 0.6%
Alaska Air Group, Inc.*	497	31,788
United Continental Holdings, Inc.*	3,516	112,547

Total Airlines		144,335
Auto Components – 0.2%
Lear Corp.	842	46,200
Beverages – 0.6%
Coca-Cola Enterprises, Inc.	1,621	59,847
Constellation Brands, Inc. Class A*	1,590	75,748
Monster Beverage Corp.*	274	13,081

Total Beverages		148,676
Biotechnology – 0.5%
Biogen Idec, Inc.*	610	117,675
Cubist Pharmaceuticals, Inc.*	194	9,083

Total Biotechnology		126,758
Building Products – 0.1%
Armstrong World Industries, Inc.*	204	11,401
Owens Corning*	490	19,321

Total Building Products		30,722
Chemicals – 1.6%
Airgas, Inc.	209	20,724
Ashland, Inc.	166	12,334
CF Industries Holdings, Inc.	505	96,137
Cytec Industries, Inc.	180	13,334
Eastman Chemical Co.	730	51,005
FMC Corp.	489	27,888
H.B. Fuller Co.	174	6,800
NewMarket Corp.	56	14,580
Rockwood Holdings, Inc.	391	25,587
RPM International, Inc.	463	14,622
Sensient Technologies Corp.	206	8,053
Sherwin-Williams Co. (The)	233	39,351
Valspar Corp.	404	25,149
Westlake Chemical Corp.	260	24,310

Total Chemicals		379,874
Commercial Banks – 0.0%
UMB Financial Corp.	139	6,821
Commercial Services & Supplies – 0.2%
ACCO Brands Corp.*	226	1,510
Cintas Corp.	456	20,123
Clean Harbors, Inc.*	126	$7,319
KAR Auction Services, Inc.	450	9,014
Mine Safety Appliances Co.	106	5,260
Tetra Tech, Inc.*	174	5,305

Total Commercial Services & Supplies		48,531
Communications Equipment – 2.4%
Cisco Systems, Inc.	24,277	507,632
Motorola Solutions, Inc.	1,182	75,684
NETGEAR, Inc.*	146	4,892

Total Communications Equipment		588,208
Computers & Peripherals – 7.1%
Apple, Inc.	3,245	1,436,334
Dell, Inc.	14,161	202,927
Diebold, Inc.	273	8,278
NCR Corp.*	496	13,670
Western Digital Corp.	1,383	69,537

Total Computers & Peripherals		1,730,746
Construction & Engineering – 0.1%
URS Corp.	563	26,692
Consumer Finance – 2.9%
American Express Co.	4,635	312,677
Capital One Financial Corp.	3,613	198,534
Discover Financial Services	4,400	197,296

Total Consumer Finance		708,507
Containers & Packaging – 0.6%
Ball Corp.	664	31,593
Bemis Co., Inc.	432	17,436
Graphic Packaging Holding Co.*	4,235	31,720
MeadWestvaco Corp.	688	24,974
Rock-Tenn Co. Class A	352	32,662
Silgan Holdings, Inc.	235	11,104

Total Containers & Packaging		149,489
Distributors – 0.3%
Genuine Parts Co.	518	40,404
LKQ Corp.*	889	19,345
Pool Corp.	100	4,800

Total Distributors		64,549
Diversified Consumer Services – 0.0%
Coinstar, Inc.*(a)	110	6,426
Diversified Financial Services – 0.2%
McGraw-Hill Cos., Inc. (The)	1,077	56,090
Electric Utilities – 4.7%
American Electric Power Co., Inc.	2,623	127,557
Cleco Corp.	278	13,074
Duke Energy Corp.	2,612	189,605
Edison International	2,402	120,869
Entergy Corp.	1,218	77,026
FirstEnergy Corp.	1,070	45,154
Hawaiian Electric Industries, Inc.	302	8,368
NextEra Energy, Inc.	2,023	157,147
Northeast Utilities	698	30,335

See Notes to Financial Statements.

54	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (continued)

WisdomTree LargeCap Value Fund (EZY)

March 31, 2013

Investments	Shares	Value
NV Energy, Inc.	631	$12,639
Pepco Holdings, Inc.	741	15,857
Pinnacle West Capital Corp.	426	24,661
Portland General Electric Co.	362	10,979
PPL Corp.	3,947	123,581
Southern Co. (The)	2,893	135,740
UIL Holdings Corp.	160	6,334
Xcel Energy, Inc.	1,895	56,282

Total Electric Utilities		1,155,208
Electrical Equipment – 0.1%
Generac Holdings, Inc.	865	30,569
Electronic Equipment, Instruments & Components – 0.6%
Anixter International, Inc.	176	12,306
Arrow Electronics, Inc.*	916	37,208
Avnet, Inc.*	1,225	44,345
FEI Co.	151	9,747
Jabil Circuit, Inc.	1,123	20,753
Molex, Inc.	668	19,559
Tech Data Corp.*	265	12,087

Total Electronic Equipment, Instruments & Components		156,005
Food & Staples Retailing – 7.3%
Casey’s General Stores, Inc.	131	7,637
Costco Wholesale Corp.	1,039	110,248
CVS Caremark Corp.	4,803	264,117
Harris Teeter Supermarkets, Inc.	116	4,955
Kroger Co. (The)	3,951	130,936
PriceSmart, Inc.	40	3,113
Sysco Corp.	2,299	80,856
United Natural Foods, Inc.*	121	5,953
Wal-Mart Stores, Inc.	15,267	1,142,430
Whole Foods Market, Inc.	261	22,642

Total Food & Staples Retailing		1,772,887
Food Products – 2.5%
ConAgra Foods, Inc.	1,596	57,153
Darling International, Inc.*	596	10,704
Flowers Foods, Inc.	405	13,341
Hain Celestial Group, Inc. (The)*(a)	121	7,391
Hillshire Brands Co.	287	10,088
Hormel Foods Corp.	954	39,419
Ingredion, Inc.	388	28,060
J.M. Smucker Co. (The)	438	43,432
Kraft Foods Group, Inc.	2,090	107,698
Mondelez International, Inc. Class A	6,271	191,955
Smithfield Foods, Inc.*	1,480	39,190
Snyder’s-Lance, Inc.	102	2,577
Tyson Foods, Inc. Class A	1,994	49,491

Total Food Products		600,499
Gas Utilities – 0.2%
New Jersey Resources Corp.	176	7,894
ONEOK, Inc.	529	25,217
Southwest Gas Corp.	171	8,116
WGL Holdings, Inc.	164	7,232

Total Gas Utilities		48,459
Health Care Equipment & Supplies – 1.2%
Abbott Laboratories	8,078	$285,315
Health Care Providers & Services – 4.8%
Aetna, Inc.	2,668	136,388
AmerisourceBergen Corp.	1,162	59,785
Cardinal Health, Inc.	1,457	60,640
Centene Corp.*	171	7,531
Cigna Corp.	1,688	105,280
Coventry Health Care, Inc.	694	32,639
Health Net, Inc.*	385	11,019
Henry Schein, Inc.*	301	27,857
Humana, Inc.	960	66,346
LifePoint Hospitals, Inc.*	254	12,309
McKesson Corp.	1,006	108,608
Molina Healthcare, Inc.*	181	5,587
Omnicare, Inc.	486	19,790
Quest Diagnostics, Inc.	785	44,313
UnitedHealth Group, Inc.	5,362	306,760
WellCare Health Plans, Inc.*	271	15,707
WellPoint, Inc.	2,294	151,932

Total Health Care Providers & Services		1,172,491
Hotels, Restaurants & Leisure – 0.7%
Brinker International, Inc.	314	11,822
Buffalo Wild Wings, Inc.*	30	2,626
Darden Restaurants, Inc.	561	28,992
Life Time Fitness, Inc.*	120	5,134
Penn National Gaming, Inc.*	362	19,704
Starbucks Corp.	1,178	67,099
Wyndham Worldwide Corp.	598	38,559

Total Hotels, Restaurants & Leisure		173,936
Household Durables – 0.3%
D.R. Horton, Inc.	553	13,438
Jarden Corp.*	726	31,109
Lennar Corp. Class A(a)	155	6,430
Mohawk Industries, Inc.*	202	22,850

Total Household Durables		73,827
Household Products – 0.9%
Church & Dwight Co., Inc.	369	23,849
Energizer Holdings, Inc.	328	32,711
Kimberly-Clark Corp.	1,613	158,042

Total Household Products		214,602
Independent Power Producers & Energy Traders – 0.1%
AES Corp. (The)	2,624	32,984
Industrial Conglomerates – 0.1%
Carlisle Cos., Inc.	239	16,202
Insurance – 3.8%
Allstate Corp. (The)	1,503	73,752
American Financial Group, Inc.	541	25,633
AmTrust Financial Services, Inc.	435	15,073
Arthur J. Gallagher & Co.	268	11,071
Assurant, Inc.	825	37,133

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	55

Schedule of Investments (continued)

WisdomTree LargeCap Value Fund (EZY)

March 31, 2013

Investments	Shares	Value
Chubb Corp. (The)	1,415	$123,855
CNA Financial Corp.	1,274	41,647
CNO Financial Group, Inc.	3,127	35,804
Erie Indemnity Co. Class A	137	10,348
Fidelity National Financial, Inc. Class A	901	22,732
First American Financial Corp.	415	10,611
Marsh & McLennan Cos., Inc.	1,975	74,991
Mercury General Corp.	245	9,293
ProAssurance Corp.	400	18,932
Progressive Corp. (The)	2,674	67,572
Protective Life Corp.	615	22,017
Prudential Financial, Inc.	3,538	208,707
Reinsurance Group of America, Inc.	555	33,117
RLI Corp.	103	7,400
Torchmark Corp.	635	37,973
W.R. Berkley Corp.	633	28,086

Total Insurance		915,747
Internet & Catalog Retail – 0.2%
HSN, Inc.	186	10,204
Liberty Interactive Corp. Class A*	1,865	39,874
Liberty Ventures*	94	7,104

Total Internet & Catalog Retail		57,182
Internet Software & Services – 0.1%
Equinix, Inc.*	36	7,787
IAC/InterActiveCorp	204	9,115
ValueClick, Inc.*	259	7,653

Total Internet Software & Services		24,555
IT Services – 4.6%
Booz Allen Hamilton Holding Corp.(a)	894	12,015
CACI International, Inc. Class A*	166	9,606
DST Systems, Inc.	224	15,965
International Business Machines Corp.	4,943	1,054,342
NeuStar, Inc. Class A*	208	9,678
Total System Services, Inc.	598	14,819

Total IT Services		1,116,425
Leisure Equipment & Products – 0.3%
Mattel, Inc.	1,469	64,328
Polaris Industries, Inc.	172	15,908

Total Leisure Equipment & Products		80,236
Machinery – 0.7%
Chart Industries, Inc.*	40	3,200
Cummins, Inc.	864	100,060
Kennametal, Inc.	439	17,138
Lincoln Electric Holdings, Inc.	284	15,387
Mueller Industries, Inc.	109	5,809
Valmont Industries, Inc.	121	19,030
Watts Water Technologies, Inc. Class A	156	7,486
Woodward, Inc.	188	7,475

Total Machinery		175,585
Media – 5.8%
CBS Corp. Class B	2,428	113,363
Cinemark Holdings, Inc.	335	9,862
Comcast Corp. Class A	8,668	$364,143
Discovery Communications, Inc. Class A*	1,179	92,835
Gannett Co., Inc.	2,557	55,922
News Corp. Class A	11,214	342,251
Sirius XM Radio, Inc.(a)	9,480	29,198
Time Warner Cable, Inc.	1,308	125,647
Time Warner, Inc.	5,000	288,100

Total Media		1,421,321
Metals & Mining – 0.1%
Carpenter Technology Corp.	111	5,471
Reliance Steel & Aluminum Co.	381	27,116

Total Metals & Mining		32,587
Multiline Retail – 2.0%
Big Lots, Inc.*	284	10,017
Dillard’s, Inc. Class A	406	31,891
Dollar General Corp.*	1,086	54,930
Dollar Tree, Inc.*	589	28,525
Family Dollar Stores, Inc.	364	21,494
Macy’s, Inc.	1,803	75,438
Nordstrom, Inc.	747	41,257
Saks, Inc.*(a)	364	4,175
Target Corp.	3,154	215,891

Total Multiline Retail		483,618
Multi-Utilities – 2.3%
Alliant Energy Corp.	444	22,280
Ameren Corp.	1,209	42,339
Avista Corp.	246	6,740
CenterPoint Energy, Inc.	1,287	30,837
CMS Energy Corp.	1,117	31,209
Consolidated Edison, Inc.	1,077	65,729
Dominion Resources, Inc.	2,152	125,203
DTE Energy Co.	771	52,690
Integrys Energy Group, Inc.	272	15,820
NiSource, Inc.	879	25,790
SCANA Corp.	524	26,808
Sempra Energy	1,013	80,979
Vectren Corp.	274	9,705
Wisconsin Energy Corp.	864	37,057

Total Multi-Utilities		573,186
Oil, Gas & Consumable Fuels – 23.3%
Chevron Corp.	15,563	1,849,196
ConocoPhillips	11,425	686,642
CVR Energy, Inc.	762	39,334
Exxon Mobil Corp.	28,656	2,582,192
HollyFrontier Corp.	2,186	112,470
Phillips 66	5,729	400,858
World Fuel Services Corp.	283	11,241

Total Oil, Gas & Consumable Fuels		5,681,933
Paper & Forest Products – 0.6%
International Paper Co.	2,952	137,504
Personal Products – 0.0%
Nu Skin Enterprises, Inc. Class A	179	7,912

See Notes to Financial Statements.

56	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (concluded)

WisdomTree LargeCap Value Fund (EZY)

March 31, 2013

Investments	Shares	Value
Pharmaceuticals – 4.5%
Abbvie, Inc.	8,078	$329,421
Actavis, Inc.*	322	29,659
Bristol-Myers Squibb Co.	7,012	288,824
Eli Lilly & Co.	7,729	438,930
Questcor Pharmaceuticals, Inc.(a)	103	3,352
Viropharma, Inc.*	440	11,070

Total Pharmaceuticals		1,101,256
Professional Services – 0.1%
Advisory Board Co. (The)*	27	1,418
Towers Watson & Co. Class A	312	21,628

Total Professional Services		23,046
Real Estate Investment Trusts (REITs) – 0.1%
Corrections Corp. of America	320	12,502
Road & Rail – 0.2%
AMERCO	107	18,569
Landstar System, Inc.	107	6,109
Old Dominion Freight Line, Inc.*	286	10,925
Ryder System, Inc.	218	13,025

Total Road & Rail		48,628
Semiconductors & Semiconductor Equipment – 2.5%
Intel Corp.	28,327	618,945
Software – 0.0%
Fair Isaac Corp.	125	5,711
Specialty Retail – 4.2%
Aaron’s, Inc.	324	9,292
Advance Auto Parts, Inc.	259	21,406
American Eagle Outfitters, Inc.	542	10,135
Ascena Retail Group, Inc.*	592	10,982
AutoNation, Inc.*	518	22,663
Bed Bath & Beyond, Inc.*	789	50,827
Cabela’s, Inc.*	245	14,891
CarMax, Inc.*	771	32,151
Dick’s Sporting Goods, Inc.	298	14,095
DSW, Inc. Class A	213	13,589
Express, Inc.*	355	6,323
Foot Locker, Inc.	544	18,627
GameStop Corp. Class A(a)	1,126	31,494
Gap, Inc. (The)	1,798	63,649
Genesco, Inc.*	73	4,387
Home Depot, Inc. (The)	4,493	313,522
Lowe’s Cos., Inc.	3,468	131,507
Men’s Wearhouse, Inc. (The)	182	6,083
O’Reilly Automotive, Inc.*	326	33,431
Penske Automotive Group, Inc.	403	13,444
PetSmart, Inc.	313	19,437
Pier 1 Imports, Inc.	337	7,751
Rent-A-Center, Inc.	303	11,193
Ross Stores, Inc.	652	39,524
Select Comfort Corp.*	87	1,720
TJX Cos., Inc. (The)	2,164	101,167
Tractor Supply Co.	136	$14,162
Ulta Salon Cosmetics & Fragrance, Inc.*	79	6,412

Total Specialty Retail		1,023,864
Textiles, Apparel & Luxury Goods – 1.4%
Carter’s, Inc.*	128	7,331
Crocs, Inc.*	279	4,135
Fossil, Inc.*	135	13,041
Hanesbrands, Inc.*	584	26,607
NIKE, Inc. Class B	2,460	145,165
PVH Corp.	319	34,072
Ralph Lauren Corp.	224	37,925
Steven Madden Ltd.*	144	6,212
VF Corp.	368	61,732

Total Textiles, Apparel & Luxury Goods		336,220
Thrifts & Mortgage Finance – 0.1%
Ocwen Financial Corp.*	515	19,529
Trading Companies & Distributors – 0.3%
Applied Industrial Technologies, Inc.	168	7,560
W.W. Grainger, Inc.	184	41,397
WESCO International, Inc.*(a)	184	13,360

Total Trading Companies & Distributors		62,317
Water Utilities – 0.1%
American Water Works Co., Inc.	549	22,750
TOTAL COMMON STOCKS (Cost: $20,559,009)		24,350,952
EXCHANGE-TRADED FUNDS – 0.2%
WisdomTree Earnings 500 Fund(b)	763	41,523
WisdomTree MidCap Earnings Fund(b)	251	17,708

TOTAL EXCHANGE-TRADED FUNDS (Cost: $53,961)		59,231
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.4%
Dreyfus Institutional Preferred Money Market Fund, 0.09%(c)
(Cost: $99,714)(d)	99,714	99,714
TOTAL INVESTMENTS IN SECURITIES – 100.3% (Cost: $20,712,684)		24,509,897
Liabilities in Excess of Other Assets – (0.3)%		(82,212)

NET ASSETS – 100.0%		$24,427,685
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at March 31, 2013 (See Note 2).

(b)	Affiliated company (See Note 8).

(c)	Rate shown represents annualized 7-day yield as of March 31, 2013.

(d)	At March 31, 2013, the total market value of the Fund’s securities on loan was $81,112 and the total market value of the collateral held by the Fund was $99,714.

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	57

Schedule of Investments

WisdomTree India Earnings Fund (EPI) (consolidated)

March 31, 2013

Investments	Shares	Value
INDIA – 99.7%
COMMON STOCKS – 99.7%
Aerospace & Defense – 0.2%
Bharat Electronics Ltd.	82,659	$1,757,131
Auto Components – 0.3%
Amtek India Ltd.	14,164	18,451
Bharat Forge Ltd.	362,361	1,380,772
Exide Industries Ltd.	863,540	2,056,766
Motherson Sumi Systems Ltd.	39,276	140,303

Total Auto Components		3,596,292
Automobiles – 8.1%
Bajaj Auto Ltd.	277,646	9,192,969
Hero Motocorp Ltd.	251,329	7,130,622
Mahindra & Mahindra Ltd.	1,025,848	16,256,907
Maruti Suzuki India Ltd.	236,554	5,576,320
Tata Motors Ltd.	9,749,075	48,278,998

Total Automobiles		86,435,816
Beverages – 0.2%
United Spirits Ltd.	70,084	2,448,943
Biotechnology – 0.0%
Biocon Ltd.	89,090	448,564
Building Products – 0.1%
Sintex Industries Ltd.	1,559,477	1,321,323
Capital Markets – 0.1%
India Infoline Ltd.	1,368,687	1,527,339
Chemicals – 1.4%
Asian Paints Ltd.	47,881	4,331,975
Berger Paints India Ltd.	26,820	96,350
Castrol India Ltd.	169,117	987,009
Chambal Fertilizers & Chemicals Ltd.	51,971	47,620
Coromandel International Ltd.	351,519	1,196,199
Godrej Industries Ltd.	50,357	272,493
Gujarat Fluorochemicals Ltd.	240,864	1,326,857
Gujarat Narmada Valley Fertilizers Co., Ltd.	29	40
Gujarat State Fertilizers & Chemicals Ltd.	1,364,783	1,468,994
Pidilite Industries Ltd.	111,057	539,040
Tata Chemicals Ltd.	359,294	2,126,016
United Phosphorus Ltd.	1,163,294	2,512,801

Total Chemicals		14,905,394
Commercial Banks – 15.6%
Allahabad Bank	981,436	2,282,493
Andhra Bank	1,663,026	2,896,144
Axis Bank Ltd.	817,011	19,552,644
Bank of Baroda	605,949	7,530,045
Bank of India	911,713	5,080,263
Canara Bank	915,892	6,471,910
Central Bank of India	1,450,132	1,779,647
Corp. Bank	345,983	2,435,886
Dena Bank Ltd.	1,196,266	1,969,932
Federal Bank Ltd.	442,707	3,915,126
HDFC Bank Ltd.	2,002,466	23,040,333
ICICI Bank Ltd.	1,707,719	$32,840,992
IDBI Bank Ltd.	1,952,551	2,883,022
Indian Bank	1,003,766	3,253,236
Indian Overseas Bank	1,383,793	1,656,223
Jammu & Kashmir Bank Ltd.	198,640	4,355,461
Karnataka Bank Ltd.	937,506	2,255,362
Oriental Bank of Commerce	577,557	2,675,784
State Bank of India	616,900	23,526,761
Syndicate Bank	1,543,879	3,123,266
UCO Bank	1,804,430	1,850,910
Union Bank of India Ltd.	1,106,659	4,438,853
Vijaya Bank Ltd.	1,485,600	1,281,962
Yes Bank Ltd.	727,251	5,739,061

Total Commercial Banks		166,835,316
Construction & Engineering – 1.3%
Alstom India Ltd.	9,632	56,631
Engineers India Ltd.	182,837	520,253
Era Infra Engineering Ltd.	619,582	1,531,570
IRB Infrastructure Developers Ltd.	527,413	1,100,920
Larsen & Toubro Ltd.	372,891	9,373,389
Punj Lloyd Ltd.	429,426	440,488
Voltas Ltd.	707,650	981,075

Total Construction & Engineering		14,004,326
Construction Infrastructure – 0.2%
Jaypee Infratech Ltd.	2,973,333	2,171,873
Construction Materials – 1.5%
ACC Ltd.	141,661	3,021,406
Ambuja Cements Ltd.	1,700,450	5,450,200
India Cements Ltd.	534,407	822,505
Madras Cements Ltd.	133,338	623,144
Ultratech Cement Ltd.	167,257	5,751,518

Total Construction Materials		15,668,773
Consumer Finance – 1.3%
Mahindra & Mahindra Financial Services Ltd.	1,029,486	3,693,648
Manappuram Finance Ltd.	3,326,007	1,321,836
Muthoot Finance Ltd.	389,726	1,316,535
Shriram Transport Finance Co., Ltd.	550,992	7,040,228

Total Consumer Finance		13,372,247
Diversified Consumer Services – 0.0%
Educomp Solutions Ltd.	295,348	341,267
Diversified Financial Services – 3.0%
Bajaj Holdings and Investment Ltd.	380,069	6,379,005
Indiabulls Financial Services Ltd.	1,565,193	7,841,804
Kotak Mahindra Bank Ltd.	626,781	7,530,598
L&T Finance Holdings Ltd.*	551,793	749,261
Multi Commodity Exchange of India Ltd.	11,702	178,835
Rural Electrification Corp., Ltd.	2,192,348	8,408,371
SREI Infrastructure Finance Ltd.	1,902,117	936,184

Total Diversified Financial Services		32,024,058
Diversified Telecommunication Services – 0.0%
Tulip Telecom Ltd.*	740,340	118,509

See Notes to Financial Statements.

58	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (continued)

WisdomTree India Earnings Fund (EPI) (consolidated)

March 31, 2013

Investments	Shares	Value
Electric Utilities – 1.3%
CESC Ltd.	359,863	$1,753,629
Power Grid Corp. of India Ltd.	3,494,128	6,801,817
Reliance Infrastructure Ltd.	829,113	4,949,507

Total Electric Utilities		13,504,953
Electrical Equipment – 1.4%
Bharat Heavy Electricals Ltd.	4,018,827	13,087,992
Crompton Greaves Ltd.	894,377	1,543,561
Havells India Ltd.	29,582	350,412
Sterlite Technologies Ltd.	28,310	12,137

Total Electrical Equipment		14,994,102
Electronic Equipment, Instruments & Components – 0.1%
Redington India Ltd.	702,074	1,045,037
Energy Equipment & Services – 0.1%
Aban Offshore Ltd.	134,705	653,821
BGR Energy Systems Ltd.	107,870	381,366

Total Energy Equipment & Services		1,035,187
Food Products – 0.5%
GlaxoSmithKline Consumer Healthcare Ltd.	12,226	944,720
McLeod Russel India Ltd.	181,821	1,171,048
Nestle India Ltd.	27,248	2,300,262
Tata Global Beverages Ltd.	445,585	1,048,170

Total Food Products		5,464,200
Gas Utilities – 1.0%
GAIL India Ltd.	1,433,147	8,391,886
Gujarat State Petronet Ltd.	769,341	948,406
Indraprastha Gas Ltd.	220,748	1,125,673

Total Gas Utilities		10,465,965
Health Care Equipment & Supplies – 0.1%
Opto Circuits India Ltd.	851,579	939,322
Health Care Providers & Services – 0.1%
Apollo Hospitals Enterprise Ltd.	98,021	1,512,968
Hotels, Restaurants & Leisure – 0.0%
Jubilant Foodworks Ltd.*	9,040	207,404
Household Durables – 0.0%
TTK Prestige Ltd.	1,490	88,926
Household Products – 1.2%
Hindustan Unilever Ltd.	1,493,635	12,832,619
Independent Power Producers & Energy Traders – 1.9%
GVK Power & Infrastructure Ltd.*	4,042,142	680,508
Jaiprakash Power Ventures Ltd.*	982,282	471,712
JSW Energy Ltd.	1,260,025	1,268,139
NHPC Ltd.	12,591,241	4,598,641
NTPC Ltd.	4,639,830	12,118,195
PTC India Ltd.	938,025	1,034,675

Total Independent Power Producers & Energy Traders		20,171,870
Industrial Conglomerates – 0.7%
Aditya Birla Nuvo Ltd.	134,100	2,407,015
Jaiprakash Associates Ltd.	2,721,588	3,277,423
Max India Ltd.	163,355	$673,407
Siemens Ltd.	131,958	1,332,084

Total Industrial Conglomerates		7,689,929
Insurance – 0.3%
Bajaj Finserv Ltd.	256,562	3,642,142
IT Services – 14.1%
Core Education & Technologies Ltd.	257,771	243,543
eClerx Services Ltd.	23,304	258,531
HCL Technologies Ltd.	579,216	8,472,433
Hexaware Technologies Ltd.	697,193	1,084,594
Infosys Ltd.	1,470,381	78,168,267
MindTree Ltd.	10,613	178,585
Mphasis Ltd.	559,734	4,032,968
Polaris Financial Technology Ltd.	366,304	750,131
Satyam Computer Services Ltd.*	3,766,488	8,898,198
Tata Consultancy Services Ltd.	1,117,743	32,406,321
Tech Mahindra Ltd.	136,356	2,658,127
Wipro Ltd.	1,752,687	14,097,279

Total IT Services		151,248,977
Life Sciences Tools & Services – 0.2%
Divi’s Laboratories Ltd.	129,329	2,349,814
Machinery – 0.4%
Abg Shipyard Ltd.*	3,640	21,656
Ashok Leyland Ltd.	4,134,399	1,662,127
Cummins India Ltd.	228,218	2,095,323
Eicher Motors Ltd.	10,213	481,467
Thermax Ltd.	42,038	435,927

Total Machinery		4,696,500
Media – 0.7%
Eros International Media Ltd.	13,310	42,330
Sun TV Network Ltd.	386,122	2,774,253
Zee Entertainment Enterprises Ltd.	1,297,752	5,025,058

Total Media		7,841,641
Metals & Mining – 7.3%
Bhushan Steel Ltd.*(a)	30,229	136,545
Bhushan Steel Ltd.	418,222	3,526,223
Gujarat Mineral Development Corp., Ltd.	197,843	607,908
Hindalco Industries Ltd.	6,372,285	10,739,674
Hindustan Zinc Ltd.	1,165,416	2,601,011
Jindal Saw Ltd.	865,302	1,307,108
Jindal Steel & Power Ltd.	2,141,070	13,699,303
JSW Steel Ltd.	278,042	3,439,587
MOIL Ltd.	313,731	1,286,961
NMDC Ltd.	1,640,695	4,138,717
Sesa Goa Ltd.	3,561,979	10,191,127
Steel Authority of India Ltd.	3,348,762	3,854,003
Sterlite Industries India Ltd.	6,084,389	10,489,554
Tata Steel Ltd.	1,961,702	11,291,968
Welspun Corp., Ltd.	966,011	894,915

Total Metals & Mining		78,204,604

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	59

Schedule of Investments (concluded)

WisdomTree India Earnings Fund (EPI) (consolidated)

March 31, 2013

Investments	Shares	Value
Oil, Gas & Consumable Fuels – 19.9%
Bharat Petroleum Corp., Ltd.	526,521	$3,659,006
Cairn India Ltd.	3,122,128	15,650,851
Coal India Ltd.	2,130,725	12,117,886
Great Eastern Shipping Co., Ltd. (The)	400,907	1,697,308
Hindustan Oil Exploration Co., Ltd.*	24,276	23,316
Hindustan Petroleum Corp., Ltd.	312,245	1,638,496
Indian Oil Corp., Ltd.	2,272,072	11,772,134
Mangalore Refinery & Petrochemicals Ltd.	1,461,548	1,332,469
Oil & Natural Gas Corp., Ltd.	13,072,436	74,898,925
Petronet LNG Ltd.	817,783	2,038,815
Reliance Industries Ltd.	6,168,619	87,722,643

Total Oil, Gas & Consumable Fuels		212,551,849
Personal Products – 0.7%
Colgate-Palmolive India Ltd.	45,290	1,034,670
Dabur India Ltd.	848,384	2,137,741
Godrej Consumer Products Ltd.	254,756	3,646,737
Marico Ltd.	127,459	499,283

Total Personal Products		7,318,431
Pharmaceuticals – 3.4%
Cadila Healthcare Ltd.	128,973	1,762,552
Cipla Ltd.	805,978	5,631,466
Dr. Reddy’s Laboratories Ltd.	186,381	6,057,811
Glenmark Pharmaceuticals Ltd.	370,304	3,153,886
Ipca Laboratories Ltd.	56,954	554,765
Lupin Ltd.	343,668	3,974,471
Strides Arcolab Ltd. Class Preference	52,559	843,265
Sun Pharmaceutical Industries Ltd.	887,490	13,372,768
Torrent Pharmaceuticals Ltd.	2,762	35,347
Wockhardt Ltd.*	31,205	1,151,341

Total Pharmaceuticals		36,537,672
Real Estate Management & Development – 0.8%
Anant Raj Industries Ltd.	384,774	444,596
DLF Ltd.	788,189	3,403,642
Housing Development & Infrastructure Ltd.*	3,129,798	2,660,472
Sobha Developers Ltd.	33,534	214,778
Unitech Ltd.*	4,343,434	1,882,022

Total Real Estate Management & Development		8,605,510
Road & Rail – 0.3%
Container Corp. of India	162,442	3,080,121
Software – 0.4%
Financial Technologies India Ltd.	64,144	841,012
KPIT Cummins Infosystems Ltd.	194,645	346,314
NIIT Technologies Ltd.	112,286	583,433
Oracle Financial Services Software Ltd.*	56,380	2,655,928

Total Software		4,426,687
Textiles, Apparel & Luxury Goods – 0.6%
Arvind Ltd.	1,503,121	2,139,216
Bata India Ltd.	11,502	152,023
Gitanjali Gems Ltd.	255,853	2,788,727
Raymond Ltd.	8,722	$45,873
Titan Industries Ltd.	215,247	1,015,443

Total Textiles, Apparel & Luxury Goods		6,141,282
Thrifts & Mortgage Finance – 4.7%
Dewan Housing Finance Corp., Ltd.	449,928	1,341,919
Housing Development Finance Corp.	3,224,717	49,023,412

Total Thrifts & Mortgage Finance		50,365,331
Tobacco – 1.7%
ITC Ltd.	3,204,413	18,244,813
Trading Companies & Distributors – 0.4%
Adani Enterprises Ltd.	997,575	3,711,309
Transportation Infrastructure – 0.2%
Adani Port and Special Economic Zone	991,769	2,530,973
Wireless Telecommunication Services – 1.9%
Bharti Airtel Ltd.	2,649,206	14,220,899
Idea Cellular Ltd.*	1,285,643	2,694,291
Reliance Communications Ltd.	2,795,773	2,844,641

Total Wireless Telecommunication Services		19,759,831
TOTAL COMMON STOCKS (Cost: $1,031,726,009)		1,068,187,140

	Principal amount
FOREIGN CORPORATE BOND – 0.0%
Chemicals – 0.0%
Coromandel International Ltd. 9.00%, 7/23/16 (Cost: $80,432)	4,115,040INR	$77,228
TOTAL INVESTMENTS IN SECURITIES – 99.7% (Cost: $1,031,806,441)		1,068,264,368
Cash, Foreign Currency and Other Assets in Excess of Liabilities – 0.3%		2,809,842

NET ASSETS – 100.0%		$1,071,074,210
INR	– Indian Rupee

*	Non-income producing security.

(a)	Partly paid equity shares – successful applicants paid a percentage of the issue price on application, with the balance payable on call.

See Notes to Financial Statements.

60	WisdomTree Domestic and International Earnings Funds

Statements of Assets and Liabilities

WisdomTree Domestic and International Earnings Funds

March 31, 2013

	WisdomTree Total Earnings Fund	WisdomTree Earnings 500 Fund	WisdomTree MidCap Earnings Fund	WisdomTree SmallCap Earnings Fund	WisdomTree LargeCap Value Fund	WisdomTree India Earnings Fund (consolidated)
ASSETS:

Investments, at cost	$43,847,679	$54,484,722	$192,564,407	$172,103,941	$20,658,723	$1,031,806,441

Investment in affiliates, at cost (Note 8)	—	149,738	690,460	994,676	53,961	—

Foreign currency, at cost	—	—	—	—	—	4,162,992
Investments in securities, at value (including securities on loan) (Note 2)[1]	53,957,296	65,727,254	231,047,296	201,292,657	24,450,666	1,068,264,368

Investment in affiliates, at value (Note 8)	—	168,569	824,711	1,178,467	59,231	—

Cash	14,835	14,469	61,226	271,941	1,319	4,860

Foreign currency, at value	—	—	—	—	—	4,167,364

Receivables:

Dividends and interest	64,258	81,992	194,261	183,515	23,997	1,303,449

Investment securities sold	—	—	—	—	—	1,911,771
Total Assets	54,036,389	65,992,284	232,127,494	202,926,580	24,535,213	1,075,651,812
LIABILITIES:

Payables:

Investment of cash collateral for securities loaned (Note 2)	694,758	623,227	20,418,448	22,182,489	99,714	—

Investment securities purchased	—	—	—	—	—	3,799,464

Advisory fees (Note 3)	12,540	15,300	65,584	56,425	7,724	774,035

Service fees (Note 2)	197	241	763	658	90	4,103
Total Liabilities	707,495	638,768	20,484,795	22,239,572	107,528	4,577,602
NET ASSETS	$53,328,894	$65,353,516	$211,642,699	$180,687,008	$24,427,685	$1,071,074,210
NET ASSETS:

Paid-in capital	$49,711,802	$74,015,352	$194,873,366	$178,499,638	$30,881,423	$1,301,057,688

Undistributed net investment income	15,246	19,605	106,429	80,476	1,702	345,749

Accumulated net realized loss on investments and foreign currency related transactions	(6,507,771)	(19,942,804)	(21,954,236)	(27,265,613)	(10,252,653)	(266,793,165)

Net unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	10,109,617	11,261,363	38,617,140	29,372,507	3,797,213	36,463,938
NET ASSETS	$53,328,894	$65,353,516	$211,642,699	$180,687,008	$24,427,685	$1,071,074,210
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	950,000	1,200,000	3,000,000	2,850,000	500,000	59,600,000
Net asset value per share	$56.14	$54.46	$70.55	$63.40	$48.86	$17.97
[1]	Market value of securities out on loan were as follows: $715,696, $471,847, $20,346,234, $21,453,108, $81,112 and $0, respectively.

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	61

Statements of Operations

WisdomTree Domestic and International Earnings Funds

For the Year Ended March 31, 2013

	WisdomTree Total Earnings Fund	WisdomTree Earnings 500 Fund	WisdomTree MidCap Earnings Fund	WisdomTree SmallCap Earnings Fund	WisdomTree LargeCap Value Fund	WisdomTree India Earnings Fund (consolidated)
INVESTMENT INCOME:

Dividends[1]	$1,101,141	$1,442,128	$3,244,413	$3,053,862	$737,195	$17,724,764

Dividends from affiliates (Note 8)	845	4,655	16,720	11,709	1,504	—

Interest	2	3	6	9	2	2,766

Securities lending income (Note 2)	9,892	2,882	258,597	269,131	1,156	—
Total investment income	1,111,880	1,449,668	3,519,736	3,334,711	739,857	17,727,530
EXPENSES:

Advisory fees (Note 3)	130,516	169,138	613,527	571,270	106,337	7,853,445

Service fees (Note 2)	2,049	2,658	7,104	6,615	1,229	43,927

Custody and accounting	—	—	—	—	—	492,798

Tax expense (Note 7)	—	—	—	—	—	246,519

Interest expense (Note 9)	—	—	—	—	—	35,775

Professional fees	—	—	—	—	—	35,141

Printing	—	—	—	—	—	22,329

Pricing	—	—	—	—	—	17,154

IOPV Fees[2]	—	—	—	—	—	12,751

Insurance	—	—	—	—	—	8,278

Listing costs	—	—	—	—	—	4,793

Compliance	—	—	—	—	—	942

Other	—	—	—	—	—	16,819
Total expenses	132,565	171,796	620,631	577,885	107,566	8,790,671
Expenses reimbursements/waivers (Note 3)	—	(12)	(655)	(1,033)	—	(162,800)
Net expenses	132,565	171,784	619,976	576,852	107,566	8,627,871
Net investment income	979,315	1,277,884	2,899,760	2,757,859	632,291	9,099,659
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	4,020	(40,881)	(5,284,081)	(7,807,167)	1,168,060	(65,366,853)

Investment transactions from affiliates (Note 8)	12,258	21,495	52,310	24,105	16,346	—

In-kind redemptions	—	2,880,256	13,220,399	15,017,616	1,165,123	—

In-kind redemptions from affiliates (Note 8)	—	6,453	—	1,353	4,484	—

Forward foreign currency contracts and foreign currency related transactions	—	—	—	—	—	(890,160)
Net realized gain (loss)	16,278	2,867,323	7,988,628	7,235,907	2,354,013	(66,257,013)
Net change in unrealized appreciation (depreciation) from:

Investment transactions	5,511,294	2,790,109	18,041,669	11,327,907	149,410	15,299,195

Translation of assets and liabilities denominated in foreign currencies	—	—	—	—	—	(4,471)
Net change in unrealized appreciation (depreciation)	5,511,294	2,790,109	18,041,669	11,327,907	149,410	15,294,724
Net realized and unrealized gain (loss) on investments	5,527,572	5,657,432	26,030,297	18,563,814	2,503,423	(50,962,289)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$6,506,887	$6,935,316	$28,930,057	$21,321,673	$3,135,714	$(41,862,630)
[1]	Net of foreign withholding tax of $3, $0, $0, $357, $0 and $0, respectively.

[2]	IOPV Fees — Indicative Optimized Portfolio Value-is the real-time estimation of net asset value of Fund.

See Notes to Financial Statements.

62	WisdomTree Domestic and International Earnings Funds

Statements of Changes in Net Assets

WisdomTree Domestic and International Earnings Funds

	WisdomTree Total Earnings Fund		WisdomTree Earnings 500 Fund		WisdomTree MidCap Earnings Fund
	For the Year Ended March 31, 2013	For the Year Ended March 31, 2012	For the Year Ended March 31, 2013	For the Year Ended March 31, 2012	For the Year Ended March 31, 2013	For the Year Ended March 31, 2012
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$979,315	$869,610	$1,277,884	$1,237,570	$2,899,760	$1,368,242

Net realized gain (loss) on investments	16,278	1,571,810	2,867,323	(866,598)	7,988,628	(3,146,881)

Net change in unrealized appreciation (depreciation) on investments	5,511,294	(513,006)	2,790,109	6,228,400	18,041,669	8,794,120
Net increase (decrease) in net assets resulting from operations	6,506,887	1,928,414	6,935,316	6,599,372	28,930,057	7,015,481
DIVIDENDS:
Net investment income	(982,617)	(875,900)	(1,286,555)	(1,245,174)	(2,891,169)	(1,297,193)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sales of shares	4,778,997	12,025,302	5,113,221	—	70,909,321	70,509,278

Cost of shares redeemed	—	(24,245,372)	(14,595,053)	—	(43,901,246)	(23,377,171)
Net increase (decrease) in net assets resulting from capital share transactions	4,778,997	(12,220,070)	(9,481,832)	—	27,008,075	47,132,107
Net Increase (Decrease) in Net Assets	10,303,267	(11,167,556)	(3,833,071)	5,354,198	53,046,963	52,850,395
NET ASSETS:

Beginning of year	$43,025,627	$54,193,183	$69,186,587	$63,832,389	$158,595,736	$105,745,341

End of year	$53,328,894	$43,025,627	$65,353,516	$69,186,587	$211,642,699	$158,595,736
Undistributed net investment income included in net assets at end of year	$15,246	$17,903	$19,605	$27,480	$106,429	$96,368
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of year	850,000	1,150,000	1,400,000	1,400,000	2,600,000	1,800,000

Shares created	100,000	250,000	100,000	—	1,100,000	1,250,000

Shares redeemed	—	(550,000)	(300,000)	—	(700,000)	(450,000)
Shares outstanding, end of year	950,000	850,000	1,200,000	1,400,000	3,000,000	2,600,000

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	63

Statements of Changes in Net Assets (concluded)

WisdomTree Domestic and International Earnings Funds

	WisdomTree SmallCap Earnings Fund		WisdomTree LargeCap Value Fund		WisdomTree India Earnings Fund (consolidated)
	For the Year Ended March 31, 2013	For the Year Ended March 31, 2012	For the Year Ended March 31, 2013	For the Year Ended March 31, 2012	For the Year Ended March 31, 2013	For the Year Ended March 31, 2012
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$2,757,859	$1,844,693	$632,291	$503,695	$9,099,659	$9,660,057

Net realized gain (loss) on investments	7,235,907	(1,752,278)	2,354,013	1,559,365	(66,257,013)	(94,217,280)

Net change in unrealized appreciation (depreciation) on investments	11,327,907	3,999,459	149,410	113,089	15,294,724	(222,861,321)
Net increase (decrease) in net assets resulting from operations	21,321,673	4,091,874	3,135,714	2,176,149	(41,862,630)	(307,418,544)
DIVIDENDS:
Net investment income	(2,911,993)	(1,778,298)	(639,542)	(506,854)	(8,238,846)	(8,702,508)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sales of shares	69,178,619	48,829,976	—	5,633,589	353,585,574	87,306,632

Cost of shares redeemed	(54,028,178)	(38,688,336)	(9,083,944)	(2,099,393)	(148,433,967)	(342,250,872)
Net increase (decrease) in net assets resulting from capital share transactions	15,150,441	10,141,640	(9,083,944)	3,534,196	205,151,607	(254,944,240)
Net Increase (Decrease) in Net Assets	33,560,121	12,455,216	(6,587,772)	5,203,491	155,050,131	(571,065,292)
NET ASSETS:

Beginning of year	$147,126,887	$134,671,671	$31,015,457	$25,811,966	$916,024,079	$1,487,089,371

End of year	$180,687,008	$147,126,887	$24,427,685	$31,015,457	$1,071,074,210	$916,024,079
Undistributed net investment income included in net assets at end of year	$80,476	$99,439	$1,702	$8,589	$345,749	$344,964
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of year	2,600,000	2,450,000	700,000	600,000	47,600,000	59,800,000

Shares created	1,200,000	950,000	—	150,000	20,000,000	4,400,000

Shares redeemed	(950,000)	(800,000)	(200,000)	(50,000)	(8,000,000)	(16,600,000)
Shares outstanding, end of year	2,850,000	2,600,000	500,000	700,000	59,600,000	47,600,000

See Notes to Financial Statements.

64	WisdomTree Domestic and International Earnings Funds

Financial Highlights

WisdomTree Domestic and International Earnings Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Total Earnings Fund	For the Year Ended March 31, 2013	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009
Net asset value, beginning of year	$50.62	$47.12	$41.56	$27.52	$45.32
Investment operations:
Net investment income[1]	1.07	0.88	0.77	0.70	0.87
Net realized and unrealized gain (loss)	5.51	3.58	5.55	14.03	(17.87)
Total from investment operations	6.58	4.46	6.32	14.73	(17.00)
Dividends to shareholders:
Net investment income	(1.06)	(0.96)	(0.76)	(0.69)	(0.80)
Net asset value, end of year	$56.14	$50.62	$47.12	$41.56	$27.52

TOTAL RETURN[2]	13.23%	9.74%	15.44%	53.82%	(37.86)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$53,329	$43,026	$54,193	$47,789	$16,511
Ratios to average net assets[3] of:
Expenses, net of expense reimbursements	0.28%	0.28%	0.28%	0.28%	0.28%
Expenses, prior to expense reimbursements	0.28%	0.28%	0.28%	0.28%	0.28%
Net investment income	2.10%	1.90%	1.82%	1.92%	2.33%
Portfolio turnover rate[4]	13%	12%	9%	16%	23%

WisdomTree Earnings 500 Fund	For the Year Ended March 31, 2013	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009
Net asset value, beginning of year	$49.42	$45.59	$40.75	$27.77	$45.77
Investment operations:
Net investment income[1]	1.04	0.88	0.77	0.68	0.91
Net realized and unrealized gain (loss)	5.10	3.84	4.84	12.98	(18.07)
Total from investment operations	6.14	4.72	5.61	13.66	(17.16)
Dividends to shareholders:
Net investment income	(1.10)	(0.89)	(0.77)	(0.68)	(0.84)
Net asset value, end of year	$54.46	$49.42	$45.59	$40.75	$27.77

TOTAL RETURN[2]	12.66%	10.60%	13.99%	49.49%	(37.83)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$65,354	$69,187	$63,832	$77,422	$59,714
Ratios to average net assets[3] of:
Expenses, net of expense reimbursements	0.28%	0.28%	0.28%	0.28%	0.28%
Expenses, prior to expense reimbursements	0.28%	0.28%	0.28%	0.28%	0.28%
Net investment income	2.12%	1.98%	1.87%	1.95%	2.49%
Portfolio turnover rate[4]	13%	16%	12%	21%	21%
[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenes had not been reimbursed/waived by the investment adviser (Notes 2 and 3).

[3]	The ratios to average net assets do not include net investment income (loss) or expenses of other Funds in which the Fund invests.

[4]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	65

Financial Highlights (continued)

WisdomTree Domestic and International Earnings Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree MidCap Earnings Fund	For the Year Ended March 31, 2013	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009
Net asset value, beginning of year	$61.00	$58.75	$47.22	$26.19	$42.08
Investment operations:
Net investment income[1]	1.09	0.62	0.73	0.61	0.54
Net realized and unrealized gain (loss)	9.54	2.20	11.50	20.92	(15.88)
Total from investment operations	10.63	2.82	12.23	21.53	(15.34)
Dividends to shareholders:
Net investment income	(1.08)	(0.57)	(0.70)	(0.50)	(0.55)
Net asset value, end of year	$70.55	$61.00	$58.75	$47.22	$26.19

TOTAL RETURN[2]	17.75%	4.92%	26.15%	82.49%	(36.73)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$211,643	$158,596	$105,745	$54,306	$14,406
Ratios to average net assets[3] of:
Expenses, net of expense reimbursements	0.38%	0.38%	0.38%	0.38%	0.38%
Expenses, prior to expense reimbursements	0.38%	0.38%	0.38%	0.38%	0.38%
Net investment income	1.80%	1.11%	1.45%	1.54%	1.49%
Portfolio turnover rate[4]	39%	38%	18%	19%	39%

WisdomTree SmallCap Earnings Fund	For the Year Ended March 31, 2013	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009
Net asset value, beginning of year	$56.59	$54.97	$44.33	$23.25	$38.96
Investment operations:
Net investment income[1]	1.03	0.74	0.65	0.37	0.47
Net realized and unrealized gain (loss)	6.86	1.59	10.60	20.96	(15.64)
Total from investment operations	7.89	2.33	11.25	21.33	(15.17)
Dividends to shareholders:
Net investment income	(1.08)	(0.71)	(0.61)	(0.25)	(0.54)
Net asset value, end of year	$63.40	$56.59	$54.97	$44.33	$23.25

TOTAL RETURN[2]	14.20%	4.39%	25.57%	91.88%	(39.31)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$180,687	$147,127	$134,672	$95,306	$13,948
Ratios to average net assets[3] of:
Expenses, net of expense reimbursements	0.38%	0.38%	0.38%	0.38%	0.38%
Expenses, prior to expense reimbursements	0.38%	0.38%	0.38%	0.38%	0.38%
Net investment income	1.83%	1.43%	1.37%	0.97%	1.49%
Portfolio turnover rate[4]	50%	41%	19%	16%	51%
[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser (Notes 2 and 3).

[3]	The ratios to average net assets do not include net investment income (loss) or expenses of other Funds in which the Fund invests.

[4]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

66	WisdomTree Domestic and International Earnings Funds

Financial Highlights (continued)

WisdomTree Domestic and International Earnings Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree LargeCap Value Fund	For the Year Ended March 31, 2013	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010*	For the Year Ended March 31, 2009
Net asset value, beginning of year	$44.31	$43.02	$37.01	$24.24	$43.53
Investment operations:
Net investment income[1]	1.02	0.75	0.49	0.65	0.86
Net realized and unrealized gain (loss)	4.56	1.26	6.04	12.75	(19.33)
Total from investment operations	5.58	2.01	6.53	13.40	(18.47)
Dividends to shareholders:
Net investment income	(1.03)	(0.72)	(0.52)	(0.63)	(0.82)
Net asset value, end of year	$48.86	$44.31	$43.02	$37.01	$24.24

TOTAL RETURN[2]	12.81%	4.83%	17.86%	55.57%	(42.87)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$24,428	$31,015	$25,812	$35,164	$20,607
Ratios to average net assets[3] of:
Expenses, net of expense reimbursements	0.38%	0.38%	0.38%	0.38%	0.38%
Expenses, prior to expense reimbursements	0.38%	0.38%	0.38%	0.38%	0.38%
Net investment income	2.26%	1.84%	1.33%	2.01%	2.60%
Portfolio turnover rate[4]	65%	62%	6%	71%	54%
*	This information reflects the investment objective and strategy of WisdomTree Low P/E Fund through June 19, 2009 and the investment objective and strategy of the WisdomTree LargeCap Value Fund thereafter.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser (Notes 2 and 3).

[3]	The ratios to average net assets do not include net investment income (loss) or expenses of other Funds in which the Fund invests.

[4]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	67

Financial Highlights (concluded)

WisdomTree Domestic and International Earnings Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree India Earnings Fund (consolidated)	For the Year Ended March 31, 2013	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009
Net asset value, beginning of year	$19.24	$24.87	$23.25	$10.99	$22.57
Investment operations:
Net investment income[1]	0.17	0.19	0.09	0.04	0.12
Net realized and unrealized gain (loss)	(1.29)	(5.65)	1.67	12.27	(11.60)
Total from investment operations	(1.12)	(5.46)	1.76	12.31	(11.48)
Dividends to shareholders:
Net investment income	(0.15)	(0.17)	(0.14)	(0.05)	(0.10)
Net asset value, end of year	$17.97	$19.24	$24.87	$23.25	$10.99

TOTAL RETURN[2]	(5.80)%	(21.96)%	7.59%	112.11%	(50.89)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$1,071,074	$916,024	$1,487,089	$841,533	$169,195
Ratios to average net assets of:
Expenses, net of expense reimbursements[5]	0.84%	0.76%[4]	0.88%	0.88%	0.88%
Expenses, prior to expense reimbursements[5]	0.86%	0.82%	0.88%	0.88%	0.92%
Net investment income	0.91%	0.91%	0.36%	0.19%	0.77%
Portfolio turnover rate[3]	27%	32%	38%	33%	42%
[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser (Notes 2 and 3).

[3]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

[4]	During the period, the Fund was reimbursed for certain expenses that occurred during the previous fiscal year.

[5]

Excludes Mauritius income tax expense (see Note 7). If Mauritius income tax expense had been included, the Fund’s expense ratios (before and after expense reimbursements) would have been higher by: 0.02%, 0.06%, 0.04%, 0.03%, and 0.05% for the fiscal years ended 2013, 2012, 2011, 2010 and 2009.

See Notes to Financial Statements.

68	WisdomTree Domestic and International Earnings Funds

Notes to Financial Statements

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust on December 15, 2005. As of March 31, 2013, the Trust offered 47 investment funds (each a “Fund”, collectively, the “Funds”). These notes relate only to the Funds listed in the table below:

Fund	Commencement of Operations
WisdomTree Total Earnings Fund (“Total Earnings Fund”)	February 23, 2007
WisdomTree Earnings 500 Fund (“Earnings 500 Fund”)	February 23, 2007
WisdomTree MidCap Earnings Fund (“MidCap Earnings Fund”)	February 23, 2007
WisdomTree SmallCap Earnings Fund (“SmallCap Earnings Fund”)	February 23, 2007
WisdomTree LargeCap Value Fund (“LargeCap Value Fund”)	February 23, 2007
WisdomTree India Earnings Fund (“India Earnings Fund”)	February 22, 2008

The India Earnings Fund makes its investments through the WisdomTree India Investment Portfolio, Inc. (the “Portfolio”), a wholly owned subsidiary organized in the Republic of Mauritius. The Portfolio is advised by WisdomTree Asset Management, Inc. (“WTAM”) and is sub-advised by Mellon Capital Management Corporation (“MCM”). For the India Earnings Fund, the accompanying financial statements reflect the financial position of the Fund and the results of operations on a consolidated basis with the Portfolio. All inter-company accounts and transactions have been eliminated in consolidation. This structure should permit the India Earnings Fund to benefit from a tax treaty between India and Mauritius. The Supreme Court of India upheld the validity of this tax treaty in response to a lower court challenge contesting the treaty’s applicability to entities such as the India Earnings Fund. In March of 2012, the Indian Finance Minister introduced a new chapter to the Indian Income Tax Act 1961, which would include certain General Anti-Avoidance Rules (“GAAR”). The implementation of these rules has been postponed and would be effective April 1, 2015 (Indian tax year 2015-2016) and it is presently unclear if these rules will have any impact on the Fund’s ability to benefit from the tax treaty. No assurance can be given that the terms of the treaty will not be subject to re-negotiation in the future or subject to an adverse interpretation under GAAR. Any change in the provision of this treaty or in its applicability to the India Earnings Fund could result in the imposition of withholding and other taxes on the India Earnings Fund by tax authorities in India. This would reduce the return to the India Earnings Fund on its investments and the return received by India Earnings Fund shareholders. References to investments by the India Earnings Fund herein should be understood to refer to investments by the Portfolio.

Each Fund seeks to track the price and yield performance, before fees and expenses, of a particular index (“Index”) developed by WisdomTree Investments, Inc. (“WisdomTree Investments”). WisdomTree Investments is the parent company of WTAM, the investment adviser to each Fund and the Trust. “WisdomTree” is a registered mark of WisdomTree Investments and has been licensed for use by the Trust. Each Fund described herein is considered to be non-diversified. The securities in each Index are weighted based on earnings or earnings yield.

2. SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.

The following is a summary of significant accounting policies followed by the Funds:

Guarantees — In the normal course of business the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote. Therefore, no liabilities have been recorded in connection with these indemnifications.

Use of Estimates — The preparation of financial statements in conformity with GAAP, requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment Valuation — The net asset value (“NAV”) of each Fund’s shares is calculated each day the national securities exchanges are open for trading as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. New York time. NAV per

WisdomTree Domestic and International Earnings Funds	69

Notes to Financial Statements (continued)

share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Transactions in Fund shares will be priced at NAV only if you purchase or redeem shares directly from a Fund in creation units, which are typically in blocks of 50,000 shares or more. Fund shares are purchased or sold on a national securities exchange at market prices, which may be higher or lower than NAV. In calculating each Fund’s NAV, investments are valued under policies approved by the Board of Trustees.

Securities traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Funds may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the highest bid and lowest ask prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and in accordance with procedures approved by the Board of Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value. Forward foreign currency contracts are valued daily using WM/Reuters closing spot and forward rates as of 4:00 p.m. London time for Europe and the Americas, and Tullett Prebon closing spot and forward rates as of 2:00 p.m. Singapore time for Asia. Fixed income securities generally are valued at current market quotations or mean prices obtained from dealers or independent pricing services. Dealers or independent pricing services, in determining the value of securities may consider such factors as recent transactions, indications from dealers, yields and prices on similar securities, and market sentiment for the type of security.

In certain instances, such as when reliable market valuations are not readily available or are not deemed to reflect current market values, a Fund’s investments will be valued in accordance with the Fund’s pricing policy and procedures. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events”. An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV calculation time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). Price movements in U.S. markets that are deemed to affect the value of foreign securities, or reflect changes to the value of such securities, also may cause securities to be fair valued. When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities. Each Fund may invest in money market funds which are valued at their NAV per share and affiliated ETFs which are valued at their last sale or official closing price on the exchange on which they are principally traded.

Fair Value Measurement — In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classifications of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including each Fund’s assumption in determining the fair value of investments)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

70	WisdomTree Domestic and International Earnings Funds

Notes to Financial Statements (continued)

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments are valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy. Over-the-counter financial derivative instruments, such as forward foreign currency contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

WTAM, the investment adviser to each Fund and the Trust, has established a fair valuation committee (the “Valuation Committee”) which is comprised of senior representatives of WTAM and which reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from a national securities exchange, pricing service provider or broker quotation, or such prices are deemed to not reflect current market value, WTAM may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Determination of this value may include significant unobservable inputs and therefore would be reflected as a Level 3 of the fair value hierarchy. The Valuation Committee may employ a market-based valuation approach which may use related or comparable securities, recent transactions, market multiples, book values, and other relevant information to determine fair value. The Valuation Committee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value. The Valuation Committee meets at least on a monthly basis to review and discuss the appropriateness of such fair values using more current information such as, recent security news, recent market transactions, updated corporate action information and/or other macro or security specific events. Also, when observable inputs become available, the Valuation Committee conducts back testing of Level 3 financial instruments to substantiate the unobservable inputs used to value those investments. Such back testing includes comparing Level 3 investment values to observable inputs such as exchange-traded prices, transaction prices, and/or vendor prices.

The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing each Fund’s assets:

Total Earnings Fund	Level 1	Level 2	Level 3
Common Stocks*	$53,262,538	$—	$—
Investment of Cash Collateral for Securities Loaned	—	694,758	—
Total	$53,262,538	$694,758	$—

Earnings 500 Fund	Level 1	Level 2	Level 3
Common Stocks*	$65,104,027	$—	$—
Exchange-Traded Funds	168,569	—	—
Investment of Cash Collateral for Securities Loaned	—	623,227	—
Total	$65,272,596	$623,227	$—

MidCap Earnings Fund	Level 1	Level 2	Level 3
Common Stocks*	$210,628,848	$—	$—
Exchange-Traded Funds	824,711	—	—
Investment of Cash Collateral for Securities Loaned	—	20,418,448	—
Total	$211,453,559	$20,418,448	$—

WisdomTree Domestic and International Earnings Funds	71

Notes to Financial Statements (continued)

SmallCap Earnings Fund	Level 1	Level 2	Level 3
Common Stocks*	$179,110,168	$—	$—
Exchange-Traded Funds	1,178,467	—	—
Investment of Cash Collateral for Securities Loaned	—	22,182,489	—
Total	$180,288,635	$22,182,489	$—

LargeCap Value Fund	Level 1	Level 2	Level 3
Common Stocks*	$24,350,952	$—	$—
Exchange-Traded Funds	59,231	—	—
Investment of Cash Collateral for Securities Loaned	—	99,714	—
Total	$24,410,183	$99,714	$—

India Earnings Fund (consolidated)	Level 1	Level 2	Level 3
Common Stocks
Diversified Financial Services	$24,182,254	$7,841,804	$—
Other*	1,036,163,082	—	—
Foreign Corporate Bond	—	77,228	—
Total	$1,060,345,336	$7,919,032	$—
*	Please refer to Schedule of Investment for the breakdown of the valuation by industry.

The following is a summary of transfers between Level 1 and Level 2 fair value measurements that occurred during the fiscal year ended March 31, 2013. All transfers between Level 1 and Level 2 fair value measurements are done using the beginning of period method.

Fund	Transfers from Level 1 to Level 2[1]	Transfers from Level 2 to Level 1[2]
Total Earnings Fund	$—	$—
Earnings 500 Fund	—	—
MidCap Earnings Fund	—	—
SmallCap Earnings Fund	—	—
LargeCap Value Fund	—	—
India Earnings Fund (consolidated)	5,297,561	—
[1]	Transfers from Level 1 to Level 2 are as a result of the unavailability of a quoted price in an active market for an identical investment.

[2]	Transfers from Level 2 to Level 1 are as a result of the availability of a quoted price in an active market for an identical investment.

Derivatives and Hedging Disclosure — Codification Topic 815 (“ASC 815”), Derivatives and Hedging, requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The India Earnings Fund has invested in derivatives, specifically forward currency contracts, during the fiscal year ended March 31, 2013, which are detailed in the table below. Risks may arise upon entering into forward foreign currency contracts from the potential inability of a counterparty to meet the terms of their contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar or each other. The Fund’s derivative agreements contain credit-risk-related contingent features which include, but are not limited to, a percentage decline in the Fund’s NAV or net assets over a specified time period. If an event occurred at March 31, 2013 that triggered a contingent feature, the counterparty to the agreement may require the Fund to post additional collateral or terminate the derivative positions and demand payment. Any collateral posted with respect to the derivative positions would be used to offset or reduce the payment. The maximum exposure to derivatives agreements with the credit-risk-related contingent features would be the total of derivatives in net liability positions for the Fund. At March 31, 2013, the Funds did not receive or post collateral with any counterparty for derivatives and no event occurred that triggered a credit-risk-related contingent feature.

The effect of such derivative instruments on each Fund’s financial performance as reflected in the Statement of Operations are presented in the summary below:

Fund Derivative Type	Amount of Realized Gain (Loss) on Derivatives Recognized in Income[1]	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
India Earnings Fund (consolidated)
Foreign exchange contracts	$(613,757)	$—
[1] Realized gains (losses) on derivatives are located on the Statement of Operations as follows:

Foreign exchange contracts	Net realized gain (loss) from forward foreign currency contracts and foreign currency related transactions

72	WisdomTree Domestic and International Earnings Funds

Notes to Financial Statements (continued)

During the fiscal year ended March 31, 2013, the volume of derivative activity by average notional was as follows:

	Average Notional
Fund Derivative Type	Forward Foreign currency contracts (to deliver)	Forward Foreign currency contracts (to receive)
India Earnings Fund (consolidated)
Foreign exchange contracts	$257,952	$65,075

Investment Transactions and Investment Income — Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld. Interest income including amortization of premiums and discounts, is accrued daily. The value of additional securities received as dividend payments is recorded as income and as an increase to the cost basis of such securities.

Foreign Currency Translation — The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates prevailing on the respective dates of such transactions that are deemed appropriate by WTAM. Realized and unrealized foreign exchange gains and losses on investments are included as a component of net realized gain (loss) from investment transactions and net change in unrealized appreciation (depreciation) from investment transactions, respectively, on the Statement of Operations. Net realized and unrealized foreign exchange gains or losses arising from sales of foreign currencies, including gains and losses of forward foreign currency contracts, currency gains or losses recognized between the trade and settlement dates on investment transactions, and the difference between the amounts of dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) from forward foreign currency contracts and foreign currency related transactions and/or net change in unrealized appreciation (depreciation) from forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies on the Statement of Operations. Certain foreign exchange gains and losses included in realized and unrealized gains or losses are included in, or are a reduction of, ordinary income in accordance with U.S. Federal income tax regulations.

Expenses — Under the investment advisory agreement for each Fund, WTAM has agreed to pay all expenses of each Fund, except for: (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of trustees who are not interested persons of the Funds (“Independent Trustees”); (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s Chief Compliance Officer (“CCO”); (vi) extraordinary expenses; (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (viii) the advisory fee payable to WTAM.

Prior to August 8, 2012, for the India Earnings Fund, WTAM was responsible for paying only the sub-advisory fee. All other expenses were paid by the Fund. However, WTAM had contractually agreed, prior to August 8, 2012, to limit total annual operating expenses from exceeding 0.88% of the average daily net assets of the Fund. Subsequent to August 8, 2012, WTAM has agreed to pay all expenses of the Fund, except for certain expenses described above.

Pursuant to a separate contractual arrangement, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees. WTAM receives a fee, as shown on the Statements of Operations under “Service fees”, of up to 0.0044% of each Fund’s average daily net assets for providing such services and paying such expenses. WTAM provides CCO services to the Trust.

Currency Transactions — The India Earnings Fund may enter into forward foreign currency contracts to facilitate local securities settlements or to protect against currency exposure in connection with distributions to shareholders. The India Earnings Fund does not expect to engage in currency transactions for the purpose of hedging against declines in the value of the Fund’s assets that are denominated in one or more foreign currencies. The India Earnings Fund may not enter into such contracts for speculative purposes.

Forward Foreign Currency Transactions — A forward foreign currency contract (“Forward Contract”) involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large, commercial banks) and their customers. A Forward Contract generally has no margin deposit requirement, and no commissions are charged at any stage for trades.

WisdomTree Domestic and International Earnings Funds	73

Notes to Financial Statements (continued)

Fluctuations in the value of open Forward Contracts are recorded for book purposes as unrealized gains or losses on Forward Contracts by the Funds. Realized gains and losses on Forward Contracts include net gains or losses recognized by the Funds on contracts which have matured.

There were no Forward Contracts open at March 31, 2013.

Securities Lending — Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and/or high grade debt obligations, equivalent to at least 100% of the market value of securities, is maintained at all times. The cash collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. The value of the investment of cash collateral for securities on loan along with the obligation to return such collateral are included on the Statements of Assets and Liabilities. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The securities lending income earned by the Funds is disclosed on the Statements of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. The Funds retain all or a portion of the interest received on investment of cash collateral or receive a fee from the borrower. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults.

Short-Term Investments — Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments include short-term obligations issued by the U.S. Government, its agencies, non-U.S. Government agencies, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Tax Information and Dividends and Distributions to Shareholders — It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (the “Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of each Fund to pay out dividends, if any, to investors at least annually. There can be no guarantee that a Fund will pay dividends. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with U.S. Federal income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their U.S. Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed earnings and profit for tax purposes are reported as a tax return of capital to the extent of a shareholder’s tax basis and thereafter as a capital gain. The India Earnings Fund has filed an election to treat the Portfolio as a “pass-through” entity for tax purposes.

3. ADVISORY FEES AND TRANSACTIONS

WTAM has overall responsibility for the general management and administration of the Trust. WTAM provides an investment program for each Fund. WTAM has arranged for MCM to provide sub-advisory services to the Funds. MCM is compensated by WTAM at no additional cost to the Funds. WTAM also arranges transfer agency, custody, fund administration, securities lending and all other non-distribution related services necessary for the Funds to operate. Under the investment advisory agreement for each Fund, WTAM agrees to pay all expenses of the Funds (other than for the India Earnings Fund prior to August 8, 2012), except for certain expenses described in Note 2. On August 8, 2012, shareholders of the India Earnings Fund approved a new advisory agreement. Like the other WisdomTree Funds, under the new advisory agreement, WTAM is responsible for paying all Fund expenses except for certain expenses described in Note 2. Prior to the respective shareholder approval date, the advisory fee was 0.68% for the India Earnings Fund, but the advisory fee did not cover other Fund expenses, and total operating expenses were capped at 0.88%.

74	WisdomTree Domestic and International Earnings Funds

Notes to Financial Statements (continued)

Pursuant to a separate contractual arrangement, as also described in Note 2, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees in exchange for a fee of up to 0.0044% of each Fund’s average daily net assets. WTAM expects to receive advisory fees from each Fund, based on a percentage of the Fund’s average daily net assets, as shown in the following table:

Fund	Advisory Fee Rate
Total Earnings Fund	0.28%
Earnings 500 Fund	0.28%
MidCap Earnings Fund	0.38%
SmallCap Earnings Fund	0.38%
LargeCap Value Fund	0.38%
India Earnings Fund (consolidated)	0.83%*
*	Prior to the respective shareholder approval date of the new investment advisory agreement on August 8, 2012, the advisory fee rate as a percentage of average daily net assets was 0.68% for the India Earnings Fund, but the advisory fee did not cover other Fund expenses, and total expenses were capped at 0.88%.

Each Fund may purchase shares of affiliated exchange traded funds in secondary market transactions. For the fiscal year ended March 31, 2013, WTAM waived its advisory fees for each of the Fund’s investment in affiliated Funds net of any incremental costs as a result of these transactions (fund accounting, safekeeping, transaction fees, etc.) that are paid by WTAM out of the advisory fee received from the affiliated Funds. Please see Note 8 for additional information on Other Affiliated Parties and Transactions. In addition, prior to the shareholder approval date of the new advisory agreement for the India Earnings Fund, WTAM had agreed to limit India Earnings Fund’s total annual operating expenses from exceeding 0.88% of the average net assets of the Fund. The table below indicates the waiver and expense reimbursements.

Advisory Fees Waived/Expense Reimbursement
Total Earnings Fund	$—
Earnings 500 Fund	12
MidCap Earnings Fund	655
SmallCap Earnings Fund	1,033
LargeCap Value Fund	—
India Earnings Fund (consolidated)	162,800

4. CAPITAL SHARE TRANSACTIONS

As of March 31, 2013, there was an unlimited number of $0.001 par value shares of beneficial interest authorized by the Trust. Shares are issued and redeemed by each Fund only in creation units or multiples thereof. Except when aggregated in creation units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of creation units of a Fund generally consists of the in-kind contribution of a designated portfolio of equity securities constituting a portfolio sampling representation of the securities included in the relevant Fund’s underlying Index and an amount of cash. The India Earnings Fund issues and redeems shares on a cash basis only. Investors purchasing and redeeming creation units may be charged a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of creation units.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind capital share transactions and short-term investments) for the fiscal year ended March 31, 2013 were as follows:

Fund	Purchases	Sales
Total Earnings Fund	$6,220,371	$6,178,023
Earnings 500 Fund	7,912,643	7,982,777
MidCap Earnings Fund	64,564,662	66,848,690
SmallCap Earnings Fund	76,405,923	79,022,536
LargeCap Value Fund	18,086,113	18,094,906
India Earnings Fund (consolidated)	472,043,547	268,064,411

WisdomTree Domestic and International Earnings Funds	75

Notes to Financial Statements (continued)

For the fiscal year ended March 31, 2013, the cost of purchases and the proceeds from sales resulting from in-kind capital share transactions were as follows:

Fund	Purchases	Sales
Total Earnings Fund	$4,771,272	$—
Earnings 500 Fund	5,094,541	14,522,476
MidCap Earnings Fund	70,557,721	40,722,949
SmallCap Earnings Fund	68,654,692	51,049,256
LargeCap Value Fund	—	9,076,536
India Earnings Fund (consolidated)	—	—

Gains and losses on in-kinds redemptions are not recognized by the Funds for tax purposes.

6. FEDERAL INCOME TAXES

At March 31, 2013, the cost of investments (including securities on loan) for Federal income tax purposes was as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Total Earnings Fund	$44,121,589	$11,085,263	$(1,249,556)	$9,835,707
Earnings 500 Fund	54,862,501	13,130,022	(2,096,700)	11,033,322
MidCap Earnings Fund	198,502,517	37,370,954	(4,001,464)	33,369,490
SmallCap Earnings Fund	181,540,979	28,814,175	(7,884,030)	20,930,145
LargeCap Value Fund	20,716,712	4,446,149	(652,964)	3,793,185
India Earnings Fund (consolidated)	1,095,005,640	151,203,265	(177,944,537)	(26,741,272)

At March 31, 2013, the components of accumulated earnings /(loss) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Capital and Other Losses	Net Unrealized Appreciation/ (Depreciation)	Currency Unrealized Appreciation	Total Accumulated Earnings/(Losses)
Total Earnings Fund	$15,983	$(6,234,598)	$9,835,707	$—	$3,617,092
Earnings 500 Fund	19,605	(19,714,763)	11,033,322	—	(8,661,836)
MidCap Earnings Fund	106,429	(16,706,586)	33,369,490	—	16,769,333
SmallCap Earnings Fund	119,122	(18,861,897)	20,930,145	—	2,187,370
LargeCap Value Fund	1,702	(10,248,625)	3,793,185	—	(6,453,738)
India Earnings Fund (consolidated)	345,749	(203,593,966)	(26,741,272)	6,011	(229,983,478)

The tax character of distributions paid during the fiscal years ended March 31, 2013 and March 31, 2012, was as follows:

	Year Ended March 31, 2013	Year Ended March 31, 2012
Fund	Distributions Paid from Ordinary Income*	Distributions Paid from Ordinary Income*
Total Earnings Fund	$982,617	$875,900
Earnings 500 Fund	1,286,555	1,245,174
MidCap Earnings Fund	2,891,169	1,297,193
SmallCap Earnings Fund	2,911,993	1,778,298
LargeCap Value Fund	639,542	506,854
India Earnings Fund (consolidated)	8,238,846	8,702,508
*	Includes short-term capital gains.

At March 31, 2013, for Federal income tax purposes, the Funds have capital carryforwards available to offset future capital gains through the years indicated. To the extent that these loss carryforwards are utilized, capital gains so offset will not be distributed to shareholders.

76	WisdomTree Domestic and International Earnings Funds

Notes to Financial Statements (continued)

Fund	Capital Loss Available Through 2016	Capital Loss Available Through 2017	Capital Loss Available Through 2018	Capital Loss Available Through 2019	Short-Term Post-Effective No Expiration*	Long-Term Post-Effective No Expiration*	Capital Loss Available Total
Total Earnings Fund	$133,369	$451,951	$3,393,418	$935,380	$—	$1,081,880	$5,995,998
Earnings 500 Fund	194,476	1,286,040	10,811,338	4,536,572	137,513	2,731,577	19,697,516
MidCap Earnings Fund	354,730	1,545,771	6,328,159	346,722	3,734,406	438,473	12,748,261
SmallCap Earnings Fund	31,705	1,465,208	4,654,874	921,406	5,338,890	2,136,724	14,548,807
LargeCap Value Fund	—	—	9,953,160	295,465	—	—	10,248,625
India Earnings Fund (consolidated)	1,179	20,567,350	7,978,486	6,294,051	66,810,329	78,222,620	179,874,015
*	Under the recently enacted Regulated Investment Company Modernization Act of 2010, a Fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The character of these losses is noted above.

Capital losses incurred after October 31 (“post-October capital losses”) and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year.

During the fiscal year ended March 31, 2013, the following Funds incurred and will elect to defer post October capital losses as follows:

Fund	Short-Term Post-October Capital Losses	Long-Term Post-October Capital Losses
Total Earnings Fund	$—	$238,600
Earnings 500 Fund	—	17,247
MidCap Earnings Fund	661,639	3,296,686
SmallCap Earnings Fund	450,258	3,862,832
LargeCap Value Fund	—	—
India Earnings Fund (consolidated)	1,311,590	22,408,361

During the fiscal year ended March 31, 2013, the following utilized capital loss carryforwards of the noted amounts to offset realized gains.

Fund	Utilized Capital Loss Carryforwards
Total Earnings Fund	$—
Earnings 500 Fund	—
MidCap Earnings Fund	—
SmallCap Earnings Fund	—
LargeCap Value Fund	1,176,860
India Earnings Fund (consolidated)	—

At March 31, 2013, the effect of permanent to book/tax reclassifications resulted in increases (decreases) to the components of net assets as follows:

Fund	Undistributed Net Investment Income/(Loss)	Accumulated Net Realized Gain/ (Loss)	Paid-in Capital
Total Earnings Fund	$645	$(645)	$—
Earnings 500 Fund	796	(2,791,884)	2,791,088
MidCap Earnings Fund	1,470	(12,777,097)	12,775,627
SmallCap Earnings Fund	135,171	(13,903,456)	13,768,285
LargeCap Value Fund	364	(1,166,806)	1,166,442
India Earnings Fund (consolidated)	(860,028)	860,028	—

These differences are primarily due to redemption-in-kind, foreign currency transactions, non-dividend distributions from underlying funds and Passive Foreign Investment Companies (“PFICs”).

GAAP provides guidance on tax provisions that prescribe a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Foreign taxes are provided for based on each Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded. As of

WisdomTree Domestic and International Earnings Funds	77

Notes to Financial Statements (continued)

and during the fiscal year ended March 31, 2013, the Funds did not have any liabilities for unrecognized tax benefits. If applicable, the Funds will recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other” expenses on the Statements of Operations. The Funds file tax returns with the Internal Revenue Service, the State of New York, and various other states, and with respect to the India Earnings Fund, the Republic of Mauritius. Generally, each of the tax years in the four-year period ended March 31, 2013, remains subject to examination by taxing authorities.

7. MAURITIUS INCOME TAX

The taxable profits derived from the worldwide income of the wholly owned subsidiary of the India Earnings Fund, the Portfolio, is subject to income tax at the rate of 15% in the Republic of Mauritius. As with all Mauritian tax residents, the Portfolio is entitled to a foreign tax credit (“FTC”) on its foreign sourced income. The FTC is based on the lower of the Mauritian tax or the foreign taxes suffered. Where documentary evidence is not available to substantiate the foreign taxes suffered, the FTC can be presumed to be 80% of the Mauritius tax on its foreign source income. The presumed FTC effectively reduces the Mauritian income tax rate on the foreign sourced income of the Portfolio to a maximum of 3%. Interest income on call and deposit accounts with Mauritian banks is exempt from tax, and there is no tax on capital gains in Mauritius. Effective August 8, 2012, in connection with the new advisory agreement, the Mauritius income tax is paid by WTAM.

8. OTHER AFFILIATED PARTIES AND TRANSACTIONS

Affiliated holdings are Funds which are managed by the Trust or an affiliate of the Trust. Transactions with affiliated companies during the fiscal year ended March 31, 2013 are as follows:

Fund Affiliates	Value at 3/31/2012	Purchases/ Additions	Sales/ Reductions	Value at 3/31/2013	Dividend Income
Total Earnings Fund
WisdomTree LargeCap Growth Fund	$91,512	$373,106	$469,888	$—	$845

Earnings 500 Fund
WisdomTree Equity Income Fund	$83,955	$1,075,260	$1,025,655	$168,569	$4,655

MidCap Earnings Fund
WisdomTree MidCap Dividend Fund	$378,776	$2,838,311	$2,509,465	$824,711	$16,720

SmallCap Earnings Fund
WisdomTree MidCap Earnings Fund	$269,473	$2,833,527	$2,100,983	$1,178,467	$11,709

LargeCap Value Fund
WisdomTree Earnings 500 Fund	$130,986	$296,292	$391,565	$41,523	$1,116
WisdomTree MidCap Earnings Fund	55,842	108,791	147,826	17,708	388
Total	$186,828	$405,083	$539,391	$59,231	$1,504

9. LOAN

During the fiscal year ended March 31, 2013, the India Earnings Fund had a demand note agreement with Morgan Stanley Bank, N.A. which allowed the Fund to borrow up to $120,000,000 until the stated maturity date of October 26, 2012. During the fiscal year ended March 31, 2013, the Fund utilized the demand note and borrowed for a period of 13 days with an average outstanding loan balance of $39,421,154 and a weighted average interest rate of 2.555% per annum. Interest expense related to the loan for the fiscal year ended March 31, 2013 was $35,775. At March 31, 2013, the Fund did not have any loan amounts outstanding.

10. NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, FASB issued Accounting Standards Update No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). These disclosures are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition, ASU 2011-11 facilitates comparisons between those entities that prepare their financial statements on the basis of US GAAP and those entities that prepare their financial statements on the basis of international financial reporting standards. ASU 2011-11 requires entities to disclose (i) gross and net information about both instruments and transactions eligible for offset in the financial statements and (ii) instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods.

78	WisdomTree Domestic and International Earnings Funds

Notes to Financial Statements (concluded)

On January 31, 2013, FASB issued Accounting Standards Update No. 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” (“ASU 2013-01”). ASU 2013-01 limits the scope of the new balance sheet offsetting disclosures to the following financial instruments, to the extent they are offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement: (i) recognized derivative instruments accounted for under ASC 815 (Derivatives and Hedging); (ii) repurchase agreements and reverse repurchase agreements; and (iii) securities borrowing and securities lending transactions. The disclosures are required irrespective of whether the transactions are offset in the statement of assets and liabilities. The effective date and transition of the disclosure requirements in ASU 2011-11 remain unchanged.

At this time, management is evaluating the implications of ASU 2011-11 and ASU 2013-01 and their impact on the Trust’s financial statements.

11. LEGAL MATTER

On December 1, 2011, Research Affiliates, LLC (“Research Affiliates”) filed a complaint in the United States District Court for the Central District of California, naming the Trust, WTAM, and its parent company, WisdomTree Investments, along with other parties, as defendants. The complaint alleged that the fundamentally weighted investment methodology developed by WisdomTree Investments and employed by the Trust infringes three of plaintiff’s patents. The complaint sought both unspecified monetary damages to be determined and an injunction to prevent further infringement.

On November 7, 2012, Research Affiliates agreed to withdraw its suit and defendants agreed to withdraw their counterclaims and entered into a settlement agreement. Under the settlement, all parties exchanged releases for all existing claims. The other material terms of the settlement are as follows:

•

Research Affiliates agreed not to sue the Trust, WTAM and WisdomTree Investments (the “WisdomTree Parties”) for any future claims arising under any current patents held by Research Affiliates, as well as any future patents relating to fundamentally-weighted indexes and strategies that may issue under existing or future patent applications that may be filed by Research Affiliates within the next eight years, subject to reduction by up to three years if Research Affiliates is acquired. The covenant not to sue extends to service providers and customers of the WisdomTree Parties in connection with their products and services.

•

The WisdomTree Parties agreed not to sue Research Affiliates for any future claims arising under any current patents held by the WisdomTree Parties, as well as any future patents relating to fundamentally-weighted indexes and strategies that may issue under existing or future patent applications that may be filed by the WisdomTree Parties within the next eight years, subject to reduction by up to three years if any of the WisdomTree Parties are acquired. The covenant not to sue extends to service providers and customers of Research Affiliates in connection with Research Affiliates’ products and services.

•

Research Affiliates and the WisdomTree Parties agreed that the covenants not to sue do not include a right under each party’s patents to copy the other party’s methodologies. They have further agreed that it is not copying if Research Affiliates introduces an index or strategy that uses at least three fundamental factors to weight its indexes and they are not predominantly dividend- or earnings-weighted, or any of the WisdomTree Parties introduces an index or strategy that is weighted by less than three fundamental factors.

•	The parties also agreed not to challenge the other party’s patents or patent applications.

•

Research Affiliates agreed to a one-time payment of $0.7 million to WisdomTree Investments. The WisdomTree Parties and the other defendants were not required to make any current or future payments to Research Affiliates.

All other terms of the settlement are confidential and the settlement will not affect the current methodologies and fees for any of the Trust’s Funds.

WTAM and WisdomTree Investments had previously contractually agreed to indemnify the Trust and pay any losses, claims and damages (including legal fees) incurred by the Trust or a Fund in connection with the complaint so the Trust incurred no out-of-pocket expense in connection with this lawsuit.

WisdomTree Domestic and International Earnings Funds	79

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders of WisdomTree Trust:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of WisdomTree Total Earnings Fund, WisdomTree Earnings 500 Fund, WisdomTree MidCap Earnings Fund, WisdomTree SmallCap Earnings Fund, WisdomTree LargeCap Value Fund and WisdomTree India Earnings Fund (six of the investment funds constituting the WisdomTree Trust (the “Trust”)) as of March 31, 2013, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2013, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of WisdomTree Total Earnings Fund, WisdomTree Earnings 500 Fund, WisdomTree MidCap Earnings Fund, WisdomTree SmallCap Earnings Fund, WisdomTree LargeCap Value Fund and WisdomTree India Earnings Fund of WisdomTree Trust at March 31, 2013, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York

May 28, 2013

80	WisdomTree Domestic and International Earnings Funds

Approval of Investment Advisory and Sub-Advisory Agreement (unaudited)

Approval of the Investment Advisory Agreement between the Trust and WTAM. The Trust and WTAM have entered into an investment advisory agreement, dated November 20, 2012, covering each of the Funds (the “Investment Advisory Agreement”). At a meeting held on March 1, 2012, the Board of Trustees approved the Investment Advisory Agreement to go into effect in the event of a change in control of WTAM with respect to each of the Funds. Subsequently, the Investment Advisory Agreement was approved by shareholders at a special meeting held on June 29, 2012 and reconvened on August 8, 2012. A change in control of WTAM took place on November 20, 2012, and the Investment Advisory Agreement became effective on that same date. The Investment Advisory Agreement approved by the Board of Trustees has fees, services and terms that are identical to the fees, services and terms of the investment advisory agreement between the Trust and WTAM that was in effect immediately prior to the change in control.

In approving the Investment Advisory Agreement, the Board of Trustees reviewed and analyzed the factors it deemed relevant, including: (i) the nature, quality, and extent of the services to be provided by WTAM to the Funds; (ii) Fund expenses and the investment performance of the Funds and WTAM; (iii) the costs of services to be provided and the profits to be realized by WTAM from its relationships with the Funds; (iv) the extent to which economies of scale would be realized as the Funds grow; and (v) whether the fee levels reflect these economies of scale for the benefit of investors.

The Board of Trustees also considered the nature and quality of the services to be provided by WTAM to the Funds, recognizing WTAM’s operational capabilities and resources. The Board of Trustees also noted the extensive responsibilities that WTAM has as investment adviser to the Funds, including the selection of the Funds’ Sub-Advisers, oversight of the Sub-Advisers’ compliance with Fund policies and objectives, oversight of general Fund compliance with federal and state laws, and the implementation of Board directives as they relate to the Funds.

The Board of Trustees gave substantial consideration to the fees payable to WTAM. The Board of Trustees examined the fees to be paid by each Fund in light of fees paid to other investment managers by comparable funds and the method of computing each Fund’s fee. After comparing the fees with those of comparable funds and in light of the quality and extent of services to be provided and the costs anticipated to be incurred by WTAM, the Board of Trustees concluded that the level of the fees paid to WTAM with respect to each Fund is fair and reasonable. The Board of Trustees evaluated WTAM’s costs and profitability in serving as investment adviser to the existing Funds, including the costs associated with the personnel, systems and equipment necessary to manage the Funds and the costs associated with compensating the Sub-Advisers.

Approval of the Sub-Advisory Agreement between WTAM and MCM. At the March 1, 2012 Board Meeting, the Board of Trustees also approved a new sub-advisory agreement between WTAM and MCM to go into effect in the event of a change in control of WTAM, using many of the same considerations it used in connection with the approval of the Investment Advisory Agreement, as well as consideration of potential “fall-out” benefits to MCM and its affiliates (i.e., ancillary benefits that may be realized by MCM and its affiliates from MCM’s relations with the Funds, such as other service contracts). The sub-advisory agreement approved on March 1, 2012 had fees, services and terms that were identical to the fees, services and terms of the sub-advisory agreement between WTAM and MCM that was in effect on the date of the March 1, 2012 meeting, with the Board noting that WTAM, not the Funds, pays the fees to MCM under the sub-advisory agreement for each Fund. Subsequently, the new sub-advisory agreement was approved by shareholders at a special meeting held on June 29, 2012 and reconvened on August 8, 2012. At the same special meeting and adjournment, the shareholders approved manager of managers relief for each of the Funds, which permits WTAM and the Funds to retain sub-advisers and amend sub-advisory contracts without shareholder approval, subject to certain conditions. As noted above, a change in control of WTAM took place on November 20, 2012, and the new sub-advisory agreement approved by the Board of Trustees on March 1, 2012 became effective on November 20, 2012.

Based on these considerations and the overall high quality of the personnel, operations, financial condition, investment advisory capabilities, methodologies, and performance of WTAM and MCM, the Board of Trustees determined that the approval of the Investment Advisory Agreement and the sub-advisory agreements, as applicable, was in the best interests of each Fund. After full consideration of these and other factors, the Board of Trustees, including a majority of the Independent Trustees, with the assistance of independent counsel, approved the Investment Advisory Agreement and sub-advisory agreements, as applicable, for each Fund.

WisdomTree Domestic and International Earnings Funds	81

Trustees and Officers Information (unaudited)

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by WTAM and other service providers. The Board of Trustees elects the officers of the Trust who are responsible for administering the Trust’s day-to-day operations. Each Trustee serves until his or her successor is duly elected or appointed and qualified.

The address of each Trustee and Officer is c/o WisdomTree Asset Management, Inc., 380 Madison Avenue, 21st Floor, New York, NY 10017.

Interested Trustee and Officers

Name (year of birth)	Position	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee/ Officer+	Other Directorships Held by Trustee/ Officer
Jonathan Steinberg (1964)	Trustee, President*	Trustee and Officer since 2005	President, WisdomTree Trust since 2005; President, WisdomTree Investments, Inc. and WisdomTree Asset Management, Inc.; Chief Executive Officer, WisdomTree Investments, Inc.	47	Director, WisdomTree Investments, Inc. and WisdomTree Asset Management, Inc.

David Castano*** (1971)	Treasurer*	Officer since 2013	Director of Fund Accounting & Administration, WisdomTree Asset Management, Inc. since 2011; Vice President of Legg Mason & Co. and served as Treasurer from 2010 to 2011 and Controller from 2006 to 2010 of certain mutual funds associated with Legg Mason & Co.; Assistant Treasurer of Lord Abbett mutual funds from 2004 to 2006.	47	None

Sarah English** (1977)	Secretary*	Officer since 2012	Counsel, WisdomTree Asset Management, Inc. since 2010; Attorney, NYFIX, Inc. 2006 to 2009.	47	None

Terry Jane Feld** (1960)	Chief Compliance Officer*	Officer since 2012	Chief Compliance Officer, WisdomTree Asset Management, Inc. since 2012; Senior Compliance Officer, WisdomTree Asset Management, Inc. since 2011; Senior Compliance Officer, TIAA-CREF, 2007 to 2010; Vice President/NASD-SEC Compliance, Mutual of America Life Insurance Co., 2004 to 2007.	47	None

+	As of March 31, 2013.

*	Elected by and serves at the pleasure of the Board of Trustees.

**	Sarah English and Terry Jane Feld were elected as officers to the Trust by the Board of Trustees on October 5, 2012.

***	Elected as an officer to the Trust by the Board of Trustees effective January 1, 2013.

82	WisdomTree Domestic and International Earnings Funds

Trustees and Officers Information (unaudited) (concluded)

Independent Trustees

Name (year of birth)	Position	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee+	Other Directorships Held by Trustee
Joel Goldberg* (1945)	Trustee	Trustee since 2012	Attorney, Partner at Stroock & Stroock & Lavan LLP, 2010 to present; Attorney, Partner at Willkie Farr & Gallagher LLP, 2006 to 2010.	47	None

Toni Massaro (1955)**	Trustee	Trustee since 2006	Dean Emerita at the University of Arizona James E. Rogers College of Law (“Rogers College of Law”) since 2009 (distinguished Emerita in July 2009); Dean at the Rogers College of Law from 1999 to 2009; Regents’ Professor since 2006; Milton O. Riepe Chair in Constitutional Law since 1997; Professor at the Rogers College of Law since 1990.	47	None

Victor Ugolyn (1947)	Trustee, Chairman of the Board of Trustees	Trustee and Chairman since 2006	Private Investor, 2005 to Present; President and Chief Executive Officer of William D. Witter, Inc. from 2005 to 2006; Consultant to AXA Enterprise in 2004; Chairman, President and Chief Executive Officer of Enterprise Capital Management (subsidiary of The MONY Group, Inc.) and Enterprise Group of Funds, Chairman of MONY Securities Corporation, and Chairman of the Fund Board of Enterprise Group of Funds 1991 to 2004.	47	Member of the Board of Directors of New York Society of Security Analysts; Member of the Board of Governors of Naismith Memorial Basketball Hall of Fame

+	As of March 31, 2013.

*	Chair of the Governance and Nominating Committee. Joel Goldberg was appointed to the Board on October 5, 2012.

**	Chair of the Audit Committee.

WisdomTree Domestic and International Earnings Funds	83

Supplemental Information (unaudited)

Federal Income Tax Information

The following Federal tax information related to the Funds fiscal year ended March 31, 2013, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2014.

Certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year ended March 31, 2013, the following represents the maximum amount of ordinary income distributions that may be considered qualified dividend income:

Fund	Qualified Dividend Income
Total Earnings Fund	$982,617
Earnings 500 Fund	1,286,555
MidCap Earnings Fund	2,867,882
SmallCap Earnings Fund	2,869,828
LargeCap Value Fund	639,542
India Earnings Fund (consolidated)	8,238,846

The following represents the percentage of dividends paid during the fiscal year ended March 31, 2013, that qualify for the 70% dividends received deduction for corporate shareholders:

Fund	Dividends-Received Deduction
Total Earnings Fund	100.00%
Earnings 500 Fund	100.00%
MidCap Earnings Fund	100.00%
SmallCap Earnings Fund	98.31%
LargeCap Value Fund	100.00%
India Earnings Fund (consolidated)	0.00%

The Fund intends to elect to pass through to shareholders the credit for taxes paid during the fiscal year ended March 31, 2013, to foreign countries. The gross foreign source income and foreign taxes paid are as follows:

Fund	Gross Foreign Income	Foreign Taxes Paid
Total Earnings Fund	$—	$—
Earnings 500 Fund	—	—
MidCap Earnings Fund	—	—
SmallCap Earnings Fund	—	—
LargeCap Value Fund	—	—
India Earnings Fund (consolidated)	17,697,067	246,519

84	WisdomTree Domestic and International Earnings Funds

General Information (unaudited)

Proxy Voting Policies, Procedures and Record

A complete copy of the Proxy Voting Policy may be obtained by calling 1-866-909-WISE (9473) or writing to: WisdomTree Trust, c/o ALPS Distributors, Inc., 1290 Broadway, Suite 1100, Denver, Colorado 80203.

The Trust is required to disclose annually the Funds’ complete proxy voting record on Form N-PX covering the most recent 12-month period ended June 30 and to file Form N-PX with the SEC no later than August 31 of each year. The current Form N-PX for the Funds is available at no charge upon request by calling 1-866-909-WISE (9473) or through the Trust’s website at www.wisdomtree.com. The Funds’ Form N-PX is also available on the SEC’s website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available, without charge, on the SEC’s website at www.sec.gov and are also available by calling the Trust at 1-866-909-WISE (9473). You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

Information about each Fund’s portfolio holdings is available daily, without charge, at www.wisdomtree.com.

The Fund’s Statement of Additional Information (“SAI”) has additional information about the Funds’ Trustees and Officers and is available without charge upon request. Contact your financial representative for a free prospectus or SAI.

Frequency Distribution of Discounts & Premiums

Information about differences between the per share net asset value of each Fund and the market trading price of shares of each Fund are available, without charge, at www.wisdomtree.com.

WisdomTree Domestic and International Earnings Funds	85

The WisdomTree Family of Funds

The following is a list of WisdomTree Funds being offered, along with their respective ticker symbols, as of March 31, 2013:

WisdomTree Domestic Dividend Funds

WisdomTree Total Dividend Fund (DTD)

WisdomTree Equity Income Fund (DHS)

WisdomTree LargeCap Dividend Fund (DLN)

WisdomTree Dividend ex-Financials Fund (DTN)

WisdomTree MidCap Dividend Fund (DON)

WisdomTree SmallCap Dividend Fund (DES)

WisdomTree International Dividend Funds

WisdomTree DEFA Fund (DWM)

WisdomTree DEFA Equity Income Fund (DTH)

WisdomTree Global Equity Income Fund (DEW)

WisdomTree Europe SmallCap Dividend Fund (DFE)

WisdomTree Japan Hedged Equity Fund (DXJ)

WisdomTree Global ex-U.S. Growth Fund (DNL)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

WisdomTree Asia Pacific ex-Japan Fund (AXJL)

WisdomTree Australia Dividend Fund (AUSE)

WisdomTree International LargeCap Dividend Fund (DOL)

WisdomTree International Dividend ex-Financials Fund (DOO)

WisdomTree International MidCap Dividend Fund (DIM)

WisdomTree International SmallCap Dividend Fund (DLS)

WisdomTree Emerging Markets Equity Income Fund (DEM)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

WisdomTree Middle East Dividend Fund (GULF)

WisdomTree Europe Hedged Equity Fund (HEDJ)

WisdomTree China Dividend ex-Financials Fund (CHXF)

WisdomTree International Dividend

Sector Funds

WisdomTree Commodity Country Equity Fund (CCXE)

WisdomTree Global Natural Resources Fund (GNAT)

WisdomTree Global ex-U.S. Utilities Fund (DBU)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

WisdomTree Domestic and International

Earnings Funds

WisdomTree Total Earnings Fund (EXT)

WisdomTree Earnings 500 Fund (EPS)

WisdomTree MidCap Earnings Fund (EZM)

WisdomTree SmallCap Earnings Fund (EES)

WisdomTree LargeCap Value Fund (EZY)

WisdomTree India Earnings Fund (EPI)

WisdomTree Currency Funds

WisdomTree Brazilian Real Fund (BZF)

WisdomTree Chinese Yuan Fund (CYB)

WisdomTree Commodity Currency Fund (CCX)

WisdomTree Emerging Currency Fund (CEW)

WisdomTree Indian Rupee Fund (ICN)

WisdomTree Fixed Income Funds

WisdomTree Asia Local Debt Fund (ALD)

WisdomTree Australia & New Zealand Debt Fund (AUNZ)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

WisdomTree Emerging Markets Local Debt Fund (ELD)

WisdomTree Euro Debt Fund (EU)

WisdomTree Global Corporate Bond Fund (GLCB)

WisdomTree Alternative Funds

WisdomTree Global Real Return Fund (RRF)

WisdomTree Managed Futures Strategy Fund (WDTI)

The WisdomTree Funds are exchange traded funds (“ETFs”) registered with the United States Securities and Exchange Commission as separate series (“Funds”) of WisdomTree Trust (“Trust”). WisdomTree Asset Management, Inc., a wholly owned subsidiary of WisdomTree Investments, Inc., serves as the investment adviser to the Trust. None of the WisdomTree entities are affiliated with ALPS Distributors, Inc., the Funds’ distributor. WisdomTree Investments, its affiliates and their independent providers are not liable for any informational errors, incompleteness, delays, or for any actions taken in reliance on information contained herein.

Investors should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing. A prospectus, containing this and other information, is available at www.wisdomtree.com, or by calling 1-866-909-WISE (9473). Investors should read the prospectus carefully before investing. There are risks associated with investing, including possible loss of principal. Past performance does not guarantee future results. Indexes are unmanaged and you cannot invest directly in an index.

There are risks associated with investing, including possible loss of principal. Funds focusing their investments on certain sectors and/or smaller companies increase their vulnerability to any single economic or regulatory development. This may result in greater share price volatility. Foreign investing involves special risks, such as risk of loss from currency fluctuation or political or economic uncertainty. The WisdomTree India Earnings Fund focuses its investments in India, thereby increasing the impact of events and developments associated with the region which can adversely affect performance. Investments in emerging, offshore or frontier markets such as India are generally less liquid and less efficient than investments in developed markets and are subject to additional risks, such as risks of adverse governmental regulation and intervention or political developments. Due to the investment strategy of certain Funds they may make higher capital gain distributions than other ETFs. Please read the Fund’s prospectus for specific details regarding the Fund’s risk profile.

Transactions in Fund shares will result in brokerage commissions and will generate tax consequences. Shares may be sold through brokerage accounts, but may be redeemed from the Funds only in large amounts of 50,000 shares or more.

WisdomTree Trust

380 Madison Avenue, 21st Floor

New York, NY 10017

WisdomTree Domestic and International Earnings Funds

WisdomTree Total Earnings Fund

WisdomTree Earnings 500 Fund

WisdomTree MidCap Earnings Fund

WisdomTree SmallCap Earnings Fund

WisdomTree LargeCap Value Fund

WisdomTree India Earnings Fund

WisdomTree Fund shares are distributed by ALPS Distributors, Inc.

WIS005272 5/2014

Item 2.	Code of Ethics.

(a)

The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)

There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)

The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3.	Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that the Registrant has one audit committee financial expert, as that term is defined under Item 3(b) and 3(c), serving on its audit committee. The audit committee financial expert serving on the Registrant’s audit committee is Victor Ugolyn, who is an independent Trustee of the Trust, as that term is defined under Item 3(a) (2).

Item 4.	Principal Accountant Fees and Services.

Audit Fees

(a)

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $785,733 for 2013 and $732,480 for 2012.

Audit-Related Fees

(b)

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2013 and $0 for 2012.

Tax Fees

(c)

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $396,220 for 2013 and $438,490 for 2012.

All Other Fees

(d)

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2013 and $0 for 2012.

(e)(1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Per Rule 2-01(c) (7) (A), the Registrant’s audit committee charter provides that the audit committee shall select and approve in advance the retention of independent accountants to annually audit and provide their opinion on the Registrant’s financial statements. The audit committee must also approve prior to appointment the engagement of the principal accountant to provide other audit services to the Registrant or to provide non-audit services to the Registrant, its investment adviser, or any entity controlling, controlled by, or under common control with its investment adviser (“adviser/affiliate”) that provides ongoing services to the Registrant, if the engagement by the investment adviser or adviser affiliate relates directly to the operations and financial reporting of the Registrant. The audit committee must also, prior to appointment of the engagement of the principal accountant, review and approve the fees proposed to be charged to the Registrant by the auditors for each audit and non-audit service. The audit committee must also consider whether non-audit services provided by the Registrant’s principal accountant to the Registrant’s investment adviser, or adviser/affiliate that provides ongoing services to the Trust are compatible with maintaining the auditor’s independence.

(e)(2)	The Registrant’s Audit Committee has approved 100% of services described in each of Items 4(b) through (d) pursuant to paragraph (c) (7) (A) of Rule 2-01 of Regulation S-X.

(f)

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $436,220 for 2013 and $438,490 for 2012.

(h)	Not applicable.

Item 5.	Audit Committee of Listed registrants.

The Registrant is an issuer as defined in Rule 10A-3 under the Exchange Act and has a separately-designated standing audit committee established in accordance with Section 3(a) (58)A of the Exchange Act. The Registrant’s audit committee members are Toni Massaro, Victor Ugolyn, and Joel Goldberg.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(12.other) Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	WisdomTree Trust

By (Signature and Title)*	/s/ Jonathan L. Steinberg
Jonathan L. Steinberg, President
(principal executive officer)

Date	June 7, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jonathan L. Steinberg
Jonathan L. Steinberg, President
(principal executive officer)

Date	June 7, 2013

By (Signature and Title)*	/s/ David Castano
David Castano, Treasurer
(principal financial officer)

Date	June 7, 2013

* Print the name and title of each signing officer under his or her signature.